SECURITIES ACT FILE NO. 333-08653
INVESTMENT COMPANY ACT FILE NO. 811-07725
FORM N-1A
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 58	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 60	☒
SEASONS SERIES TRUST
(Exact Name of Registrant as Specified in Charter)
21650 Oxnard Street, 10th Floor
Woodland Hills, California 91367
(Address of Principal Executive Offices) (Zip Code)
(800) 445-7862
(Registrant’s Telephone Number, including area code)
Kathleen D. Fuentes, Esq.
SunAmerica Asset Management, LLC
Harborside 5
185 Hudson Street, Suite 3300
Jersey City, NJ 07311
(Name and Address for Agent for Service)
Copy to:
Trina Sandoval, Esq.
AIG Life & Retirement
21650 Oxnard Street, 10th Floor
Woodland Hills, California 91367

Margery K. Neale, Esq.
Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, New York 10019-6099

It is proposed that this filing will become effective (check appropriate box):
☐	Immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on July 29, 2022, pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date), pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date), pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS
July 29, 2022

Seasons Series Trust
(Class 1, Class 2 and Class 3 Shares)
SA Allocation Balanced Portfolio
SA Allocation Growth Portfolio
SA Allocation Moderate Growth Portfolio
SA Allocation Moderate Portfolio
SA American Century Inflation Protection Portfolio (formerly, SA Wellington Real Return Portfolio)
SA Columbia Focused Value Portfolio
SA Multi-Managed Diversified Fixed Income Portfolio
SA Multi-Managed Growth Portfolio
SA Multi-Managed Income Portfolio
SA Multi-Managed Income/Equity Portfolio
SA Multi-Managed International Equity Portfolio
SA Multi-Managed Large Cap Growth Portfolio
SA Multi-Managed Large Cap Value Portfolio
SA Multi-Managed Mid Cap Growth Portfolio
SA Multi-Managed Mid Cap Value Portfolio
SA Multi-Managed Moderate Growth Portfolio
SA Multi-Managed Small Cap Portfolio
SA Putnam Asset Allocation Diversified Growth Portfolio
SA T. Rowe Price Growth Stock Portfolio
This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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Portfolio Summary: SA Allocation Balanced Portfolio
Investment Goal

The Portfolio’s investment goal is long-term capital appreciation and current income.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table and the example below do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees. As an investor in the Portfolio, you pay the expenses of the Portfolio and indirectly pay a proportionate share of the expenses of the Underlying Portfolios (as defined herein) in which the Portfolio invests.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 3
Management Fees	0.10%	0.10%
Service (12b-1) Fees	None	0.25%
Other Expenses	0.04%	0.04%
Acquired Fund Fees and Expenses[1]	0.62%	0.62%
Total Annual Portfolio Operating Expenses Before Fee Waivers and/ or Expense Reimbursements	0.76%	1.01%
Fee Waivers and/or Expense Reimbursements[2]	0.01%	0.01%
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.75%	1.00%
1
The Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements for the Portfolio do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table of the annual report, which reflects the net operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses. “Acquired Fund Fees and Expenses” include fees and expenses incurred indirectly by the Portfolio as a result of investments in shares of one or more Underlying Portfolios.
2
Pursuant to an Advisory Fee Waiver Agreement, the investment adviser, SunAmerica Asset Management, LLC (“SunAmerica”), is contractually obligated to waive a portion of its advisory fee so that the advisory fee payable by the Portfolio is equal to 0.09% of the Portfolio’s daily net assets. This waiver agreement may be modified or discontinued prior to July 31, 2023 only with the approval of the Board of Trustees (the “Board”) of Seasons Series Trust (the “Trust”), including a majority of the trustees of the Board who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses  remain the same and that all fee waivers and/or reimbursements remain in place through the term of the applicable waiver and/or expense reimbursement. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$77	$242	$421	$941
Class 3 Shares	102	321	557	1,235
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.
During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 14% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio

The Portfolio is structured as a “fund-of-funds,” which means that it pursues its investment goal by investing its assets in a combination of the portfolios of the Trust and SunAmerica Series Trust (collectively, the “Underlying Portfolios”).
The Portfolio attempts to achieve its investment goal by investing its assets, under normal circumstances, among a combination of Underlying Portfolios, of which no more than 70% of its assets will be invested in equity portfolios.
The Underlying Portfolios have a variety of investment styles and focuses. The underlying equity portfolios include large, mid and small cap portfolios, growth and value-oriented portfolios and international portfolios. The underlying fixed income portfolios include portfolios that invest in U.S. and non-U.S. issuers, corporate, mortgage-backed and government securities, investment grade securities, and securities rated below investment grade (commonly known as “junk bonds”).

Portfolio Summary: SA Allocation Balanced Portfolio
SunAmerica determines the Portfolio’s target asset class allocation. The target asset class allocation is generally broken down into the following asset classes: large cap growth/value stocks, mid cap growth/value stocks, small cap stocks, international stocks, bonds (investment grade, high-yield, inflation-protected) and cash equivalents. Based on these target asset class allocations, SunAmerica determines a target portfolio allocation in which the Portfolio will invest in the Underlying Portfolios. The target allocation percentages as of March 31, 2022 were:
•	Large cap growth/value stocks	25.7%
•	Mid cap growth/value stocks	4.0%
•	Small cap growth/value stocks	2.3%
•	International stocks	9.0%
•	Investment grade securities	53.9%
•	High-yield securities	2.8%
•	Inflation-protected securities	2.3%
SunAmerica performs an investment analysis of possible investments for the Portfolio and selects the universe of permitted Underlying Portfolios as well as the allocation to each Underlying Portfolio. SunAmerica reserves the right to change the Portfolio’s asset allocation among the Underlying Portfolios. SunAmerica may change the target asset allocation percentage and may underweight or overweight such asset classes at its discretion. The percentage of the Portfolio’s assets invested in any of the Underlying Portfolios will vary from time to time.
Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary of the principal risks of investing in the Portfolio.
Asset Allocation Risk. The Portfolio’s risks will directly correspond to the risks of the Underlying Portfolios in which it invests. The Portfolio is subject to the risk that the selection of the Underlying Portfolios and the allocation and reallocation of the Portfolio’s assets among the various asset classes and market sectors may not produce the desired result.
Equity Securities Risk. The Portfolio invests in Underlying Portfolios that invest in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.
Large-Cap Companies Risk. The Portfolio invests in Underlying Portfolios that invest substantially in large-cap companies. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.
Growth Stock Risk. The Portfolio invests substantially in Underlying Portfolios with an investment strategy that focuses on selecting growth-style stocks. Growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often decline more than other stocks.
Value Investing Risk. The Portfolio invests substantially in Underlying Portfolios with an investment strategy that focuses on selecting value-style stocks. When investing in securities which are believed to be undervalued in the market, there is a risk that the market may not recognize a security’s intrinsic value for a long period of time, or that a stock judged to be undervalued may actually be appropriately priced.
Risk of Investing in Bonds. The Portfolio invests in Underlying Portfolios that invest principally in bonds, which may cause the value of your investment in the Portfolio to go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers.
Interest Rate Fluctuations Risk. The Portfolio invests in Underlying Portfolios that invest substantially in fixed income securities. Fixed income securities may be subject to volatility due to changes in interest rates. Duration is a measure of interest rate risk that indicates how price-sensitive a bond is to changes in interest rates. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. Interest rates have been historically low, so the Portfolio faces a heightened risk that interest rates may rise. For example, a bond with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%. Potential future changes in monetary policy made by

Portfolio Summary: SA Allocation Balanced Portfolio
central banks and/or their governments are likely to affect the level of interest rates.
Risk of Investing in Junk Bonds. The Portfolio invests in Underlying Portfolios that invest substantially in fixed income securities, a percentage of which may be invested in high yield, high risk bonds commonly known as “junk bonds.” Junk bonds are generally subject to greater credit risks than higher-grade bonds. Junk bonds are considered speculative, tend to be less liquid and are more difficult to value than higher-grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments and may be difficult to sell at a desired price, or at all, during periods of uncertainty or market turmoil.
Credit Risk. Credit risk applies to most fixed income securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. An Underlying Portfolio could lose money if the issuer of a fixed income security is unable or perceived to be unable to pay interest or to repay principal when it becomes due.
Foreign Investment Risk. The Portfolio’s investments in Underlying Portfolios that invest in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which an Underlying Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of an Underlying Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability and other conditions or events (including, for example, military confrontations, war, terrorism, disease/virus, outbreaks and epidemics). Lack of information may also affect the value of these securities.
Currency Volatility Risk. The value of an Underlying Portfolio’s foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of an Underlying Portfolio’s non-U.S. dollar-denominated securities.
Risks of Investing in Inflation-Indexed Securities. The Portfolio invests in Underlying Portfolios that invest in inflation-indexed securities. Inflation-indexed securities are debt instruments whose principal is indexed to an official or designated measure of inflation, such as the Consumer Price Index in the United States. Inflation-indexed securities issued by a foreign government or foreign corporation are adjusted to reflect a comparable inflation index, calculated by that government. Inflation-indexed securities are sensitive to changes in the real interest rate, which is the nominal interest rate minus the expected rate of inflation.  Repayment of the original principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-protected bonds (“TIPS”), even during a period of deflation. However, the current market value of a fixed income security is not guaranteed, and will fluctuate. Inflation-indexed securities, other than TIPS, may not provide a similar guarantee and may be supported only by the credit of the issuing entity. Inflation-indexed securities issued by corporations may be similar to TIPS, but are subject to the risk of the corporation’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity.
Index Risk. Many of the Underlying Portfolios in which the Portfolio invests have a passively-managed portion that is managed to track the performance of an index. That portion of the Underlying Portfolios will not sell securities in its portfolio or buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, the Portfolio may suffer losses that might not be experienced with an investment in an actively-managed mutual fund.
Affiliated Fund Risk. SunAmerica chooses the Underlying Portfolios in which the Portfolio invests. As a result, SunAmerica may be subject to potential conflicts of interest in selecting the Underlying Portfolios because the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios and because SunAmerica is also responsible for managing portions of certain Underlying Portfolios. However, SunAmerica has a fiduciary duty to act in the Portfolio’s best interests when selecting the Underlying Portfolios.
Fund-of-Funds Risk. The costs of investing in the Portfolio, as a fund-of-funds, may be higher than the costs of investing in a mutual fund that only invests directly in individual securities. An Underlying Portfolio may change its investment objective or policies without the Portfolio’s approval, which could force the Portfolio to withdraw its investment from such Underlying Portfolio at a time that is unfavorable to the Portfolio. In addition, one Underlying Portfolio may buy the same securities that another Underlying Portfolio sells. Therefore, the Portfolio would indirectly bear the costs of these trades without accomplishing any investment purpose.

Portfolio Summary: SA Allocation Balanced Portfolio
Underlying Portfolios Risk. The risks of the Portfolio owning the Underlying Portfolios generally reflect the risks of owning the underlying securities held by the Underlying Portfolios. Disruptions in the markets for the securities held by the Underlying Portfolios could result in losses on the Portfolio’s investment in such securities. The Underlying Portfolios also have fees that increase their costs versus owning the underlying securities directly.
Small- and Mid-Cap Companies Risk. The Portfolio invests in Underlying Portfolios that may invest in securities of small- and mid-cap companies. Securities of small- and mid-cap companies are usually more volatile and entail greater risks than securities of large-cap companies.
Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.
Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling and other conditions or events (including, for example, military confrontations, war, terrorism, disease/virus, outbreaks and epidemics). In addition, an Underlying Portfolio’s adviser’s or subadviser’s assessment of securities held by the Underlying Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.
The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Portfolio’s or an Underlying Portfolio’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Performance Information

The following bar chart illustrates the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and the table compares the Portfolio’s average annual returns to those of the Russell 3000® Index, the MSCI EAFE Index (net), the Bloomberg U.S. Aggregate Bond Index and a blended index.The blended index consists of 30% Russell 3000® Index, 10% MSCI EAFE Index (net) and 60% Bloomberg U.S. Aggregate Bond Index (the “Blended Index”). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Effective July 29, 2015, SunAmerica assumed day-to-day investment management of the Portfolio.
(Class 3 Shares)

Portfolio Summary: SA Allocation Balanced Portfolio
During the period shown in the bar chart:
Highest Quarterly Return:	June 30, 2020	10.51%
Lowest Quarterly Return:	March 31, 2020	-8.43%
Year to Date Most Recent Quarter:	June 30, 2022	-15.09%
Average Annual Total Returns (For the periods ended December 31, 2021)
	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class 1 Shares	7.55%	8.39%	N/A	7.87%	9/26/2016
Class 3 Shares	7.31%	8.12%	7.15%
Blended Index	7.43%	8.65%	7.54%	8.08%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-1.54%	3.57%	2.90%	2.81%
MSCI EAFE Index (net) (reflects no deduction for fees or expenses)	11.26%	9.55%	8.03%	8.76%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	25.66%	17.97%	16.30%	17.95%
Investment Adviser

The Portfolio’s investment adviser is SunAmerica. SunAmerica’s portfolio managers are noted below.
Portfolio Managers
Name and Title	Portfolio Manager of the Portfolio Since
Andrew Sheridan Lead Portfolio Manager	2021
Manisha Singh, CFA Co-Portfolio Manager	2017
Robert Wu, CFA Co-Portfolio Manager	2021
Additional Information

For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the “Important Additional Information” section on page 82.

Portfolio Summary: SA Allocation Growth Portfolio
Investment Goal

The Portfolio’s investment goal is long-term capital appreciation.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table and the example below do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees. As an investor in the Portfolio, you pay the expenses of the Portfolio and indirectly pay a proportionate share of the expenses of the Underlying Portfolios (as defined herein) in which the Portfolio invests.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 3
Management Fees	0.10%	0.10%
Service (12b-1) Fees	None	0.25%
Other Expenses	0.03%	0.03%
Acquired Fund Fees and Expenses[1]	0.68%	0.68%
Total Annual Portfolio Operating Expenses Before Fee Waivers and/ or Expense Reimbursements	0.81%	1.06%
Fee Waivers and/or Expense Reimbursements[2]	0.01%	0.01%
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.80%	1.05%
1
The Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements for the Portfolio do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table of the annual report, which reflects the net operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses. “Acquired Fund Fees and Expenses” include fees and expenses incurred indirectly by the Portfolio as a result of investments in shares of one or more Underlying Portfolios.
2
Pursuant to an Advisory Fee Waiver Agreement, the investment adviser, SunAmerica Asset Management, LLC (“SunAmerica”), is contractually obligated to waive a portion of its advisory fee so that the advisory fee payable by the Portfolio is equal to 0.09% of the Portfolio’s daily net assets. This waiver agreement may be modified or discontinued prior to July 31, 2023 only with the approval of the Board of Trustees (the “Board”) of Seasons Series Trust (the “Trust”), including a majority of the trustees of the Board who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses  remain the same and that all fee waivers and/or reimbursements remain in place through the term of the applicable waiver and/or expense reimbursement. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$82	$258	$449	$1,001
Class 3 Shares	107	336	584	1,293
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.
During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 10% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio

The Portfolio is structured as a “fund-of-funds,” which means that it pursues its investment goal by investing its assets in a combination of the portfolios of the Trust and SunAmerica Series Trust (collectively, the “Underlying Portfolios”).
The Portfolio attempts to achieve its investment goal by investing its assets, under normal circumstances, among a combination of Underlying Portfolios, of which at least 70% of its assets will be invested in equity portfolios.
The Underlying Portfolios have a variety of investment styles and focuses. The underlying equity portfolios include large, mid and small cap portfolios, growth and value-oriented portfolios and international portfolios. The underlying fixed income portfolios include portfolios that invest in U.S. and non-U.S. issuers, corporate, mortgage-backed and government securities, investment grade securities, and securities rated below investment grade (commonly known as “junk bonds”).

Portfolio Summary: SA Allocation Growth Portfolio
SunAmerica determines the Portfolio’s target asset class allocation. The target asset class allocation is generally broken down into the following asset classes: large cap growth/value stocks, mid cap growth/value stocks, small cap stocks, international stocks (including investments in emerging market countries) and bonds (investment grade, high-yield, inflation-protected). Based on these target asset class allocations, SunAmerica determines a target portfolio allocation in which the Portfolio will invest in the Underlying Portfolios. The target allocation percentages as of March 31, 2022 were:
•	Large cap growth/value stocks	47.4%
•	Mid cap growth/value stocks	7.4%
•	Small cap growth/value stocks	4.3%
•	International stocks	21.9%
•	Investment grade securities	16.3%
•	High-yield securities	2.1%
•	Inflation-protected securities	0.6%
SunAmerica performs an investment analysis of possible investments for the Portfolio and selects the universe of permitted Underlying Portfolios as well as the allocation to each Underlying Portfolio. SunAmerica reserves the right to change the Portfolio’s asset allocation among the Underlying Portfolios. SunAmerica may change the target asset allocation percentage and may underweight or overweight such asset classes at its discretion. The percentage of the Portfolio’s assets invested in any of the Underlying Portfolios will vary from time to time.
Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary of the principal risks of investing in the Portfolio.
Asset Allocation Risk. The Portfolio’s risks will directly correspond to the risks of the Underlying Portfolios in which it invests. The Portfolio is subject to the risk that the selection of the Underlying Portfolios and the allocation and reallocation of the Portfolio’s assets among the various asset classes and market sectors may not produce the desired result.
Equity Securities Risk. The Portfolio primarily invests in Underlying Portfolios that invest in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.
Large-Cap Companies Risk. The Portfolio invests in Underlying Portfolios that invest substantially in large-cap companies. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.
Small- and Mid-Cap Companies Risk. The Portfolio invests in Underlying Portfolios that may invest in securities of small- and mid-cap companies. Securities of small- and mid-cap companies are usually more volatile and entail greater risks than securities of large-cap companies.
Foreign Investment Risk. The Portfolio’s investments in Underlying Portfolios that invest in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which an Underlying Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of an Underlying Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability and other conditions or events (including, for example, military confrontations, war, terrorism, disease/virus, outbreaks and epidemics). Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.
Emerging Markets Risk. Risks associated with investments in emerging markets may include: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasive corruption and crime; exchange rate volatility; inflation, deflation or currency devaluation; violent military or political conflicts; confiscations and other government restrictions by the United States or other governments; and government instability. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries.
Currency Volatility Risk. The value of an Underlying Portfolio’s foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of an

Portfolio Summary: SA Allocation Growth Portfolio
Underlying Portfolio’s non-U.S. dollar-denominated securities.
Growth Stock Risk. The Portfolio invests substantially in Underlying Portfolios with an investment strategy that focuses on selecting growth-style stocks. Growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often decline more than other stocks.
Value Investing Risk. The Portfolio invests substantially in Underlying Portfolios with an investment strategy that focuses on selecting value-style stocks. When investing in securities which are believed to be undervalued in the market, there is a risk that the market may not recognize a security’s intrinsic value for a long period of time, or that a stock judged to be undervalued may actually be appropriately priced.
Risk of Investing in Bonds. The Portfolio invests in Underlying Portfolios that invest principally in bonds, which may cause the value of your investment in the Portfolio to go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers.
Interest Rate Fluctuations Risk. The Portfolio invests in Underlying Portfolios that invest substantially in fixed income securities. Fixed income securities may be subject to volatility due to changes in interest rates. Duration is a measure of interest rate risk that indicates how price-sensitive a bond is to changes in interest rates. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. Interest rates have been historically low, so the Portfolio faces a heightened risk that interest rates may rise. For example, a bond with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%. Potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.
Risk of Investing in Junk Bonds. The Portfolio invests in Underlying Portfolios that invest substantially in fixed income securities, a percentage of which may be invested in high yield, high risk bonds commonly known as “junk bonds.” Junk bonds are generally subject to greater credit risks than higher-grade bonds. Junk bonds are considered speculative, tend to be less liquid and are more difficult to value than higher-grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments and may be difficult to sell at a desired price, or at all, during periods of uncertainty or market turmoil.
Credit Risk. Credit risk applies to most fixed income securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. An Underlying Portfolio could lose money if the issuer of a fixed income security is unable or perceived to be unable to pay interest or to repay principal when it becomes due.
Index Risk. Many of the Underlying Portfolios in which the Portfolio invests have a passively-managed portion that is managed to track the performance of an index. That portion of the Underlying Portfolios will not sell securities in its portfolio or buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, the Portfolio may suffer losses that might not be experienced with an investment in an actively-managed mutual fund.
Affiliated Fund Risk. SunAmerica chooses the Underlying Portfolios in which the Portfolio invests. As a result, SunAmerica may be subject to potential conflicts of interest in selecting the Underlying Portfolios because the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios and because SunAmerica is also responsible for managing portions of certain Underlying Portfolios. However, SunAmerica has a fiduciary duty to act in the Portfolio’s best interests when selecting the Underlying Portfolios.
Fund-of-Funds Risk. The costs of investing in the Portfolio, as a fund-of-funds, may be higher than the costs of investing in a mutual fund that only invests directly in individual securities. An Underlying Portfolio may change its investment objective or policies without the Portfolio’s approval, which could force the Portfolio to withdraw its investment from such Underlying Portfolio at a time that is unfavorable to the Portfolio. In addition, one Underlying Portfolio may buy the same securities that another Underlying Portfolio sells. Therefore, the Portfolio would indirectly bear the costs of these trades without accomplishing any investment purpose.
Underlying Portfolios Risk. The risks of the Portfolio owning the Underlying Portfolios generally reflect the risks of owning the underlying securities held by the Underlying Portfolios. Disruptions in the markets for the securities held by the Underlying Portfolios could result in losses on the Portfolio’s investment in such securities. The Underlying Portfolios also have fees that increase their costs versus owning the underlying securities directly.

Portfolio Summary: SA Allocation Growth Portfolio
Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.
Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling and other conditions or events (including, for example, military confrontations, war, terrorism, disease/virus, outbreaks and epidemics). In addition, an Underlying Portfolio’s adviser’s or subadviser’s assessment of securities held by the Underlying Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.
The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Portfolio’s or an Underlying Portfolio’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Performance Information

The following bar chart illustrates the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and the table compares the Portfolio’s average annual returns to those of the Russell 3000® Index, the MSCI EAFE Index (net), the Bloomberg U.S. Aggregate Bond Index and a blended index. The blended index consists of 57% Russell 3000® Index, 23% MSCI EAFE Index (net) and 20% Bloomberg U.S. Aggregate Bond Index (the “Blended Index”). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Effective July 29, 2015, SunAmerica assumed day-to-day investment management of the Portfolio.
(Class 3 Shares)

Portfolio Summary: SA Allocation Growth Portfolio
During the period shown in the bar chart:
Highest Quarterly Return:	June 30, 2020	16.89%
Lowest Quarterly Return:	March 31, 2020	-17.03%
Year to Date Most Recent Quarter:	June 30, 2022	-19.24%
Average Annual Total Returns (For the periods ended December 31, 2021)
	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class 1 Shares	15.97%	12.94%	N/A	12.43%	9/26/2016
Class 3 Shares	15.69%	12.65%	10.90%
Blended Index	16.55%	13.27%	11.81%	12.90%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-1.54%	3.57%	2.90%	2.81%
MSCI EAFE Index (net) (reflects no deduction for fees or expenses)	11.26%	9.55%	8.03%	8.76%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	25.66%	17.97%	16.30%	17.95%
Investment Adviser

The Portfolio’s investment adviser is SunAmerica. SunAmerica’s portfolio managers are noted below.
Portfolio Managers
Name and Title	Portfolio Manager of the Portfolio Since
Andrew Sheridan Lead Portfolio Manager	2021
Manisha Singh, CFA Co-Portfolio Manager	2017
Robert Wu, CFA Co-Portfolio Manager	2021
Additional Information

For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the “Important Additional Information” section on page 82.

Portfolio Summary: SA Allocation Moderate Growth Portfolio
Investment Goal

The Portfolio’s investment goal is long-term capital appreciation.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table and the example below do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees. As an investor in the Portfolio, you pay the expenses of the Portfolio and indirectly pay a proportionate share of the expenses of the Underlying Portfolios (as defined herein) in which the Portfolio invests.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 3
Management Fees	0.10%	0.10%
Service (12b-1) Fees	None	0.25%
Other Expenses	0.02%	0.02%
Acquired Fund Fees and Expenses[1]	0.66%	0.66%
Total Annual Portfolio Operating Expenses Before Fee Waivers and/ or Expense Reimbursements	0.78%	1.03%
Fee Waivers and/or Expense Reimbursements[2]	0.01%	0.01%
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.77%	1.02%
1
The Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements for the Portfolio do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table of the annual report, which reflects the net operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses. “Acquired Fund Fees and Expenses” include fees and expenses incurred indirectly by the Portfolio as a result of investments in shares of one or more Underlying Portfolios.
2
Pursuant to an Advisory Fee Waiver Agreement, the investment adviser, SunAmerica Asset Management, LLC (“SunAmerica”), is contractually obligated to waive a portion of its advisory fee so that the advisory fee payable by the Portfolio is equal to 0.09% of the Portfolio’s daily net assets. This waiver agreement may be modified or discontinued prior to July 31, 2023 only with the approval of the Board of Trustees (the “Board”) of Seasons Series Trust (the “Trust”), including a majority of the trustees of the Board who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses  remain the same and that all fee waivers and/or reimbursements remain in place through the term of the applicable waiver and/or expense reimbursement. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$79	$248	$432	$965
Class 3 Shares	104	327	568	1,259
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.
During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 10% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio

The Portfolio is structured as a “fund-of-funds,” which means that it pursues its investment goal by investing its assets in a combination of the portfolios of the Trust and SunAmerica Series Trust (collectively, the “Underlying Portfolios”).
The Portfolio attempts to achieve its investment goal by investing its assets, under normal circumstances, among a combination of Underlying Portfolios, of which at least 30% and no more than 90% of its net assets will be invested in equity portfolios and at least 10% and no more than 70% of its net assets will be invested in fixed income portfolios.
The Underlying Portfolios have a variety of investment styles and focuses. The underlying equity portfolios include large, mid and small cap portfolios, growth and value-oriented portfolios and international portfolios. The underlying fixed income portfolios include portfolios that invest in U.S. and non-U.S. issuers, corporate, mortgage-backed and government securities, investment grade

Portfolio Summary: SA Allocation Moderate Growth Portfolio
securities, and securities rated below investment grade (commonly known as “junk bonds”).
SunAmerica determines the Portfolio’s target asset class allocation. The target asset class allocation is generally broken down into the following asset classes: large cap growth/value stocks, mid cap growth/value stocks, small cap stocks, international stocks and bonds (investment grade, high-yield, inflation-protected). Based on these target asset class allocations, SunAmerica determines a target portfolio allocation in which the Portfolio will invest in the Underlying Portfolios. The target allocation percentages as of March 31, 2022 were:
•	Large cap growth/value stocks	39.6%
•	Mid cap growth/value stocks	6.1%
•	Small cap growth/value stocks	3.3%
•	International stocks	17.0%
•	Investment grade securities	30.6%
•	High-yield securities	2.9%
•	Inflation-protected securities	0.5%
SunAmerica performs an investment analysis of possible investments for the Portfolio and selects the universe of permitted Underlying Portfolios as well as the allocation to each Underlying Portfolio. SunAmerica reserves the right to change the Portfolio’s asset allocation among the Underlying Portfolios. SunAmerica may change the target asset allocation percentage and may underweight or overweight such asset classes at its discretion. The percentage of the Portfolio’s assets invested in any of the Underlying Portfolios will vary from time to time.
Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary of the principal risks of investing in the Portfolio.
Asset Allocation Risk. The Portfolio’s risks will directly correspond to the risks of the Underlying Portfolios in which it invests. The Portfolio is subject to the risk that the selection of the Underlying Portfolios and the allocation and reallocation of the Portfolio’s assets among the various asset classes and market sectors may not produce the desired result.
Equity Securities Risk. The Portfolio invests primarily in Underlying Portfolios that invest in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.
Large-Cap Companies Risk. The Portfolio invests in Underlying Portfolios that invest substantially in large-cap companies. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.
Growth Stock Risk. The Portfolio invests substantially in Underlying Portfolios with an investment strategy that focuses on selecting growth-style stocks. Growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often decline more than other stocks.
Value Investing Risk. The Portfolio invests substantially in Underlying Portfolios with an investment strategy that focuses on selecting value-style stocks. When investing in securities which are believed to be undervalued in the market, there is a risk that the market may not recognize a security’s intrinsic value for a long period of time, or that a stock judged to be undervalued may actually be appropriately priced.
Foreign Sovereign Debt Risk. Foreign sovereign debt securities are subject to the risk that a governmental entity may delay or refuse to pay interest or to repay principal on its sovereign debt. If a governmental entity defaults, it may ask for more time in which to pay or for further loans.
Credit Risk. Credit risk applies to most fixed income securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. An Underlying Portfolio could lose money if the issuer of a fixed income security is unable or perceived to be unable to pay interest or to repay principal when it becomes due.
Interest Rate Fluctuations Risk. The Portfolio invests in Underlying Portfolios that invest substantially in fixed income securities. Fixed income securities may be subject to volatility due to changes in interest rates. Duration is a measure of interest rate risk that indicates how price-sensitive a bond is to changes in interest rates. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. Interest rates have been

Portfolio Summary: SA Allocation Moderate Growth Portfolio
historically low, so the Portfolio faces a heightened risk that interest rates may rise. For example, a bond with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%. Potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.
Risk of Investing in Bonds. The Portfolio invests in Underlying Portfolios that invest principally in bonds, which may cause the value of your investment in the Portfolio to go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers.
Risk of Investing in Junk Bonds. The Portfolio invests in Underlying Portfolios that invest substantially in fixed income securities, a percentage of which may be invested in high yield, high risk bonds commonly known as “junk bonds.” Junk bonds are generally subject to greater credit risks than higher-grade bonds. Junk bonds are considered speculative, tend to be less liquid and are more difficult to value than higher-grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments and may be difficult to sell at a desired price, or at all, during periods of uncertainty or market turmoil.
Small- and Mid-Cap Companies Risk. The Portfolio invests in Underlying Portfolios that may invest in securities of small- and mid-cap companies. Securities of small- and mid-cap companies are usually more volatile and entail greater risks than securities of large-cap companies.
Foreign Investment Risk. The Portfolio’s investments in Underlying Portfolios that invest in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which an Underlying Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of an Underlying Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability and other conditions or events (including, for example, military confrontations, war, terrorism, disease/virus, outbreaks and epidemics). Lack of information may also affect the value of these securities.
Currency Volatility Risk. The value of an Underlying Portfolio’s foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of an
Underlying Portfolio’s non-U.S. dollar-denominated securities.
Index Risk. Many of the Underlying Portfolios in which the Portfolio invests have a passively-managed portion that is managed to track the performance of an index. That portion of the Underlying Portfolios will not sell securities in its portfolio or buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, the Portfolio may suffer losses that might not be experienced with an investment in an actively-managed mutual fund.
Fund-of-Funds Risk. The costs of investing in the Portfolio, as a fund-of-funds, may be higher than the costs of investing in a mutual fund that only invests directly in individual securities. An Underlying Portfolio may change its investment objective or policies without the Portfolio’s approval, which could force the Portfolio to withdraw its investment from such Underlying Portfolio at a time that is unfavorable to the Portfolio. In addition, one Underlying Portfolio may buy the same securities that another Underlying Portfolio sells. Therefore, the Portfolio would indirectly bear the costs of these trades without accomplishing any investment purpose.
Affiliated Fund Risk. SunAmerica chooses the Underlying Portfolios in which the Portfolio invests. As a result, SunAmerica may be subject to potential conflicts of interest in selecting the Underlying Portfolios because the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios and because SunAmerica is also responsible for managing portions of certain Underlying Portfolios. However, SunAmerica has a fiduciary duty to act in the Portfolio’s best interests when selecting the Underlying Portfolios.
Underlying Portfolios Risk. The risks of the Portfolio owning the Underlying Portfolios generally reflect the risks of owning the underlying securities held by the Underlying Portfolios. Disruptions in the markets for the securities held by the Underlying Portfolios could result in losses on the Portfolio’s investment in such securities. The Underlying Portfolios also have fees that increase their costs versus owning the underlying securities directly.
Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.

Portfolio Summary: SA Allocation Moderate Growth Portfolio
Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling and other conditions or events (including, for example, military confrontations, war, terrorism, disease/virus, outbreaks and epidemics). In addition, an Underlying Portfolio’s adviser’s or subadviser’s assessment of securities held by the Underlying Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.
The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Portfolio’s or an Underlying Portfolio’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Performance Information

The following bar chart illustrates the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and the table compares the Portfolio’s average annual returns to those of the Russell 3000® Index, the MSCI EAFE Index (net), the Bloomberg U.S. Aggregate Bond Index and a blended index. The blended index consists of 47% Russell 3000® Index, 18% MSCI EAFE Index (net) and 35% Bloomberg U.S. Aggregate Bond Index (the “Blended Index”). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Effective July 29, 2015, SunAmerica assumed day-to-day investment management of the Portfolio.
(Class 3 Shares)

During the period shown in the bar chart:
Highest Quarterly Return:	June 30, 2020	14.43%
Lowest Quarterly Return:	March 31, 2020	-13.77%
Year to Date Most Recent Quarter:	June 30, 2022	-17.79%
Average Annual Total Returns (For the periods ended December 31, 2021)
	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class 1 Shares	12.76%	11.30%	N/A	10.80%	9/26/2016
Class 3 Shares	12.46%	11.01%	9.32%
Blended Index	13.09%	11.58%	10.24%	11.13%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-1.54%	3.57%	2.90%	2.81%
MSCI EAFE Index (net) (reflects no deduction for fees or expenses)	11.26%	9.55%	8.03%	8.76%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	25.66%	17.97%	16.30%	17.95%

Portfolio Summary: SA Allocation Moderate Growth Portfolio
Investment Adviser

The Portfolio’s investment adviser is SunAmerica. SunAmerica’s portfolio managers are noted below.
Portfolio Managers
Name and Title	Portfolio Manager of the Portfolio Since
Andrew Sheridan Lead Portfolio Manager	2021
Manisha Singh, CFA Co-Portfolio Manager	2017
Robert Wu, CFA Co-Portfolio Manager	2021
Additional Information

For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the “Important Additional Information” section on page 82.

Portfolio Summary: SA Allocation Moderate Portfolio
Investment Goal

The Portfolio’s investment goal is long-term capital appreciation and moderate current income.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table and the example below do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees. As an investor in the Portfolio, you pay the expenses of the Portfolio and indirectly pay a proportionate share of the expenses of the Underlying Portfolios (as defined herein) in which the Portfolio invests.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 3
Management Fees	0.10%	0.10%
Service (12b-1) Fees	None	0.25%
Other Expenses	0.03%	0.03%
Acquired Fund Fees and Expenses[1]	0.64%	0.64%
Total Annual Portfolio Operating Expenses Before Fee Waivers and/ or Expense Reimbursements	0.77%	1.02%
Fee Waivers and/or Expense Reimbursements[2]	0.01%	0.01%
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.76%	1.01%
1
The Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements for the Portfolio do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table of the annual report, which reflects the net operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses. “Acquired Fund Fees and Expenses” include fees and expenses incurred indirectly by the Portfolio as a result of investments in shares of one or more Underlying Portfolios.
2
Pursuant to an Advisory Fee Waiver Agreement, the investment adviser, SunAmerica Asset Management, LLC (“SunAmerica”), is contractually obligated to waive a portion of its advisory fee so that the advisory fee payable by the Portfolio is equal to 0.09% of the Portfolio’s daily net assets. This waiver agreement may be modified or discontinued prior to July 31, 2023 only with the approval of the Board of Trustees (the “Board”) of Seasons Series Trust (the “Trust”), including a majority of the trustees of the Board who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses  remain the same and that all fee waivers and/or reimbursements remain in place through the term of the applicable waiver and/or expense reimbursement. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$78	$245	$427	$953
Class 3 Shares	103	324	562	1,247
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.
During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 12% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio

The Portfolio is structured as a “fund-of-funds,” which means that it pursues its investment goal by investing its assets in a combination of the portfolios of the Trust and SunAmerica Series Trust (collectively, the “Underlying Portfolios”).
The Portfolio attempts to achieve its investment goal by investing its assets, under normal circumstances, among a combination of Underlying Portfolios, of which at least 20% and no more than 80% of its net assets will be invested in equity portfolios and at least 20% and no more than 80% of its net assets will be invested in fixed income portfolios.
The Underlying Portfolios have a variety of investment styles and focuses. The underlying equity portfolios include large, mid and small cap portfolios, growth and value-oriented portfolios and international portfolios. The underlying fixed income portfolios include portfolios that invest in U.S. and non-U.S. issuers, corporate, mortgage-backed and government securities, investment grade

Portfolio Summary: SA Allocation Moderate Portfolio
securities, and securities rated below investment grade (commonly known as “junk bonds”).
SunAmerica determines the Portfolio’s target asset class allocation. The target asset class allocation is generally broken down into the following asset classes: large cap growth/value stocks, mid cap growth/value stocks, small cap stocks, international stocks, bonds (investment grade, high-yield, inflation-protected) and cash equivalents. Based on these target asset class allocations, SunAmerica determines a target portfolio allocation in which the Portfolio will invest in the Underlying Portfolios. The target allocation percentages as of March 31, 2022 were:
•	Large cap growth/value stocks	34.6%
•	Mid cap growth/value stocks	5.3%
•	Small cap growth/value stocks	3.2%
•	International stocks	12.9%
•	Investment grade securities	39.8%
•	High-yield securities	3.1%
•	Inflation-protected securities	1.1%
SunAmerica performs an investment analysis of possible investments for the Portfolio and selects the universe of permitted Underlying Portfolios as well as the allocation to each Underlying Portfolio. SunAmerica reserves the right to change the Portfolio’s asset allocation among the Underlying Portfolios. SunAmerica may change the target asset allocation percentage and may underweight or overweight such asset classes at its discretion. The percentage of the Portfolio’s assets invested in any of the Underlying Portfolios will vary from time to time.
Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary of the principal risks of investing in the Portfolio.
Asset Allocation Risk. The Portfolio’s risks will directly correspond to the risks of the Underlying Portfolios in which it invests. The Portfolio is subject to the risk that the selection of the Underlying Portfolios and the allocation and reallocation of the Portfolio’s assets among the various asset classes and market sectors may not produce the desired result.
Equity Securities Risk. The Portfolio invests primarily in Underlying Portfolios that invest in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.
Large-Cap Companies Risk. The Portfolio invests in Underlying Portfolios that invest substantially in large-cap companies. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.
Small- and Mid-Cap Companies Risk. The Portfolio invests in Underlying Portfolios that may invest in securities of small- and mid-cap companies. Securities of small- and mid-cap companies are usually more volatile and entail greater risks than securities of large-cap companies.
Growth Stock Risk. The Portfolio invests substantially in Underlying Portfolios with an investment strategy that focuses on selecting growth-style stocks. Growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often decline more than other stocks.
Value Investing Risk. The Portfolio invests substantially in Underlying Portfolios with an investment strategy that focuses on selecting value-style stocks. When investing in securities which are believed to be undervalued in the market, there is a risk that the market may not recognize a security’s intrinsic value for a long period of time, or that a stock judged to be undervalued may actually be appropriately priced.
Risk of Investing in Bonds. The Portfolio invests in Underlying Portfolios that invest principally in bonds, which may cause the value of your investment in the Portfolio to go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers.
Credit Risk. Credit risk applies to most fixed income securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. An Underlying Portfolio could lose money if the issuer of a fixed income security is unable or perceived to be unable to pay interest or to repay principal when it becomes due.

Portfolio Summary: SA Allocation Moderate Portfolio
Risk of Investing in Junk Bonds. The Portfolio invests in Underlying Portfolios that invest substantially in fixed income securities, a percentage of which may be invested in high yield, high risk bonds commonly known as “junk bonds.” Junk bonds are generally subject to greater credit risks than higher-grade bonds. Junk bonds are considered speculative, tend to be less liquid and are more difficult to value than higher-grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments and may be difficult to sell at a desired price, or at all, during periods of uncertainty or market turmoil.
Interest Rate Fluctuations Risk. The Portfolio invests in Underlying Portfolios that invest substantially in fixed income securities. Fixed income securities may be subject to volatility due to changes in interest rates. Duration is a measure of interest rate risk that indicates how price-sensitive a bond is to changes in interest rates. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. Interest rates have been historically low, so the Portfolio faces a heightened risk that interest rates may rise. For example, a bond with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%. Potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.
Foreign Investment Risk. The Portfolio’s investments in Underlying Portfolios that invest in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which an Underlying Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of an Underlying Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability and other conditions or events (including, for example, military confrontations, war, terrorism, disease/virus, outbreaks and epidemics). Lack of information may also affect the value of these securities.
Currency Volatility Risk. The value of an Underlying Portfolio’s foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of an Underlying Portfolio’s non-U.S. dollar-denominated securities.
Index Risk. Many of the Underlying Portfolios in which the Portfolio invests have a passively-managed portion that is managed to track the performance of an index. That portion of the Underlying Portfolios will not sell securities in its portfolio or buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, the Portfolio may suffer losses that might not be experienced with an investment in an actively-managed mutual fund.
Affiliated Fund Risk. SunAmerica chooses the Underlying Portfolios in which the Portfolio invests. As a result, SunAmerica may be subject to potential conflicts of interest in selecting the Underlying Portfolios because the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios and because SunAmerica is also responsible for managing portions of certain Underlying Portfolios. However, SunAmerica has a fiduciary duty to act in the Portfolio’s best interests when selecting the Underlying Portfolios.
Fund-of-Funds Risk. The costs of investing in the Portfolio, as a fund-of-funds, may be higher than the costs of investing in a mutual fund that only invests directly in individual securities. An Underlying Portfolio may change its investment objective or policies without the Portfolio’s approval, which could force the Portfolio to withdraw its investment from such Underlying Portfolio at a time that is unfavorable to the Portfolio. In addition, one Underlying Portfolio may buy the same securities that another Underlying Portfolio sells. Therefore, the Portfolio would indirectly bear the costs of these trades without accomplishing any investment purpose.
Underlying Portfolios Risk. The risks of the Portfolio owning the Underlying Portfolios generally reflect the risks of owning the underlying securities held by the Underlying Portfolios. Disruptions in the markets for the securities held by the Underlying Portfolios could result in losses on the Portfolio’s investment in such securities. The Underlying Portfolios also have fees that increase their costs versus owning the underlying securities directly.
Risks of Investing in Inflation-Indexed Securities. The Portfolio invests in Underlying Portfolios that invest in inflation-indexed securities. Inflation-indexed securities are debt instruments whose principal is indexed to an official or designated measure of inflation, such as the Consumer Price Index in the United States. Inflation-indexed securities issued by a foreign government or foreign corporation are adjusted to reflect a comparable inflation index, calculated by that government. Inflation-indexed securities are sensitive to changes in the real interest rate, which is the nominal interest rate minus the expected rate of inflation. The price of an inflation-indexed security will increase if real interest rates decline, and decrease if real interest rates increase. If the interest rate

Portfolio Summary: SA Allocation Moderate Portfolio
rises for reasons other than inflation, the value of such instruments can be negatively impacted. Interest income will vary depending on changes to the principal amount of the security. For U.S. tax purposes, both interest payments and inflation adjustments to principal are treated as interest income subject to taxation when received or accrued, and inflation adjustments to principal are subject to taxation when the adjustment is made and not when the instrument matures.
Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.
Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling and other conditions or events (including, for example, military confrontations, war, terrorism, disease/virus, outbreaks and epidemics). In addition, an Underlying Portfolio’s adviser’s or subadviser’s assessment of securities held by the Underlying Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.
The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Portfolio’s or an Underlying Portfolio’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Performance Information

The following bar chart illustrates the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and the table compares the Portfolio’s average annual returns to those of the Russell 3000® Index, the MSCI EAFE Index (net), the Bloomberg U.S. Aggregate Bond Index and a blended index. The blended index consists of 41% Russell 3000® Index, 14% MSCI EAFE Index (net) and 45% Bloomberg U.S. Aggregate Bond Index (the “Blended Index”). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Effective July 29, 2015, SunAmerica assumed day-to-day investment management of the Portfolio.
(Class 3 Shares)

Portfolio Summary: SA Allocation Moderate Portfolio
During the period shown in the bar chart:
Highest Quarterly Return:	June 30, 2020	12.89%
Lowest Quarterly Return:	March 31, 2020	-11.67%
Year to Date Most Recent Quarter:	June 30, 2022	-16.72%
Average Annual Total Returns (For the periods ended December 31, 2021)
	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class 1 Shares	10.73%	10.21%	N/A	9.71%	9/26/2016
Class 3 Shares	10.42%	9.92%	8.41%
Blended Index	10.91%	10.48%	9.23%	9.99%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-1.54%	3.57%	2.90%	2.81%
MSCI EAFE Index (net) (reflects no deduction for fees or expenses)	11.26%	9.55%	8.03%	8.76%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	25.66%	17.97%	16.30%	17.95%
Investment Adviser

The Portfolio’s investment adviser is SunAmerica. SunAmerica’s portfolio managers are noted below.
Portfolio Managers
Name and Title	Portfolio Manager of the Portfolio Since
Andrew Sheridan Lead Portfolio Manager	2021
Manisha Singh, CFA Co-Portfolio Manager	2017
Robert Wu, CFA Co-Portfolio Manager	2021
Additional Information

For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the “Important Additional Information” section on page 82.

Portfolio Summary: SA American Century Inflation Protection Portfolio
Investment Goal

The Portfolio’s investment goal is long-term total return using a strategy that seeks to protect against U.S. inflation.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table and the example below do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 3
Management Fees	0.59%	0.59%
Service (12b-1) Fees	None	0.25%
Other Expenses	0.05%	0.05%
Total Annual Portfolio Operating Expenses	0.64%	0.89%
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses  remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$65	$205	$357	$798
Class 3 Shares	91	284	493	1,096
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.
During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 109% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio

The Portfolio invests substantially all of its assets in investment-grade debt securities. To help protect against U.S. inflation, under normal conditions the Portfolio will invest over 50% of its assets in inflation-indexed debt securities. These securities include inflation-indexed U.S. Treasury securities, inflation-indexed securities issued by U.S. government agencies and instrumentalities other than the U.S. Treasury, and inflation-indexed securities issued by other entities such as U.S. and non-U.S. corporations and foreign governments. Inflation-indexed securities are designed to protect the future purchasing power of the money invested in them. The Portfolio also may invest in debt securities that are not inflation-indexed. Such investments could include other investment-grade debt securities (e.g., corporate bonds and notes), bank loans, commercial paper, and mortgage-backed and asset-backed securities, whether issued by the U.S. government, its agencies or instrumentalities, U.S. and non-U.S. corporations or other non-governmental issuers, or foreign governments.
Securities issued by the U.S. Treasury and certain U.S. government agencies, such as the Government National Mortgage Association, are supported by the full faith and credit of the U.S. government. Securities issued by other U.S. government agencies, such as the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Federal Home Loan Bank are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, these agencies are authorized to borrow from the U.S. Treasury to meet their obligations. Inflation-indexed securities issued by non-U.S. government entities are backed only by the credit of the issuer.
The Portfolio also may invest in derivative instruments, provided that such instruments are in keeping with the Portfolio’s investment goal. For example, the Portfolio could use swap agreements to manage or reduce the risk of the effects of inflation with respect to the Portfolio’s position in non-inflation-indexed securities. The Portfolio also may enter into foreign currency exchange transactions for hedging purposes or to enhance returns. The Portfolio may also use when-issued and forward commitment transactions. The Portfolio may also invest in collateralized debt obligations (“CDOs”), including

Portfolio Summary: SA American Century Inflation Protection Portfolio
collateralized loan obligations, and other similarly structured investments.
The portfolio managers are not limited to a specific weighted average maturity range. However, the portfolio managers monitor the Portfolio’s weighted average maturity and seek to adjust it as appropriate, taking into account market conditions, the current inflation rate and other relevant factors.
Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary of the principal risks of investing in the Portfolio.
Risk of Investing in Bonds. The Portfolio invests significantly in bonds. As with any fund that invests significantly in bonds, the value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by bond issuers. To the extent the Portfolio is invested in bonds, movements in the bond market generally may affect its performance. In addition, individual bonds selected for the Portfolio may underperform the market generally.
Risks of Investing in Inflation-Indexed Securities. Inflation-indexed securities are debt instruments whose principal is indexed to an official or designated measure of inflation, such as the Consumer Price Index in the United States. Inflation-indexed securities issued by a foreign government or foreign corporation are adjusted to reflect a comparable inflation index, calculated by that government. Inflation-indexed securities are sensitive to changes in the real interest rate, which is the nominal interest rate minus the expected rate of inflation. The price of an inflation-indexed security will increase if real interest rates decline, and decrease if real interest rates increase. If the interest rate rises for reasons other than inflation, the value of such instruments can be negatively impacted. Interest income will vary depending on changes to the principal amount of the security. For U.S. tax purposes, both interest payments and inflation adjustments to principal are treated as interest income subject to taxation when received or accrued, and inflation adjustments to principal are subject to taxation when the adjustment is made and not when the instrument matures.

Repayment of the original principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-protected bonds (“TIPS”), even during a period of deflation. However, the current market value of a fixed income security is not guaranteed, and will fluctuate. Inflation-indexed securities, other than TIPS, may not provide a similar guarantee and may be supported only by the credit of the issuing entity. If a guarantee of principal is not provided, the adjusted principal value of the fixed income security repaid at maturity may be less than the original principal.

Inflation-indexed securities issued by corporations may be similar to TIPS, but are subject to the risk of the corporation’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. There are many different types of corporate bonds, and each bond issue has specific terms.
Interest Rate Fluctuations Risk. Fixed income securities may be subject to volatility due to changes in interest rates. Duration is a measure of interest rate risk that indicates how price-sensitive a bond is to changes in interest rates. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. Interest rates have been historically low, so the Portfolio faces a heightened risk that interest rates may rise. For example, a bond with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%. Potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.
U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.
Foreign Investment Risk. The Portfolio’s investments in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability and other conditions or

Portfolio Summary: SA American Century Inflation Protection Portfolio
events (including, for example, military confrontations, war, terrorism, disease/virus, outbreaks and epidemics). Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed-income securities. Mortgage-backed securities are subject to prepayment risk (described below) and “extension risk.” Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.
Risks of CDOs. The risks of an investment in a CDO depend largely on the quality and type of the collateral securities and the class of the CDO in which the Portfolio invests. In addition to being subject to the risks of securitized instruments generally, CDOs are also subject to additional risks, such as illiquidity risk; the risk that distributions from collateral securities will not be adequate to make interest or other payments; and the risk that the collateral may default, decline in value or be downgraded.
Bank Loan Risk. Bank loans are subject to the credit risk of nonpayment of principal or interest. Economic downturns or increases in interest rates may cause an increase in defaults, interest rate risk and illiquidity risk. Bank loans may or may not be collateralized at the time of acquisition, and any collateral may lack liquidity or lose all or substantially all of its value subsequent to investment. In the event of bankruptcy of a borrower, the Portfolio could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing a bank loan.
Prepayment Risk. Prepayment risk is the possibility that the principal of the loans underlying mortgage-backed or other pass-through or fixed income securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. This can reduce the returns of a Portfolio because the Portfolio will have to reinvest that money at the lower prevailing interest rates. In periods of increasing interest rates, the occurrence of prepayments generally declines, with the effect that the securities subject to prepayment risk held by a Portfolio may exhibit price characteristics of longer-term debt securities.
Derivatives Risk. To the extent a derivative contract is used to hedge another position in the portfolio, the Portfolio will be exposed to the risks associated with hedging as described in the Glossary. To the extent a forward, futures contract or swap is used to enhance return, rather than as a hedge, the Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.
Hedging Risk. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market or exchange rates. Hedging also involves the risk that changes in the value of the related security will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced. For gross currency hedges, there is an additional risk, to the extent that these transactions create exposure to currencies in which the Portfolio’s securities are not denominated.
Credit Risk. Credit risk applies to most fixed income securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Portfolio could lose money if the issuer of a fixed income security is unable or perceived to be unable to pay interest or to repay principal when it becomes due.
Settlement Risk. Investments purchased on an extended-settlement basis, such as when-issued, forward commitment or delayed-delivery transactions, involve a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on an extended-settlement basis involves the risk that the value of the securities sold may increase before the settlement date.
Illiquidity Risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and a Portfolio’s share price may fall dramatically. To the extent that the Portfolio invests in non-investment grade fixed income securities, it will be especially subject to the risk that during certain periods, the liquidity of particular issues or industries, or all securities within a particular investment category, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events or adverse investor perceptions whether

Portfolio Summary: SA American Century Inflation Protection Portfolio
or not accurate. Derivatives may also be subject to illiquidity risk.
Inflation Risk. The market price of the Portfolio’s debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Portfolio. Debt securities that pay a fixed rather than variable interest rate are especially vulnerable to inflation risk because interest rates on variable rate debt securities may increase as inflation increases. The Portfolio may be subject to inflation risk because no more than 55% of the Portfolio’s assets may be invested in securities issued by the same entity, such as the U.S. Treasury, due to the Internal Revenue Code provisions governing insurance product funds. Because the number of inflation-indexed debt securities issued by other entities is limited, the Portfolio may have a substantial position in non-inflation-indexed securities. To the extent that this is the case, that portion of the portfolio will not be automatically protected from inflation.
Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica Asset Management, LLC (“SunAmerica”) serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.
Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.
Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling and other conditions or events (including, for example, military confrontations, war, terrorism, disease/virus, outbreaks and epidemics). In addition, the adviser’s or a subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.
The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Portfolio’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Portfolio invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Active Trading Risk. The Portfolio may engage in frequent trading of securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio and could affect your performance.
Performance Information

The following bar chart illustrates the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and the table compares the Portfolio’s average annual returns to those of the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index, the Bloomberg World Government Inflation-Linked 1-10 Year Bond Index (Hedged to USD) and the Bloomberg 1-10 Year U.S. Treasury Inflation Protected Securities (TIPS) Index. Effective February 22, 2022, the Portfolio changed its principal investment strategies and its benchmark indices against which the Portfolio measures its performance from the Bloomberg World Government Inflation-Linked 1-10 Year Bond Index (Hedged to USD) and the Bloomberg 1-10 Year U.S. Treasury Inflation Protected Securities (TIPS) Index to the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index. Portfolio management believes that the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index is more representative of the securities in which the Portfolio invests. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

Portfolio Summary: SA American Century Inflation Protection Portfolio
Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Effective February 22, 2022, American Century Investment Management, Inc. (“American Century”) assumed management of the Portfolio.
(Class 3 Shares)

During the period shown in the bar chart:
Highest Quarterly Return:	June 30, 2020	4.16%
Lowest Quarterly Return:	June 30, 2013	-4.86%
Year to Date Most Recent Quarter:	June 30, 2022	-7.83%
Average Annual Total Returns (For the periods ended December 31, 2021)
	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class 1 Shares	4.55%	3.88%	N/A	2.26%	1/23/2012
Class 3 Shares	4.24%	3.62%	2.02%
Bloomberg 1-10 Year U.S Treasury Inflation Protected Securities (TIPS) Index (reflects no deduction for fees, expenses or taxes)	5.69%	4.46%	2.57%	2.54%
Bloomberg World Government Inflation Linked 1- 10 Year Bond Index (Hedged to USD) (reflects no deduction for fees, expenses or taxes)	5.65%	4.14%	2.80%	2.75%
Bloomberg U.S. TIPS Index (reflects no deduction for fees, expenses or taxes)	5.96%	5.34%	3.09%	3.08%
Investment Adviser

The Portfolio’s investment adviser is SunAmerica. The Portfolio is subadvised by American Century and the portfolio managers are noted below.
Portfolio Managers
Name and Title	Portfolio Manager of the Portfolio Since
Robert V. Gahagan Senior Vice President and Senior Portfolio Manager	2022
James E. Platz, CFA Vice President and Senior Portfolio Manager	2022
Charles Tan Co-Chief Investment Officer - Global Fixed Income, Senior Vice President and Senior Portfolio Manager	2022
Miguel Castillo Vice President and Portfolio Manager	2022
Additional Information

For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the “Important Additional Information” section on page 82.

Portfolio Summary: SA Columbia Focused Value Portfolio
Investment Goal

The Portfolio’s investment goal is long-term growth of capital.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table and the example below do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2	Class 3
Management Fees	0.98%	0.98%	0.98%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.04%	0.04%	0.04%
Total Annual Portfolio Operating Expenses Before Fee Waivers and/ or Expense Reimbursements	1.02%	1.17%	1.27%
Fee Waivers and/or Expense Reimbursements[1]	0.31%	0.31%	0.31%
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.71%	0.86%	0.96%
1
Pursuant to an Advisory Fee Waiver Agreement, the investment adviser, SunAmerica Asset Management, LLC (“SunAmerica”), is contractually obligated to waive a portion of its advisory fee so that the advisory fee payable by the Portfolio is equal to 0.67% of the Portfolio’s daily net assets. This waiver agreement may be modified or discontinued prior to July 31, 2023 only with the approval of the Board of Trustees (the “Board”) of Seasons Series Trust (the “Trust”), including a majority of the trustees of the Board who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses  remain the same and that all fee waivers and/or reimbursements remain in place through the term of the applicable waiver and/or expense reimbursement. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$73	$294	$533	$1,220
Class 2 Shares	88	341	614	1,393
Class 3 Shares	98	372	667	1,507
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.
During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 14% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio

The Portfolio attempts to achieve its investment goal by investing in equity securities selected on the basis of value criteria. The Portfolio invests primarily in equity securities of large-cap companies.
The Portfolio utilizes a “focus” strategy, which means the subadviser actively invests in a small number of holdings which constitute some of its favorite stock-picking ideas at any given moment. A focus strategy reflects the belief that, over time, the performance of most investment managers’ “highest confidence” stocks exceeds that of their more diversified portfolios. The Portfolio will generally hold between 30 to 40 securities, although the subadviser may, in its discretion, hold more or fewer securities.
The Portfolio invests substantially in securities of U.S. issuers. The Portfolio also invests substantially in “value” companies. The Portfolio considers “value” companies to be those companies believed by the subadviser to be undervalued, either historically, by the market, or as compared with issuers in the same or similar industry or sector. The Portfolio may from time to time emphasize one or more sectors in selecting its investments, including the financial services sector. The Portfolio may invest in additional financial instruments for the purpose of cash management or to hedge a security position.

Portfolio Summary: SA Columbia Focused Value Portfolio
Columbia Management Investment Advisers, LLC (“CMIA”) considers a variety of factors in identifying investment opportunities and constructing the Portfolio’s portfolio which may include, among others, the following: a low price-to-earnings and/or low price-to-book ratio; positive change in senior management; positive corporate restructuring; temporary setback in price due to factors that no longer exist or are ending; a positive shift in the company’s business cycle; and/or a catalyst for increase in the rate of the company’s earnings growth. CMIA generally sells a stock if it believes the stock has become fully valued, its fundamentals have deteriorated, or ongoing evaluation reveals that there are more attractive investment opportunities available. CMIA monitors the Portfolio’s holdings, remaining sensitive to overvaluation and deteriorating fundamentals.
In pursuit of the Fund’s objective, the portfolio managers use a bottom-up stock selection process, which means that they concentrate on individual company fundamentals, rather than on a particular industry, although at times factors that make a particular company attractive may also make other companies within the same industry attractive, and the portfolio managers may invest in these issuers as well.
Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary of the principal risks of investing in the Portfolio.
Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.
Large-Cap Companies Risk. Large-cap companies tend to go in and out of favor based on market and economic conditions. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.
Focused Portfolio Risk. The Portfolio, because it invests in a limited number of companies, may have more volatility in its net asset value (“NAV”) and is considered to have more risk than a portfolio that invests in a greater number of companies because changes in the value of a single security may have a more significant effect, either negative or positive, on the Portfolio’s NAV. To the extent the Portfolio invests its assets in fewer securities, the Portfolio is subject to greater risk of loss if any of those securities decline in price.
Sector Risk. To the extent the Portfolio invests a significant portion of its assets in one or only a few sectors at a time, the Portfolio will face a greater risk of loss due to factors affecting that single or those few sectors than if the Portfolio always maintained wide diversity among the sectors in which it invests.
Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.
Value Investing Risk. When investing in securities which are believed to be undervalued in the market, there is a risk that the market may not recognize a security’s intrinsic value for a long period of time, or that a stock judged to be undervalued may actually be appropriately priced.
Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.
Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling and other conditions or events (including, for example, military confrontations, war, terrorism, disease/virus, outbreaks and epidemics). In addition, the adviser’s or a subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.
The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Portfolio’s investments and net asset

Portfolio Summary: SA Columbia Focused Value Portfolio
value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Portfolio invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Performance Information

The following bar chart illustrates the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and the table compares the Portfolio’s average annual returns to those of the Russell 1000® Value Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Effective July 29, 2015, CMIA assumed management of the Portfolio.
(Class 2 Shares)

During the period shown in the bar chart:
Highest Quarterly Return:	June 30, 2020	18.89%
Lowest Quarterly Return:	March 31, 2020	-28.04%
Year to Date Most Recent Quarter:	June 30, 2022	-11.17%
Average Annual Total Returns (For the periods ended December 31, 2021)
	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class 1 Shares	25.60%	12.92%	N/A	12.80%	1/23/2012
Class 2 Shares	25.42%	12.77%	13.40%
Class 3 Shares	25.30%	12.65%	13.29%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	25.16%	11.16%	12.97%	12.51%
Investment Adviser

The Portfolio’s investment adviser is SunAmerica. The Portfolio is subadvised by CMIA and the portfolio managers are noted below.
Portfolio Managers
Name and Title	Portfolio Manager of the Portfolio Since
Richard Rosen Senior Portfolio Manager	2015
Richard Taft Senior Portfolio Manager	2016
Additional Information

For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the “Important Additional Information” section on page 82.

Portfolio Summary: SA Multi-Managed Diversified Fixed Income Portfolio
Investment Goal

The Portfolio’s investment goal is relatively high current income and secondarily capital appreciation.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table and the example below do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2	Class 3
Management Fees	0.63%	0.63%	0.63%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.05%	0.05%	0.05%
Total Annual Portfolio Operating Expenses	0.68%	0.83%	0.93%
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses  remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$69	$218	$379	$847
Class 2 Shares	85	265	460	1,025
Class 3 Shares	95	296	515	1,143
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.
During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 39% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio

The Portfolio attempts to achieve its investment goal by investing, under normal circumstances, at least 80% of its net assets in fixed income securities, including U.S. and foreign government securities, asset- and mortgage-backed securities, investment-grade debt securities, and lower-rated fixed income securities, or junk bonds (up to 20% of net assets).
The Portfolio may invest in foreign securities (up to 30% of net assets) and in short-term investments (up to 20% of net assets). The Portfolio may also invest in dollar rolls and when-issued and delayed-delivery securities.
The Portfolio is managed by two subadvisers. The Portfolio’s assets are not necessarily divided equally among the subadvisers. Approximately 50% of the Portfolio’s assets will be allocated to one subadviser, which will passively manage a portion of the assets allocated to it by investing in a sampling of securities included in the Bloomberg U.S. Government Bond Index (the “Index”) by utilizing a statistical technique known as “optimization.” The goal of optimization is to select securities which ensure that characteristics such as industry weightings, average market capitalizations and fundamental characteristics (e.g., return variability, duration, maturity, credit rating and yield) closely approximate those of the Index. Securities not in the Index may be held before or after changes in the composition of the Index or if they have characteristics similar to securities in the Index. The remainder of the Portfolio’s assets will be allocated to the other subadviser. The Portfolio’s target allocations among the subadvisers are subject to change.
Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary of the principal risks of investing in the Portfolio.

Portfolio Summary: SA Multi-Managed Diversified Fixed Income Portfolio
Risk of Investing in Bonds. The value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers.
Interest Rate Fluctuations Risk. Fixed income securities may be subject to volatility due to changes in interest rates. Duration is a measure of interest rate risk that indicates how price-sensitive a bond is to changes in interest rates. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. Interest rates have been historically low, so the Portfolio faces a heightened risk that interest rates may rise. For example, a bond with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%. Potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.
Risk of Investing in Junk Bonds. The Portfolio invests significantly in junk bonds, which are considered speculative. Junk bonds carry a substantial risk of default or changes in the issuer’s creditworthiness, or they may already be in default at the time of purchase.
Credit Risk. Credit risk applies to most fixed income securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Portfolio could lose money if the issuer of a fixed income security is unable or perceived to be unable to pay interest or to repay principal when it becomes due.
Foreign Investment Risk. The Portfolio’s investments in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability and other conditions or events (including, for example, military confrontations, war, terrorism, disease/virus, outbreaks and epidemics). Lack of information may also affect the value of these securities.
U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.
Foreign Sovereign Debt Risk. Foreign sovereign debt securities are subject to the risk that a governmental entity may delay or refuse to pay interest or to repay principal on its sovereign debt. If a governmental entity defaults, it may ask for more time in which to pay or for further loans.
Mortgage- and Asset-Backed Securities Risk. The characteristics of mortgage-backed and asset-backed securities differ from traditional fixed income securities. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Portfolio may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed and asset-backed securities. Mortgage-backed and asset-backed securities are also subject to credit risk.
Roll Transactions Risk. Roll transactions involve certain risks, including the following: if the broker-dealer to whom the Portfolio sells the security becomes insolvent, the Portfolio’s right to purchase or repurchase the security subject to the dollar roll may be restricted and the instrument that the Portfolio is required to repurchase may be worth less than an instrument that the Portfolio originally held. Successful use of roll transactions will depend upon the adviser/subadviser’s ability to predict correctly interest rates and, in the case of mortgage dollar rolls, mortgage prepayments. For these reasons, there is no assurance that dollar rolls can be successfully employed.
Failure to Match Index Performance Risk. The ability of the Portfolio to match the performance of the Index may be affected by, among other things, changes in securities markets, the manner in which performance of the Index is calculated, changes in the composition of the Index, the amount and timing of cash flows into and out of the Portfolio, commissions, portfolio expenses, and any differences in the pricing of securities by the Portfolio and the Index. When the Portfolio employs an “optimization” strategy, the Portfolio is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the Portfolio may perform differently than the underlying index.
Index Risk. The passively-managed index portion of the Portfolio generally will not sell securities in its portfolio and buy different securities over the course of a year other than in conjunction with changes in its target index, even

Portfolio Summary: SA Multi-Managed Diversified Fixed Income Portfolio
if there are adverse developments concerning a particular security, company or industry. As a result, you may suffer losses that you would not experience with an actively-managed mutual fund.
Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica Asset Management, LLC (“SunAmerica”) serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.
Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.
Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling and other conditions or events (including, for example, military confrontations, war, terrorism, disease/virus, outbreaks and epidemics). In addition, the adviser’s or a subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.
The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Portfolio’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Portfolio invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
When-Issued and Delayed Delivery Transactions Risk. When-issued and delayed delivery securities involve the risk that the security the Portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Portfolio may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Performance Information

The following bar chart illustrates the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and the table compares the Portfolio’s average annual returns to those of the Bloomberg U.S. Aggregate Bond Index, the Bloomberg U.S. Government Bond Index, the Bloomberg U.S. Corporate IG Index, the Bloomberg U.S. Agency Fixed Rate MBS Index and the Bloomberg CMBS ERISA Eligible Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
(Class 1 Shares)

Portfolio Summary: SA Multi-Managed Diversified Fixed Income Portfolio
During the period shown in the bar chart:
Highest Quarterly Return:	June 30, 2020	5.09%
Lowest Quarterly Return:	March 31, 2021	-3.36%
Year to Date Most Recent Quarter:	June 30, 2022	-11.55%
Average Annual Total Returns (For the periods ended December 31, 2021)
	1 Year	5 Years	10 Years
Class 1 Shares	-1.54%	3.67%	2.90%
Class 2 Shares	-1.61%	3.52%	2.75%
Class 3 Shares	-1.69%	3.43%	2.65%
Bloomberg CMBS ERISA Eligible Index (reflects no deduction for fees, expenses or taxes)	-1.16%	3.80%	3.68%
Bloomberg U.S. Agency Fixed Rate MBS Index (reflects no deduction for fees, expenses or taxes)	-1.04%	2.50%	2.28%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-1.54%	3.57%	2.90%
Bloomberg U.S. Corporate IG Index (reflects no deduction for fees, expenses or taxes)	-1.04%	5.26%	4.70%
Bloomberg U.S. Government Bond Index (reflects no deduction for fees, expenses or taxes)	-2.28%	3.07%	2.14%
Investment Adviser

The Portfolio’s investment adviser is SunAmerica. The Portfolio is subadvised by PineBridge Investments LLC (“PineBridge”) and Wellington Management Company LLP (“Wellington Management”). The portfolio managers are noted below.
Portfolio Managers
Name and Title	Portfolio Manager of the Portfolio Since
PineBridge
Michael J. Kelly, CFA Managing Director, Multi-Asset, Global Head of Multi-Asset and Portfolio Manager	2009
Peter Hu, CFA Managing Director, Global Multi-Asset and Portfolio Manager	2012
John Yovanovic, CFA Managing Director, Head of High Yield Portfolio Management and Portfolio Manager	2007
Robert Vanden Assem, CFA Managing Director, Head of Developed Markets Investment Grade Fixed Income and Portfolio Manager	2007
Austin Strube, CFA Senior Vice President, Global Multi- Asset and Portfolio Manager	2019
Wellington Management
Campe Goodman, CFA Senior Managing Director and Fixed Income Portfolio Manager	2013
Joseph F. Marvan, CFA Senior Managing Director and Fixed Income Portfolio Manager	2013
Robert D. Burn, CFA Managing Director and Fixed Income Portfolio Manager	2016
Additional Information

For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the “Important Additional Information” section on page 82.

Portfolio Summary: SA Multi-Managed Growth Portfolio
Investment Goal

The Portfolio’s investment goal is long-term growth of capital.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table and the example below do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2	Class 3
Management Fees	0.89%	0.89%	0.89%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.45%	0.45%	0.45%
Total Annual Portfolio Operating Expenses Before Fee Waivers and/ or Expense Reimbursements	1.34%	1.49%	1.59%
Fee Waivers and/or Expense Reimbursements[1]	0.07%	0.07%	0.07%
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	1.27%	1.42%	1.52%
1
Pursuant to a Fee Waiver Agreement, SunAmerica Asset Management, LLC (“SunAmerica”) contractually agreed to waive a portion of its advisory fee for the Portfolio so that the advisory fee on average daily net assets payable to SunAmerica equals 0.82% on the first $250 million, 0.77% on the next $250 million, and 0.72% above $500 million. This waiver agreement may be modified or discontinued prior to July 31, 2023 only with the approval of the Board of Trustees (the “Board”) of Seasons Series Trust (the “Trust”), including a majority of the trustees of the Board who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses  remain the same and that all fee waivers and/or reimbursements remain in place through the term of the applicable waiver and/or expense reimbursement. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$129	$418	$727	$1,607
Class 2 Shares	145	464	807	1,774
Class 3 Shares	155	495	859	1,883
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.
During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 68% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio

The Portfolio attempts to achieve its investment goal by allocating its assets among three distinct, actively-managed investment components (the “Managed Components”), each with a different investment strategy. The Managed Components include a small-cap growth component, a fixed income component and a growth component.
The Managed Components each invest to varying degrees, according to its investment strategy, in a diverse portfolio of securities including, but not limited to, common stocks, securities with equity characteristics (such as preferred stocks, warrants or fixed income securities convertible into common stock), corporate and U.S. Government fixed income securities, money market instruments and/or cash or cash equivalents.
The target allocation of the Portfolio’s assets among the three components is as follows:
•	Small-Cap Growth Component	20%
•	Fixed Income Component	26%
•	Growth Component	54%
Differences in investment returns among the Managed Components will cause the actual percentages to vary over the course of a calendar quarter from the target

Portfolio Summary: SA Multi-Managed Growth Portfolio
allocations referenced above. Accordingly, the Portfolio’s assets will be reallocated or “rebalanced” among the Managed Components on at least a quarterly basis to restore the target allocations for the Portfolio.
The Small-Cap Growth Component invests principally in equity securities, including those of lesser known or high growth companies or industries, such as technology, telecommunications, media, healthcare, energy, real estate investment trusts and consumer cyclicals. Although the component’s investments will primarily be in small-capitalization companies, the component may invest substantially in mid-capitalization companies and, to a smaller degree, large-capitalization companies.
As noted above, approximately 26% of the Portfolio’s assets will be allocated to the Fixed Income Component, which, under normal circumstances, invests primarily in investment grade fixed income securities (U.S. or foreign). The component may also invest substantially in short-term investments, foreign securities (including securities denominated in foreign currencies), asset-backed and mortgage-backed securities and when-issued and delayed-delivery securities.
Under normal market conditions, the subadviser for the Growth Component invests primarily in established companies with capitalizations within the range of companies included in the Russell 1000® Growth Index. As of May 31, 2022, the market capitalization range of the companies in the Russell 1000® Growth Index was between approximately $195 million and $2.44 trillion. The subadviser for the Growth Component emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the subadviser for the Growth Component typically invests in companies it believes have strong name recognition and sustainable competitive advantages with above average business visibility, the ability to deploy capital at high rates of return, strong balance sheets and an attractive risk/reward.
The subadviser for the Growth Component generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria. The Growth Component may invest in foreign securities, which may include emerging market securities. The Growth Component may invest in equity securities.
The subadviser for the Growth Component actively integrates sustainability into the investment process by using environmental, social and governance (“ESG”) factors as a lens for additional fundamental research, which can contribute to investment decision-making. The subadviser for the Growth Component seeks to understand how environmental and social initiatives within companies can create value by strengthening durable competitive advantages, creating growth opportunities, driving profitability and/or aligning with secular growth trends. The subadviser for the Growth Component generally engages with company management teams to discuss their ESG practices, with the aim of identifying how sustainability themes present opportunities and risks that can be material to the value of the security over the long term. Other aspects of the investment process include a proprietary, systematic evaluation of governance policies, specifically focusing on compensation alignment on long-term value creation.
Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary of the principal risks of investing in the Portfolio.
Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.
ESG Investment Risk. The Portfolio’s application of ESG related analyses when selecting investments may impact the Portfolio’s performance, including relative to similar funds that do not apply such analyses. Additionally, the Portfolio’s application of ESG related analyses in connection with identifying and selecting investments may require subjective analysis and may be more difficult if data about a particular company or market is limited, such as with respect to issuers in emerging markets countries. The Portfolio may invest in companies that do not reflect the beliefs and values of any particular investor. Socially responsible norms differ by country and region, and a company’s ESG practices or the subadviser’s assessment of such may change over time.
Large-Cap Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.
Growth Stock Risk. Growth stocks may lack the dividend yield associated with value stocks that can cushion total

Portfolio Summary: SA Multi-Managed Growth Portfolio
return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often decline more than other stocks.
Risk of Investing in Bonds. The value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers.
Interest Rate Fluctuations Risk. Fixed income securities may be subject to volatility due to changes in interest rates. Duration is a measure of interest rate risk that indicates how price-sensitive a bond is to changes in interest rates. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. Interest rates have been historically low, so the Portfolio faces a heightened risk that interest rates may rise. For example, a bond with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%. Potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.
Credit Risk. Credit risk applies to most fixed income securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Portfolio could lose money if the issuer of a fixed income security is unable or perceived to be unable to pay interest or to repay principal when it becomes due.
Foreign Investment Risk. The Portfolio’s investments in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability and other conditions or events (including, for example, military confrontations, war, terrorism, disease/virus, outbreaks and epidemics). Lack of information may also affect the value of these securities.
Mortgage- and Asset-Backed Securities Risk. The characteristics of mortgage-backed and asset-backed securities differ from traditional fixed income securities. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Portfolio may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed and asset-backed securities. Mortgage-backed and asset-backed securities are also subject to credit risk.
Small- and Mid-Cap Companies Risk. Securities of small- and mid-cap companies are usually more volatile and entail greater risks than securities of large-cap companies.
Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.
Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.
Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling and other conditions or events (including, for example, military confrontations, war, terrorism, disease/virus, outbreaks and epidemics). In addition, the adviser’s or a subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.
The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Portfolio’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and

Portfolio Summary: SA Multi-Managed Growth Portfolio
component parts, and reduced or disrupted operations for the issuers in which the Portfolio invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Real Estate Industry Risk. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, changes in the appeal of properties to tenants and increases in interest rates. If the Portfolio has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company.
When-Issued and Delayed Delivery Transactions Risk. When-issued and delayed delivery securities involve the risk that the security the Portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Portfolio may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Currency Volatility Risk. The value of the Portfolio’s foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio’s non-U.S. dollar-denominated securities.
Performance Information

The following bar chart illustrates the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and the table compares the Portfolio’s average annual returns to those of the S&P 500® Index, the Russell 1000® Growth Index and a blended index and each of its components. The blended index consists of 51% Russell 1000® Index, 27% Bloomberg U.S. Aggregate Bond Index, 20% Russell 2000® Index and 2% FTSE Treasury Bill 3-Month Index (the “Blended Index”). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Effective May 1, 2019, Morgan Stanley Investment Management Inc. (“MSIM”) assumed management of the Growth Component of the Portfolio.
(Class 1 Shares)

Portfolio Summary: SA Multi-Managed Growth Portfolio
During the period shown in the bar chart:
Highest Quarterly Return:	June 30, 2020	32.04%
Lowest Quarterly Return:	December 31, 2018	-12.39%
Year to Date Most Recent Quarter:	June 30, 2022	-37.37%
Average Annual Total Returns (For the periods ended December 31, 2021)
	1 Year	5 Years	10 Years
Class 1 Shares	1.83%	15.00%	12.64%
Class 2 Shares	1.68%	14.81%	12.46%
Class 3 Shares	1.59%	14.71%	12.35%
Blended Index	15.65%	13.02%	12.04%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-1.54%	3.57%	2.90%
FTSE Treasury Bill 3 Month Index (reflects no deduction for fees, expenses or taxes)	0.05%	1.11%	0.60%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	26.45%	18.43%	16.54%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	27.60%	25.32%	19.79%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	14.82%	12.02%	13.23%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	28.71%	18.47%	16.55%
Investment Adviser

The Portfolio’s investment adviser is SunAmerica. The Portfolio is subadvised by J.P. Morgan Investment Management, Inc. (“JPMorgan”), MSIM and Wellington Management Company LLP (“Wellington Management”). The portfolio managers are noted below.
Portfolio Managers
Name and Title	Portfolio Manager of the Portfolio Since
Small-Cap Growth Component – JPMorgan
Phillip D. Hart, CFA Managing Director and Portfolio Manager	2013
Wonseok Choi, PhD Managing Director and Portfolio Manager	2019
Jonathan L. Tse, CFA Executive Director and Portfolio Manager	2019
Akash Gupta, CFA Executive Director and Portfolio Manager	2019
Fixed Income Component – Wellington Management
Campe Goodman, CFA Senior Managing Director and Fixed Income Portfolio Manager	2004
Joseph F. Marvan, CFA Senior Managing Director and Fixed Income Portfolio Manager	2010
Robert D. Burn, CFA Managing Director and Fixed Income Portfolio Manager	2016
Growth Component – MSIM
Dennis P. Lynch Managing Director	2019
Sam G. Chainani, CFA Managing Director	2019
Jason C. Yeung, CFA Managing Director	2019
Armistead B. Nash Managing Director	2019
David S. Cohen Managing Director	2019
Alexander T. Norton Executive Director	2019
Additional Information

For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the “Important Additional Information” section on page 82.

Portfolio Summary: SA Multi-Managed Income Portfolio
Investment Goal

The Portfolio’s investment goal is capital preservation.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table and the example below do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2	Class 3
Management Fees	0.77%	0.77%	0.77%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.49%	0.49%	0.49%
Total Annual Portfolio Operating Expenses Before Fee Waivers and/ or Expense Reimbursements	1.26%	1.41%	1.51%
Fee Waivers and/or Expense Reimbursements[1]	0.03%	0.03%	0.03%
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	1.23%	1.38%	1.48%
1
Pursuant to a Fee Waiver Agreement, SunAmerica Asset Management, LLC (“SunAmerica”) contractually agreed to waive a portion of its advisory fee for the Portfolio so that the advisory fee on average daily net assets payable to SunAmerica equals 0.74% on the first $250 million, 0.69% on the next $250 million, and 0.64% above $500 million. This waiver agreement may be modified or discontinued prior to July 31, 2023 only with the approval of the Board of Trustees (the “Board”) of Seasons Series Trust (the “Trust”), including a majority of the trustees of the Board who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses  remain the same and that all fee waivers and/or reimbursements remain in place through the term of the applicable waiver and/or expense reimbursement. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$125	$397	$689	$1,520
Class 2 Shares	141	443	768	1,688
Class 3 Shares	151	474	821	1,799
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.
During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 41% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio

The Portfolio attempts to achieve its investment goal by allocating its assets among two distinct, actively-managed investment components (the “Managed Components”), each with a different investment strategy. The Managed Components include a fixed income component and a growth component.
The Managed Components each invest to varying degrees, according to its investment strategy, in a diverse portfolio of securities including, but not limited to, common stocks, securities with equity characteristics (such as preferred stocks, warrants or fixed income securities convertible into common stock), corporate and U.S. Government fixed income securities, money market instruments and/or cash or cash equivalents.
The target allocation of the Portfolio’s assets among the components is as follows:
•	Fixed Income Component	83.5%
•	Growth Component	16.5%
Differences in investment returns among the Managed Components will cause the actual percentages to vary over the course of a calendar quarter from the target allocations referenced above. Accordingly, the Portfolio’s assets will be reallocated or “rebalanced” among the

Portfolio Summary: SA Multi-Managed Income Portfolio
Managed Components on at least a quarterly basis to restore the target allocations for the Portfolio.
As noted above, approximately 83.5% of the Portfolio’s assets will be allocated to the Fixed Income Component, which, under normal circumstances, invests primarily in investment grade fixed income securities (U.S. or foreign). The component may also invest substantially in short-term investments, foreign securities (including securities denominated in foreign currencies), asset-backed and mortgage-backed securities and when-issued and delayed-delivery securities.
Under normal market conditions, the subadviser for the Growth Component invests primarily in established companies with capitalizations within the range of companies included in the Russell 1000® Growth Index. As of May 31, 2022, the market capitalization range of the companies in the Russell 1000® Growth Index was between approximately $195 million and $2.44 trillion. The subadviser for the Growth Component emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the subadviser for the Growth Component typically invests in companies it believes have strong name recognition and sustainable competitive advantages with above average business visibility, the ability to deploy capital at high rates of return, strong balance sheets and an attractive risk/reward.
The subadviser for the Growth Component generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria. The Growth Component may invest in foreign securities, which may include emerging market securities. The Growth Component may invest in equity securities.
The subadviser for the Growth Component actively integrates sustainability into the investment process by using environmental, social and governance (“ESG”) factors as a lens for additional fundamental research, which can contribute to investment decision-making. The subadviser for the Growth Component seeks to understand how environmental and social initiatives within companies can create value by strengthening durable competitive advantages, creating growth opportunities, driving profitability and/or aligning with secular growth trends. The subadviser for the Growth Component generally engages with company management teams to discuss their ESG practices, with the aim of identifying how sustainability themes present opportunities and risks that can be material to the value of the security over the long term. Other aspects of the investment process include a proprietary, systematic evaluation of governance policies, specifically focusing on compensation alignment on long-term value creation.
Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary of the principal risks of investing in the Portfolio.
Risk of Investing in Bonds. The value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers.
Interest Rate Fluctuations Risk. Fixed income securities may be subject to volatility due to changes in interest rates. Duration is a measure of interest rate risk that indicates how price-sensitive a bond is to changes in interest rates. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. Interest rates have been historically low, so the Portfolio faces a heightened risk that interest rates may rise. For example, a bond with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%. Potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.
ESG Investment Risk. The Portfolio’s application of ESG related analyses when selecting investments may impact the Portfolio’s performance, including relative to similar funds that do not apply such analyses. Additionally, the Portfolio’s application of ESG related analyses in connection with identifying and selecting investments may require subjective analysis and may be more difficult if data about a particular company or market is limited, such as with respect to issuers in emerging markets countries. The Portfolio may invest in companies that do not reflect the beliefs and values of any particular investor. Socially responsible norms differ by country and region, and a company’s ESG practices or the subadviser’s assessment of such may change over time.
Credit Risk. Credit risk applies to most fixed income securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Portfolio could lose money if the issuer of a fixed income security is unable or perceived to be unable to pay interest or to repay principal when it becomes due.

Portfolio Summary: SA Multi-Managed Income Portfolio
Mortgage- and Asset-Backed Securities Risk. The characteristics of mortgage-backed and asset-backed securities differ from traditional fixed income securities. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Portfolio may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed and asset-backed securities. Mortgage-backed and asset-backed securities are also subject to credit risk.
Equity Securities Risk. The Portfolio invests significantly in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.
Large-Cap Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.
Small- and Mid-Cap Companies Risk. Securities of small- and mid-cap companies are usually more volatile and entail greater risks than securities of large-cap companies.
Growth Stock Risk. Growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often decline more than other stocks.
Foreign Investment Risk. The Portfolio’s investments in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability and other conditions or events (including, for example, military confrontations, war, terrorism, disease/virus, outbreaks and epidemics).
Lack of information may also affect the value of these securities.
Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.
Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.
Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling and other conditions or events (including, for example, military confrontations, war, terrorism, disease/virus, outbreaks and epidemics). In addition, the adviser’s or a subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.
The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Portfolio’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Portfolio invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as

Portfolio Summary: SA Multi-Managed Income Portfolio
management performance, financial leverage and reduced demand for the issuer’s goods and services.
Currency Volatility Risk. The value of the Portfolio’s foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio’s non-U.S. dollar-denominated securities.
When-Issued and Delayed Delivery Transactions Risk. When-issued and delayed delivery securities involve the risk that the security the Portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Portfolio may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Performance Information

The following bar chart illustrates the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and the table compares the Portfolio’s average annual returns to those of the S&P 500® Index, the Russell 1000® Growth Index and a blended index and each of its components. The blended index consists of 17.35% Russell 1000®
Index, 80.95% Bloomberg U.S. Aggregate Bond Index, and 1.70% FTSE Treasury Bill 3-Month Index (the “Blended Index”). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Effective May 1, 2019, Morgan Stanley Investment Management Inc. (“MSIM”) assumed management of the Growth Component of the Portfolio.
(Class 1 Shares)

Portfolio Summary: SA Multi-Managed Income Portfolio
During the period shown in the bar chart:
Highest Quarterly Return:	June 30, 2020	13.00%
Lowest Quarterly Return:	March 31, 2021	-3.34%
Year to Date Most Recent Quarter:	June 30, 2022	-20.50%
Average Annual Total Returns (For the periods ended December 31, 2021)
	1 Year	5 Years	10 Years
Class 1 Shares	-2.22%	6.77%	5.62%
Class 2 Shares	-2.36%	6.61%	5.46%
Class 3 Shares	-2.40%	6.51%	5.36%
Blended Index	2.97%	6.17%	5.26%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-1.54%	3.57%	2.90%
FTSE Treasury Bill 3 Month Index (reflects no deduction for fees, expenses or taxes)	0.05%	1.11%	0.60%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	26.45%	18.43%	16.54%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	27.60%	25.32%	19.79%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	28.71%	18.47%	16.55%
Investment Adviser

The Portfolio’s investment adviser is SunAmerica. The Portfolio is subadvised by MSIM and Wellington Management Company LLP (“Wellington Management”). The portfolio managers are noted below.
Portfolio Managers
Name and Title	Portfolio Manager of the Portfolio Since
Fixed Income Component – Wellington Management
Campe Goodman, CFA Senior Managing Director and Fixed Income Portfolio Manager	2004
Joseph F. Marvan, CFA Senior Managing Director and Fixed Income Portfolio Manager	2010
Robert D. Burn, CFA Managing Director and Fixed Income Portfolio Manager	2016
Growth Component – MSIM
Dennis P. Lynch Managing Director	2019
Sam G. Chainani, CFA Managing Director	2019
Jason C. Yeung, CFA Managing Director	2019
Armistead B. Nash Managing Director	2019
David S. Cohen Managing Director	2019
Alexander T. Norton Executive Director	2019
Additional Information

For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the “Important Additional Information” section on page 82.

Portfolio Summary: SA Multi-Managed Income/Equity Portfolio
Investment Goal

The Portfolio’s investment goal is conservation of principal while maintaining some potential for long-term growth of capital.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table and the example below do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2	Class 3
Management Fees	0.81%	0.81%	0.81%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.38%	0.38%	0.38%
Total Annual Portfolio Operating Expenses Before Fee Waivers and/ or Expense Reimbursements	1.19%	1.34%	1.44%
Fee Waivers and/or Expense Reimbursements[1]	0.04%	0.04%	0.04%
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	1.15%	1.30%	1.40%
1
Pursuant to a Fee Waiver Agreement, SunAmerica Asset Management, LLC (“SunAmerica”) contractually agreed to waive a portion of its advisory fee for the Portfolio so that the advisory fee on average daily net assets payable to SunAmerica equals 0.77% on the first $250 million, 0.72% on the next $250 million, and 0.67% above $500 million. This waiver agreement may be modified or discontinued prior to July 31, 2023 only with the approval of the Board of Trustees (the “Board”) of Seasons Series Trust (the “Trust”), including a majority of the trustees of the Board who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses  remain the same and that all fee waivers and/or reimbursements remain in place through the term of the applicable waiver and/or expense reimbursement. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$117	$374	$650	$1,440
Class 2 Shares	132	421	730	1,609
Class 3 Shares	143	452	783	1,721
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.
During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 47% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio

The Portfolio attempts to achieve its investment goal by allocating its assets among two distinct, actively-managed investment components (the “Managed Components”), each with a different investment strategy. The Managed Components include a fixed income component and a growth component.
The Managed Components each invest to varying degrees, according to its investment strategy, in a diverse portfolio of securities including, but not limited to, common stocks, securities with equity characteristics (such as preferred stocks, warrants or fixed income securities convertible into common stock), corporate and U.S. Government fixed income securities, money market instruments and/or cash or cash equivalents.
The target allocation of the Portfolio’s assets among the components is as follows:
•	Fixed Income Component	68%
•	Growth Component	32%
Differences in investment returns among the Managed Components will cause the actual percentages to vary over the course of a calendar quarter from the target allocations referenced above. Accordingly, the Portfolio’s

Portfolio Summary: SA Multi-Managed Income/Equity Portfolio
assets will be reallocated or “rebalanced” among the Managed Components on at least a quarterly basis to restore the target allocations for the Portfolio.
As noted above, approximately 68% of the Portfolio’s assets will be allocated to the Fixed Income Component, which, under normal circumstances, invests primarily in investment grade fixed income securities (U.S. or foreign). The component may also invest substantially in short-term investments, foreign securities (including securities denominated in foreign currencies), asset-backed and mortgage-backed securities and when-issued and delayed-delivery securities.
Under normal market conditions, the subadviser for the Growth Component invests primarily in established companies with capitalizations within the range of companies included in the Russell 1000® Growth Index. As of May 31, 2022, the market capitalization range of the companies in the Russell 1000® Growth Index was between approximately $195 million and $2.44 trillion. The subadviser for the Growth Component emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the subadviser for the Growth Component typically invests in companies it believes have strong name recognition and sustainable competitive advantages with above average business visibility, the ability to deploy capital at high rates of return, strong balance sheets and an attractive risk/reward.
The subadviser for the Growth Component generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria. The Growth Component may invest in foreign securities, which may include emerging market securities. The Growth Component may invest in equity securities.
The subadviser for the Growth Component actively integrates sustainability into the investment process by using environmental, social and governance (“ESG”) factors as a lens for additional fundamental research, which can contribute to investment decision-making. The subadviser for the Growth Component seeks to understand how environmental and social initiatives within companies can create value by strengthening durable competitive advantages, creating growth opportunities, driving profitability and/or aligning with secular growth trends. The subadviser for the Growth Component generally engages with company management teams to discuss their ESG practices, with the aim of identifying how sustainability themes present opportunities and risks that can be material to the value of the security over the long term. Other aspects of the investment process include a proprietary, systematic evaluation of governance policies, specifically focusing on compensation alignment on long-term value creation.
Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary of the principal risks of investing in the Portfolio.
Risk of Investing in Bonds. The value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers.
Interest Rate Fluctuations Risk. Fixed income securities may be subject to volatility due to changes in interest rates. Duration is a measure of interest rate risk that indicates how price-sensitive a bond is to changes in interest rates. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. Interest rates have been historically low, so the Portfolio faces a heightened risk that interest rates may rise. For example, a bond with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%. Potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.
Risk of Investing in Junk Bonds. The Portfolio invests significantly in junk bonds, which are considered speculative. Junk bonds carry a substantial risk of default or changes in the issuer’s creditworthiness, or they may already be in default at the time of purchase.
Credit Risk. Credit risk applies to most fixed income securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Portfolio could lose money if the issuer of a fixed income security is unable or perceived to be unable to pay interest or to repay principal when it becomes due.
Derivatives Risk. To the extent a derivative contract is used to hedge another position in the portfolio, the Portfolio will be exposed to the risks associated with hedging as described in the Glossary. To the extent a forward, futures contract or swap is used to enhance return, rather than as a hedge, the Portfolio will be directly

Portfolio Summary: SA Multi-Managed Income/Equity Portfolio
exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.
Mortgage- and Asset-Backed Securities Risk. The characteristics of mortgage-backed and asset-backed securities differ from traditional fixed income securities. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Portfolio may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed and asset-backed securities. Mortgage-backed and asset-backed securities are also subject to credit risk.
Equity Securities Risk. The Portfolio invests significantly in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.
Large-Cap Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.
Small- and Mid-Cap Companies Risk. Securities of small- and mid-cap companies are usually more volatile and entail greater risks than securities of large-cap companies.
Growth Stock Risk. Growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often decline more than other stocks.
Foreign Investment Risk. The Portfolio’s investments in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability and other conditions or events (including, for example, military confrontations, war, terrorism, disease/virus, outbreaks and epidemics). Lack of information may also affect the value of these securities.
ESG Investment Risk. The Portfolio’s application of ESG related analyses when selecting investments may impact the Portfolio’s performance, including relative to similar funds that do not apply such analyses. Additionally, the Portfolio’s application of ESG related analyses in connection with identifying and selecting investments may require subjective analysis and may be more difficult if data about a particular company or market is limited, such as with respect to issuers in emerging markets countries. The Portfolio may invest in companies that do not reflect the beliefs and values of any particular investor. Socially responsible norms differ by country and region, and a company’s ESG practices or the subadviser’s assessment of such may change over time.
Currency Volatility Risk. The value of the Portfolio’s foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio’s non-U.S. dollar-denominated securities.
Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.
Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.
Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling and other conditions or events (including, for example, military confrontations, war, terrorism, disease/virus, outbreaks and epidemics). In addition, the adviser’s or a subadviser’s assessment of securities held in the Portfolio may prove

Portfolio Summary: SA Multi-Managed Income/Equity Portfolio
incorrect, resulting in losses or poor performance even in a rising market.
The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Portfolio’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Portfolio invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
When-Issued and Delayed Delivery Transactions Risk. When-issued and delayed delivery securities involve the risk that the security the Portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Portfolio may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Performance Information

The following bar chart illustrates the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and the table compares the Portfolio’s average annual returns to those of the S&P 500® Index, the Russell 1000® Growth Index and a blended index and each of its components. The blended index consists of 33.4% Russell 1000® Index, 63.8% Bloomberg U.S. Aggregate Bond Index, and 2.8% FTSE Treasury Bill 3-Month Index (the “Blended Index”). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Effective May 1, 2019, Morgan Stanley Investment Management Inc. (“MSIM”) assumed management of the Growth Component of the Portfolio.
(Class 1 Shares)

During the period shown in the bar chart:
Highest Quarterly Return:	June 30, 2020	19.41%
Lowest Quarterly Return:	December 31, 2018	-4.88%
Year to Date Most Recent Quarter:	June 30, 2022	-27.20%
Average Annual Total Returns (For the periods ended December 31, 2021)
	1 Year	5 Years	10 Years
Class 1 Shares	-2.71%	9.59%	7.87%
Class 2 Shares	-2.80%	9.45%	7.70%
Class 3 Shares	-2.90%	9.33%	7.59%
Blended Index	7.28%	8.56%	7.44%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-1.54%	3.57%	2.90%
FTSE Treasury Bill 3 Month Index (reflects no deduction for fees, expenses or taxes)	0.05%	1.11%	0.60%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	26.45%	18.43%	16.54%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	27.60%	25.32%	19.79%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	28.71%	18.47%	16.55%

Portfolio Summary: SA Multi-Managed Income/Equity Portfolio
Investment Adviser

The Portfolio’s investment adviser is SunAmerica. The Portfolio is subadvised by MSIM and Wellington Management Company LLP (“Wellington Management”). The portfolio managers are noted below.
Portfolio Managers
Name and Title	Portfolio Manager of the Portfolio Since
Fixed Income Component – Wellington Management
Campe Goodman, CFA Senior Managing Director and Fixed Income Portfolio Manager	2004
Joseph F. Marvan, CFA Senior Managing Director and Fixed Income Portfolio Manager	2010
Robert D. Burn, CFA Managing Director and Fixed Income Portfolio Manager	2016
Growth Component – MSIM
Dennis P. Lynch Managing Director	2019
Sam G. Chainani, CFA Managing Director	2019
Jason C. Yeung, CFA Managing Director	2019
Armistead B. Nash Managing Director	2019
David S. Cohen Managing Director	2019
Alexander T. Norton Executive Director	2019
Additional Information

For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the “Important Additional Information” section on page 82.

Portfolio Summary: SA Multi-Managed International Equity Portfolio
Investment Goal

The Portfolio’s investment goal is long-term growth of capital.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table and the example below do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2	Class 3
Management Fees	0.93%	0.93%	0.93%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.11%	0.11%	0.11%
Total Annual Portfolio Operating Expenses Before Fee Waivers and/ or Expense Reimbursements	1.04%	1.19%	1.29%
Fee Waivers and/or Expense Reimbursements[1]	0.04%	0.04%	0.04%
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	1.00%	1.15%	1.25%
1
Pursuant to an Advisory Fee Waiver Agreement, SunAmerica Asset Management, LLC (“SunAmerica”) contractually agreed to waive a portion of its advisory fee for the Portfolio so that the advisory fee on average daily net assets payable to SunAmerica equals 0.91% on the first $250 million, 0.86% on the next $250 million, and 0.81% above $500 million. This waiver agreement may be modified or discontinued prior to July 31, 2023 only with the approval of the Board of Trustees (the “Board”) of Seasons Series Trust (the “Trust”), including a majority of the trustees of the Board who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses  remain the same and that all fee waivers and/or reimbursements remain in place through the term of the applicable waiver and/or expense reimbursement. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$102	$327	$570	$1,267
Class 2 Shares	117	374	650	1,440
Class 3 Shares	127	405	704	1,553
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.
During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 18% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio

The Portfolio attempts to achieve its investment goal by investing, under normal circumstances, at least 80% of net assets in equity securities of issuers in at least three countries other than the United States. Although the Portfolio invests primarily in issuers located in developed countries, the Portfolio may invest in companies located in developing or emerging markets. The Portfolio invests primarily in large-capitalization companies, though it may invest in companies of any market capitalization.
The Portfolio may invest in foreign currency hedges and other currency transactions. The Portfolio may at times invest significantly in certain sectors.
The Portfolio is actively managed by two subadvisers. To balance the risks of the Portfolio, a portion of the Portfolio is passively managed by SunAmerica which invests in all or substantially all of the stocks included in the MSCI EAFE Index (the “Index”), a strategy known as “replication.” SunAmerica may, however, utilize an “optimization” strategy in circumstances in which replication is difficult or impossible, such as if the Portfolio has low asset levels and cannot replicate, to reduce trading costs or to gain exposure to securities that the Portfolio cannot access directly. The goal of optimization is to select stocks which ensure that characteristics such

Portfolio Summary: SA Multi-Managed International Equity Portfolio
as industry weightings, average market capitalizations and fundamental characteristics (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Index. Stocks not in the Index may be held before or after changes in the composition of the Index or if they have characteristics similar to stocks in the Index.
As part of the investment strategy utilized by Schroder Investment Management North America Inc. (“SIMNA”) with respect to the portion of the Portfolio it manages, SIMNA evaluates certain factors as part of the investment process, including environmental, social and governance (“ESG”) characteristics. ESG characteristics are not the only factors considered and as a result, the companies (or issuers) in which the Portfolio invests may not be companies (or issuers) with favorable ESG characteristics or high ESG ratings.
Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary of the principal risks of investing in the Portfolio.
Foreign Investment Risk. The Portfolio’s investments in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability and other conditions or events (including, for example, military confrontations, war, terrorism, disease/virus, outbreaks and epidemics). Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.
Emerging Markets Risk. Risks associated with investments in emerging markets may include: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasive corruption and crime; exchange rate volatility; inflation, deflation or currency devaluation; violent military or political conflicts; confiscations and other government restrictions by the United States or other governments; and government instability. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries.
Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.
Country, Sector or Industry Focus Risk. To the extent the Portfolio invests a significant portion of its assets in one or only a few countries, sectors or industries at a time, the Portfolio will face a greater risk of loss due to factors affecting that single or those few countries, sectors or industries than if the Portfolio always maintained wide diversity among the countries, sectors and industries in which it invests.
ESG Investment Risk. The Portfolio’s application of ESG related analyses when selecting investments may impact the Portfolio’s performance, including relative to similar funds that do not apply such analyses. Additionally, the Portfolio’s application of ESG related analyses in connection with identifying and selecting investments may require subjective analysis and may be more difficult if data about a particular company or market is limited, such as with respect to issuers in emerging markets countries. The Portfolio may invest in companies that do not reflect the beliefs and values of any particular investor. Socially responsible norms differ by country and region, and a company’s ESG practices or the subadviser’s assessment of such may change over time.
Currency Volatility Risk. The value of the Portfolio’s foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio’s non-U.S. dollar-denominated securities.
Large-Cap Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.
Small- and Mid-Cap Companies Risk. Companies with smaller market capitalization (particularly under $1 billion depending on the market) tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable

Portfolio Summary: SA Multi-Managed International Equity Portfolio
information and financial data about these companies. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Securities of small- and mid-cap companies are usually more volatile and entail greater risks than securities of large-cap companies.
Hedging Risk. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market or exchange rates. Hedging also involves the risk that changes in the value of the related security will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced. For gross currency hedges, there is an additional risk, to the extent that these transactions create exposure to currencies in which the Portfolio’s securities are not denominated.
Failure to Match Index Performance Risk. The ability of the Portfolio to match the performance of the Index may be affected by, among other things, changes in securities markets, the manner in which performance of the Index is calculated, changes in the composition of the Index, the amount and timing of cash flows into and out of the Portfolio, commissions, portfolio expenses, and any differences in the pricing of securities by the Portfolio and the Index. When the Portfolio employs an “optimization” strategy, the Portfolio is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the Portfolio may perform differently than the underlying index.
Index Risk. The passively-managed index portion of the Portfolio generally will not sell securities in its portfolio and buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, you may suffer losses that you would not experience with an actively-managed mutual fund.
Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.
Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.
Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling and other conditions or events (including, for example, military confrontations, war, terrorism, disease/virus, outbreaks and epidemics). In addition, the adviser’s or a subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.
The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Portfolio’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Portfolio invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Performance Information

The following bar chart illustrates the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and the table compares the Portfolio’s average annual returns to those of the MSCI EAFE Index (net). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

Portfolio Summary: SA Multi-Managed International Equity Portfolio
Effective February 6, 2017, SIMNA assumed management of a portion of the Portfolio.
(Class 1 Shares)

During the period shown in the bar chart:
Highest Quarterly Return:	June 30, 2020	16.52%
Lowest Quarterly Return:	March 31, 2020	-22.71%
Year to Date Most Recent Quarter:	June 30, 2022	-20.62%
Average Annual Total Returns (For the periods ended December 31, 2021)
	1 Year	5 Years	10 Years
Class 1 Shares	11.11%	10.59%	7.72%
Class 2 Shares	11.00%	10.44%	7.57%
Class 3 Shares	10.92%	10.32%	7.46%
MSCI EAFE Index (net) (reflects no deduction for fees or expenses)	11.26%	9.55%	8.03%
Investment Adviser

The Portfolio’s investment adviser is SunAmerica. The Portfolio is subadvised by SIMNA and T. Rowe Price. SunAmerica passively manages a portion of the Portfolio. The portfolio managers are noted below.
Portfolio Managers
Name and Title	Portfolio Manager of the Portfolio Since
SunAmerica
Timothy Campion Senior Vice President and Lead Portfolio Manager	2014
Elizabeth Mauro Co-Portfolio Manager	2019
SIMNA
Simon Webber, CFA Lead Portfolio Manager, Global and International Equities	2017
James Gautrey, CFA Portfolio Manager, Global and International Equities	2017
T. Rowe Price
Raymond A. Mills, Ph.D. Vice President and Portfolio Manager	2014
Additional Information

For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the “Important Additional Information” section on page 82.

Portfolio Summary: SA Multi-Managed Large Cap Growth Portfolio
Investment Goal

The Portfolio’s investment goal is long-term growth of capital.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table and the example below do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2	Class 3
Management Fees	0.77%	0.77%	0.77%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.04%	0.04%	0.04%
Acquired Fund Fees and Expenses[1]	0.01%	0.01%	0.01%
Total Annual Portfolio Operating Expenses Before Fee Waivers and/ or Expense Reimbursements	0.82%	0.97%	1.07%
Fee Waivers and/or Expense Reimbursements[2]	0.08%	0.08%	0.08%
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.74%	0.89%	0.99%
1
The Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements for the Portfolio do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table of the annual report, which reflects the net operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses. “Acquired Fund Fees and Expenses” include fees and expenses incurred indirectly by the Portfolio as a result of investments in shares of one or more Underlying Portfolios.
2
Pursuant to a Fee Waiver Agreement, SunAmerica Asset Management, LLC (”SunAmerica”) contractually agreed to waive a portion of its advisory fee for the Portfolio so that the advisory fee on average daily net assets payable to SunAmerica equals 0.73% on the first $250 million, 0.67% on the next $250 million, and 0.58% above $500 million. This waiver agreement may be modified or discontinued prior to July 31, 2023 only with the approval of the Board of Trustees (the “Board”) of Seasons Series Trust (the “Trust”), including a majority of the trustees of the Board who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses  remain the same and that all fee waivers and/or reimbursements remain in place through the term of the applicable waiver and/or expense reimbursement. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$76	$254	$447	$1,006
Class 2 Shares	91	301	529	1,182
Class 3 Shares	101	332	582	1,298
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.
During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 42% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio

The Portfolio attempts to achieve its investment goal by investing, under normal circumstances, at least 80% of net assets in equity securities of large capitalization companies selected through a growth strategy. Large-cap companies will generally include companies whose market capitalizations are equal to or greater than the market capitalization of the smallest company in the Russell 1000® Index during the most recent 12-month period. As of May 31, 2022, the market capitalization range of the companies in the Russell 1000® Index was between approximately $195 million and $2.44 trillion.
The Portfolio may also invest in equity securities of medium-capitalization companies, short-term investments (up to 20%) and foreign securities, including emerging market securities. The Portfolio may invest up to 10% of its total assets in fixed income securities, such as government, corporate and bank debt obligations.

Portfolio Summary: SA Multi-Managed Large Cap Growth Portfolio
The Portfolio is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified portfolio.
The Portfolio is actively managed by two subadvisers. To balance the risks of the Portfolio, a portion of the Portfolio is passively managed by SunAmerica which invests in all or substantially all of the stocks included in the S&P 500® Growth Index (the “Index”), a strategy known as “replication.” SunAmerica may, however, utilize an “optimization” strategy in circumstances in which replication is difficult or impossible, such as if the Portfolio has low asset levels and cannot replicate, to reduce trading costs or to gain exposure to securities that the Portfolio cannot access directly. The goal of optimization is to select stocks which ensure that characteristics such as industry weightings, average market capitalizations and fundamental characteristics (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Index. Stocks not in the Index may be held before or after changes in the composition of the Index or if they have characteristics similar to stocks in the Index.
Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary of the principal risks of investing in the Portfolio.
Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.
Large-Cap Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.
Growth Stock Risk. Growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often decline more than other stocks.
Foreign Investment Risk. The Portfolio’s investments in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability and other conditions or events (including, for example, military confrontations, war, terrorism, disease/virus, outbreaks and epidemics). Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.
Emerging Markets Risk. Risks associated with investments in emerging markets may include: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasive corruption and crime; exchange rate volatility; inflation, deflation or currency devaluation; violent military or political conflicts; confiscations and other government restrictions by the United States or other governments; and government instability. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries.
Failure to Match Index Performance Risk. The ability of the Portfolio to match the performance of the Index may be affected by, among other things, changes in securities markets, the manner in which performance of the Index is calculated, changes in the composition of the Index, the amount and timing of cash flows into and out of the Portfolio, commissions, portfolio expenses, and any differences in the pricing of securities by the Portfolio and the Index. When the Portfolio employs an “optimization” strategy, the Portfolio is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the Portfolio may perform differently than the underlying index.
Index Risk. The passively-managed index portion of the Portfolio generally will not sell securities in its portfolio and buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, you may suffer losses that you would not experience with an actively-managed mutual fund.

Portfolio Summary: SA Multi-Managed Large Cap Growth Portfolio
Mid-Cap Companies Risk. Securities of mid-cap companies are usually more volatile and entail greater risks than securities of large companies.
Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.
Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.
Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling and other conditions or events (including, for example, military confrontations, war, terrorism, disease/virus, outbreaks and epidemics). In addition, the adviser’s or a subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.
The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Portfolio’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Portfolio invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.
Non-Diversification Risk. The Portfolio is organized as a “non-diversified” fund. A non-diversified fund may invest a larger portion of assets in the securities of a single company than a diversified fund. By concentrating in a smaller number of issuers, the Portfolio’s risk is increased because the effect of each security on the Portfolio’s performance is greater.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Currency Volatility Risk. The value of the Portfolio’s foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio’s non-U.S. dollar-denominated securities.
Performance Information

The following bar chart illustrates the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and the table compares the Portfolio’s average annual returns to those of the S&P 500® Growth Index and the Russell 1000® Growth Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Effective May 1, 2019, Morgan Stanley Investment Management Inc. (“MSIM”) assumed management of a portion of the Portfolio.

Portfolio Summary: SA Multi-Managed Large Cap Growth Portfolio
(Class 1 Shares)

During the period shown in the bar chart:
Highest Quarterly Return:	June 30, 2020	33.69%
Lowest Quarterly Return:	December 31, 2018	-15.83%
Year to Date Most Recent Quarter:	June 30, 2022	-36.27%
Average Annual Total Returns (For the periods ended December 31, 2021)
	1 Year	5 Years	10 Years
Class 1 Shares	16.51%	23.21%	18.31%
Class 2 Shares	16.26%	23.02%	18.12%
Class 3 Shares	16.21%	22.90%	18.01%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	27.60%	25.32%	19.79%
S&P 500® Growth Index (reflects no deduction for fees, expenses or taxes)	32.01%	24.11%	19.23%
Investment Adviser

The Portfolio’s investment adviser is SunAmerica. The Portfolio is subadvised by Goldman Sachs Asset Management, L.P. (“GSAM”) and MSIM. SunAmerica passively manages a portion of the Portfolio. The portfolio managers are noted below.
Portfolio Managers
Name and Title	Portfolio Manager of the Portfolio Since
SunAmerica
Timothy Campion Senior Vice President and Lead Portfolio Manager	2012
Elizabeth Mauro Co-Portfolio Manager	2019
GSAM
Steven M. Barry Managing Director; Chief Investment Officer of Fundamental Equity; Co- Chief Investment Officer of the US Equity Team; and Portfolio Manager	1999
Stephen E. Becker, CFA Managing Director; Co-Chief Investment Officer of the US Equity Team; and Portfolio Manager	2013
MSIM
Dennis P. Lynch Managing Director	2019
Sam G. Chainani, CFA Managing Director	2019
Jason C. Yeung, CFA Managing Director	2019
Armistead B. Nash Managing Director	2019
David S. Cohen Managing Director	2019
Alexander T. Norton Executive Director	2019
Additional Information

For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the “Important Additional Information” section on page 82.

Portfolio Summary: SA Multi-Managed Large Cap Value Portfolio
Investment Goal

The Portfolio’s investment goal is long-term growth of capital.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table and the example below do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2	Class 3
Management Fees	0.75%	0.75%	0.75%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.03%	0.03%	0.03%
Total Annual Portfolio Operating Expenses	0.78%	0.93%	1.03%
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses  remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$80	$249	$433	$966
Class 2 Shares	95	296	515	1,143
Class 3 Shares	105	328	569	1,259
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.
During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 40% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio

The Portfolio attempts to achieve its investment goal by investing, under normal circumstances, at least 80% of net assets in equity securities of large companies selected through a value strategy. Large-cap companies will generally include companies whose market capitalizations are equal to or greater than the market capitalization of the smallest company in the Russell 1000® Index during the most recent 12-month period. As of May 31, 2022, the market capitalization range of the companies in the Russell 1000® Index was between approximately $195 million and $2.44 trillion.
The Portfolio may also invest in equity securities of medium-capitalization companies, foreign securities (up to 30%) and short-term investments (up to 20%).
The Portfolio is actively managed by two subadvisers. To balance the risks of the Portfolio, a portion of the Portfolio is passively managed by SunAmerica Asset Management, LLC (“SunAmerica”) which invests in all or substantially all of the stocks included in the S&P 500® Value Index (the “Index”), a strategy known as “replication.” SunAmerica may, however, utilize an “optimization” strategy in circumstances in which replication is difficult or impossible, such as if the Portfolio has low asset levels and cannot replicate, to reduce trading costs or to gain exposure to securities that the Portfolio cannot access directly. The goal of optimization is to select stocks which ensure that characteristics such as industry weightings, average market capitalizations and fundamental characteristics (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Index. Stocks not in the Index may be held before or after changes in the composition of the Index or if they have characteristics similar to stocks in the Index.
Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance

Portfolio Summary: SA Multi-Managed Large Cap Value Portfolio
Corporation. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary of the principal risks of investing in the Portfolio.
Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.
Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.
Large-Cap Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.
Value Investing Risk. When investing in securities which are believed to be undervalued in the market, there is a risk that the market may not recognize a security’s intrinsic value for a long period of time, or that a stock judged to be undervalued may actually be appropriately priced.
Foreign Investment Risk. The Portfolio’s investments in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability and other conditions or events (including, for example, military confrontations, war, terrorism, disease/virus, outbreaks and epidemics). Lack of information may also affect the value of these securities.
Failure to Match Index Performance Risk. The ability of the Portfolio to match the performance of the Index may be affected by, among other things, changes in securities markets, the manner in which performance of the Index is calculated, changes in the composition of the Index, the amount and timing of cash flows into and out of the Portfolio, commissions, portfolio expenses, and any differences in the pricing of securities by the Portfolio and the Index. When the Portfolio employs an “optimization” strategy, the Portfolio is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the Portfolio may perform differently than the underlying index.
Index Risk. The passively-managed index portion of the Portfolio generally will not sell securities in its portfolio and buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, you may suffer losses that you would not experience with an actively-managed mutual fund.
Mid-Cap Companies Risk. Securities of mid-cap companies are usually more volatile and entail greater risks than securities of large companies.
Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.
Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling and other conditions or events (including, for example, military confrontations, war, terrorism, disease/virus, outbreaks and epidemics). In addition, the adviser’s or a subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.
The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Portfolio’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Portfolio invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through

Portfolio Summary: SA Multi-Managed Large Cap Value Portfolio
changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Performance Information

The following bar chart illustrates the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and the table compares the Portfolio’s average annual returns to those of the S&P 500® Value Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Effective October 26, 2015, American Century Investment Management, Inc. (“American Century”) assumed management of a portion of the Portfolio.
(Class 1 Shares)

During the period shown in the bar chart:
Highest Quarterly Return:	December 31, 2020	14.37%
Lowest Quarterly Return:	March 31, 2020	-25.55%
Year to Date Most Recent Quarter:	June 30, 2022	-9.57%
Average Annual Total Returns (For the periods ended December 31, 2021)
	1 Year	5 Years	10 Years
Class 1 Shares	23.95%	10.81%	11.78%
Class 2 Shares	23.77%	10.66%	11.62%
Class 3 Shares	23.57%	10.53%	11.50%
S&P 500® Value Index (reflects no deduction for fees, expenses or taxes)	24.90%	11.90%	13.29%
Investment Adviser

The Portfolio’s investment adviser is SunAmerica. The Portfolio is subadvised by American Century and Wellington Management Company LLP (“Wellington Management”). SunAmerica passively manages a portion of the Portfolio. The portfolio managers are noted below.
Portfolio Managers
Name and Title	Portfolio Manager of the Portfolio Since
SunAmerica
Timothy Campion Senior Vice President and Lead Portfolio Manager	2012
Elizabeth Mauro Co-Portfolio Manager	2019
American Century
Phillip N. Davidson, CFA Senior Vice President and Executive Portfolio Manager	2018
Brian Woglom, CFA Vice President and Senior Portfolio Manager	2016
Phil Sundell, CFA Vice President and Portfolio Manager	2019
Adam Krenn, CFA Portfolio Manager	2022
Wellington Management
Adam H. Illfelder, CFA Senior Managing Director and Equity Portfolio Manager	2019
Additional Information

For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the “Important Additional Information” section on page 82.

Portfolio Summary: SA Multi-Managed Mid Cap Growth Portfolio
Investment Goal

The Portfolio’s investment goal is long-term growth of capital.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table and the example below do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2	Class 3
Management Fees	0.85%	0.85%	0.85%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.09%	0.09%	0.09%
Total Annual Portfolio Operating Expenses	0.94%	1.09%	1.19%
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses  remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$96	$300	$520	$1,155
Class 2 Shares	111	347	601	1,329
Class 3 Shares	121	378	654	1,443
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.
During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 60% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio

The Portfolio attempts to achieve its investment goal by investing, under normal circumstances, at least 80% of net assets in equity securities of medium-capitalization companies selected through a growth strategy. Medium-capitalization, or mid-cap, companies will generally include companies whose market capitalizations range from the market capitalization of the smallest company included in the Russell Midcap® Growth Index to the market capitalization of the largest company in the Russell Midcap® Growth Index during the most recent 12-month period. As of May 31, 2022, the market capitalization range of the companies in the Russell Midcap® Growth Index was between approximately $195 million and $67.8 billion.
The Portfolio may invest a substantial portion of its assets in equity securities of small- and large-capitalization companies, short-term investments (up to 20%) and foreign securities (up to 30%). The Portfolio may at times invest significantly in certain sectors, such as the information technology sector.
The Portfolio is actively managed by two subadvisers. To balance the risks of the Portfolio, a portion of the Portfolio is passively managed by SunAmerica Asset Management, LLC (“SunAmerica”) which invests in all or substantially all of the stocks included in the Russell Midcap® Growth Index (the “Index”), a strategy known as “replication.” SunAmerica may, however, utilize an “optimization” strategy in circumstances in which replication is difficult or impossible, such as if the Portfolio has low asset levels and cannot replicate, to reduce trading costs or to gain exposure to securities that the Portfolio cannot access directly. The goal of optimization is to select stocks which ensure that characteristics such as industry weightings, average market capitalizations and fundamental characteristics (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Index. Stocks not in the Index may be held before or after changes in the composition of the Index or if they have characteristics similar to stocks in the Index.
Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net

Portfolio Summary: SA Multi-Managed Mid Cap Growth Portfolio
return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary of the principal risks of investing in the Portfolio.
Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.
Sector Risk. To the extent the Portfolio invests a significant portion of its assets in one or only a few sectors at a time, the Portfolio will face a greater risk of loss due to factors affecting that single or those few sectors than if the Portfolio always maintained wide diversity among the sectors in which it invests.
Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.
Small- and Mid-Cap Companies Risk. Securities of small- and mid-cap companies are usually more volatile and entail greater risks than securities of large companies.
Growth Stock Risk. Growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often decline more than other stocks.
Foreign Investment Risk. The Portfolio’s investments in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability and other conditions or events (including, for example, military confrontations, war, terrorism, disease/virus, outbreaks and epidemics). Lack of information may also affect the value of these securities.
Failure to Match Index Performance Risk. The ability of the Portfolio to match the performance of the Index may be affected by, among other things, changes in securities markets, the manner in which performance of the Index is calculated, changes in the composition of the Index, the amount and timing of cash flows into and out of the Portfolio, commissions, portfolio expenses, and any differences in the pricing of securities by the Portfolio and the Index. When the Portfolio employs an “optimization” strategy, the Portfolio is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the Portfolio may perform differently than the underlying index.
Index Risk. The passively-managed index portion of the Portfolio generally will not sell securities in its portfolio and buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, you may suffer losses that you would not experience with an actively-managed mutual fund.
Large-Cap Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.
Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.
Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling and other conditions or events (including, for example, military confrontations, war, terrorism, disease/virus, outbreaks and epidemics). In addition, the adviser’s or a subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.

Portfolio Summary: SA Multi-Managed Mid Cap Growth Portfolio
The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Portfolio’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Portfolio invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Performance Information

The following bar chart illustrates the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and the table compares the Portfolio’s average annual returns to those of the Russell Midcap® Growth Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
(Class 1 Shares)

During the period shown in the bar chart:
Highest Quarterly Return:	June 30, 2020	34.20%
Lowest Quarterly Return:	March 31, 2020	-19.68%
Year to Date Most Recent Quarter:	June 30, 2022	-33.57%
Average Annual Total Returns (For the periods ended December 31, 2021)
	1 Year	5 Years	10 Years
Class 1 Shares	9.46%	21.12%	16.85%
Class 2 Shares	9.28%	20.93%	16.68%
Class 3 Shares	9.17%	20.80%	16.56%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	12.73%	19.83%	16.63%
Investment Adviser

The Portfolio’s investment adviser is SunAmerica. The Portfolio is subadvised by T. Rowe Price Associates, Inc. (“T. Rowe Price”) and Wellington Management Company LLP  (“Wellington Management”).  SunAmerica passively manages a portion of the Portfolio. The portfolio managers are noted below.
Portfolio Managers
Name and Title	Portfolio Manager of the Portfolio Since
SunAmerica
Timothy Campion Senior Vice President and Lead Portfolio Manager	2012
Elizabeth Mauro Co-Portfolio Manager	2019
T. Rowe Price
Donald J. Peters Vice President and Portfolio Manager	2003
Wellington Management
Stephen C. Mortimer Senior Managing Director and Equity Portfolio Manager	2002
Additional Information

For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the “Important Additional Information” section on page 82.

Portfolio Summary: SA Multi-Managed Mid Cap Value Portfolio
Investment Goal

The Portfolio’s investment goal is long-term growth of capital.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table and the example below do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2	Class 3
Management Fees	0.85%	0.85%	0.85%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.10%	0.10%	0.10%
Acquired Fund Fees and Expenses[1]	0.01%	0.01%	0.01%
Total Annual Portfolio Operating Expenses[1]	0.96%	1.11%	1.21%
1
The Total Annual Portfolio Operating Expenses for the Portfolio do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table of the annual report, which reflects the net operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses. “Acquired Fund Fees and Expenses” include fees and expenses incurred indirectly by the Portfolio as a result of investments in shares of one or more Underlying Portfolios.
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses  remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$98	$306	$531	$1,178
Class 2 Shares	113	353	612	1,352
Class 3 Shares	123	384	665	1,466
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.
During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 29% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio

The Portfolio attempts to achieve its investment goal by investing, under normal circumstances, at least 80% of net assets in equity securities of medium-capitalization companies selected through a value strategy. Medium-capitalization, or mid-cap, companies will generally include companies whose market capitalizations range from the market capitalization of the smallest company included in the Russell Midcap® Value Index to the market capitalization of the largest company in the Russell Midcap® Value Index during the most recent 12-month period. As of May 31, 2022, the market capitalization range of the companies in the Russell Midcap® Value Index was between approximately $195 million and $67.8 billion.
The Portfolio may also invest in equity securities of large- and small-capitalization companies, short-term investments (up to 20%), foreign securities (up to 30%), real estate investment trusts and special situations. A special situation arises when, in the opinion of a subadviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer, such as a new product or process, a technological breakthrough, or a management change or other extraordinary corporate event. The Portfolio may at times invest significantly in certain sectors.
The Portfolio is actively managed by two subadvisers. To balance the risks of the Portfolio, a portion of the Portfolio is passively managed by SunAmerica Asset Management, LLC (“SunAmerica”) which invests in all or substantially all of the stocks included in the Russell Midcap® Value Index (the “Index”), a strategy known as “replication.” SunAmerica may, however, utilize an

Portfolio Summary: SA Multi-Managed Mid Cap Value Portfolio
“optimization” strategy in circumstances in which replication is difficult or impossible, such as if the Portfolio has low asset levels and cannot replicate, to reduce trading costs or to gain exposure to securities that the Portfolio cannot access directly. The goal of optimization is to select stocks which ensure that characteristics such as industry weightings, average market capitalizations and fundamental characteristics (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Index. Stocks not in the Index may be held before or after changes in the composition of the Index or if they have characteristics similar to stocks in the Index.
Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary of the principal risks of investing in the Portfolio.
Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.
Small- and Mid-Cap Companies Risk. Securities of small- and mid-cap companies are usually more volatile and entail greater risks than securities of large companies.
Value Investing Risk. When investing in securities which are believed to be undervalued in the market, there is a risk that the market may not recognize a security’s intrinsic value for a long period of time, or that a stock judged to be undervalued may actually be appropriately priced.
Foreign Investment Risk. The Portfolio’s investments in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability and other conditions or events (including, for example, military confrontations, war, terrorism, disease/virus, outbreaks and epidemics). Lack of information may also affect the value of these securities.
Failure to Match Index Performance Risk. The ability of the Portfolio to match the performance of the Index may be affected by, among other things, changes in securities markets, the manner in which performance of the Index is calculated, changes in the composition of the Index, the amount and timing of cash flows into and out of the Portfolio, commissions, portfolio expenses, and any differences in the pricing of securities by the Portfolio and the Index. When the Portfolio employs an “optimization” strategy, the Portfolio is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the Portfolio may perform differently than the underlying index.
Index Risk. The passively-managed index portion of the Portfolio generally will not sell securities in its portfolio and buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, you may suffer losses that you would not experience with an actively-managed mutual fund.
Real Estate Industry Risk. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, changes in the appeal of properties to tenants and increases in interest rates. If the Portfolio has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company.
Large-Cap Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.
Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.

Portfolio Summary: SA Multi-Managed Mid Cap Value Portfolio
Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.
Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling and other conditions or events (including, for example, military confrontations, war, terrorism, disease/virus, outbreaks and epidemics). In addition, the adviser’s or a subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.
The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Portfolio’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Portfolio invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.
Sector Risk. To the extent the Portfolio invests a significant portion of its assets in one or only a few sectors at a time, the Portfolio will face a greater risk of loss due to factors affecting that single or those few sectors than if the Portfolio always maintained wide diversity among the sectors in which it invests.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Performance Information

The following bar chart illustrates the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and the table compares the Portfolio’s average annual returns to those of the Russell Midcap® Value Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Effective February 6, 2017, T. Rowe Price Associates, Inc. (“T. Rowe Price”) assumed management of a portion of the Portfolio.
(Class 1 Shares)

During the period shown in the bar chart:
Highest Quarterly Return:	June 30, 2020	20.60%
Lowest Quarterly Return:	March 31, 2020	-30.66%
Year to Date Most Recent Quarter:	June 30, 2022	-13.93%

Portfolio Summary: SA Multi-Managed Mid Cap Value Portfolio
Average Annual Total Returns (For the periods ended December 31, 2021)
	1 Year	5 Years	10 Years
Class 1 Shares	27.36%	10.95%	12.25%
Class 2 Shares	27.20%	10.77%	12.08%
Class 3 Shares	27.09%	10.66%	11.97%
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	28.34%	11.22%	13.44%
Investment Adviser

The Portfolio’s investment adviser is SunAmerica. The Portfolio is subadvised by T. Rowe Price and MFS. SunAmerica passively manages a portion of the Portfolio. The portfolio managers are noted below.
Portfolio Managers
Name and Title	Portfolio Manager of the Portfolio Since
SunAmerica
Timothy Campion Senior Vice President and Lead Portfolio Manager	2012
Elizabeth Mauro Co-Portfolio Manager	2019
T. Rowe Price
Vincent DeAugustino Portfolio Manager	2021
MFS
Kevin J. Schmitz Investment Officer	2014
Brooks A. Taylor Investment Officer	2014
Richard L. Offen Investment Officer	2021
Additional Information

For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the “Important Additional Information” section on page 82.

Portfolio Summary: SA Multi-Managed Moderate Growth Portfolio
Investment Goal

The Portfolio’s investment goal is long-term growth of capital, with capital preservation as a secondary objective.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table and the example below do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2	Class 3
Management Fees	0.85%	0.85%	0.85%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.29%	0.29%	0.29%
Total Annual Portfolio Operating Expenses Before Fee Waivers and/ or Expense Reimbursements	1.14%	1.29%	1.39%
Fee Waivers and/or Expense Reimbursements[1]	0.05%	0.05%	0.05%
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	1.09%	1.24%	1.34%
1
Pursuant to a Fee Waiver Agreement, SunAmerica Asset Management, LLC (“SunAmerica”) contractually agreed to waive a portion of its advisory fee for the Portfolio so that the advisory fee on average daily net assets payable to SunAmerica equals 0.80% on the first $250 million, 0.75% on the next $250 million, and 0.70% above $500 million. This waiver agreement may be modified or discontinued prior to July 31, 2023 only with the approval of the Board of Trustees (the “Board”) of Seasons Series Trust (the “Trust”), including a majority of the trustees of the Board who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses  remain the same and that all fee waivers and/or reimbursements remain in place through the term of the applicable waiver and/or expense reimbursement. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$111	$357	$623	$1,382
Class 2 Shares	126	404	703	1,552
Class 3 Shares	136	435	756	1,664
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.
During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 60% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio

The Portfolio attempts to achieve its investment goal by allocating its assets among three distinct, actively-managed investment components (the “Managed Components”), each with a different investment strategy. The Managed Components include a small-cap growth component, a fixed income component and a growth component.
The Managed Components each invest to varying degrees, according to its investment strategy, in a diverse portfolio of securities including, but not limited to, common stocks, securities with equity characteristics (such as preferred stocks, warrants or fixed income securities convertible into common stock), corporate and U.S. Government fixed income securities, money market instruments and/or cash or cash equivalents.
The target allocation of the Portfolio’s assets among the components is as follows:
•	Small-Cap Growth Component	18.0%
•	Fixed Income Component	41.4%
•	Growth Component	40.6%
Differences in investment returns among the Managed Components will cause the actual percentages to vary over the course of a calendar quarter from the target

Portfolio Summary: SA Multi-Managed Moderate Growth Portfolio
allocations referenced above. Accordingly, the Portfolio’s assets will be reallocated or “rebalanced” among the Managed Components on at least a quarterly basis to restore the target allocations for the Portfolio.
The Small-Cap Growth Component invests principally in equity securities, including those of lesser known or high growth companies or industries, such as technology, telecommunications, media, healthcare, energy, real estate investment trusts and consumer cyclicals. Although the component’s investments will primarily be in small-capitalization companies, the component may invest substantially in mid-capitalization companies and, to a smaller degree, large-capitalization companies.
As noted above, approximately 41.4% of the Portfolio’s assets will be allocated to the Fixed Income Component, which, under normal circumstances, invests primarily in investment grade fixed income securities (U.S. or foreign). The component may also invest substantially in short-term investments, foreign securities (including securities denominated in foreign currencies), asset-backed and mortgage-backed securities and when-issued and delayed-delivery securities.
Under normal market conditions, the subadviser for the Growth Component invests primarily in established companies with capitalizations within the range of companies included in the Russell 1000® Growth Index. As of May 31, 2022, the market capitalization range of the companies in the Russell 1000® Growth Index was between approximately $195 million and $2.44 trillion. The subadviser for the Growth Component emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the subadviser for the Growth Component typically invests in companies it believes have strong name recognition and sustainable competitive advantages with above average business visibility, the ability to deploy capital at high rates of return, strong balance sheets and an attractive risk/reward.
The subadviser for the Growth Component generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria. The Growth Component may invest in foreign securities, which may include emerging market securities. The Growth Component may invest in equity securities.
The subadviser for the Growth Component actively integrates sustainability into the investment process by using environmental, social and governance (“ESG”) factors as a lens for additional fundamental research, which can contribute to investment decision-making. The subadviser for the Growth Component seeks to understand how environmental and social initiatives within companies can create value by strengthening durable competitive advantages, creating growth opportunities, driving profitability and/or aligning with secular growth trends. The subadviser for the Growth Component generally engages with company management teams to discuss their ESG practices, with the aim of identifying how sustainability themes present opportunities and risks that can be material to the value of the security over the long term. Other aspects of the investment process include a proprietary, systematic evaluation of governance policies, specifically focusing on compensation alignment on long-term value creation.
Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary of the principal risks of investing in the Portfolio.
Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.
Large-Cap Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.
Growth Stock Risk. Growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often decline more than other stocks.
Risk of Investing in Bonds. The value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers.
Interest Rate Fluctuations Risk. Fixed income securities may be subject to volatility due to changes in interest rates. Duration is a measure of interest rate risk that indicates how price-sensitive a bond is to changes in

Portfolio Summary: SA Multi-Managed Moderate Growth Portfolio
interest rates. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. Interest rates have been historically low, so the Portfolio faces a heightened risk that interest rates may rise. For example, a bond with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%. Potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.
Credit Risk. Credit risk applies to most fixed income securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Portfolio could lose money if the issuer of a fixed income security is unable or perceived to be unable to pay interest or to repay principal when it becomes due.
Foreign Investment Risk. The Portfolio’s investments in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability and other conditions or events (including, for example, military confrontations, war, terrorism, disease/virus, outbreaks and epidemics). Lack of information may also affect the value of these securities.
ESG Investment Risk. The Portfolio’s application of ESG related analyses when selecting investments may impact the Portfolio’s performance, including relative to similar funds that do not apply such analyses. Additionally, the Portfolio’s application of ESG related analyses in connection with identifying and selecting investments may require subjective analysis and may be more difficult if data about a particular company or market is limited, such as with respect to issuers in emerging markets countries. The Portfolio may invest in companies that do not reflect the beliefs and values of any particular investor. Socially responsible norms differ by country and region, and a company’s ESG practices or the subadviser’s assessment of such may change over time.
Currency Volatility Risk. The value of the Portfolio’s foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio’s non-U.S. dollar-denominated securities.
Mortgage- and Asset-Backed Securities Risk. The characteristics of mortgage-backed and asset-backed securities differ from traditional fixed income securities. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Portfolio may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed and asset-backed securities. Mortgage-backed and asset-backed securities are also subject to credit risk.
Small- and Mid-Cap Companies Risk. Securities of small- and mid-cap companies are usually more volatile and entail greater risks than securities of large-cap companies.
Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.
Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.
Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling and other conditions or events (including, for example, military confrontations, war, terrorism, disease/virus, outbreaks and epidemics). In addition, the adviser’s or a subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.

Portfolio Summary: SA Multi-Managed Moderate Growth Portfolio
The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Portfolio’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Portfolio invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Real Estate Industry Risk. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, changes in the appeal of properties to tenants and increases in interest rates. If the Portfolio has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company.
When-Issued and Delayed Delivery Transactions Risk. When-issued and delayed delivery securities involve the risk that the security the Portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Portfolio may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Performance Information

The following bar chart illustrates the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and the table compares the Portfolio’s average annual returns to those of the S&P 500® Index, the Russell 1000® Growth Index and a blended index and each of its components. The blended index consists of 37.9% Russell 1000® Index, 42.3% Bloomberg U.S. Aggregate Bond Index, 18.0% Russell 2000® Index and 1.8% FTSE Treasury Bill 3-Month Index (the “Blended Index”). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Effective May 1, 2019, Morgan Stanley Investment Management Inc. (“MSIM”) assumed management of the Growth Component of the Portfolio.
(Class 1 Shares)

Portfolio Summary: SA Multi-Managed Moderate Growth Portfolio
During the period shown in the bar chart:
Highest Quarterly Return:	June 30, 2020	26.14%
Lowest Quarterly Return:	December 31, 2018	-9.81%
Year to Date Most Recent Quarter:	June 30, 2022	-31.97%
Average Annual Total Returns (For the periods ended December 31, 2021)
	1 Year	5 Years	10 Years
Class 1 Shares	1.66%	12.80%	10.82%
Class 2 Shares	1.49%	12.61%	10.65%
Class 3 Shares	1.40%	12.51%	10.55%
Blended Index	11.59%	10.95%	10.06%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-1.54%	3.57%	2.90%
FTSE Treasury Bill 3 Month Index (reflects no deduction for fees, expenses or taxes)	0.05%	1.11%	0.60%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	26.45%	18.43%	16.54%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	27.60%	25.32%	19.79%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	14.82%	12.02%	13.23%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	28.71%	18.47%	16.55%
Investment Adviser

The Portfolio’s investment adviser is SunAmerica. The Portfolio is subadvised by J.P. Morgan Investment Management, Inc. (“JPMorgan”), MSIM and Wellington Management Company LLP (“Wellington Management”). The portfolio managers are noted below.
Portfolio Managers
Name and Title	Portfolio Manager of the Portfolio Since
Small-Cap Growth Component – JPMorgan
Phillip D. Hart, CFA Managing Director and Portfolio Manager	2013
Wonseok Choi, PhD Managing Director and Portfolio Manager	2019
Jonathan L. Tse, CFA Executive Director and Portfolio Manager	2019
Akash Gupta, CFA Executive Director and Portfolio Manager	2019
Fixed Income Component – Wellington Management
Campe Goodman, CFA Senior Managing Director and Fixed Income Portfolio Manager	2004
Joseph F. Marvan, CFA Senior Managing Director and Fixed Income Portfolio Manager	2010
Robert D. Burn, CFA Managing Director and Fixed Income Portfolio Manager	2016
Growth Component – MSIM
Dennis P. Lynch Managing Director	2019
Sam G. Chainani, CFA Managing Director	2019
Jason C. Yeung, CFA Managing Director	2019
Armistead B. Nash Managing Director	2019
David S. Cohen Managing Director	2019
Alexander T. Norton Executive Director	2019
Additional Information

For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the “Important Additional Information” section on page 82.

Portfolio Summary: SA Multi-Managed Small Cap Portfolio
Investment Goal

The Portfolio’s investment goal is long-term growth of capital.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table and the example below do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2	Class 3
Management Fees	0.85%	0.85%	0.85%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.09%	0.09%	0.09%
Total Annual Portfolio Operating Expenses	0.94%	1.09%	1.19%
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses  remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$96	$300	$520	$1,155
Class 2 Shares	111	347	601	1,329
Class 3 Shares	121	378	654	1,443
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.
During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 50% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio

The Portfolio attempts to achieve its investment goal by investing, under normal circumstances, at least 80% of net assets in equity securities of small-cap companies. Small-cap companies will generally include companies whose market capitalizations are equal to or less than the market capitalization of the largest company in the Russell 2000® Index during the most recent 12-month period. As of May 31, 2022, the market capitalization range of the companies in the Russell 2000® Index was between approximately $19.36 million and $14.6 billion.
The Portfolio is actively managed by two subadvisers. To balance the risks of the Portfolio, a portion of the Portfolio is passively managed by SunAmerica Asset Management, LLC (“SunAmerica”) which invests in all or substantially all of the stocks included in the S&P Small Cap 600® Index (the “Index”), a strategy known as “replication.” SunAmerica may, however, utilize an “optimization” strategy in circumstances in which replication is difficult or impossible, such as if the Portfolio has low asset levels and cannot replicate, to reduce trading costs or to gain exposure to securities that the Portfolio cannot access directly. The goal of optimization is to select stocks which ensure that characteristics such as industry weightings, average market capitalizations and fundamental characteristics (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Index. Stocks not in the Index may be held before or after changes in the composition of the Index or if they have characteristics similar to stocks in the Index.
As part of the investment strategy utilized by Schroder Investment Management North America Inc. (“SIMNA”) with respect to the portion of the Portfolio it manages, SIMNA evaluates certain factors as part of the investment process, including environmental, social and governance (“ESG”) characteristics. ESG characteristics are not the only factors considered and as a result, the companies (or issuers) in which the Portfolio invests may not be companies (or issuers) with favorable ESG characteristics or high ESG ratings.
Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net

Portfolio Summary: SA Multi-Managed Small Cap Portfolio
return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary of the principal risks of investing in the Portfolio.
ESG Investment Risk. The Portfolio’s application of ESG related analyses when selecting investments may impact the Portfolio’s performance, including relative to similar funds that do not apply such analyses. Additionally, the Portfolio’s application of ESG related analyses in connection with identifying and selecting investments may require subjective analysis and may be more difficult if data about a particular company or market is limited, such as with respect to issuers in emerging markets countries. The Portfolio may invest in companies that do not reflect the beliefs and values of any particular investor. Socially responsible norms differ by country and region, and a company’s ESG practices or the subadviser’s assessment of such may change over time.
Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.
Small-Cap Companies Risk. Securities of small-cap companies are usually more volatile and entail greater risks than securities of large companies.
Foreign Investment Risk. The Portfolio’s investments in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability and other conditions or events (including, for example, military confrontations, war, terrorism, disease/virus, outbreaks and epidemics). Lack of information may also affect the value of these securities.
Failure to Match Index Performance Risk. The ability of the Portfolio to match the performance of the Index may be affected by, among other things, changes in securities markets, the manner in which performance of the Index is calculated, changes in the composition of the Index, the amount and timing of cash flows into and out of the Portfolio, commissions, portfolio expenses, and any differences in the pricing of securities by the Portfolio and the Index. When the Portfolio employs an “optimization” strategy, the Portfolio is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the Portfolio may perform differently than the underlying index.
Index Risk. The passively-managed index portion of the Portfolio generally will not sell securities in its portfolio and buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, you may suffer losses that you would not experience with an actively-managed mutual fund.
Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.
Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.
Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling and other conditions or events (including, for example, military confrontations, war, terrorism, disease/virus, outbreaks and epidemics). In addition, the adviser’s or a subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.
The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Portfolio’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may

Portfolio Summary: SA Multi-Managed Small Cap Portfolio
take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Portfolio invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Performance Information

The following bar chart illustrates the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and the table compares the Portfolio’s average annual returns to those of the Russell 2000® Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Effective November 7, 2019, SIMNA assumed management of a portion of the Portfolio.
(Class 1 Shares)

During the period shown in the bar chart:
Highest Quarterly Return:	December 31, 2020	28.72%
Lowest Quarterly Return:	March 31, 2020	-32.13%
Year to Date Most Recent Quarter:	June 30, 2022	-20.17%
Average Annual Total Returns (For the periods ended December 31, 2021)
	1 Year	5 Years	10 Years
Class 1 Shares	23.55%	11.02%	11.79%
Class 2 Shares	23.37%	10.86%	11.63%
Class 3 Shares	23.29%	10.76%	11.52%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	14.82%	12.02%	13.23%
Investment Adviser

The Portfolio’s investment adviser is SunAmerica. The Portfolio is subadvised by SIMNA and J.P. Morgan Investment Management, Inc. (“JPMorgan”). SunAmerica passively manages a portion of the Portfolio. The portfolio managers are noted below.

Portfolio Summary: SA Multi-Managed Small Cap Portfolio
Portfolio Managers
Name and Title	Portfolio Manager of the Portfolio Since
SunAmerica
Timothy Campion Senior Vice President and Lead Portfolio Manager	2012
Elizabeth Mauro Co-Portfolio Manager	2019
JPMorgan
Phillip D. Hart, CFA Managing Director and Portfolio Manager	2013
Wonseok Choi, PhD Managing Director and Portfolio Manager	2019
Jonathan L. Tse, CFA Executive Director and Portfolio Manager	2019
Akash Gupta, CFA Executive Director and Portfolio Manager	2019
SIMNA
Robert Kaynor, CFA Head of US Small and Mid Cap Equities and Portfolio Manager	2019
Additional Information

For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the “Important Additional Information” section on page 82.

Portfolio Summary: SA Putnam Asset Allocation Diversified Growth Portfolio
Investment Goal

The Portfolio’s investment goal is capital appreciation.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table and the example below do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2	Class 3
Management Fees	0.85%	0.85%	0.85%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.15%	0.15%	0.15%
Total Annual Portfolio Operating Expenses Before Fee Waivers and/ or Expense Reimbursements	1.00%	1.15%	1.25%
Fee Waivers and/or Expense Reimbursements[1]	0.15%	0.15%	0.15%
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.85%	1.00%	1.10%

Pursuant to an Advisory Fee Waiver Agreement, SunAmerica Asset Management, LLC (”SunAmerica”) contractually agreed to waive a portion of its advisory fee for the Portfolio so that the advisory fee on average daily net assets payable to SunAmerica equals 0.70% on the first $250 million, 0.65% on the next $250 million, and 0.60% above $500 million. This waiver agreement may be modified or discontinued prior to July 31, 2023 only with the approval of the Board of Trustees (the “Board”) of Seasons Series Trust (the “Trust”), including a majority of the trustees of the Board who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses  remain the same and that all fee waivers and/or reimbursements remain in place through the term of the applicable waiver and/or expense reimbursement. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$87	$303	$538	$1,211
Class 2 Shares	102	351	619	1,384
Class 3 Shares	112	382	672	1,498
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.
During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 102% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio

The Portfolio attempts to achieve its investment goal by investing, under normal circumstances, through strategic allocation of approximately 80% (with a range of 65-95%) of its assets in equity securities and approximately 20% (with a range of 5-35%) of its assets in fixed income securities. Using qualitative analysis and quantitative techniques, the subadviser adjusts portfolio allocations from time to time within these ranges to try to optimize the Portfolio’s performance consistent with its goal.
The subadviser invests mainly in a diversified portfolio of equity securities (growth or value stocks or both) of companies of any size. The subadviser may consider, among other things, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. The subadviser also invests, to a lesser extent, in a diversified portfolio of fixed income investments, including both U.S. government obligations and corporate obligations. The subadviser may consider, among other things, credit, interest rate and prepayment risks, as well as general market conditions when deciding whether to buy or sell fixed income investments.

Portfolio Summary: SA Putnam Asset Allocation Diversified Growth Portfolio
The Portfolio may invest in foreign securities (up to 60% of net assets), and short-term investments (up to 20% of net assets).
The Portfolio may invest in derivatives, such as equity index futures, options, foreign currency forwards and total return swaps. The subadviser may invest in such instruments for hedging and non-hedging purposes: for example, the subadviser may use foreign currency forwards to increase or decrease the portfolio’s exposure to a particular currency or group of currencies. Derivatives may also be used as a substitute for a direct investment in the securities of one or more issuers, or they may be used to take “short” positions, the values of which move in the opposite direction from the underlying investment, index or currency.
Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary of the principal risks of investing in the Portfolio.
Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.
Risk of Investing in Bonds. As with any fund that invests significantly in bonds, the value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers.
Credit Risk. Credit risk applies to most fixed income securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Portfolio could lose money if the issuer of a fixed income security is unable or perceived to be unable to pay interest or to repay principal when it becomes due.
Interest Rate Fluctuations Risk. Fixed income securities may be subject to volatility due to changes in interest rates. Duration is a measure of interest rate risk that indicates how price-sensitive a bond is to changes in interest rates. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. Interest rates have been historically low, so the Portfolio faces a heightened risk that interest rates may rise. For example, a bond with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%. Potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.
U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.
Foreign Investment Risk. The Portfolio’s investments in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability and other conditions or events (including, for example, military confrontations, war, terrorism, disease/virus, outbreaks and epidemics). Lack of information may also affect the value of these securities.
Large-Cap Companies Risk. Large-cap companies tend to go in and out of favor based on market and economic conditions. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.
Small- and Mid-Cap Companies Risk. Companies with smaller market capitalization (particularly under $1 billion depending on the market) tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about these companies. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Securities of small- and mid-cap companies are usually more volatile and entail greater risks than securities of large-cap companies.
Growth Stock Risk. Growth stocks may lack the dividend yield associated with value stocks that can cushion total

Portfolio Summary: SA Putnam Asset Allocation Diversified Growth Portfolio
return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often decline more than other stocks.
Value Investing Risk. The Portfolio may focus on selecting value-style stocks. When investing in securities which are believed to be undervalued in the market, there is a risk that the market may not recognize a security’s intrinsic value for a long period of time, or that a stock judged to be undervalued may actually be appropriately priced.
Derivatives Risk. To the extent a derivative contract is used to hedge another position in the portfolio, the Portfolio will be exposed to the risks associated with hedging as described in the Glossary. To the extent a forward, futures contract or swap is used to enhance return, rather than as a hedge, the Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.
Counterparty Risk. Counterparty risk is the risk that a counterparty to a security, loan or derivative held by the Portfolio becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and there may be no recovery or limited recovery in such circumstances.
Hedging Risk. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market or exchange rates. Hedging also involves the risk that changes in the value of the related security will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced. For gross currency hedges, there is an additional risk, to the extent that these transactions create exposure to currencies in which the Portfolio’s securities are not denominated.
Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.
Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling and other conditions or events (including, for example, military confrontations, war, terrorism, disease/virus, outbreaks and epidemics). In addition, the adviser’s or a subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.
The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Portfolio’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Portfolio invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Performance Information

The following bar chart illustrates the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and the table compares the Portfolio’s average annual returns to those of the S&P 500® Index and a blended index and each of its components. The blended index consists of 60% Russell 3000® Index, 15% MSCI EAFE Index (net), 15% Bloomberg U.S. Aggregate Bond Index, 5% JP Morgan Developed Market High Yield Index, and 5% MSCI Emerging Markets Index (net)SM (the “Blended Index”). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts

Portfolio Summary: SA Putnam Asset Allocation Diversified Growth Portfolio
were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
(Class 1 Shares)

During the period shown in the bar chart:
Highest Quarterly Return:	June 30, 2020	16.68%
Lowest Quarterly Return:	March 31, 2020	-18.17%
Year to Date Most Recent Quarter:	June 30, 2022	-19.07%
Average Annual Total Returns (For the periods ended December 31, 2021)
	1 Year	5 Years	10 Years
Class 1 Shares	18.49%	12.20%	11.63%
Class 2 Shares	18.34%	12.04%	11.47%
Class 3 Shares	18.20%	11.92%	11.36%
Blended Index	16.64%	13.67%	12.13%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-1.54%	3.57%	2.90%
JP Morgan Developed Market High Yield Index (reflects no deduction for fees, expenses or taxes)	5.92%	6.12%	6.88%
MSCI EAFE Index (net) (reflects no deduction for fees or expenses)	11.26%	9.55%	8.03%
MSCI Emerging Markets Index (net)SM	-2.54%	9.87%	5.49%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	25.66%	17.97%	16.30%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	28.71%	18.47%	16.55%
Investment Adviser

The Portfolio’s investment adviser is SunAmerica. The Portfolio is subadvised by Putnam Investment Management, LLC and the portfolio managers are noted below.
Portfolio Managers
Name and Title	Portfolio Manager of the Portfolio Since
Robert J. Schoen Co-Chief Investment Officer, Global Asset Allocation and Portfolio Manager	2002
Brett S. Goldstein Co-Chief Investment Officer, Global Asset Allocation and Portfolio Manager	2019
James A. Fetch Head of Portfolio Construction, Global Asset Allocation and Portfolio Manager	2011
Adrian H. Chan Portfolio Manager	2021
Additional Information

For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the “Important Additional Information” section on page 82.

Portfolio Summary: SA T. Rowe Price Growth Stock Portfolio
Investment Goal

The Portfolio’s investment goal is long-term capital appreciation, with a secondary objective of increasing dividend income.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table and the example below do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2	Class 3
Management Fees	0.83%	0.83%	0.83%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.04%	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.87%	1.02%	1.12%
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$89	$278	$482	$1,073
Class 2 Shares	104	325	563	1,248
Class 3 Shares	114	356	617	1,363
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.
During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 30% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio

The Portfolio attempts to achieve its investment goal by investing, under normal circumstances, at least 80% of net assets in common stocks of growth companies.
The Portfolio may at times invest significantly in certain sectors, such as the information technology, consumer discretionary, and communication services sectors. The Portfolio generally seeks investments in stocks of large-capitalization companies with one or more of the following characteristics: strong cash flow and an above-average rate of earnings growth; the ability to sustain earnings momentum during economic downturns; and occupation of a lucrative niche in the economy and the ability to expand even during times of slow economic growth. As growth investors, Portfolio management believes that when a company increases its earnings faster than both inflation and the overall growth rate of the economy, the market will eventually reward it with a higher stock price.
In pursuing its investment objective, the Portfolio has the discretion to deviate from its normal investment criteria, as previously described, and purchase securities that the Portfolio’s management believes will provide an opportunity for substantial appreciation. These situations might arise when the Portfolio’s management believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.
The Portfolio may also invest in short-term investments (up to 20%) and foreign securities (up to 30%).
The Portfolio is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified portfolio.
Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance

Portfolio Summary: SA T. Rowe Price Growth Stock Portfolio
Corporation. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary of the principal risks of investing in the Portfolio.
Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.
Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.
Growth Stock Risk. The Portfolio invests substantially in growth style stocks. Growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often decline more than other stocks.
Foreign Investment Risk. The Portfolio’s investments in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability and other conditions or events (including, for example, military confrontations, war, terrorism, disease/virus, outbreaks and epidemics). Lack of information may also affect the value of these securities.
Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling and other conditions or events (including, for example, military confrontations, war, terrorism, disease/virus, outbreaks and epidemics). In addition, the adviser’s or a subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.
The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Portfolio’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Portfolio invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.
Technology Sector Risk. There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the prices of securities in this sector have tended to be volatile. If the Portfolio invests primarily in technology-related issuers, it bears an additional risk that economic events may affect a substantial portion of the Portfolio’s investments. In addition, at times equity securities of technology-related issuers may underperform relative to other sectors. The technology sector includes companies from various industries, including computer hardware, software, semiconductors, telecommunications, electronics, aerospace and defense, health care equipment and biotechnology, among others.
Sector Risk. To the extent the Portfolio invests a significant portion of its assets in one or only a few sectors at a time, the Portfolio will face a greater risk of loss due to factors affecting that single or those few sectors than if the Portfolio always maintained wide diversity among the sectors in which it invests.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Non-Diversification Risk. The Portfolio is organized as a “non-diversified” fund. A non-diversified fund may invest a larger portion of assets in the securities of a single company than a diversified fund. By concentrating in a smaller number of issuers, the Portfolio’s risk is increased

Portfolio Summary: SA T. Rowe Price Growth Stock Portfolio
because the effect of each security on the Portfolio’s performance is greater.
Performance Information

The following bar chart illustrates the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and the table compares the Portfolio’s average annual returns to those of the Russell 1000® Growth Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
(Class 1 Shares)

During the period shown in the bar chart:
Highest Quarterly Return:	June 30, 2020	27.50%
Lowest Quarterly Return:	March 31, 2020	-14.90%
Year to Date Most Recent Quarter:	June 30, 2022	-37.50%
Average Annual Total Returns (For the periods ended December 31, 2021)
	1 Year	5 Years	10 Years
Class 1 Shares	19.79%	22.93%	18.78%
Class 2 Shares	19.63%	22.74%	18.60%
Class 3 Shares	19.51%	22.61%	18.47%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	27.60%	25.32%	19.79%
Investment Adviser

The Portfolio’s investment adviser is SunAmerica Asset Management, LLC. The Portfolio is subadvised by T. Rowe Price Associates, Inc. and the portfolio manager is noted below.
Portfolio Manager
Name and Title	Portfolio Manager of the Portfolio Since
Joseph B. Fath, CPA Vice President and Portfolio Manager	2014
Additional Information

For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the “Important Additional Information” section on page 82.

Important Additional Information
Purchases and Sales of Portfolio Shares

Shares of the Portfolios may only be purchased or redeemed through Variable Contracts offered by the separate accounts of participating life insurance companies. Shares of a Portfolio may be purchased and redeemed each day the New York Stock Exchange is open, at the Portfolio’s net asset value determined after receipt of a request in good order.
The Portfolios do not have any initial or subsequent investment minimums. However, your insurance company may impose investment or account minimums. Please consult the prospectus (or other offering document) for your Variable Contract which may contain additional information about purchases and redemptions of Portfolio shares.
Tax Information

The Portfolios will not be subject to U.S. federal income tax so long as they qualify as regulated investment companies and distribute their income and gains each year to their shareholders. However, contractholders may be subject to U.S. federal income tax (and a U.S. federal Medicare tax of 3.8% that applies to net investment income, including taxable annuity payments, if applicable) upon withdrawal from a Variable Contract. Contractholders should consult the prospectus (or other offering document) for the Variable Contract for additional information regarding taxation.
Payments to Broker-Dealers and
Other Financial Intermediaries

The Portfolios are not sold directly to the general public but instead are offered as an underlying investment option for Variable Contracts. A Portfolio and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may create a conflict of interest as they may be a factor that the insurance company considers in including a Portfolio as an underlying investment option in the Variable Contract. The prospectus (or other offering document) for your Variable Contract may contain additional information about these payments.

Additional Information About the Portfolios’
Investment Strategies and Investment Risks

The Portfolios’ principal investment strategies and principal risks are described in their respective Portfolio Summaries. In addition to the principal strategies described there, the Portfolios may from time-to-time invest in other securities and use other investment techniques. We have identified below those securities and techniques and the non-principal risks associated with them. Descriptions of these investments and risks are provided in the “Glossary” section under “Investment Terms” or “Risk Terminology.” In addition to those described herein, there are other securities and investment techniques in which the Portfolios may invest in limited instances, which are not described in this Prospectus. These securities and investment practices are listed in the Statement of Additional Information of Seasons Series Trust (the “Trust”), which you may obtain free of charge (see back cover).
From time to time, the Portfolios may take temporary defensive positions that are inconsistent with their principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. There is no limit on a Portfolio’s investments in money market securities for temporary defensive purposes. If a Portfolio takes such a temporary defensive position, it may not achieve its investment goal.
The principal investment goal and strategies for each of the Portfolios in this Prospectus are non-fundamental and may be changed by the Board of Trustees (the “Board”) without investor approval. Investors will be given written notice in advance of any change to a Portfolio’s 80% policy. “Net assets” will take into account borrowings for investment purposes.
The SA Allocation Balanced Portfolio, SA Allocation Growth Portfolio, SA Allocation Moderate Growth Portfolio and SA Allocation Moderate Portfolio are collectively referred to as the “Managed Allocation Portfolios.”
SunAmerica Asset Management, LLC (“SunAmerica”) allocates new cash from share purchases over redemption requests equally among the subadvisers for all Portfolios, unless SunAmerica determines that a different allocation of assets would be in the best interests of a Portfolio and its shareholders. SunAmerica intends, on a quarterly basis, to review the asset allocation in each Portfolio to determine the extent to which the portion of assets managed by a subadviser differs from that portion managed by any other subadviser of the Portfolio. If SunAmerica determines that the difference is significant, SunAmerica will re-allocate cash flows among the subadvisers in an effort to effect a re-balancing of the Portfolio’s asset allocation. In general, SunAmerica will not rebalance or reallocate the existing assets of a Portfolio among subadvisers. However, SunAmerica reserves the right, subject to the review of the Board, to reallocate assets from one subadviser to another when it would be in the best interests of a Portfolio and its shareholders to do so. In some instances, where a reallocation results in a rebalancing of the Portfolio from a previous allocation, the effect of the reallocation may be to shift assets from a better performing subadviser to a portion of the Portfolio with a relatively lower total return.

Managed Allocation Portfolios. Each of the Managed Allocation Portfolios invests only in a combination of the Underlying Portfolios and will be subject to the risks of the Underlying Portfolios to varying degrees based on its investments in each of the Underlying Portfolios. Additional risks that the Portfolios may be subject to are as follows:
SA Allocation Balanced Portfolio
•
Cybersecurity risk
•
Emerging markets risk
•
Real estate industry risk
•
Risk of investing in money market securities
SA Allocation Growth Portfolio
•
Cybersecurity risk
•
Real estate industry risk
•
Risk of investing in money market securities
SA Allocation Moderate Growth Portfolio
•
Cybersecurity risk
•
Emerging markets risk
•
Real estate industry risk
•
Risk of investing in money market securities
SA Allocation Moderate Portfolio
•
Cybersecurity risk
•
Emerging markets risk
•
Real estate industry risk
•
Risk of investing in money market securities

Additional Information About the Portfolios’
Investment Strategies and Investment Risks
The following chart reflects the percentage in which each Managed Allocation Portfolio was invested in the Underlying Portfolios as of March 31, 2022.
Portfolio	SA Allocation Balanced Portfolio	SA Allocation Growth Portfolio	SA Allocation Moderate Growth Portfolio	SA Allocation Moderate Portfolio
Seasons Series Trust SA American Century Inflation Protection Portfolio	2.3%	0.6%	0.4%	1.0%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	1.0%	2.3%	2.0%	1.3%
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	16.1%	2.8%	8.0%	11.4%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	2.4%	5.5%	4.3%	3.5%
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	2.9%	5.8%	4.7%	4.0%
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	2.7%	5.6%	4.6%	4.1%
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	0.4%	0.6%	0.6%	0.5%
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	0.7%	1.6%	1.0%	0.8%
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	0.7%	1.3%	1.0%	1.0%
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	1.5%	2.4%	2.0%	1.9%
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	2.4%	4.1%	3.5%	3.2%
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	0.5%	0.8%	0.8%	0.7%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	0.2%	0.9%	0.7%	0.4%
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	2.0%	2.8%	3.2%	2.6%
SunAmerica Series Trust SA Fidelity Institutional AM International Growth Portfolio, Class 1	1.4%	2.9%	2.4%	1.9%
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	0.9%	1.5%	1.3%	1.2%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	5.5%	2.8%	3.5%	4.2%
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	5.9%	2.1%	3.1%	4.4%
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	2.8%	4.5%	4.0%	3.5%
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	0.5%	0.9%	0.7%	0.7%
SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	0.7%	1.0%	1.0%	0.8%
SunAmerica Series Trust SA International Index Portfolio, Class 1	0.5%	1.2%	0.8%	0.7%
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	0.6%	1.0%	0.8%	0.7%

Additional Information About the Portfolios’
Investment Strategies and Investment Risks
Portfolio	SA Allocation Balanced Portfolio	SA Allocation Growth Portfolio	SA Allocation Moderate Growth Portfolio	SA Allocation Moderate Portfolio
SunAmerica Series Trust SA Invesco Main Street Large Cap Portfolio, Class 1	2.1%	3.7%	3.2%	2.8%
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	1.4%	2.5%	2.2%	1.9%
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	0.6%	1.5%	1.2%	0.9%
SunAmerica Series Trust SA JPMorgan Equity- Income Portfolio, Class 1	3.1%	5.1%	4.3%	4.1%
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	12.3%	2.7%	6.1%	8.4%
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	1.0%	2.0%	1.6%	1.4%
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	1.2%	2.2%	1.8%	1.7%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	2.6%	5.6%	4.3%	3.6%
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	1.3%	2.1%	2.0%	1.8%
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	1.4%	2.3%	2.0%	1.7%
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	0.6%	1.0%	0.8%	0.8%
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	1.6%	3.7%	2.9%	2.2%
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	0.7%	1.6%	1.2%	1.0%
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	2.1%	1.2%	2.0%	2.2%
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	2.0%	4.1%	3.3%	2.5%
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	0.5%	0.9%	0.7%	0.6%
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	10.9%	2.8%	6.0%	7.0%
The percentage in which each Managed Allocation Portfolio may invest in the Underlying Portfolios will vary over time. The Managed Allocation Portfolios are not required to invest in any particular Underlying Portfolio. SunAmerica may add, eliminate or replace Underlying Portfolios at any time and without notice.

SA American Century Inflation Protection Portfolio (formerly, SA Wellington Real Return Portfolio). The Portfolio’s investment goal is long-term total return using a strategy that seeks to protect against U.S. inflation. The Portfolio invests substantially all of its assets in investment-grade debt securities. To help protect against U.S. inflation, under normal conditions the Portfolio will invest over 50% of its assets in inflation-indexed debt securities. These securities include inflation-indexed U.S. Treasury securities, inflation-indexed securities issued by
U.S. government agencies and instrumentalities other than the U.S. Treasury, and inflation-indexed securities issued by other entities such as U.S. and non-U.S. corporations and foreign governments. Inflation-indexed securities are designed to protect the future purchasing power of the money invested in them. The Portfolio also may invest in debt securities that are not inflation-indexed. Such investments could include other investment-grade debt securities (e.g., corporate bonds and notes), bank loans, commercial paper, and mortgage-backed and

Additional Information About the Portfolios’
Investment Strategies and Investment Risks
asset-backed securities, whether issued by the U.S. government, its agencies or instrumentalities, U.S. and non-U.S. corporations or other non-governmental issuers, or foreign governments.
Securities issued by the U.S. Treasury and certain U.S. government agencies, such as the Government National Mortgage Association, are supported by the full faith and credit of the U.S. government. Securities issued by other U.S. government agencies, such as the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the Federal Home Loan Bank are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, these agencies are authorized to borrow from the U.S. Treasury to meet their obligations. Inflation-indexed securities issued by non-U.S. government entities are backed only by the credit of the issuer.
The Portfolio also may invest in derivative instruments, provided that such instruments are in keeping with the Portfolio’s investment goal. For example, the Portfolio could use swap agreements to manage or reduce the risk of the effects of inflation with respect to the Portfolio’s position in non-inflation-indexed securities. The Portfolio also may enter into foreign currency exchange transactions for hedging purposes or to enhance returns. The Portfolio could purchase securities in a number of different ways to seek higher rates of return. The Portfolio may also use when-issued and forward commitment transactions. The Portfolio may also invest in collateralized debt obligations, including collateralized loan obligations, and other similarly structured investments.
The portfolio managers are not limited to a specific weighted average maturity range. However, the portfolio managers monitor the Portfolio’s weighted average maturity and seek to adjust it as appropriate, taking into account market conditions, the current inflation rate and other relevant factors. For instance, during periods of rising interest rates, the portfolio managers could shorten the portfolio’s maturity in order to reduce the effect of bond price declines on the Portfolio’s value. When interest rates are falling and bond prices are rising, they could lengthen the portfolio’s maturity.
An additional risk that the Portfolio may be subject to is as follows:
•
Cybersecurity risk
SA Columbia Focused Value Portfolio. The Portfolio may also invest in foreign securities, including emerging market issuers, junk bonds (up to 20%), forward foreign currency exchange contracts, exchange-traded funds (“ETFs”), real estate investment trusts (“REITs”), depositary receipts, passive foreign investment companies (“PFICs”), investment companies, convertible securities, warrants, rights, preferred securities, short-term investments (up to 25%), options and futures, special situations, currency transactions, hybrid instruments (up to 10%) and fixed income securities. Additional risks that the Portfolio may be subject to are as follows:
•
Convertible securities risk
•
Credit risk
•
Currency volatility risk
•
Cybersecurity risk
•
Depositary receipts risk
•
Derivatives risk
•
Emerging markets risk
•
Foreign investment risk
•
Growth stock risk
•
Investment company risk
•
Real estate industry risk
•
Risk of investing in bonds
•
Risk of investing in junk bonds
•
Risk of investing in money market securities
SA Multi-Managed Diversified Fixed Income Portfolio. The Portfolio may also invest in currency transactions, currency baskets, depositary receipts, emerging market securities, ETFs, PFICs, floating rate obligations (which include collateralized loan obligations (“CLOs”)), options and futures, hybrid instruments (up to 10%), interest rate swaps, mortgage swaps, caps, floors and collars and special situations. The Portfolio may also invest in credit default swaps, including credit default swaps on indices (up to 10%), which may be used to hedge credit exposure. Additional risks that the Portfolio may be subject to are as follows:
•
Counterparty risk
•
Credit default swap risk
•
Credit risk transfer securities risk
•
Currency volatility risk
•
Cybersecurity risk
•
Depositary receipts risk
•
Derivative risk
•
Emerging markets risk
•
ETF risk
•
Futures risk
•
Hedging risk
•
Illiquidity risk
•
Investment company risk
•
Risk of investing in money market securities

Additional Information About the Portfolios’
Investment Strategies and Investment Risks
SA Multi-Managed International Equity Portfolio. In selecting securities for the portion of the Portfolio it manages, SIMNA integrates ESG factors into its investment process. SIMNA evaluates the impact and risk around issues such as climate change, environmental performance, labor standards and corporate governance, which it views as important in its assessment of an issuer’s risk and potential for profitability. The Portfolio may also invest in investment grade fixed income securities, U.S. Government securities, asset-backed and mortgage-backed securities, REITs, currency baskets, custodial receipts and trust certificates, options and futures, options on foreign currencies, options on securities and securities indices, hybrid instruments (up to 10%), interest rate caps, floors and collars, special situations, convertible securities, open-end and closed-end investment companies, ETFs, and unseasoned issuers. The Portfolio may also invest in junk bonds (up to 20%), short-term investments (up to 20%), depositary receipts and PFICs, participatory notes (p-notes), and illiquid investments (up to 15%). Additional risks that the Portfolio may be subject to are as follows:
•
Convertible securities risk
•
Credit risk
•
Cybersecurity risk
•
Depositary receipts risk
•
Derivatives risk
•
Illiquidity risk
•
Interest rate fluctuations risk
•
Investment company risk
•
Investment style risk
•
Mortgage- and asset-backed securities risk
•
Participatory notes risk
•
Real estate industry risk
•
Risk of investing in bonds
•
Risk of investing in junk bonds
•
Risk of investing in money market securities
•
Unseasoned companies risk
•
U.S. Government obligations risk
SA Multi-Managed Large Cap Growth Portfolio. The Portfolio may also invest in small-cap stocks, investment grade fixed income securities, U.S. Government securities, asset-backed and mortgage-backed securities, REITs, foreign securities, emerging markets, currency transactions, currency baskets, custodial receipts and trust certificates, depositary receipts, derivatives, options and futures, options on foreign currency, options on securities and securities indices, hybrid instruments (up to 10%), swaps, interest rate caps, floors and collars, unseasoned companies, special situations, ETFs and illiquid investments (up to 15% of net assets). Additional risks that the Portfolio may be subject to are as follows:
•
Convertible securities risk
•
Counterparty risk
•
Credit risk
•
Cybersecurity risk
•
Depositary receipts risk
•
Derivatives risk
•
ETF risk
•
Focused portfolio risk
•
Futures risk
•
Hedging risk
•
Illiquidity risk
•
Interest rate fluctuations risk
•
Investment company risk
•
Mortgage- and asset-backed securities risk
•
Real estate industry risk
•
Risk of investing in bonds
•
Risk of investing in junk bonds
•
Risk of investing in money market securities
•
Sector risk
•
Small-cap companies risk
•
Unseasoned companies risk
•
U.S. Government obligations risk
SA Multi-Managed Large Cap Value Portfolio. The Portfolio may also invest in small-cap stocks, junk bonds (up to 10%), REITs, currency transactions, currency baskets, depositary receipts, emerging markets, options and futures, hybrid instruments (up to 10%), interest rate swaps, mortgage swaps, caps, floors and collars, convertible securities and warrants, open-end and closed-end investment companies, ETFs, PFICs, illiquid investments (up to 15% of net assets), investment grade fixed income securities, U.S. Government securities, asset-backed and mortgage-backed securities and special situations. Additional risks that the Portfolio may be subject to are as follows:
•
Convertible securities risk
•
Currency volatility risk
•
Cybersecurity risk
•
Depositary receipts risk
•
Derivatives risk
•
Emerging markets risk
•
ETF risk
•
Futures risk
•
Hedging risk

Additional Information About the Portfolios’
Investment Strategies and Investment Risks
•
Illiquidity risk
•
Investment company risk
•
Mortgage- and asset-backed securities risk
•
Real estate industry risk
•
Risk of investing in bonds
•
Risk of investing in junk bonds
•
Risk of investing in money market securities
•
Small-cap companies risk
•
U.S. Government obligations risk
SA Multi-Managed Mid Cap Growth Portfolio. The Portfolio may also invest in investment grade fixed income securities, companies in the technology sector, U.S. Government securities, asset-backed and mortgage-backed securities, REITs, currency transactions, currency baskets, depositary receipts, emerging markets, illiquid investments, including private placements (up to 15% of net assets), options and futures, hybrid instruments (up to 10%), interest rate swaps, mortgage swaps, caps, floors and collars, convertible securities and warrants, open-end and closed-end investment companies, ETFs, PFICs and special situations. Additional risks that the Portfolio may be subject to are as follows:
•
Convertible securities risk
•
Currency volatility risk
•
Cybersecurity risk
•
Depositary receipts risk
•
Derivatives risk
•
Emerging markets risk
•
ETF risk
•
Futures risk
•
Hedging risk
•
Illiquidity risk
•
Interest rate fluctuations risk
•
Investment company risk
•
Mortgage- and asset-backed securities risk
•
Privately placed securities risk
•
Real estate industry risk
•
Risk of investing in bonds
•
Risk of investing in money market securities
•
Technology sector risk
•
U.S. Government obligations risk
SA Multi-Managed Mid Cap Value Portfolio. The Portfolio may also invest in investment grade fixed income securities, U.S. Government securities, junk bonds (up to 20%), asset-backed and mortgage-backed securities, currency transactions, currency baskets, custodial receipts and trust certificates, depositary receipts, emerging market issuers, options and futures, options on foreign currencies, options on securities and securities indices, hybrid instruments (up to 10%), interest rate caps, floors and collars, ETFs, convertible securities, initial public offering (“IPO”) investing and illiquid investments (up to 15% of net assets). Additional risks that the Portfolio may be subject to are as follows:
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Convertible securities risk
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Credit risk
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Currency volatility risk
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Cybersecurity risk
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Depositary receipts risk
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Derivatives risk
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Emerging markets risk
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ETF risk
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Futures risk
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Hedging risk
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Illiquidity risk
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Interest rate fluctuations risk
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Investment company risk
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Initial public offering investing risk
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Mortgage- and asset-backed securities risk
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Risk of investing in bonds
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Risk of investing in junk bonds
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Risk of investing in money market securities
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U.S. Government obligations risk
SA Multi-Managed Growth Portfolio, SA Multi-Managed Income Portfolio, SA Multi-Managed Income/Equity Portfolio and SA Multi-Managed Moderate Growth Portfolio. The Multi-Managed Portfolios’ assets are invested in the Fixed Income, Growth and/or Small-Cap Growth Components in varying degrees as set forth in each Portfolio’s investment strategy section in the “Portfolio Summaries.”
The Fixed Income Component may invest in currency transactions, currency baskets, PFICs, options and futures, special situations, forward foreign currency exchange contracts, U.S. Treasury inflation protected securities, roll transactions, total return swaps (up to 10%), short sales, floating rate obligations (which include CLOs), forward commitments, when-issued and delayed delivery securities and junk bonds (up to 20% of the component’s assets).
The Growth Component may invest in foreign securities, depositary receipts, currency transactions, currency baskets, emerging markets, REITs, depositary receipts, derivatives, options and futures, options on foreign currency, options on securities and securities indices,

Additional Information About the Portfolios’
Investment Strategies and Investment Risks
hybrid investments (up to 10%), swaps, interest rate caps, floors and collars, ETFs and illiquid investments (up to 15% of net assets) and special situations.
The Small-Cap Growth Component may invest in short-term investments (up to 25%), options, investment grade fixed income securities, U.S. Government securities, asset-backed and mortgage-backed securities, foreign securities, depositary receipts, PFICs, options and futures and special situations.
The Portfolios may also invest in credit default swaps, including credit default swaps on indices (up to 10%), which may be used to hedge credit exposure. Additional risks that the Portfolios may be subject to are as follows:
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Convertible securities risk
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Counterparty risk
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Credit default swap risk
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Credit risk transfer securities risk
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Cybersecurity risk
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Depositary receipts risk
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Derivatives risk
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Emerging markets risk
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Focused portfolio risk
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Hedging risk
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Illiquidity risk
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Investment company risk
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Real estate industry risk
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Risk of investing in junk bonds
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Risk of investing in money market securities
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Roll transactions risk
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Sector risk
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Short sales risk
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U.S. Government obligations risk
SA Multi-Managed Small Cap Portfolio. In selecting securities for the portion of the Portfolio it manages, SIMNA integrates ESG factors into its investment process. SIMNA evaluates the impact and risk around issues such as climate change, environmental performance, labor standards and corporate governance, which it views as important in its assessment of an issuer’s risk and potential for profitability. The Portfolio may also invest in equity securities of medium- and large-capitalization companies, growth stocks, depositary receipts, investment grade fixed income securities, U.S. Government securities, junk bonds (up to 20%), asset-backed and mortgage- backed securities, REITs, emerging markets, hybrid instruments (up to 10%), options and futures, interest rate swaps, mortgage swaps, caps, floors and collars, special situations, ETFs, (IPO)
investing and unseasoned companies. The Portfolio may also invest in short-term investments (up to 20%), foreign securities (up to 30%) and PFICs.
Additional risks that the Portfolio may be subject to are as follows:
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Credit risk
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Currency volatility risk
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Cybersecurity risk
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Depositary receipts risk
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Derivatives risk
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Emerging markets risk
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ETF risk
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Futures risk
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Growth stock risk
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Hedging risk
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Interest rate fluctuations risk
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Initial public offering investing risk
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Investment company risk
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Large-cap companies risk
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Mid-cap companies risk
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Mortgage- and asset-backed securities risk
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Real estate industry risk
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Risk of investing in bonds
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Risk of investing in junk bonds
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Risk of investing in money market securities
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Unseasoned companies risk
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U.S. Government obligations risk
SA Putnam Asset Allocation Diversified Growth Portfolio. The Portfolio may also invest in investment grade fixed income securities and lower rated fixed income securities or junk bonds (up to 20% of net assets), asset-backed and mortgage-backed securities, currency transactions, currency baskets, emerging markets, foreign government obligations, PFICs, special situations, hybrid instruments (up to 10%), ETFs and REITs.
Additional risks that the Portfolio may be subject to are as follows:
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Currency volatility risk
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Cybersecurity risk
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Emerging markets risk
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Extension risk
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Foreign sovereign debt risk
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Investment company risk
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Mortgage- and asset-backed securities risk
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Prepayment risk

Additional Information About the Portfolios’
Investment Strategies and Investment Risks
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Real estate industry risk
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Risk of investing in junk bonds
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Risk of investing in money market securities
SA T. Rowe Price Growth Stock Portfolio. The subadviser integrates pecuniary environmental, social, and governance (“ESG”) factors into its investment research process. The subadviser will focus on the ESG factors it considers most likely to have a material impact on the performance of the holdings in the Portfolio’s portfolio. The Portfolio may also invest in mid-cap stocks, investment grade fixed income securities, U.S. Government securities, asset-backed and mortgage-backed securities, depositary receipts, currency transactions, currency baskets, emerging markets, PFICs, illiquid investments (including private placements) up to 15% of net assets, IPO investing, REITs, options and futures, special situations, convertible securities and warrants, open-end and closed-end investment companies, ETFs and hybrid instruments (up to 10%).
Additional risks that the Portfolio may be subject to are as follows:
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Convertible securities risk
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Currency volatility risk
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Cybersecurity risk
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Depositary receipts risk
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Derivatives risk
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Emerging markets risk
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Hedging risk
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Initial public offering investing risk
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Illiquidity risk
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Investment company risk
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Mid-cap companies risk
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Mortgage- and asset-backed securities risk
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Privately placed securities risk
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Real estate industry risk
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Risk of investing in bonds
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Risk of investing in money market securities
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U.S. Government obligations risk

Glossary
Investment Terms

Bottom-up stock selection process is an investment approach utilized by SunAmerica or the subadviser that focuses on the analysis of individual stocks and de-emphasizes the significance of macroeconomic cycles and market cycles. In bottom-up investing, SunAmerica or the subadviser focuses on specific companies and their fundamentals, rather than on the industry in which that company operates or on the greater economy as a whole. This approach assumes individual companies can do well even in an industry that is not performing, at least on a relative basis.
Capital appreciation/growth is an increase in the market value of securities held.
A credit default swap is an agreement between two parties: a buyer of credit protection and a seller of credit protection. The buyer in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. If no default or other designated credit event occurs, the seller of credit protection will have received a fixed rate of income throughout the term of the swap agreement. If a default or designated credit event does occur, the seller of credit protection must pay the buyer of credit protection the full value of the reference obligation. Credit default swaps may be structured based on an index or the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors (for example, a particular number of defaults within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation).
A currency basket consists of specified amounts of currencies of certain foreign countries.
Currency transactions include the purchase and sale of currencies to facilitate the settlement of securities transactions and forward currency contracts, which are used to hedge against changes in currency exchange rates or to enhance returns.
Custodial receipts and trust certificates represent interests in securities held by a custodian or trustee. The securities so held may include U.S. Government securities or other types of securities in which a Portfolio may invest. The custodial receipts or trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. Government or other issuer of the securities held by the custodian or trustee. If for tax purposes, a Portfolio is not considered to be the owner of the underlying securities held in the custodial or trust account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts and trust certificates, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account or trust. A Portfolio may also invest in separately issued interests in custodial receipts and trust certificates.
Defensive investments include high-quality, fixed income securities, repurchase agreements and other money market instruments. A Portfolio may make temporary defensive investments in response to adverse market, economic, political or other conditions or when necessary or advisable to maintain a cash position. When a Portfolio takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, a Portfolio may not achieve its investment goal.
Depositary Receipts, which are generally considered foreign securities, include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) and others. ADRs are securities, typically issued by a U.S. financial institution (a “depositary”), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. GDRs, EDRs and other types of Depositary Receipts are typically issued by foreign depositaries, although they may also be issued by U.S. depositaries, and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation. Depositary Receipts are not necessarily denominated in the same currency as the underlying securities to which they may be connected.
A derivative is a financial instrument, such as a forward, futures contract or swap, whose value is based on the performance of an underlying asset or an external benchmark, such as the price of a specified security or an index.
An “emerging market” country is any country that is included in the MSCI Emerging Markets Index. See definition of “Foreign securities” for additional information.
Equity securities, such as common stocks, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments. Certain securities have common stock characteristics, including certain convertible securities such as convertible bonds,

Glossary
convertible preferred stock, rights and warrants, and may be classified as equity securities. Investments in equity securities and securities with equity characteristics include:
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Convertible securities are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company.
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Rights represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.
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Warrants are rights to buy common stock of a company at a specified price during the life of the warrant.
Equity swaps allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (for example, a group of equity securities or an index) for a component of return on another non-equity or equity investment.
ETFs are a type of investment company bought and sold on a securities exchange. An ETF trades like common stock. While some ETFs are passively-managed and seek to replicate the performance of a particular market index or segment, other ETFs are actively-managed and do not track a particular market index or segment, thereby subjecting investors to active management risk. A Portfolio could purchase an ETF to gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the securities underlying the ETF, although an ETF has management fees which increase its cost. A Portfolio’s ability to invest in ETFs is limited by the Investment Company Act of 1940, as amended (the “1940 Act”).
Fixed income securities. Fixed income securities are broadly classified as securities that provide for periodic payment, typically interest or dividend payments, to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount. The issuer of a senior fixed income security is obligated to make payments on this security ahead of other payments to security holders. Investments in fixed income securities include:
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Agency discount notes are high credit quality, short-term debt instruments issued by federal agencies and government sponsored enterprises. These securities are issued at a discount to their par value.
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Asset-backed securities issued by trusts and special purpose corporations are backed by a pool of assets, such as credit card or automobile loan receivables representing the obligations of a number of different parties.
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Corporate debt instruments (bonds, notes and debentures) are securities representing a debt of a corporation. The issuer is obligated to repay a principal amount of indebtedness at a stated time in the future and in most cases to make periodic payments of interest at a stated rate.
•
Credit risk transfer securities are mortgage securities issued by the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). Unlike traditional mortgage-backed securities, credit risk transfer securities are unsecured and unguaranteed obligations of FNMA and FHLMC, whose payments of interest and repayment of principal are conditional based on the performance of a pool of underlying mortgage loans.
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An investment grade fixed income security is rated in one of the top four rating categories by a debt rating agency (or is considered of comparable quality by SunAmerica or the subadviser). The two best-known debt rating agencies are S&P Global Ratings (“S&P”) and Moody’s Investors Services (“Moody’s”). Investment grade refers to any security rated “BBB-” or above by S&P or Fitch Ratings, or “Baa3” or above by Moody’s, or if unrated, determined to be of comparable quality by SunAmerica or the subadviser.
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A junk bond is a high yield, high risk bond that does not meet the credit quality standards of an investment grade security.
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Mortgage-backed securities directly or indirectly provide funds for mortgage loans made to residential home buyers. These include securities that represent interests in pools of mortgage loans made by lenders such as commercial banks, savings and loan institutions, mortgage bankers and others. They include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities, non-agency residential mortgage-backed securities and other securities that

Glossary
directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans or real property.
•
Municipal securities are debt obligations issued by or on behalf of states, territories and possessions of the U.S. and District of Columbia and their political subdivisions, agencies and instrumentalities. Municipal securities may be affected by uncertainties regarding their tax status, legislative changes or rights of municipal-securities holders.
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Preferred stocks receive dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets.
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U.S. Government securities are issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Some U.S. Government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are generally considered to be of high credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they are expected to be paid in full if held to maturity. Other U.S. Government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.
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Zero-Coupon Bonds, Deferred Interest Bonds and PIK Bonds. Zero coupon and deferred interest bonds are debt obligations issued or purchased at a significant discount from face value. A step-coupon bond is one in which a change in interest rate is fixed contractually in advance. Payable-in-kind bonds are debt obligations that provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations.
Floating Rate Obligations have a coupon rate that changes at least annually and generally more frequently. The coupon rate is set in relation to money market rates. The obligations, issued primarily by banks, other corporations, governments and semi-governmental bodies, may have a maturity in excess of one year. In some cases, the coupon rate may vary with changes in the yield on Treasury bills or notes or with changes in a reference rate. A portfolio manager generally considers floating rate obligations to have liquidity because a number of U.S. and foreign securities dealers make active markets in these securities. Floating rate obligations include Collateralized Loan Obligations (“CLOs”). CLOs include trusts typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CLOs may charge management and other administrative fees.
Foreign securities. Foreign securities are securities of issuers that are economically tied to a non-U.S. country. Except as otherwise described in a Portfolio’s principal investment strategies or as determined by a Portfolio’s subadviser, a Portfolio will deem an issuer to be economically tied to a non-U.S. country by looking at a number of factors, including the domicile of the issuer’s senior management, the primary stock exchange on which the issuer’s security trades, the country from which the issuer produced the largest portion of its revenue, and its reporting currency. Foreign securities include, but are not limited to, securities issued by foreign governments or their agencies and instrumentalities, foreign corporate and government bonds, foreign equity securities, securities issued by foreign investment companies and passive foreign investment companies, and ADRs or other similar securities that represent interests in foreign equity securities, such as EDRs and GDRs. A Portfolio’s investments in foreign securities may also include securities from emerging market issuers.
An emerging market country is generally one with a low or middle income economy that is in the early stages of its industrialization cycle. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade. Emerging market countries may change over time depending on market and economic conditions and the list of emerging market countries may vary by SunAmerica or subadviser.
Forward foreign currency exchange contracts involve bilateral obligations of one party to purchase, and another party to sell, a specific currency at a future date (which may be any fixed number of days from the date the contract is entered into). These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.
Fundamental analysis is a method of evaluating a security or company by attempting to measure its intrinsic value by examining related economic, financial and other

Glossary
qualitative and quantitative factors. The factors that the adviser or subadviser may examine include a company’s financial condition (e.g., balance sheet strength, cash flow and profitability trends), earnings outlook, strategy, management, and overall economic and market conditions.
Futures are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets, instruments or a market or economic index. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc. at a specified future date and price.
A “Growth” philosophy is a strategy of investing in securities believed to offer the potential for capital appreciation. It focuses on securities of companies that are considered to have a historical record of above-average growth rate, significant growth potential, above-average earnings growth or value, the ability to sustain earnings growth, or that offer proven or unusual products or services, or operate in industries experiencing increasing demand.
“High quality” instruments have a very strong capacity to pay interest and repay principal; they reflect the issuers’ high creditworthiness and low risk of default.
Hybrid instruments, such as indexed or structured securities, can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero. In addition, another type of hybrid instrument is a credit linked note, in which a special purpose entity issues an over-the-counter structured note that is intended to replicate a bond or a portfolio of bonds, or with respect to the unsecured credit of an issuer.
Illiquid Investments. A Portfolio may invest up to an aggregate amount of 15% of its net assets in illiquid investments. An illiquid investment is any investment that a Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.
Income is interest payments from bonds or dividends from stocks.
Interest rate swaps, caps, floors and collars. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.
An IPO investment consists of a Portfolio’s purchase of shares issued as part of, or a short period after, companies’ IPOs. A portion of a Portfolio’s return may be attributable to the Portfolio’s investment in IPOs. IPO risk involves the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated in significant amounts over short periods of time.
Market capitalization ranges. Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the total market value of the outstanding common stock (or similar securities) of the company at the time of purchase. The market capitalization of the companies in the Portfolios and the indices described below change over time. A Portfolio or underlying portfolio will not automatically sell or cease to purchase stock of a company that it already owns just because the company’s market capitalization grows or falls outside this range. With respect to all Portfolios, except as noted in a Portfolio’s Summary:
•
Large-Cap companies will include companies whose market capitalizations are equal to or greater than the market capitalization of the smallest company in the Russell 1000® Index during the most recent 12-month period. As of May 31, 2022, the market capitalization range of the companies in the Russell 1000® Index was between approximately $195 million and $2.44 trillion.
•
Mid-Cap companies will include companies whose market capitalizations range from the market capitalization of the smallest company included in the Russell Midcap® Value Index to the market capitalization of the largest company in the Russell Midcap® Value Index during the most recent 12-month period. As of May 31,

Glossary
2022, the market capitalization range of the companies in the Russell Midcap® Value Index was between approximately $195 million and $67.8 billion.
•
Small-Cap companies will include companies whose market capitalizations are equal to or less than the market capitalization of the largest company in the Russell 2000® Index during the most recent 12-month period. As of May 31, 2022, the market capitalization range of the companies in the Russell 2000® Index was between approximately $19.36 million and $14.6 billion.
Mortgage swaps are similar to interest-rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, upon which the value of the interest payments is based, is tied to a reference pool or pools of mortgages.
“Net assets” when referred to under “Principal Investment Strategies” for a Portfolio takes into account borrowings for investment purposes.
Options and futures are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets, instruments or a market or economic index. An option gives its owner the right, but not the obligation, to buy (“call”) or sell (“put”) a specified amount of a security at a specified price within a specified time period. Certain Portfolios may purchase listed options on various indices in which the Portfolios may invest. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc. at a specified future date and price. Certain Portfolios may also purchase and write (sell) option contracts on swaps, commonly referred to as swaptions. A swaption is an option to enter into a swap agreement. Like other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into an underlying swap on agreed-upon terms. The seller of a swaption, in exchange for the premium, becomes obligated (if the option is exercised) to enter into an underlying swap on agreed-upon terms. When a Portfolio purchases an OTC swaption, it increases its credit risk exposure to the counterparty.
Participatory Notes (“P-notes”). P-notes are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. If the P-note were held to maturity, the issuer would pay to, or receive from, the purchaser the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. The holder of a P-note that is linked to a particular underlying security or instrument may be entitled to receive any dividends paid in connection with that underlying security or instrument, but typically does not receive voting rights as it would if it directly owned the underlying security or instrument.
Qualitative analysis uses subjective judgment based on nonquantifiable information, such as, but not limited to, management expertise, industry cycles, strength of research and development, and labor relations. This type of analysis technique is different than quantitative analysis, which focuses on numbers. The two techniques, however, will often be used together.
Quantitative analysis is an analysis of financial information about a company or security to identify securities that have the potential for growth or are otherwise suitable for a fund to buy. Quantitative analysis may look at traditional indicators such as price-to-book value, price-to-earnings ratios, cash flow, dividends, dividend yields, earnings, earning yield, among others.
Registered investment companies are investments by a Portfolio in other investment companies, including ETFs, which are registered in accordance with the federal securities laws.
REITs (real estate investment trusts) are trusts that invest primarily in commercial real estate or real estate related loans. The value of an interest in a REIT may be affected by the value and the cash flows of the properties owned or the quality of the mortgages held by the REIT.
Restricted securities. Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that are subject to contractual restrictions that may make them difficult to sell. Certain restricted securities (such as Rule 144A securities) may have established trading markets.
Roll transactions involve the sale of mortgage or other asset-backed securities with the commitment to purchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date.
Short sales involve the selling of a security which a Portfolio does not own in anticipation of a decline in the market value of the security. In such transactions, a Portfolio borrows the security for delivery to the buyer and must eventually replace the borrowed security for return to the lender. A Portfolio bears the risk that price at the time of replacement may be greater than the price at which the security was sold. A short sale is “against the box” to the

Glossary
extent that a Portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short.
Short-term investments include money market securities such as short-term U.S. Government obligations, repurchase agreements, commercial paper, bankers’ acceptances and certificates of deposit. These securities may provide a Portfolio with sufficient liquidity to meet redemptions and cover expenses.
A special situation arises when, in the opinion of the adviser or subadviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to the issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate events, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.
Total return is a measure of performance which combines all elements of return including income and capital gain or loss; it represents the change in a value of an investment over a given period expressed as a percentage of the initial investment.
Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component.
Unseasoned companies are companies that have operated (together with their predecessors) less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with established operating records.
U.S. Treasury inflation protected securities are issued by the United States Department of the Treasury with a nominal return linked to the inflation rate in prices. The index used to measure inflation is the non-seasonally adjusted U.S. City Average All Items Consumer Price Index for All Urban Consumers. The value of the principal is adjusted for inflation, and pays interest every six months. The interest payment is equal to a fixed percentage of the inflation-adjusted value of the principal. The final payment of principal of the security will not be less than the original par amount of the security at issuance.
A “Value” philosophy is a strategy of investing in securities that are believed to be undervalued in the market. It often reflects a contrarian approach in that the potential for superior relative performance is believed to be highest when fundamentally solid companies are out of favor. The selection criteria is generally calculated to identify stocks of companies with solid financial strength that have low price-earnings ratios and have generally been overlooked by the market, or companies undervalued within an industry or market capitalization category.
When-issued securities, delayed delivery and forward commitment transactions. A Portfolio may purchase or sell when-issued securities that have been authorized but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. A Portfolio may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date.
Yield is the annual dollar income received on an investment expressed as a percentage of the current or average price.

Glossary
Risk Terminology

Active Trading Risk. A Portfolio may engage in frequent trading of securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne by the Portfolio and could affect your performance.
Affiliated Fund Risk. SunAmerica chooses the Underlying Portfolios in which the Managed Allocation Portfolios invest. As a result, SunAmerica may be subject to potential conflicts of interest in selecting the Underlying Portfolios because the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios and because SunAmerica is also responsible for managing portions of certain Underlying Portfolios. However, SunAmerica has a fiduciary duty to act in the Portfolios’ best interests when selecting the Underlying Portfolios.
Affiliated Fund Rebalancing Risk. Certain Portfolios may be investment options for other mutual funds for which SunAmerica serves as investment adviser that are managed as “funds of funds.” From time to time, such Portfolios may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, such Portfolios could be required to sell securities or to invest cash at a time when it is not advantageous to do so.
Asset Allocation Risk. With respect to the Managed Allocation Portfolios, each Portfolio’s risks will directly correspond to the risks of the Underlying Portfolios in which it invests. A Portfolio is subject to the risk that the selection of the Underlying Portfolios and the allocation and reallocation of the Portfolio’s assets among the various asset classes and market sectors may not produce the desired result.
Bank Loan Risk. Bank loans are subject to the credit risk of nonpayment of principal or interest. Economic downturns or increases in interest rates may cause an increase in defaults, interest rate risk and illiquidity risk. Bank loans may or may not be collateralized at the time of acquisition, and any collateral may lack liquidity or lose all or substantially all of its value subsequent to investment. In the event of bankruptcy of a borrower, a Portfolio could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing a loan.
A Portfolio may invest in certain commercial bank loans, including loans generally known as “syndicated bank loans,” by acquiring participations or assignments in such loans. The lack of a liquid secondary market for such securities may have an adverse impact on the value of the securities and a Portfolio’s ability to dispose of particular assignments or participations when necessary to meet redemptions of shares or to meet the Portfolio’s liquidity needs. When purchasing a participation, a Portfolio may be subject to the credit risks of both the borrower and the lender that is selling the participation. When purchasing a loan assignment, a Portfolio acquires direct rights against the borrowers, but only to the extent of those held by the assigning lender. Investment in loans through a direct assignment from the financial institutions interests with respect to a loan may involve additional risks. Junior loans, which have a lower place in the borrower’s capital structure than senior loans and may be unsecured, involve a higher degree of overall risk than senior loans of the same borrower. Second lien loans are secured by the assets of the issuer. In a typical structure, the claim on collateral and right of payment of second lien loans are junior to those of first-lien loans. Subordinated bridge loans are loans that are intended to provide short-term financing to provide a “bridge” to an asset sale, bond offering, stock offering, or divestiture. Generally, bridge loans are provided by arrangers as part of an overall financing package. Typically, the issuer will agree to increasing interest rates if the loan is not repaid as expected. A subordinated bridge loan is junior to a senior bridge loan in right of payment.
Transactions in bank loans may settle on a delayed basis, resulting in the proceeds from the sale of a loan not being available to make additional investments or to meet a Portfolio’s redemption obligations. To the extent the extended settlement process gives rise to short-term liquidity needs, a Portfolio may hold additional cash, sell investments or temporarily borrow from banks or other lenders.
Convertible Securities Risk. Convertible securities, like fixed income securities, tend to increase in value when interest rates decline and decrease in value when interest rates rise. The market value of a convertible security also tends to increase as the market value of the underlying stock rises and decrease as the market value of the underlying stock declines. This correlation increases as the stock price moves closer to the convertible price.
Counterparty Risk. Counterparty risk is the risk that a counterparty to a security, loan or derivative held by a Portfolio becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and there may be no recovery or limited recovery in such circumstances.

Glossary
Country, Sector or Industry Focus Risk. To the extent a Portfolio invests a significant portion of its assets in one or only a few countries, sectors or industries at a time, the Portfolio will face a greater risk of loss due to factors affecting that single or those few countries, sectors or industries than if the Portfolio always maintained wide diversity among the countries, sectors and industries in which it invests.
Credit Default Swap Risk. A credit default swap is an agreement between two parties: a buyer of credit protection and a seller of credit protection. The buyer in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. If no default or other designated credit event occurs, the seller of credit protection will have received a fixed rate of income throughout the term of the swap agreement. If a default or designated credit event does occur, the seller of credit protection must pay the buyer of credit protection the full value of the reference obligation. Credit default swaps increase counterparty risk when a Portfolio is the buyer. Commodity Futures Trading Commission (“CFTC”)  rules require that certain credit default swaps be executed through a centralized exchange or regulated facility and be cleared through a regulated clearinghouse. As a general matter, these rates have increased costs in connection with trading these instruments.
Credit Risk. The risk that an issuer will default on interest or principal payments. Credit risk applies to most fixed income securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. A Portfolio could lose money if the issuer of a fixed income security is unable or perceived to be unable to pay interest or to repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions.
An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. Issuers with low credit ratings typically issue junk bonds. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.
Credit Risk Transfer Securities Risk. Certain Portfolios may invest in credit risk transfer securities issued by FNMA (i.e., Connecticut Avenue Securities) and FHLMC (i.e., Structured Agency Credit Risk debt notes). These securities are unsecured and unguaranteed obligations of FNMA and FHLMC, whose payments of interest and repayment of principal are conditional based on the performance of a pool of underlying mortgage loans. While their cash flows mimic those of other securitized assets, credit risk transfer securities are not directly linked to or backed by the underlying mortgage loans. As a result, all or part of the mortgage default or credit risk associated with these securities is transferred to investors like the Portfolios. Therefore, the Portfolios could lose all or part of their investments in credit risk default securities in the event of default by the underlying mortgages.
Currency Volatility Risk. The value of a Portfolio’s foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of a Portfolio’s non-U.S. dollar-denominated securities.
Cybersecurity Risk. Intentional cybersecurity breaches include: unauthorized access to systems, networks, or devices (such as through “hacking” activity); infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. In addition, unintentional incidents can occur, such as the inadvertent release of confidential information (possibly resulting in the violation of applicable privacy laws).
A cybersecurity breach could result in the loss or theft of customer data or funds, the inability to access electronic systems (“denial of services”), loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs. Such incidents could cause a Portfolio, SunAmerica, a subadviser, or other service providers to incur regulatory penalties, reputational damage, additional compliance costs, or financial loss. In addition, such incidents could affect issuers in which a Portfolio invests, and thereby cause the Porfolio’s investments to lose value.
Depositary Receipts Risk. Depositary receipts, such as ADRs and other depositary receipts, including GDRs, EDRs, are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United States. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore are subject to illiquidity risk.

Glossary
Derivatives Risk. A derivative is any financial instrument whose value is based on, and determined by, another security, index or benchmark (e.g., stock options, futures, caps, floors, etc.). Futures and options are traded on different exchanges. Forward contracts, swaps, and many different types of options are regularly traded outside of exchanges by financial institutions in what are termed “over the counter” markets. Other more specialized derivative instruments, such as structured notes, may be part of a public offering. To the extent a derivative is used to hedge another position in a Portfolio, the Portfolio will be exposed to the risks associated with hedging described below. To the extent an option, futures contract, swap or other derivative is used to enhance return, rather than as a hedge, a Portfolio will be directly exposed to the risks of the contract. Unfavorable changes in the value of the underlying security, index, rate or benchmark may cause sudden losses. Gains or losses from a Portfolio’s use of derivatives may be substantially greater than the amount of the Portfolio’s investment. Derivatives are also associated with various other risks, including market risk, leverage risk, hedging risk, counterparty risk, illiquidity risk and interest rate fluctuations risk. The primary risks associated with a Portfolio’s use of derivatives are market risk and counterparty risk.
A Portfolio is subject to legal requirements, applicable to all mutual funds, that are designed to reduce the effects of any leverage created by the use of derivative instruments. Under these requirements, a Portfolio must set aside liquid assets (referred to sometimes as “asset segregation”), or engage in other measures, while the derivatives instruments are held. Generally, under current law, a Portfolio must set aside liquid assets equal to the full notional value for derivative contracts that are not contractually required to “cash-settle.” For derivative contracts that are contractually required to cash-settle, a Portfolio generally only needs to set aside liquid assets in an amount equal to a Portfolio’s daily marked-to-market net obligation rather than the contract’s full notional value. A Portfolio reserves the right to alter its asset segregation policies in the future to comply with changes in the law or interpretations thereunder.
On October 28, 2020, the Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Upon the date of a Portfolio’s compliance with Rule 18f-4, the Portfolio will need to comply with certain conditions depending on the extent of its use of derivatives, including (as applicable) the adoption and implementation of policies and procedures designed to manage the Portfolio’s derivatives risks, recordkeeping and reporting requirements, compliance with a limit on the amount of leverage-related risk that the Portfolio may obtain based on value-at-risk and maintaining a derivatives risk management program and designating a derivative risk manager. Moreover, Rule 18f-4 will eliminate the asset segregation framework currently used by a Portfolio to comply with Section 18 of the 1940 Act. The extent and impact of Rule 18f-4 and other new regulations are not yet known and may not be known for some time. In addition, they may make the use of derivatives by funds more costly, may limit the availability of certain types of derivatives, and may otherwise adversely affect the value or performance of derivatives used by a Portfolio.
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Special Risks of Forwards. Forwards are not exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations of the contracts. Thus, a Portfolio faces the risk that its counterparties may not perform their obligations. Forward contracts on many commodities are not regulated by the CFTC and therefore, a Portfolio will not receive any benefit of CFTC or SEC regulation when trading forwards on those commodities. Forwards on currencies are subject to certain CFTC regulations including, when the forwards are cash-settled, rules applicable to swaps.
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Special Risks of Options. A Portfolio may buy or sell put and call options that trade on U.S. or foreign exchanges. A Portfolio may also buy or sell OTC options, which subject the Portfolio to the risk that a counterparty may default on its obligations. In selling (referred to as “writing”) a put or call option, there is a risk that, upon exercise of the option, the Portfolio may be required to buy (for written puts) or sell (for written calls) the underlying investment at a disadvantageous price. A Portfolio may write call options on a security or other investment that the Portfolio owns (referred to as “covered calls”). If a covered call sold by a Portfolio is exercised on an investment that has increased in value above the call price, the Portfolio will be required to sell the investment at the call price and will not be able to realize any profit on the investment above the call price. Options purchased on futures contracts on foreign exchanges may be exposed to the risk of foreign currency fluctuations against the U.S. dollar.
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Special Risks of Swaps. The absence of a central exchange or market for swap transactions may lead, in some instances, to difficulties in trading and valuation, especially in the event of market disruptions. CFTC rules require certain interest rate and credit default swaps to be

Glossary
executed through a centralized exchange or regulated facility and be cleared through a regulated clearinghouse. Although this clearing mechanism is designed to reduce counterparty credit risk, in some cases it may disrupt or limit the swap market and may not result in swaps being easier to trade or value. As certain swaps become more standardized, the CFTC may require other swaps to be centrally cleared and traded, which may make it more difficult for a Portfolio to use swaps to meet its investment needs. A Portfolio also may not be able to find a clearinghouse willing to accept a swap for clearing. In a cleared swap, a central clearing organization will be the counterparty to the transaction. The Portfolio will assume the risk that the clearinghouse may be unable to perform its obligations.
Under the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”), regulations are now in effect that require swap dealers to post and collect variation margin (comprised of specified liquid instruments and subject to a required haircut) in connection with trading of OTC swaps with a Portfolio. Shares of investment companies (other than money market funds) may not be posted as collateral under these regulations. In addition, regulations adopted by global prudential regulators that are now in effect require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many derivatives contracts, terms that delay or restrict the rights of counterparties, such as the Portfolios, to terminate such contracts, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings.
Emerging Markets Risk. The risks associated with investments in foreign securities are heightened in connection with investments in the securities of issuers in developing or “emerging market” countries. Generally, the economic, social, legal, and political structures in emerging market countries are less diverse, mature and stable than those in developed countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than developed countries. Risks associated with investments in emerging markets may include: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; exchange rate volatility; inflation, deflation or currency devaluation; violent military or political conflicts; confiscations and other government restrictions by the United States or other governments;
and government instability. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries. A Portfolio may be exposed to emerging market risks directly (through certain futures contracts and other derivatives whose values are based on emerging market indices or securities).
Equity Securities Risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices fluctuate from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Certain Portfolios are indirectly exposed to this risk through their investments in futures contracts and other derivatives.
ETF Risk. Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. However, ETFs are subject to the following risks that do not apply to conventional mutual funds: (i) the market price of an ETF’s shares may trade at a premium or a discount to its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) there is no assurance that the requirements of the exchange necessary to maintain the listing of an ETF will continue to be met or remain unchanged. In addition, a passively-managed ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an ETF can fluctuate, and a Portfolio could lose money investing in an ETF. See “Investment Company Risk.”
Extension Risk. The risk that an issuer will exercise its right to pay principal on an obligation held by a Portfolio (such as a mortgage-backed security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances the value of the obligation will decrease, and a Portfolio will also suffer from the inability to invest in higher yielding securities.
Focused Portfolio Risk. A Portfolio that invests in a limited number of companies may have more volatility in its NAV and is considered to have more risk than a portfolio that invests in a greater number of companies

Glossary
because changes in the value of a single security may have a more significant effect, either negative or positive, on the Portfolio’s NAV. To the extent a Portfolio invests its assets in fewer securities, the Portfolio is subject to greater risk of loss if any of those securities decline in price.
Foreign Investment Risk. Investments in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as the U.S. government. Foreign investments will also be affected by local political or economic developments and governmental actions by the United States or other governments. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened for emerging markets issuers. Historically, the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.
Foreign Sovereign Debt Risk. Foreign sovereign debt securities are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political social and economic considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans.
Fund-of-Funds Risk. The costs of investing in certain Portfolios as fund-of-funds may be higher than the costs of investing in a mutual fund that only invests directly in individual securities. An Underlying Portfolio may change its investment objective or policies without the Portfolio’s approval, which could force the Portfolio to withdraw its investment from such Underlying Portfolio at a time that is unfavorable to the Portfolio. In addition, one Underlying Portfolio may buy the same securities that another Underlying Portfolio sells. Therefore, the Portfolio would indirectly bear the costs of these trades without accomplishing any investment purpose.
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying commodity, security or financial index. The prices of futures contracts can be volatile and futures contracts may lack liquidity. In addition, there may be imperfect or even negative correlation between the price of a futures contract and the price of the underlying commodity, security or financial index.
Growth Stock Risk. Growth stocks can be volatile for several reasons. Since the issuers of growth stocks usually reinvest a high portion of earnings in their own business, growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often decline more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.
Hedging Risk. A hedge is an investment made in order to reduce the risk of adverse price movements in a currency or other investment, by taking an offsetting position (often through a derivative instrument, such as an option or forward contract). While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the related security will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced. For gross currency hedges, there is an additional risk, to the extent that these transactions create exposure to currencies in which a Portfolio’s securities are not denominated. Moreover, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.
Illiquidity Risk. Illiquidity risk exists when particular investments are difficult to sell. Although most of a Portfolio’s investments must be liquid at the time of investment, investments may lack liquidity after purchase by the Portfolio, particularly during periods of market turmoil. When a Portfolio holds illiquid investments, its investments may be harder to value, especially in changing markets, and if the Portfolio is forced to sell these investments to meet redemption requests or for other cash needs, the Portfolio may suffer a loss. In addition, when there is illiquidity in the market for certain investments, a Portfolio, due to limitations on illiquid investments, may be unable to achieve its desired level of exposure to a certain sector. Portfolios that invest in non-investment grade fixed income securities and emerging market country issuers will be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within a particular investment category, will shrink or disappear suddenly and

Glossary
without warning as a result of adverse economic, market or political events, or adverse investor perceptions whether or not accurate.
Inflation Risk. The market price of the Portfolio’s debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Portfolio. Debt securities that pay a fixed rather than variable interest rate are especially vulnerable to inflation risk because interest rates on variable rate debt securities may increase as inflation increases. The Portfolio may be subject to inflation risk because no more than 55% of the Portfolio’s assets may be invested in securities issued by the same entity, such as the U.S. Treasury, due to the Internal Revenue Code provisions governing insurance product funds. Because the number of inflation-indexed debt securities issued by other entities is limited, the Portfolio may have a substantial position in non-inflation-indexed securities. To the extent that this is the case, that portion of the portfolio will not be automatically protected from inflation.
Indexing Risk. A portion of certain Portfolios are passively managed to an index and, as a result, that portion generally will not sell securities in its portfolio and buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, you may suffer losses that you would not experience with an actively-managed mutual fund.
Initial Public Offering Investing Risk. A Portfolio’s purchase of shares issued as part of, or a short period after, companies’ IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated in significant amounts over short periods of time.
Interest Rate Fluctuations Risk. Fixed income securities may be subject to volatility due to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates; as interest rates rise, the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. Interest rates have been historically low, so the Portfolio and the Underlying Portfolios face a heightened risk that interest rates may rise. Potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.
Investment Company Risk. The risks of a Portfolio owning other investment companies, including ETFs or Underlying Portfolios, generally reflect the risks of owning the underlying securities held by such other investment companies. Disruptions in the markets for the securities underlying the other investment companies purchased or sold by a Portfolio could result in losses on the Portfolio’s investment in such securities. Other investment companies also have management fees that increase their costs versus owning the underlying securities directly.
Investment Style Risk. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. Because a Portfolio may hold stocks with both growth and value characteristics, it could underperform other stock Portfolios that take a strictly growth or value approach to investing when one style is currently in favor. Growth stocks tend to be more volatile than the overall stock market and can have sharp price declines as a result of earnings disappointments. Value stocks carry the risk that the market will not recognize their intrinsic value or that they are actually appropriately priced at a low level.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Large-Cap Company Risk. Large-cap companies tend to go in and out of favor based on market and economic conditions. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, a Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller capitalization companies.
Management Risk. An actively-managed investment portfolio is subject to management risk. The portfolio managers of an actively-managed portfolio apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or individual securities selected by the portfolio managers will produce the desired results.
Market Risk. A Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling and

Glossary
other conditions or events (including, for example, military confrontations, war, terrorism, disease/virus, outbreaks and epidemics). The prospects for a sector, an industry or an issuer may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, SunAmerica’s or a subadviser’s assessment of securities held in a Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, a Portfolio’s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable portfolios. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on a Portfolio’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which a Portfolio invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.
Mid-Cap Companies Risk. Securities of mid-cap companies are usually more volatile and entail greater risks than securities of large companies.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed-income securities. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and a Portfolio may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.
Non-Diversification Risk. Certain Portfolios are organized as “non-diversified” Portfolios. A non-diversified Portfolio may invest a larger portion of its assets in the stocks of a single company than a diversified fund, and thus can concentrate in a smaller number of issuers. A Portfolio’s risk is increased because the effect of the performance of each security on the Portfolio’s overall performance is greater.
Participatory Notes Risk. Participatory notes are issued by banks or broker-dealers and are designed to replicate the performance of certain securities or markets. Participatory notes are a type of equity-linked derivative which generally are traded OTC. The performance results of participatory notes will not replicate exactly the performance of the securities or markets that the notes seek to replicate due to transaction costs and other expenses. Investments in participatory notes involve the same risks associated with a direct investment in the shares of the companies the notes seek to replicate. Participatory notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and a Portfolio is relying on the creditworthiness of such banks or broker-dealers and has no rights under a participatory note against the issuers of the securities underlying such participatory notes.
Prepayment Risk. Prepayment risk is the possibility that the principal of the loans underlying mortgage-backed or other pass-through or fixed income securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. This can reduce the returns of a Portfolio because the Portfolio will have to reinvest that money at the lower prevailing interest rates. In periods of increasing interest rates, the occurrence of prepayments generally declines, with the effect that the securities subject to prepayment risk held by a Portfolio may exhibit price characteristics of longer-term debt securities.
Privately Placed Securities Risk. A Fund’s investments may also include privately placed securities, which are subject to resale restrictions. These securities will have the effect of increasing the level of Fund illiquidity to the extent a Fund may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. The illiquidity of the market, as well as the lack of publicly

Glossary
available information regarding these securities, may also adversely affect the ability to arrive at a fair value for certain securities at certain times and could make it difficult for a Fund to sell certain securities.
Real Estate Industry Risk. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. A Portfolio also could be subject to the risks of direct ownership as a result of a default on a debt security it may own. If a Portfolio has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. In addition, REITs are dependent upon management skill, may not be diversified and are subject to project financing risks. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and to maintain exemption from registration under the 1940 Act, as amended.
Repurchase Agreements Risk. Repurchase agreements are agreements in which the seller of a security to a Portfolio agrees to repurchase that security from a Portfolio at a mutually agreed upon price and date. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause a Portfolio’s income and the value of a Portfolio to decline.
Risks of CDOs. CDOs are types of asset-backed securities. The risks of an investment in a CDO depend largely on the quality and type of the collateral securities and the class of the CDO in which a Portfolio invests. In addition to being subject to the risks of securitized instruments generally, CDOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default, decline in value or be downgraded; (iii) the risk that a Portfolio may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by a Portfolio could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly.
Risk of Investing in Bonds. As with any fund that invests significantly in bonds, the value of your investment in a Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates; as interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.
A Portfolio’s investments, payment obligations and financing terms may be based on floating rates, such as London Interbank Offer Rate (“LIBOR”), Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor require banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. On March 5, 2021, the FCA and LIBOR’s administrator announced that most LIBOR settings will no longer be published after the end of 2021 and a majority of U.S. dollar LIBOR settings will no longer be published after June 30, 2023. Most LIBOR settings, as well as certain other Reference Rates, such as the Euro Overnight Index Average, ceased to be published or representative after December 31, 2021. Such announcements indicate that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed. This announcement and any additional regulatory or market changes may have an adverse impact on a Portfolio or its investments.
Risks of Investing in Inflation-Indexed Securities. Inflation-indexed securities are debt instruments whose principal is indexed to an official or designated measure of inflation, such as the Consumer Price Index in the United States. Inflation-indexed securities issued by a foreign government or foreign corporation are adjusted to reflect a comparable inflation index, calculated by that government. Inflation-indexed securities are sensitive to changes in the real interest rate, which is the nominal interest rate minus the expected rate of inflation. The price of an inflation-indexed security will increase if real interest rates decline, and decrease if real interest rates increase. If the interest rate rises for reasons other than inflation, the value of such instruments can be negatively impacted. Interest income will vary depending on changes to the principal amount of the security. For U.S. tax purposes, both interest payments and inflation adjustments to

Glossary
principal are treated as interest income subject to taxation when received or accrued, and inflation adjustments to principal are subject to taxation when the adjustment is made and not when the instrument matures.
Repayment of the original principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-protected bonds (“TIPS”), even during a period of deflation. However, the current market value of a fixed income security is not guaranteed, and will fluctuate. Inflation-indexed securities, other than TIPS, may not provide a similar guarantee and may be supported only by the credit of the issuing entity. If a guarantee of principal is not provided, the adjusted principal value of the fixed income security repaid at maturity may be less than the original principal.
Inflation-indexed securities issued by corporations may be similar to TIPS, but are subject to the risk of the corporation’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. There are many different types of corporate bonds, and each bond issue has specific terms.
Risks of Investing in Junk Bonds. Certain Portfolios may invest in junk bonds, which are considered speculative. Junk bonds carry a substantial risk of default or changes in the issuer’s creditworthiness, or they may already be in default at the time of purchase.
Risk of Investing in Money Market Securities. A Portfolio that invests in high-quality short-term obligations (“money market securities”) may be subject to changes in interest rates, changes in the rating of any money market security and in the ability of an issuer to make payments of interest and principal.
Roll Transactions Risk. Roll transactions involve certain risks, including the following: if the broker-dealer to whom a Portfolio sells the security becomes insolvent, the Portfolio’s right to purchase or repurchase the security subject to the dollar roll may be restricted and the instrument that the Portfolio is required to repurchase may be worth less than an instrument that the Portfolio originally held. Successful use of roll transactions will depend upon the adviser/subadviser’s ability to predict correctly interest rates and, in the case of mortgage dollar rolls, mortgage prepayments. For these reasons, there is no assurance that dollar rolls can be successfully employed.
Sector Risk. To the extent a Portfolio invests a significant portion of its assets in one or only a few sectors at a time, the Portfolio will face a greater risk of loss due to factors affecting that single or those few sectors than if the Portfolio always maintained wide diversity among the sectors in which it invests.
Settlement Risk. Investments purchased on an extended-settlement basis, such as when-issued, forward commitment or delayed-delivery transactions, involve a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on an extended-settlement basis involves the risk that the value of the securities sold may increase before the settlement date.
Short Sales Risk. Short sales involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales are potentially unlimited, whereas losses from purchases can be no greater than the total amount invested.
Small- and Mid-Cap Companies Risk. Companies with smaller market capitalization (particularly under $1 billion depending on the market) tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital or depth in management. It may be difficult to obtain reliable information and financial data about these companies. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Securities of mid-cap companies are usually more volatile and entail greater risks than securities of large companies. In addition, small- and mid-cap companies may be traded in OTC markets as opposed to being traded on an exchange. OTC securities may trade less frequently and in smaller volume than exchange-listed stocks, which may cause these securities to be more volatile than exchange-listed stocks and may make it more difficult to buy and sell these securities at prevailing market prices. The Portfolios determine relative market capitalizations using U.S. standards. Accordingly, a Portfolio’s non-U.S. investments may have large capitalizations relative to market capitalizations of companies based outside the United States.
Technology Sector Risk. There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the price of securities in this sector have tended to be volatile. A Portfolio that invests primarily in technology-related issuers bears an additional risk that economic events may affect a substantial portion of the Portfolio’s investments. In addition, at times equity securities of technology-related issuers may underperform relative to other sectors. The technology

Glossary
sector includes companies from various industries, including computer hardware, software, semiconductors, telecommunications, electronics, aerospace and defense, health care equipment and biotechnology, among others.
Underlying Portfolios Risk. With respect to the Managed Allocation Portfolios, the risks of owning Underlying Portfolios generally reflect the risks of owning the underlying securities held by those Underlying Portfolios. Disruptions in the markets for the securities held by Underlying Portfolios could result in losses on the Portfolio’s investment in such securities. Underlying Portfolios also have fees that increase their costs versus owning the underlying securities directly.
Unseasoned Companies Risk. Unseasoned companies are companies that have operated (together with their predecessors) less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with established operating records.
U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by FHLMC, FNMA and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government; they may be supported only by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.
Value Investing Risk. The portfolio manager’s judgment that a particular security is undervalued in relation to the company’s fundamental economic value may prove incorrect.
About the Indices

Unlike mutual funds, the indices do not incur expenses. If expenses were deducted, the actual returns of the indices would be lower.
The Bloomberg 1-10 Year U.S. Treasury Inflation Protected Securities (TIPS) Index measures the performance of inflation-protected securities issued by the U.S. Treasury with maturities greater than one year but less than 10 years.
The Bloomberg U.S. Agency Fixed Rate MBS Index covers agency fixed-rate mortgage-backed pass-through securities (MBS) issued by the Government National Mortgage Association, FNMA, and FHLMC.
The Bloomberg U.S. Aggregate Bond Index provides a broad view of performance of the U.S. fixed income market.
The Bloomberg CMBS ERISA Eligible Index has been designed to measure the performance of the commercial mortgage-backed securities (CMBS) market.
The Bloomberg U.S. Corporate IG Index measures publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered.
The Bloomberg U.S. Government Bond Index is comprised of the U.S. Treasury and U.S. Agency Indices. The U.S. Government Bond Index includes Treasuries (public obligations of the U.S. Treasury that have remaining maturities of more than one year) and U.S. agency debentures (publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government).
The Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index measures the performance of the US Treasure Inflation Protected Securities (TIPS) market. Federal Reserve holdings of US TIPS are not index eligible and are excluded from the face amount outstanding of each bond in the index.
The Bloomberg World Government Inflation Linked 1-10 Year Bond Index (Hedged to USD) measures the performance of the major government inflation-linked bond markets. This index includes securities with maturities greater than one year but less than 10 years and is hedged to the U.S. Dollar.
The FTSE Treasury Bill 3-Month Index is an unmanaged index representing monthly return

Glossary
equivalents of yield averages of the last 3 month Treasury Bill issues.
The JP Morgan Developed Market High Yield Index is designed to mirror the investable universe of the U.S. dollar developed high yield corporate debt market, including domestic and international issues. International issues are comprised of only developed markets.
The MSCI EAFE Index (net)* is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets. The index includes a selection of large- and mid-cap equity securities from 21 developed markets, but excludes those from the U.S. and Canada.
The MSCI Emerging Markets Index (net)SM* is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 24 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.
The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 93% of the U.S. market.
The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.
The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.
The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index and is widely recognized as representative of small-cap stocks.
The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 97% of the investable U.S. equity market.
The Russell Midcap® Growth Index measures the performance of those Russell Midcap® companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index.
The Russell Midcap® Value Index measures the performance of those Russell Midcap® companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value Index.
The S&P 500® Index tracks the common stock performance of 500 large-capitalization companies publicly traded in the United States. S&P Style Indices divide the complete market capitalization of each parent index into growth and value segments. The constituents for the growth and value segments are drawn from the S&P 500® Index. A stock can be in both the growth and value segments.
The S&P 500® Growth Index measures growth stocks using three factors: sales growth, the ratio of earnings change to price, and momentum.
The S&P 500® Value Index is constructed by measuring growth and value characteristics of the constituents of the S&P 500® Index across three factors including: the ratios of book value, earnings, and sales to price.
*
The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties.

Management
Information about the Investment Adviser
and Manager

SunAmerica serves as investment adviser and manager for all the Portfolios of the Trust. SunAmerica selects the subadvisers for the Portfolios, manages the investments for certain Portfolios, or a portion thereof, oversees the subadvisers’ management of certain Portfolios, provides various administrative services and supervises the daily business affairs of each Portfolio. SunAmerica is a limited liability company organized under the laws of Delaware, and managed, advised or administered assets in excess of $81.5 billion as of March 31, 2022. SunAmerica is an indirect, majority-owned subsidiary of American General Life Insurance Company, and is located at Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, New Jersey 07311.
SunAmerica has received an exemptive order from the SEC that permits SunAmerica, subject to certain conditions, to enter into agreements relating to the Trust with unaffiliated subadvisers approved by the Board without obtaining shareholder approval. The exemptive order also permits SunAmerica, subject to the approval of the Board but without shareholder approval, to employ new unaffiliated subadvisers for new or existing portfolios, change the terms of particular agreements with unaffiliated subadvisers or continue the employment of existing unaffiliated subadvisers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders will be notified of any subadviser changes. Affiliated subadvisers selected and approved by the Board are subject to shareholder approval.
Shareholders of a Portfolio have the right to terminate an agreement with a subadviser for that Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio.
A discussion regarding the basis for the Board’s approval of investment advisory agreements for the Portfolios is available in the Trust’s Annual Report to shareholders for the period ended March 31, 2022. In addition to serving as investment adviser and manager of the Trust, SunAmerica serves as adviser, manager and/or administrator for the series of SunAmerica Series Trust and VALIC Company I.
Management Fee. For the fiscal year ended March 31, 2022, each Portfolio paid SunAmerica a fee equal to the following percentage of average daily net assets:
Portfolio	Fee
SA Allocation Balanced Portfolio	0.09%
SA Allocation Growth Portfolio	0.09%
SA Allocation Moderate Growth Portfolio	0.09%
Portfolio	Fee
SA Allocation Moderate Portfolio	0.09%
SA American Century Inflation Protection Portfolio	0.54%
SA Columbia Focused Value Portfolio	0.67%
SA Multi-Managed Diversified Fixed Income Portfolio	0.63%
SA Multi-Managed Growth Portfolio	0.82%
SA Multi-Managed Income Portfolio	0.74%
SA Multi-Managed Income/Equity Portfolio	0.77%
SA Multi-Managed International Equity Portfolio	0.89%
SA Multi-Managed Large Cap Growth Portfolio	0.69%
SA Multi-Managed Large Cap Value Portfolio	0.75%
SA Multi-Managed Mid Cap Growth Portfolio	0.85%
SA Multi-Managed Mid Cap Value Portfolio	0.85%
SA Multi-Managed Moderate Growth Portfolio	0.80%
SA Multi-Managed Small Cap Portfolio	0.85%
SA Putnam Asset Allocation Diversified Growth Portfolio	0.70%
SA T. Rowe Price Growth Stock Portfolio	0.83%
Waivers and Reimbursements. SunAmerica is voluntarily waiving on an annual basis a portion of its management fees for the Portfolio set forth below:
Portfolio	Amount of Waiver
SA American Century Inflation Protection Portfolio	0.06%
Commission Recapture Program. Through expense offset arrangements resulting from broker commission recapture, a portion of certain Portfolios’ “Other Expenses” have been reduced. The “Other Expenses” shown in the Portfolios’ Annual Portfolio Operating Expenses table in the Portfolio Summaries do not take into account this expense reduction and are, therefore, higher than the actual expenses of these Portfolios.
Acquired Fund Fees And Expenses. Acquired fund fees and expenses include fees and expenses incurred indirectly by a Portfolio as a result of investment in shares of one or more mutual funds, hedge funds, private equity funds or pooled investment vehicles. The fees and expenses will vary based on the Portfolio’s allocation of assets to, and the annualized net expenses of, the particular acquired fund.
Information about the Investment
Adviser’s Management of Certain Portfolios

SunAmerica is responsible for making the day-to-day investment decisions for the Managed Allocation Portfolios and a portion of each of the SA Multi-Managed International Equity Portfolio, SA Multi-Managed Large Cap Growth Portfolio, SA Multi-Managed Large Cap Value

Management
Portfolio, SA Multi-Managed Mid Cap Growth Portfolio, SA Multi-Managed Mid Cap Value Portfolio and SA Multi-Managed Small Cap Portfolio.
The Statement of Additional Information provides information regarding the portfolio managers listed below, including other accounts they manage, their ownership interest in the Portfolio(s) that they serve as portfolio manager, and the structure and method used by the adviser/subadviser to determine their compensation.
The passively-managed index portions of the SA Multi-Managed International Equity Portfolio, SA Multi-Managed Large Cap Growth Portfolio, SA Multi-Managed Large Cap Value Portfolio, SA Multi-Managed Mid Cap Growth Portfolio, SA Multi-Managed Mid Cap Value Portfolio and SA Multi-Managed Small Cap Portfolio are managed by a team consisting of Timothy Campion and Elizabeth Mauro, with Mr. Campion serving as team leader. Mr. Campion is a Senior Vice President, Portfolio Manager and Quantitative Analyst at SunAmerica. He is responsible for the management and trading of a wide variety of domestic equity index funds. Mr. Campion joined SunAmerica in 2012. Prior to joining SunAmerica, he was Vice President and Portfolio Manager at PineBridge Investments LLC since 1999. Ms. Mauro joined SunAmerica in 2017 and is a fixed income trader and portfolio manager. Prior to joining the firm, she held several capital markets positions at Bank of New York Mellon Corporation, with product coverage in the Commercial Paper, Yankee CD, U.S. Treasuries, Agency Discount Notes, Bullets and short-term Corporates categories.
The Managed Allocation Portfolios are managed by Andrew Sheridan, Manisha Singh, CFA and Robert Wu, CFA. Mr. Sheridan, Senior Vice President and Lead Portfolio Manager of the Asset Allocation Team, joined SunAmerica in 2003. Prior to 2022, he served as an equity analyst specializing in the technology sector and also as a portfolio manager focused on small cap growth equities. Most recently, he was a co-portfolio manager of the rules-based funds for SunAmerica. Prior to joining SunAmerica, he worked as an analyst in the research department at U.S. Trust and was in the market research division of Greenwich Associates. Ms. Singh joined SunAmerica in 2017 as Co-Portfolio Manager for the Asset Allocation fund-of-funds. Prior to joining SunAmerica, Ms. Singh served as Director, Manager Research team in Wealth Management at Ameriprise Financial Services, Inc. She joined Ameriprise in 2008, where she served as a portfolio manager for a suite of portfolios (discretionary wrap accounts), and a senior manager research analyst for unaffiliated mutual funds, exchange traded funds and separately managed accounts. Robert Wu joined SunAmerica in 2011, serving as Director of Manager Research and AVP Investments before his current role as Portfolio Manager in the Asset Allocation Team. Prior to joining SunAmerica, Robert worked at Bjurman, Barry & Associates for over 11 years, where he served as Portfolio Manager and Senior Research Analyst managing growth equity portfolios.
Information about the Subadvisers

The investment manager(s) and/or management team(s) that have primary responsibility for the day-to-day management of the Portfolios are set forth herein. Unless otherwise noted, a management team’s members share responsibility in making investment decisions on behalf of a Portfolio and no team member is limited in his/her role with respect to the management team.
SunAmerica compensates the various subadvisers out of the advisory fees that it receives from the respective Portfolios. SunAmerica may terminate any agreement with a subadviser without shareholder approval.
A discussion regarding the basis for the Board’s approval of subadvisory agreements for the Portfolios is available in the Trust’s Annual Report to shareholders for the period ended March 31, 2022.
American Century Investment Management, Inc. (“American Century”) has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111. American Century is wholly-owned by American Century Companies, Inc. (“ACC”). The Stowers Institute for Medical Research (“SIMR”) controls ACC by virtue of its beneficial ownership of more than 25% of the voting securities of ACC. SIMR is part of a not-for-profit biomedical research organization dedicated to finding the keys to the causes, treatments and prevention of disease. As of March 31, 2022, American Century had approximately $231.2 billion in total assets under management.
The SA American Century Inflation Protection Portfolio is managed by a team consisting of Robert V. Gahagan, Miguel Castillo, James E. Platz and Charles Tan.
Mr. Gahagan, Senior Vice President and Senior Portfolio Manager, has served on teams managing fixed-income investments for American Century since joining the advisor in 1983.
Mr. Castillo, Vice President and Portfolio Manager, has served on teams managing fixed-income investments

Management
since joining the advisor in 2008 as a senior fixed income trader. He was promoted to portfolio manager in 2014.
Mr. Platz, Vice President and Senior Portfolio Manager, has served on teams managing fixed-income investments for American Century since joining the advisor in 2003.
Mr. Tan, Co-Chief Investment Officer, Global Fixed Income, Senior Vice President and Senior Portfolio Manager, has served on teams managing fixed-income investments since joining the advisor in 2018.
A portion of the SA Multi-Managed Large Cap Value Portfolio is managed by Phillip N. Davidson, Brian Woglom, Phil Sundell and Adam Krenn. Mr. Davidson, Senior Vice President and Executive Portfolio Manager, joined American Century in 1993 as a portfolio manager. He is a CFA charterholder. Mr. Woglom, Vice President and Senior Portfolio Manager, joined American Century in 2005 as an investment analyst and became a portfolio manager in 2012. He is a CFA charterholder. Mr. Sundell, Portfolio Manager, joined American Century in 1997 and became a portfolio manager in 2017. He is a CFA charterholder. Adam Krenn was added as a portfolio manager in 2022. Mr. Krenn joined American Century in 2011 and became a portfolio manager in 2017. Mr. Krenn is a CFA charterholder.
Columbia Management Investment Advisers, LLC (CMIA) is located at 290 Congress Street, Boston, MA 02210. CMIA is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial, Inc. CMIA’s management experience covers all major asset classes, including equity securities, debt instruments and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, CMIA acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries. As of March 31, 2022, CMIA had approximately $425.19 billion in assets under management.
The SA Columbia Focused Value Portfolio is managed by Richard Rosen and Richard Taft. Mr. Rosen joined one of the CMIA legacy firms or acquired business lines in 1997. He began his investment career in 1982. Mr. Taft joined CMIA in 2011. He began his investment career in 1997.
Goldman Sachs Asset Management, L.P. (“GSAM”) is located at 200 West Street, New York, New York 10282. GSAM has been registered as an investment adviser with the SEC since 1990 and is an indirect, wholly-owned subsidiary of The Goldman Sachs Group, Inc. and an affiliate of Goldman Sachs & Co. LLC (formerly known as Goldman, Sachs & Co.). As of March 31, 2022, GSAM, including its investment advisory affiliates, had assets under supervision of $2.13 trillion. Assets under supervision includes assets under management and other client assets for which GSAM does not have full discretion.
The SA Multi-Managed Large Cap Growth Portfolio is managed by Steven M. Barry and Stephen E. Becker, CFA. Mr. Barry, Managing Director, Chief Investment Officer-Fundamental Equity, and Co-Chief Investment Officer-US Equity, joined GSAM as a portfolio manager in 1999. Mr. Becker, Managing Director and Co-Chief Investment Officer-US Equity Team, joined GSAM in 1999. He also serves as a Co-Lead Portfolio Manager-GSAM Large Cap Strategies.
J.P. Morgan Investment Management Inc. (JPMorgan) is a Delaware corporation and is an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. JPMorgan is located at 383 Madison Avenue, New York, NY 10179. JPMorgan provides investment advisory services to a substantial number of institutional and other investors, including other registered investment advisers. As of March 31, 2022, JPMorgan together with its affiliated companies had approximately $2.51 trillion in assets under management.
The Small-Cap Growth Component of the SA Multi-Managed Growth, SA Multi-Managed Moderate Growth and SA Multi-Managed Small Cap Portfolios are managed by Phillip D. Hart, Dr. Wonseok Choi, Jonathan L. Tse and Akash Gupta.
Phillip Hart, managing director, is Head of the U.S. Structured Equity Small and Mid Cap Team, and a portfolio manager. An employee since 2003, he has been managing small and mid cap assets for the past 19 years and his responsibilities include managing all of the team’s strategies. Previously, he has held roles as both a fundamental and quantitative research analyst in addition to helping with daily implementation and maintenance of portfolios. Phillip is a CFA charterholder.
Wonseok Choi, managing director, is a portfolio manager and head of quantitative research for the U.S. Structured Equity Group. An employee since 2006, he is responsible for conducting quantitative research on proprietary models utilized in portfolio management. Prior to joining the firm, Wonseok worked as a research manager at Arrowstreet Capital, L.P., where he was involved in developing and enhancing the firm’s forecasting, risk, and transaction-cost models.
Jonathan Tse, executive director, is a member of the quantitative research team for the U.S. Structured Equity Group, and a portfolio manager. An employee since 2004, he is responsible for conducting quantitative research on all aspects of the group’s investment process, including

Management
alpha and risk model development, portfolio optimization and performance attribution. Jonathan is a CFA charterholder.
Akash Gupta, executive director, is an analyst in the U.S. Structured Equity Small and Mid-Cap Group and has been a member of the team since 2008. An employee since 2004, Akash previously spent over three years in the sell-side Equity Research Group, focusing on the electronics manufacturing supply chain sector. Akash is a CFA charterholder and a certified Financial Risk Manager (FRM).
Massachusetts Financial Services Company (MFS) is America’s oldest mutual fund organization and, with its predecessor organizations, has a history of money management dating from 1924 and the founding of the first mutual fund in the United States. MFS is located at 111 Huntington Avenue, Boston, MA 02199. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc. (a diversified financial services company). Net assets under the management of the MFS organization were approximately $636 billion as of March 31, 2022. MFS is a registered trademark of Massachusetts Financial Services Company.
A portion of the SA Multi-Managed Mid Cap Value Portfolio is managed by Richard L. Offen, Kevin J. Schmitz, and Brooks A. Taylor. Mr. Offen has been employed in the investment area of MFS since 2011. Mr. Schmitz has been employed in the investment area of MFS since 2002. Mr. Taylor has been employed in the investment area of MFS since 1996.
Morgan Stanley Investment Management Inc. (“MSIM”) is a subsidiary of Morgan Stanley and conducts a worldwide portfolio management business providing a broad range of services to customers in the United States and abroad. MSIM is located at 522 Fifth Avenue, New York, NY 10036. As of March 31, 2022, MSIM together with its affiliated asset management companies had approximately $1.45 trillion in assets under management.
The Growth Component of the SA Multi-Managed Growth Portfolio, the SA Multi-Managed Income Portfolio, the SA Multi-Managed Income/Equity Portfolio, the SA Multi-Managed Large Cap Growth Portfolio and the SA Multi-Managed Moderate Growth Portfolio is managed by Counterpoint Global. Counterpoint Global is led by Dennis P. Lynch, Head of Counterpoint Global at MSIM, and includes Sam G. Chainani, CFA, Jason C. Yeung, CFA, Armistead B. Nash, David S. Cohen and Alexander T.
Norton. Mr. Lynch, Managing Director, has been with MSIM since 1998 and has 28 years of investment experience. Mr. Chainani, Managing Director, has been with MSIM since 1996 and has 26 years of investment experience. Mr. Yeung, Managing Director, has been with MSIM since 2002 and has 25 years of investment experience. Mr. Nash, Managing Director, has been with MSIM since 2002 and has 22 years of investment experience. Mr. Cohen, Managing Director, has been with MSIM since 1993 and has 34 years of investment experience. Mr. Norton, Executive Director, has been with MSIM since 2000 and has 27 years of investment experience.
PineBridge Investments LLC (PineBridge) is a Delaware limited liability company located at Park Avenue Tower, 65 East 55th Street, 6th Floor, New York, NY 10022. PineBridge is a wholly-owned subsidiary of PineBridge Investments Holdings US LLC, which is a wholly-owned subsidiary of PineBridge Investments, L.P., a company owned by Pacific Century Group, an Asia-based private investment group. Pacific Century Group is majority owned by Mr. Richard Li Tzar Kai. As of March 31, 2022, PineBridge managed approximately $146.01 billion in assets.
The actively-managed portion of the SA Multi-Managed Diversified Fixed Income Portfolio is managed by John Yovanovic and Robert Vanden Assem. Mr. Vanden Assem, Managing Director and Head of Investment Grade Fixed Income, joined PineBridge in 2001. Mr. Yovanovic is Managing Director and Head of High Yield Portfolio Management for PineBridge. Mr. Yovanovic joined PineBridge with the acquisition of American General Investment Management, L.P. in 2001. Mr. Yovanovic and Mr. Vanden-Assem are CFA charterholders.
A passively-managed portion of the SA Multi-Managed Diversified Fixed Income Portfolio is managed by Michael J. Kelly, CFA, Peter Hu, CFA, and Austin Strube, CFA. Mr. Kelly, Managing Director, Global Head of Multi-Asset, joined PineBridge in 1999. In his current role, Mr. Kelly is responsible for asset allocation and manager selection worldwide and the expansion of PineBridge’s capabilities for institutional pension fund advisory and retail orientated asset allocation vehicles. Mr. Hu, Managing Director, Multi-Asset, joined PineBridge in 2006. He is the portfolio manager and is also responsible for developing analytic tools, quantitative analysis, and risk management tools for various asset classes and derivative instruments. Mr. Strube, Senior Vice President, Multi-Asset, joined PineBridge in 2012. He is the portfolio manager and also responsible for daily monitoring and analytics on client portfolios.

Management
Putnam Investment Management, LLC (Putnam) is a Delaware limited liability company with principal offices at 100 Federal Street, Boston, MA 02110. Putnam is an indirect wholly owned subsidiary of Putnam Investments, LLC (“Putnam Investments”). Putnam Investments is owned through a series of wholly-owned subsidiaries by Great-West Lifeco, Inc., which is a financial services holding company with operations in Canada, the United States and Europe and is a member of the Power Corporation of Canada group of companies. Power Corporation of Canada is an international management and holding company that focuses on financial services in North America, Europe and Asia. It is indirectly controlled by The Desmarais Family Residuary Trust. As of March 31, 2022, Putnam had approximately $192.3 billion in assets under management.
The SA Putnam Asset Allocation Diversified Growth Portfolio is managed by Robert J. Schoen, Brett S. Goldstein, James A. Fetch and Adrian H. Chan. Mr. Schoen and Mr. Goldstein are Co-Chief Investment Officers, Global Asset Allocation (GAA) at Putnam. Mr. Fetch is Head of Portfolio Construction in Putnam’s GAA group. Mr. Chan is a Portfolio Manager in Putnam’s GAA group.
Mr. Schoen and Mr. Goldstein, in their role as Co-Chief Investment Officers of GAA, direct the overall strategy and positioning of Putnam’s GAA portfolios, as well as the SA Putnam Asset Allocation Diversified Growth Portfolio. Mr. Schoen joined Putnam in 1997. Mr. Goldstein has been in the investment industry since he joined Putnam in 2010. Mr. Fetch has been in the investment industry since he originally joined Putnam in 1994. After leaving to complete his M.B.A, he rejoined the firm in 2000. Mr. Chan joined Putnam in 2003. After leaving in 2006 to complete his M.B.A., he rejoined the firm in 2008. Messrs. Goldstein and Chan are CFA charterholders.
Schroder Investment Management North America Inc. (“SIMNA”) is located at 7 Bryant Park, New York, NY 10018-3706. SIMNA is a wholly-owned subsidiary of Schroder U.S. Holdings Inc., which currently engages through its subsidiary firms in the asset management business. Affiliates of Schroder U.S. Holdings Inc. (or their predecessors) have been investment managers since 1927. Schroder U.S. Holdings Inc. is a wholly-owned subsidiary of Schroder International Holdings, which is a wholly-owned subsidiary of Schroder Administration Limited, which is a wholly-owned subsidiary of Schroders plc, a publicly-owned holding company organized under the laws of England. Schroders plc, through certain affiliates currently engaged in the asset management business, and as of March 31, 2022, had approximately $991 billion in client assets under management worldwide. SIMNA has delegated certain investment management responsibilities to Schroder Investment Management North America Ltd., an affiliate of SIMNA (“SIMNA Ltd.”), pursuant to a sub-subadvisory agreement. SIMNA and SIMNA Ltd. are collectively referred to as “Schroders.”
A portion of the SA Multi-Managed International Equity Portfolio will be managed by a team consisting of Simon Webber, CFA, Portfolio Manager, Global and International Equities, and James Gautrey, CFA, Portfolio Manager, Global and International Equities. Mr. Webber joined Schroders in 1999 and assumed the lead portfolio manager role in October 2013, having managed generalist portfolios for the global and international equity team since 2007. Mr. Webber initially joined the Global and International Equities team in September 2004 as a dedicated Global Sector Specialist. Prior to joining the Global and International Equities team, Mr. Webber was a fund manager on the Schroders US Desk, specializing in technology and industrials. Mr. Gautrey joined Schroders in 2001 and is currently a Portfolio Manager for Schroders’ International Equity portfolios. Mr. Gautrey was appointed to his Portfolio Manager role in January 2014. He has been a member of the Global and International Equities Team since 2006, having been a Global Sector Specialist covering Information Technology until 2018.
A portion of the SA Multi-Managed Small Cap Portfolio will be managed by Robert Kaynor, CFA. Mr. Kaynor is a Portfolio Manager and Head of US Small and Mid Cap Equities at SIMNA since April 2019, prior to which he was Director of Research and covered a variety of industries in the consumer, producer durables, and materials sectors. Mr. Kaynor joined SIMNA as a Senior Equity Analyst for the U.S. Small and MidCap team in 2013 in which he covered the consumer sector and became co-PM on US Small and Mid Cap Equity strategies in January 2018. Prior to joining SIMNA, Mr. Kaynor was the Chief Investment Officer at Ballast Capital Management from 2010 to 2012, and prior to this, Mr. Kaynor was a Managing Director/Portfolio Manager for Ramius Capital Group.
T. Rowe Price Associates, Inc. (“T. Rowe Price”) is a Maryland corporation with principal offices at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe Price is a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly held financial services holding company. T. Rowe Price serves as investment adviser to the T. Rowe Price family of no-load mutual funds and to individual and institutional clients. As of March 31, 2022, T. Rowe Price had approximately $1.55 trillion in assets under management.
A portion of the SA Multi-Managed International Equity Portfolio is managed by Raymond A. Mills, Ph.D. Mr. Mills serves as Portfolio Manager and Investment Advisory

Management
Committee Chairman and Vice President. He joined T. Rowe Price in 1997 as an analyst and became portfolio manager of the International Core Equity Strategy in 2000.
A portion of the SA Multi-Managed Mid Cap Growth Portfolio is managed by Donald J. Peters. Mr. Peters serves as Investment Advisory Committee Chairman and Vice President. Mr. Peters has been a portfolio manager and quantitative investment analyst for T. Rowe Price’s Equity Research Division since joining the firm in 1993 and his investment management experience dates from 1986.
A portion of the SA Multi-Managed Mid Cap Value Portfolio is managed by Vincent DeAugustino. He joined the U.S. Equity Division of T. Rowe Price in 2015 and, prior to that, had six years of investment experience.
The SA T. Rowe Price Growth Stock Portfolio is managed by Joseph B. Fath, CPA. Mr. Fath serves as Portfolio Manager and Investment Advisory Committee Chairman and Vice President. He joined T. Rowe Price in 2002.
Wellington Management Company LLP (“Wellington Management”) is a Delaware limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years. Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership. As of March 31, 2022, Wellington Management and its investment advisory affiliates had investment management authority with respect to approximately $1.34 trillion in assets.
The Fixed Income Component of the Multi-Managed Portfolios is managed by Campe Goodman, CFA, Joseph F. Marvan, CFA and Robert D. Burn, CFA. Mr. Goodman, Senior Managing Director and Fixed Income Portfolio Manager of Wellington Management, joined the firm as an investment professional in 2000. Mr. Marvan, Senior Managing Director and Fixed Income Portfolio Manager of Wellington Management, joined the firm as an investment professional in 2003. Mr. Burn, Managing Director and Fixed Income Portfolio Manager of Wellington Management, joined the firm as an investment professional in 2007.

A portion of the SA Multi-Managed Diversified Fixed Income Portfolio is managed by Campe Goodman, CFA, Joseph F. Marvan, CFA, and Robert D. Burn, CFA.

A portion of the SA Multi-Managed Large Cap Value Portfolio is managed by Adam H. Illfelder, CFA. Mr. Illfelder, Senior Managing Director and Equity Portfolio Manager of Wellington Management, joined the firm as an investment professional in 2005.

A portion of the SA Multi-Managed Mid Cap Growth Portfolio is managed by Stephen C. Mortimer. Mr. Mortimer, Senior Managing Director and Equity Portfolio Manager of Wellington Management, joined the firm as an investment professional in 2001.
Custodian, Transfer and Dividend Paying Agent

State Street Bank and Trust Company, Boston, Massachusetts, acts as Custodian of the Trust’s assets. VALIC Retirement Services Company is the Trust’s Transfer and Dividend Paying Agent and in so doing performs certain bookkeeping, data processing and administrative services.

Account Information
Shares of the Portfolios are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under Variable Contracts offered by life insurance companies affiliated with SunAmerica, the Trust’s investment adviser and manager. All shares of the Trust are owned by “Separate Accounts” of the life insurance companies. If you would like to invest in a Portfolio, you must purchase a Variable Contract from one of the life insurance companies. The Trust offers three classes of shares: Class 1, Class 2 and Class 3 shares. This Prospectus offers all three classes of shares. Certain classes of shares are offered only to existing contract owners and are not available to new investors. In addition, not all Portfolios are available to all contract owners.
You should be aware that the Variable Contracts involve fees and expenses that are not described in this Prospectus, and that the Variable Contracts also may involve certain restrictions and limitations. You will find information about purchasing a Variable Contract and the portfolios available to you in the prospectus that offers the Variable Contracts, which accompanies this Prospectus.
The Trust does not foresee a disadvantage to contract owners arising out of the fact that the Trust offers its shares for Variable Contracts through the life insurance companies. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more insurance company separate accounts might withdraw their investments in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.
Service Fees

Class 2 and Class 3 shares of each Portfolio are subject to a Rule 12b-1 Plan that provides for service fees payable at the annual rate of up to 0.15% and 0.25%, respectively, of the average daily net assets of such class of shares.
The service fees will be used to compensate the life insurance companies for costs associated with the servicing of either Class 2 or Class 3 shares, including the cost of reimbursing the life insurance companies for expenditures made to financial intermediaries for providing services to contract holders of the Variable Contracts who are the indirect beneficial owners of the Portfolios’ Class 2 or Class 3 shares. Because these service fees are paid out of each Portfolio’s Class 2 or Class 3 assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
Transaction Policies

Valuation of shares. The NAV per share for each Portfolio and class is determined each business day at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) by dividing the net assets of each class by the number of such class’s outstanding shares. The NAV for each Portfolio also may be calculated on any other day in which SunAmerica determines that there is sufficient liquidity in the securities held by the Portfolio. As a result, the value of the Portfolio’s shares may change on a day when you will not be able to purchase or redeem shares.
Securities for which market quotations are readily available are valued at their market price as of the close of regular trading on the NYSE for the day, unless, in accordance with pricing procedures approved by the Trust’s Board, the market quotations are determined to be unreliable.
Securities and other assets for which market quotations are unavailable or unreliable are valued at fair value in accordance with pricing procedures periodically approved and revised by the Board. There is no single standard for making fair value determinations, which may result in the use of prices that vary from those used by other funds. In addition, there can be no assurance that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. Investments in registered investment companies that do not trade on an exchange are valued at the end of the day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. The prospectus for any such open-end funds should explain the circumstances under which these funds use fair value pricing and the effect of using fair value pricing.
As of the close of regular trading on the NYSE, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation or if there is no sale on the day of valuation, at the last reported bid price. If a security’s price is available from more than one exchange, a Portfolio will use the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the securities. This determination will be based on a review of a number of factors, including

Account Information
developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE.
A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Trust uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.
Certain of the Portfolios may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Trust does not price its shares. As a result, the value of these Portfolios’ securities may change on days when the Trust is not open for purchases or redemptions.
Because Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not, the NAV per share of the Class 2 or Class 3 shares will generally be lower than the NAV per share of the Class 1 shares of each Portfolio.
Buy and sell prices. The Separate Accounts buy and sell shares of a Portfolio at NAV, without any sales or other charges. However, as discussed above, Class 2 and Class 3 shares are subject to service fees pursuant to a Rule 12b-1 plan.
Execution of requests. The Trust is open on those days when the NYSE is open for regular trading. Buy and sell requests are executed at the next NAV to be calculated after the request is accepted by the Trust. If the order is received and is in good order by the Trust, or the insurance company as its authorized agent, before the Trust’s close of business (generally 4:00 p.m., Eastern time), the order will receive that day’s closing price. If the order is received after that time, it will receive the next business day’s closing price.
Under the 1940 Act, a Portfolio may suspend the right of redemption or postpone the date of payment for more than seven days in the following unusual circumstances:
•
during any period in which the NYSE is closed other than customary weekend and holiday closings or during any period in which trading on the NYSE is deemed to be restricted;
•
during any period in which an emergency exists, as a result of which (i) it is not reasonably practicable for the Portfolio to dispose of securities owned by it or (ii) it is not reasonably practicable for the Portfolio to fairly determine the value of its net assets; or
•
during such other periods as the SEC may by order permit to protect Portfolio shareholders.
The SEC will determine the conditions under which trading shall be deemed to be restricted and the conditions under which an emergency shall be deemed to exist.
Your redemption proceeds typically will be sent within three business days after your request is submitted, but in any event, within seven days. Under normal circumstances, the Trust expects to meet redemption requests by using cash or cash equivalents in a Portfolio or by selling portfolio assets to generate cash. During periods of stressed market conditions, a Portfolio may be more likely to limit cash redemptions and may determine to pay redemption proceeds by borrowing under a line of credit.
Frequent Purchases and Redemptions of Shares

The Portfolios, which are offered only through Variable Contracts, are intended for long-term investment and not as frequent short-term trading (“market timing”) vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers or redemptions should not acquire Variable Contracts that relate to shares of the Portfolios.
The Board has adopted policies and procedures with respect to market timing activity as discussed below.
The Trust believes that market timing activity is not in the best interest of the Portfolios’ performance or their participants. Market timing can disrupt the ability of SunAmerica or a subadviser to invest assets in an orderly, long-term manner, which may have an adverse impact on the performance of a Portfolio. In addition, market timing may increase a Portfolio’s expenses through increased brokerage, transaction and administrative costs; forced and unplanned portfolio turnover; and large asset swings that decrease a Portfolio’s ability to provide maximum investment return to all participants. This in turn can have an adverse effect on Portfolio performance.
Since certain Portfolios invest significantly in foreign securities and/or high yield fixed income securities (“junk bonds”), they may be particularly vulnerable to market timing.

Account Information
Market timing in Portfolios investing significantly in foreign securities may occur because of time zone differences between the foreign markets on which a Portfolio’s international portfolio securities trade and the time as of which the Portfolio’s NAV is calculated. Market timing in Portfolios investing significantly in junk bonds may occur if market prices are not readily available for a Portfolio’s junk bond holdings. Market timers may purchase shares of a Portfolio based on events occurring after foreign market closing prices are established but before calculation of the Portfolio’s NAV, or if they believe market prices for junk bonds are not accurately reflected by a Portfolio. One of the objectives of the Trust’s fair value pricing procedures is to minimize the possibilities of this type of market timing (see “Transaction Policies—Valuation of Shares”).
Shares of the Portfolios are generally held through Separate Accounts. The ability of the Trust to monitor transfers made by the participants in Separate Accounts maintained by financial intermediaries is limited by the institutional nature of these omnibus accounts. The Board’s policy is that the Portfolios must rely on the Separate Accounts to both monitor market timing within a Portfolio and attempt to prevent it through their own policies and procedures.
The Trust has entered into agreements with the Separate Accounts that require the Separate Accounts to provide certain information to help identify frequent trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in frequent trades. In situations in which the Trust becomes aware of possible market timing activity, it will notify the Separate Account in order to help facilitate the enforcement of such entity’s market timing policies and procedures.
There is no guarantee that the Trust will be able to detect market timing activity or the participants engaged in such activity, or, if it is detected, to prevent its recurrence. Whether or not the Trust detects it, if market timing activity occurs, you may be subject to the disruptions and increased expenses discussed above. The Trust reserves the right, in its sole discretion and without prior notice, to reject or refuse purchase orders received from insurance company Separate Accounts, whether directly or by transfer, including orders that have been accepted by a financial intermediary, that the Trust determines not to be in the best interest of a Portfolio. Such rejections or refusals will be applied uniformly without exception.
Any restrictions or limitations imposed by the Separate Accounts may differ from those imposed by the Trust. Please review your Variable Contract prospectus for more information regarding the insurance company’s market timing policies and procedures, including any restrictions or limitations that the Separate Accounts may impose with respect to trades made through a Variable Contract. Please refer to the documents pertaining to your Variable Contract prospectus on how to direct investments in or redemptions from (including making transfers into or out of) the Portfolios and any fees that may apply.
Payments in Connection with Distribution

Certain life insurance companies affiliated with SunAmerica receive revenue sharing payments from SunAmerica and certain subadvisers in connection with certain administrative, marketing and other servicing activities, including payments to help offset costs for marketing activities and training to support sales of the Portfolios, as well as occasional gifts, entertainment or other compensation as incentives. Payments may be derived from 12b-1 (service) fees that are deducted directly from the assets of the Portfolios or from investment management fees received by SunAmerica or subadvisers.
Portfolio Holdings

The Trust’s policies and procedures with respect to the disclosure of the Portfolios’ securities are described in the Statement of Additional Information.
Dividend Policies and Taxes

Distributions. Each Portfolio annually declares and distributes substantially all of its net investment income in the form of dividends. Distributions from net investment income and net realized gains, if any, are paid annually for all Portfolios.
Distribution Reinvestments. The dividends and distributions, if any, will be reinvested automatically in additional shares of the same Portfolio on which they were paid. The per share dividends on Class 2 and Class 3 shares will generally be lower than the per share dividends on Class 1 shares of the same Portfolio as a result of the fact that Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not.
Taxability of a Portfolio. Each Portfolio intends to qualify as a “regulated investment company” under the Code. As long as the Portfolio is qualified as a regulated investment company, it will not be subject to U.S. federal income tax on the earnings that it distributes to its shareholders.
The Portfolios that receive dividend income from U.S. sources will annually report certain amounts of their dividends paid as eligible for the dividends received deduction, and the Portfolios incurring foreign taxes will elect to pass-through allowable foreign tax credits. These reports and elections will benefit the life insurance companies, in potentially material amounts, and will not

Account Information
beneficially or adversely affect you or the Portfolios. The benefits to the life insurance companies will not be passed to you or the Portfolios.

Each Portfolio further intends to meet certain additional diversification and investor control requirements that apply to regulated investment companies that underlie Variable Contracts. If a Portfolio were to fail to qualify as a regulated investment company or were to fail to comply with the additional diversification or investor control requirements, Variable Contracts invested in the Portfolio may not be treated as annuity, endowment, or life insurance contracts for U.S. federal income tax purposes, and income and gains earned inside the Variable Contracts would be taxed currently to policyholders and would remain taxable in future years, even if the Portfolio were to become adequately diversified and otherwise compliant in the future.

Financial Highlights
The following Financial Highlights tables are intended to help you understand each Portfolio’s financial performance for the past five years. Certain information reflects financial results for a single Portfolio share. The total returns in each table represent the rate that an investor would have earned on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). Separate Account charges are not reflected in the total returns. If these amounts were reflected, returns would be less than those shown. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Portfolio’s financial statements, is included in the Trust’s Annual Report to shareholders, which is available upon request. Per share data assumes that you held each share from the beginning to the end of each fiscal year. Total return assumes that you bought additional shares with dividends paid by the Portfolios. Total returns for periods of less than one year are not annualized.
Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest-ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)(2)	Ratio of net investment income to average net assets(1)(2)	Portfolio turnover
SA Multi-Managed Growth Portfolio Class 1
03/31/18	$16.48	$0.07	$1.81	$1.88	$(0.09)	$(1.25)	$(1.34)	$17.02	11.45%	$9,976	1.23%	0.41%	51%
03/31/19	17.02	0.09	1.05	1.14	(0.18)	(1.61)	(1.79)	16.37	7.37	9,349	1.25	0.54	55
03/31/20	16.37	0.01	(0.63)	(0.62)	(0.11)	(1.69)	(1.80)	13.95	(4.91)	7,783	1.31	0.06	97
03/31/21	13.95	(0.06)	9.41	9.35	—	(2.86)	(2.86)	20.44	66.89	11,451	1.27	(0.30)	74
03/31/22	20.44	(0.07)	(2.11)	(2.18)	—	(5.06)	(5.06)	13.20	(15.34)	9,640	1.27	(0.38)	68
SA Multi-Managed Growth Portfolio Class 2
03/31/18	16.47	0.05	1.80	1.85	(0.06)	(1.25)	(1.31)	17.01	11.29	19,251	1.38	0.26	51
03/31/19	17.01	0.07	1.04	1.11	(0.15)	(1.61)	(1.76)	16.36	7.18	17,915	1.40	0.39	55
03/31/20	16.36	(0.01)	(0.64)	(0.65)	(0.08)	(1.69)	(1.77)	13.94	(5.08)	13,934	1.45	(0.09)	97
03/31/21	13.94	(0.09)	9.41	9.32	—	(2.86)	(2.86)	20.40	66.72	20,070	1.42	(0.45)	74
03/31/22	20.40	(0.10)	(2.10)	(2.20)	—	(5.06)	(5.06)	13.14	(15.47)	17,429	1.42	(0.53)	68
SA Multi-Managed Growth Portfolio Class 3
03/31/18	16.44	0.03	1.79	1.82	(0.04)	(1.25)	(1.29)	16.97	11.13	23,755	1.48	0.16	51
03/31/19	16.97	0.05	1.04	1.09	(0.12)	(1.61)	(1.73)	16.33	7.11	21,872	1.50	0.29	55
03/31/20	16.33	(0.03)	(0.63)	(0.66)	(0.07)	(1.69)	(1.76)	13.91	(5.19)	17,440	1.56	(0.19)	97
03/31/21	13.91	(0.11)	9.38	9.27	—	(2.86)	(2.86)	20.32	66.50	23,715	1.52	(0.55)	74
03/31/22	20.32	(0.12)	(2.08)	(2.20)	—	(5.06)	(5.06)	13.06	(15.56)	17,232	1.52	(0.63)	68

*
Calculated based upon average shares outstanding
**
Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.
(1)
Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:
	03/31/18	03/31/19	03/31/20	03/31/21	03/31/22
SA Multi-Managed Growth Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Growth Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Growth Portfolio Class 3	0.00	0.00	0.00	0.00	0.00
(2)
Net of the following expense reimbursements and waivers (based on average net assets):
	03/31/18	03/31/19	03/31/20	03/31/21	03/31/22
SA Multi-Managed Growth Portfolio Class 1	0.00%	0.04%	0.07%	0.07%	0.07%
SA Multi-Managed Growth Portfolio Class 2	0.00	0.04	0.07	0.07	0.07
SA Multi-Managed Growth Portfolio Class 3	0.00	0.04	0.07	0.07	0.07

Financial Highlights

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest-ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)(2)	Ratio of net investment income to average net assets(1)(2)	Portfolio turnover
SA Multi-Managed Moderate Growth Portfolio Class 1
03/31/18	$12.53	$0.11	$1.05	$1.16	$(0.13)	$(0.66)	$(0.79)	$12.90	9.25%	$9,450	1.08%	0.84%	54%
03/31/19	12.90	0.13	0.66	0.79	(0.18)	(0.90)	(1.08)	12.61	6.67	9,208	1.08	1.04	53
03/31/20	12.61	0.08	(0.32)	(0.24)	(0.17)	(1.03)	(1.20)	11.17	(2.64)	7,539	1.12	0.66	84
03/31/21	11.17	0.02	5.90	5.92	(0.11)	(1.67)	(1.78)	15.31	52.85	10,509	1.10	0.16	70
03/31/22	15.31	0.02	(1.48)	(1.46)	(0.03)	(3.08)	(3.11)	10.74	(12.79)	8,781	1.09	0.16	60
SA Multi-Managed Moderate Growth Portfolio Class 2
03/31/18	12.51	0.09	1.05	1.14	(0.11)	(0.66)	(0.77)	12.88	9.10	42,662	1.23	0.69	54
03/31/19	12.88	0.12	0.65	0.77	(0.16)	(0.90)	(1.06)	12.59	6.50	39,368	1.23	0.89	53
03/31/20	12.59	0.06	(0.32)	(0.26)	(0.15)	(1.03)	(1.18)	11.15	(2.81)	33,790	1.27	0.50	84
03/31/21	11.15	0.00	5.89	5.89	(0.09)	(1.67)	(1.76)	15.28	52.66	46,006	1.25	0.02	70
03/31/22	15.28	0.00	(1.47)	(1.47)	(0.01)	(3.08)	(3.09)	10.72	(12.88)	39,047	1.24	0.01	60
SA Multi-Managed Moderate Growth Portfolio Class 3
03/31/18	12.49	0.08	1.05	1.13	(0.09)	(0.66)	(0.75)	12.87	9.07	35,834	1.33	0.59	54
03/31/19	12.87	0.10	0.65	0.75	(0.14)	(0.90)	(1.04)	12.58	6.37	32,172	1.33	0.78	53
03/31/20	12.58	0.05	(0.33)	(0.28)	(0.13)	(1.03)	(1.16)	11.14	(2.92)	25,456	1.37	0.41	84
03/31/21	11.14	(0.01)	5.87	5.86	(0.07)	(1.67)	(1.74)	15.26	52.46	35,270	1.35	(0.08)	70
03/31/22	15.26	(0.01)	(1.47)	(1.48)	—	(3.08)	(3.08)	10.70	(12.94)	29,444	1.34	(0.09)	60

*
Calculated based upon average shares outstanding
**
Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.
(1)
Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:
	03/31/18	03/31/19	03/31/20	03/31/21	03/31/22
SA Multi-Managed Moderate Growth Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Moderate Growth Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Moderate Growth Portfolio Class 3	0.00	0.00	0.00	0.00	0.00
(2)
Net of the following expense reimbursements and waivers (based on average net assets):
	03/31/18	03/31/19	03/31/20	03/31/21	03/31/22
SA Multi-Managed Moderate Growth Portfolio Class 1	0.00%	0.03%	0.05%	0.05%	0.05%
SA Multi-Managed Moderate Growth Portfolio Class 2	0.00	0.03	0.05	0.05	0.05
SA Multi-Managed Moderate Growth Portfolio Class 3	0.00	0.03	0.05	0.05	0.05

Financial Highlights

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest-ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets	Ratio of net investment income to average net assets	Portfolio turnover
SA Multi-Managed Income/Equity Portfolio Class 1
03/31/18	$10.99	$0.16	$0.58	$0.74	$(0.19)	$(0.35)	$(0.54)	$11.19	6.70%	$8,614	1.08%(1)	1.40%(1)	62%
03/31/19	11.19	0.19	0.53	0.72	(0.23)	(0.52)	(0.75)	11.16	6.86	8,087	1.10(1)(2)	1.71(1)(2)	51
03/31/20	11.16	0.14	0.22	0.36	(0.24)	(0.51)	(0.75)	10.77	3.13	6,646	1.15(1)(2)	1.22(1)(2)	77
03/31/21	10.77	0.07	3.10	3.17	(0.19)	(1.33)	(1.52)	12.42	28.99	7,846	1.15(2)	0.55(2)	60
03/31/22	12.42	0.08	(1.31)	(1.23)	(0.09)	(1.86)	(1.95)	9.24	(12.13)	6,075	1.15(2)	0.64(2)	47
SA Multi-Managed Income/Equity Portfolio Class 2
03/31/18	10.97	0.14	0.58	0.72	(0.17)	(0.35)	(0.52)	11.17	6.54	33,123	1.23(1)	1.25(1)	62
03/31/19	11.17	0.18	0.52	0.70	(0.21)	(0.52)	(0.73)	11.14	6.69	30,313	1.25(1)(2)	1.56(1)(2)	51
03/31/20	11.14	0.12	0.22	0.34	(0.22)	(0.51)	(0.73)	10.75	2.96	25,142	1.30(1)(2)	1.07(1)(2)	77
03/31/21	10.75	0.05	3.10	3.15	(0.17)	(1.33)	(1.50)	12.40	28.85	31,277	1.30(2)	0.40(2)	60
03/31/22	12.40	0.06	(1.30)	(1.24)	(0.07)	(1.86)	(1.93)	9.23	(12.21)	25,089	1.30(2)	0.49(2)	47
SA Multi-Managed Income/Equity Portfolio Class 3
03/31/18	10.97	0.13	0.59	0.72	(0.16)	(0.35)	(0.51)	11.18	6.50	18,900	1.33(1)	1.15(1)	62
03/31/19	11.18	0.16	0.53	0.69	(0.20)	(0.52)	(0.72)	11.15	6.55	17,028	1.35(1)(2)	1.46(1)(2)	51
03/31/20	11.15	0.11	0.22	0.33	(0.21)	(0.51)	(0.72)	10.76	2.86	15,171	1.40(1)(2)	0.97(1)(2)	77
03/31/21	10.76	0.04	3.09	3.13	(0.15)	(1.33)	(1.48)	12.41	28.70	18,292	1.40(2)	0.30(2)	60
03/31/22	12.41	0.05	(1.31)	(1.26)	(0.06)	(1.86)	(1.92)	9.23	(12.36)	15,867	1.40(2)	0.39(2)	47

*
Calculated based upon average shares outstanding
**
Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.
(1)
Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:
	03/31/18	03/31/19	03/31/20
SA Multi-Managed Income/Equity Portfolio Class 1	0.00%	0.00%	0.00%
SA Multi-Managed Income/Equity Portfolio Class 2	0.00	0.00	0.00
SA Multi-Managed Income/Equity Portfolio Class 3	0.00	0.00	0.00
(2)
Net of the following expense reimbursements and waivers (based on average net assets):
	03/31/19	03/31/20	03/31/21	03/31/22
Multi-Managed Income/Equity Portfolio Class 1	0.03%	0.04%	0.04%	0.04%
Multi-Managed Income/Equity Portfolio Class 2	0.03	0.04	0.04	0.04
Multi-Managed Income/Equity Portfolio Class 3	0.03	0.04	0.04	0.04

Financial Highlights

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest-ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets	Ratio of net investment income to average net assets	Portfolio turnover
SA Multi-Managed Income Portfolio Class 1
03/31/18	$11.04	$0.20	$0.25	$0.45	$(0.22)	$(0.22)	$(0.44)	$11.05	4.08%	$5,538	1.09%(1)	1.74%(1)	62%
03/31/19	11.05	0.23	0.33	0.56	(0.25)	(0.30)	(0.55)	11.06	5.39	5,122	1.14(1)(2)	2.07(1)(2)	49
03/31/20	11.06	0.19	0.32	0.51	(0.31)	(0.25)	(0.56)	11.01	4.50	4,271	1.22(1)(2)	1.67(1)(2)	63
03/31/21	11.01	0.11	1.78	1.89	(0.23)	(0.85)	(1.08)	11.82	16.94	5,027	1.24(2)	0.90(2)	48
03/31/22	11.82	0.12	(1.05)	(0.93)	(0.11)	(1.08)	(1.19)	9.70	(8.97)	3,820	1.23(2)	1.02(2)	41
SA Multi-Managed Income Portfolio Class 2
03/31/18	11.03	0.18	0.25	0.43	(0.20)	(0.22)	(0.42)	11.04	3.92	27,062	1.24(1)	1.59(1)	62
03/31/19	11.04	0.21	0.33	0.54	(0.23)	(0.30)	(0.53)	11.05	5.22	24,779	1.29(1)(2)	1.92(1)(2)	49
03/31/20	11.05	0.17	0.32	0.49	(0.29)	(0.25)	(0.54)	11.00	4.33	21,120	1.37(1)(2)	1.52(1)(2)	63
03/31/21	11.00	0.09	1.78	1.87	(0.21)	(0.85)	(1.06)	11.81	16.79	25,124	1.39(2)	0.74(2)	48
03/31/22	11.81	0.10	(1.05)	(0.95)	(0.09)	(1.08)	(1.17)	9.69	(9.12)	21,200	1.38(2)	0.87(2)	41
SA Multi-Managed Income Portfolio Class 3
03/31/18	11.03	0.17	0.25	0.42	(0.19)	(0.22)	(0.41)	11.04	3.81	16,906	1.34(1)	1.49(1)	62
03/31/19	11.04	0.20	0.33	0.53	(0.22)	(0.30)	(0.52)	11.05	5.10	15,206	1.39(1)(2)	1.82(1)(2)	49
03/31/20	11.05	0.16	0.31	0.47	(0.27)	(0.25)	(0.52)	11.00	4.21	12,143	1.47(1)(2)	1.41(1)(2)	63
03/31/21	11.00	0.08	1.78	1.86	(0.20)	(0.85)	(1.05)	11.81	16.66	14,519	1.49(2)	0.65(2)	48
03/31/22	11.81	0.09	(1.05)	(0.96)	(0.08)	(1.08)	(1.16)	9.69	(9.21)	12,027	1.48(2)	0.77(2)	41

*
Calculated based upon average shares outstanding
**
Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.
(1)
Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:
	03/31/18	03/31/19	03/31/20
SA Multi-Managed Income Portfolio Class 1	0.00%	0.00%	0.00%
SA Multi-Managed Income Portfolio Class 2	0.00	0.00	0.00
SA Multi-Managed Income Portfolio Class 3	0.00	0.00	0.00
(2)
Net of the following expense reimbursements and waivers (based on average net assets):
	03/31/19	03/31/20	03/31/21	03/31/22
Multi-Managed Income Portfolio Class 1	0.02%	0.03%	0.03%	0.03%
Multi-Managed Income Portfolio Class 2	0.02	0.03	0.03	0.03
Multi-Managed Income Portfolio Class 3	0.02	0.03	0.03	0.03

Financial Highlights

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest-ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(2)	Ratio of net investment income to average net assets(2)	Portfolio turnover
SA Putnam Asset Allocation Diversified Growth Portfolio Class 1
03/31/18	$11.85	$0.19	$1.29	$1.48	$(0.21)	$(0.97)	$(1.18)	$12.15	12.43%	$15,727	0.96%(1)	1.49%(1)	69%
03/31/19	12.15	0.18	0.08	0.26	(0.25)	(0.44)	(0.69)	11.72	2.43(3)	14,836	0.93(1)	1.47(1)	101
03/31/20	11.72	0.20	(1.39)	(1.19)	(0.17)	(0.41)	(0.58)	9.95	(10.95)	12,257	0.91(1)	1.68(1)	66
03/31/21	9.95	0.16	4.41	4.57	(0.18)	—	(0.18)	14.34	45.93	16,639	0.86	1.29	77
03/31/22	14.34	0.15	0.88	1.03	(0.22)	(1.00)	(1.22)	14.15	6.77	13,475	0.85	1.00	102
SA Putnam Asset Allocation Diversified Growth Portfolio Class 2
03/31/18	11.85	0.17	1.29	1.46	(0.19)	(0.97)	(1.16)	12.15	12.25	55,477	1.11(1)	1.33(1)	69
03/31/19	12.15	0.16	0.08	0.24	(0.23)	(0.44)	(0.67)	11.72	2.26(3)	50,708	1.08(1)	1.32(1)	101
03/31/20	11.72	0.18	(1.39)	(1.21)	(0.15)	(0.41)	(0.56)	9.95	(11.09)	42,497	1.06(1)	1.54(1)	66
03/31/21	9.95	0.14	4.41	4.55	(0.16)	—	(0.16)	14.34	45.75	56,213	1.01	1.14	77
03/31/22	14.34	0.13	0.88	1.01	(0.20)	(1.00)	(1.20)	14.15	6.62	46,756	1.00	0.85	102
SA Putnam Asset Allocation Diversified Growth Portfolio Class 3
03/31/18	11.83	0.15	1.28	1.43	(0.18)	(0.97)	(1.15)	12.11	12.07	77,570	1.21(1)	1.24(1)	69
03/31/19	12.11	0.15	0.09	0.24	(0.22)	(0.44)	(0.66)	11.69	2.25(3)	100,587	1.18(1)	1.23(1)	101
03/31/20	11.69	0.17	(1.39)	(1.22)	(0.14)	(0.41)	(0.55)	9.92	(11.16)	97,057	1.16(1)	1.42(1)	66
03/31/21	9.92	0.13	4.39	4.52	(0.15)	—	(0.15)	14.29	45.59	139,730	1.11	1.04	77
03/31/22	14.29	0.11	0.87	0.98	(0.19)	(1.00)	(1.19)	14.08	6.44	151,309	1.10	0.75	102

*
Calculated based upon average shares outstanding
**
Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.
(1)
Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:
	03/31/18	03/31/19	03/31/20
SA Putnam Asset Allocation Diversified Growth Portfolio Class 1	0.00%	0.00%	0.00%
SA Putnam Asset Allocation Diversified Growth Portfolio Class 2	0.00	0.00	0.00
SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	0.00	0.00	0.00
(2)
Net of the following expense reimbursements and waivers (based on average net assets):
	03/31/18	03/31/19	03/31/20	03/31/21	03/31/22
SA Putnam Asset Allocation Diversified Growth Portfolio Class 1	0.10%	0.12%	0.15%	0.15%	0.15%
SA Putnam Asset Allocation Diversified Growth Portfolio Class 2	0.10	0.12	0.15	0.15	0.15
SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	0.10	0.12	0.15	0.15	0.15
(3)
The Portfolio’s performance figure was increased by less than 0.01%from reimbursement of losses on the disposal of investments in violation of investment restrictions.

Financial Highlights

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest-ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets	Ratio of net investment income to average net assets	Portfolio turnover
SA T. Rowe Price Growth Stock Portfolio Class 1
03/31/18	$24.79	$0.01	$5.93	$5.94	$—	$(3.42)	$(3.42)	$27.31	24.49%	$333,144	0.87%(1)	0.02%(1)	50%
03/31/19	27.31	0.01	2.29	2.30	—	(6.91)	(6.91)	22.70	10.40	328,479	0.88	0.03	30
03/31/20	22.70	(0.04)	(0.71)	(0.75)	—	(2.04)	(2.04)	19.91	(4.34)	301,339	0.89	(0.17)	44
03/31/21	19.91	(0.13)	12.91	12.78	(0.01)	(2.96)	(2.97)	29.72	64.68	364,073	0.87	(0.46)	32
03/31/22	29.72	(0.17)	0.87	0.70	—	(6.53)	(6.53)	23.89	(1.67)	348,810	0.87	(0.58)	30
SA T. Rowe Price Growth Stock Portfolio Class 2
03/31/18	24.23	(0.04)	5.80	5.76	—	(3.42)	(3.42)	26.57	24.31	43,404	1.02(1)	(0.13)(1)	50
03/31/19	26.57	(0.03)	2.21	2.18	—	(6.91)	(6.91)	21.84	10.23	40,322	1.03	(0.12)	30
03/31/20	21.84	(0.07)	(0.67)	(0.74)	—	(2.04)	(2.04)	19.06	(4.47)	34,893	1.04	(0.32)	44
03/31/21	19.06	(0.16)	12.34	12.18	—	(2.96)	(2.96)	28.28	64.42	44,393	1.02	(0.61)	32
03/31/22	28.28	(0.21)	0.90	0.69	—	(6.53)	(6.53)	22.44	(1.80)	37,603	1.02	(0.73)	30
SA T. Rowe Price Growth Stock Portfolio Class 3
03/31/18	23.90	(0.06)	5.71	5.65	—	(3.42)	(3.42)	26.13	24.18	35,916	1.12(1)	(0.23)(1)	50
03/31/19	26.13	(0.06)	2.16	2.10	—	(6.91)	(6.91)	21.32	10.08	32,944	1.13	(0.22)	30
03/31/20	21.32	(0.09)	(0.64)	(0.73)	—	(2.04)	(2.04)	18.55	(4.53)	27,780	1.14	(0.42)	44
03/31/21	18.55	(0.18)	11.99	11.81	—	(2.96)	(2.96)	27.40	64.18	35,574	1.12	(0.71)	32
03/31/22	27.40	(0.23)	0.91	0.68	—	(6.53)	(6.53)	21.55	(1.90)	28,813	1.12	(0.83)	30

*
Calculated based upon average shares outstanding
**
Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.
(1)
Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:
03/31/18
SA T. Rowe Price Growth Stock Portfolio Class 1	0.00%
SA T. Rowe Price Growth Stock Portfolio Class 2	0.00
SA T. Rowe Price Growth Stock Portfolio Class 3	0.00

Financial Highlights

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest-ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets	Ratio of net investment income to average net assets	Portfolio turnover
SA Multi-Managed Large Cap Growth Portfolio Class 1
03/31/18	$13.69	$0.07	$2.54	$2.61	$(0.08)	$(0.90)	$(0.98)	$15.32	19.23%	$458,603	0.81%(1)	0.49%(1)	36%
03/31/19	15.32	0.07	1.52	1.59	(0.10)	(2.45)	(2.55)	14.36	11.68	445,895	0.77(1)(2)	0.44(1)(2)	45
03/31/20	14.36	0.03	(0.18)	(0.15)	(0.07)	(1.88)	(1.95)	12.26	(2.43)	388,579	0.76(1)(2)	0.23(1)(2)	69
03/31/21	12.26	(0.02)	8.73	8.71	(0.04)	(2.47)	(2.51)	18.46	71.02	450,154	0.73(2)	(0.13)(2)	45
03/31/22	18.46	(0.05)	0.93	0.88	—	(5.08)	(5.08)	14.26	0.39	450,952	0.73(2)	(0.29)(2)	42
SA Multi-Managed Large Cap Growth Portfolio Class 2
03/31/18	13.44	0.05	2.49	2.54	(0.06)	(0.90)	(0.96)	15.02	19.07	34,895	0.96(1)	0.34(1)	36
03/31/19	15.02	0.04	1.49	1.53	(0.07)	(2.45)	(2.52)	14.03	11.52	31,938	0.92(1)(2)	0.28(1)(2)	45
03/31/20	14.03	0.01	(0.18)	(0.17)	(0.05)	(1.88)	(1.93)	11.93	(2.65)	25,851	0.91(1)(2)	0.08(1)(2)	69
03/31/21	11.93	(0.05)	8.51	8.46	(0.02)	(2.47)	(2.49)	17.90	70.84	38,448	0.88(2)	(0.28)(2)	45
03/31/22	17.90	(0.08)	0.93	0.85	—	(5.08)	(5.08)	13.67	0.23	33,225	0.88(2)	(0.44)(2)	42
SA Multi-Managed Large Cap Growth Portfolio Class 3
03/31/18	13.31	0.04	2.46	2.50	(0.04)	(0.90)	(0.94)	14.87	18.96	18,417	1.06(1)	0.24(1)	36
03/31/19	14.87	0.03	1.47	1.50	(0.06)	(2.45)	(2.51)	13.86	11.38	17,679	1.02(1)(2)	0.19(1)(2)	45
03/31/20	13.86	(0.00)	(0.18)	(0.18)	(0.03)	(1.88)	(1.91)	11.77	(2.73)	13,717	1.01(1)(2)	(0.02)(1)(2)	69
03/31/21	11.77	(0.07)	8.39	8.32	—	(2.47)	(2.47)	17.62	70.65	20,395	0.98(2)	(0.38)(2)	45
03/31/22	17.62	(0.10)	0.93	0.83	—	(5.08)	(5.08)	13.37	0.09	18,008	0.98(2)	(0.54)(2)	42

*
Calculated based upon average shares outstanding
**
Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.
(1)
Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:
	03/31/18	03/31/19	03/31/20
SA Multi-Managed Large Cap Growth Portfolio Class 1	0.00%	0.00%	0.00%
SA Multi-Managed Large Cap Growth Portfolio Class 2	0.00	0.00	0.00
SA Multi-Managed Large Cap Growth Portfolio Class 3	0.00	0.00	0.00
(2)
Net of the following expense reimbursements and waivers (based on average net assets):
	03/31/19	03/31/20	03/31/21	03/31/22
SA Multi-Managed Large Cap Growth Portfolio Class 1	0.05%	0.07%	0.08%	0.08%
SA Multi-Managed Large Cap Growth Portfolio Class 2	0.05	0.07	0.08	0.08
SA Multi-Managed Large Cap Growth Portfolio Class 3	0.05	0.07	0.08	0.08

Financial Highlights

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest-ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover
SA Multi-Managed Large Cap Value Portfolio Class 1
03/31/18	$17.30	$0.32	$0.92	$1.24	$(0.40)	$(1.42)	$(1.82)	$16.72	6.97%	$825,844	0.78%	1.79%	34%
03/31/19	16.72	0.31	0.30	0.61	(0.34)	(2.01)	(2.35)	14.98	4.25	702,244	0.79	1.92	36
03/31/20	14.98	0.28	(2.16)	(1.88)	(0.40)	(0.90)	(1.30)	11.80	(14.52)	556,173	0.80	1.80	62
03/31/21	11.80	0.28	5.56	5.84	(0.26)	(0.85)	(1.11)	16.53	50.22	763,236	0.79	1.94	45
03/31/22	16.53	0.24	1.88	2.12	(0.31)	(0.99)	(1.30)	17.35	13.16	739,720	0.78	1.36	40
SA Multi-Managed Large Cap Value Portfolio Class 2
03/31/18	17.29	0.29	0.92	1.21	(0.38)	(1.42)	(1.80)	16.70	6.77	27,174	0.93	1.63	34
03/31/19	16.70	0.29	0.29	0.58	(0.31)	(2.01)	(2.32)	14.96	4.06	24,198	0.94	1.78	36
03/31/20	14.96	0.25	(2.15)	(1.90)	(0.37)	(0.90)	(1.27)	11.79	(14.61)	17,581	0.95	1.64	62
03/31/21	11.79	0.26	5.55	5.81	(0.24)	(0.85)	(1.09)	16.51	49.95	24,509	0.94	1.79	45
03/31/22	16.51	0.21	1.89	2.10	(0.29)	(0.99)	(1.28)	17.33	13.02	23,698	0.93	1.21	40
SA Multi-Managed Large Cap Value Portfolio Class 3
03/31/18	17.28	0.27	0.92	1.19	(0.35)	(1.42)	(1.77)	16.70	6.70	14,784	1.03	1.53	34
03/31/19	16.70	0.27	0.29	0.56	(0.29)	(2.01)	(2.30)	14.96	3.94	13,131	1.04	1.68	36
03/31/20	14.96	0.24	(2.16)	(1.92)	(0.35)	(0.90)	(1.25)	11.79	(14.71)	9,330	1.05	1.54	62
03/31/21	11.79	0.24	5.55	5.79	(0.22)	(0.85)	(1.07)	16.51	49.77	11,866	1.04	1.69	45
03/31/22	16.51	0.19	1.89	2.08	(0.27)	(0.99)	(1.26)	17.33	12.90	11,283	1.03	1.11	40
SA Multi-Managed Mid Cap Growth Portfolio Class 1
03/31/18	17.09	(0.01)	3.55	3.54	—	(1.65)	(1.65)	18.98	21.07	191,355	0.93	(0.03)	45
03/31/19	18.98	(0.01)	2.20	2.19	—	(2.19)	(2.19)	18.98	12.89	187,604	0.94	(0.07)	37
03/31/20	18.98	(0.04)	(1.42)	(1.46)	—	(2.07)	(2.07)	15.45	(9.65)	153,668	0.95	(0.19)	47
03/31/21	15.45	(0.13)	12.47	12.34	—	(2.84)	(2.84)	24.95	79.25	199,683	0.94	(0.56)	65
03/31/22	24.95	(0.13)	(0.16)	(0.29)	—	(7.65)	(7.65)	17.01	(5.65)	167,780	0.94	(0.56)	60
SA Multi-Managed Mid Cap Growth Portfolio Class 2
03/31/18	16.43	(0.03)	3.41	3.38	—	(1.65)	(1.65)	18.16	20.94	23,377	1.08	(0.18)	45
03/31/19	18.16	(0.04)	2.09	2.05	—	(2.19)	(2.19)	18.02	12.69	22,407	1.09	(0.22)	37
03/31/20	18.02	(0.06)	(1.32)	(1.38)	—	(2.07)	(2.07)	14.57	(9.72)	17,335	1.10	(0.34)	47
03/31/21	14.57	(0.15)	11.74	11.59	—	(2.84)	(2.84)	23.32	78.88	26,864	1.09	(0.71)	65
03/31/22	23.32	(0.15)	(0.07)	(0.22)	—	(7.65)	(7.65)	15.45	(5.76)	22,730	1.09	(0.71)	60
SA Multi-Managed Mid Cap Growth Portfolio Class 3
03/31/18	16.07	(0.05)	3.33	3.28	—	(1.65)	(1.65)	17.70	20.79	15,193	1.18	(0.28)	45
03/31/19	17.70	(0.06)	2.04	1.98	—	(2.19)	(2.19)	17.49	12.62	14,806	1.19	(0.32)	37
03/31/20	17.49	(0.08)	(1.27)	(1.35)	—	(2.07)	(2.07)	14.07	(9.84)	10,933	1.20	(0.44)	47
03/31/21	14.07	(0.17)	11.34	11.17	—	(2.84)	(2.84)	22.40	78.69	16,308	1.19	(0.81)	65
03/31/22	22.40	(0.17)	(0.02)	(0.19)	—	(7.65)	(7.65)	14.56	(5.88)	13,772	1.19	(0.81)	60

*
Calculated based upon average shares outstanding
**
Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.
(1)
Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:
	03/31/18	03/31/19	03/31/20	03/31/21	03/31/22
SA Multi-Managed Large Cap Value Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Large Cap Value Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Large Cap Value Portfolio Class 3	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Mid Cap Growth Portfolio Class 1	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Mid Cap Growth Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Mid Cap Growth Portfolio Class 3	0.00	0.00	0.00	0.00	0.00

Financial Highlights

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest-ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets	Ratio of net investment income to average net assets	Portfolio turnover
SA Multi-Managed Mid Cap Value Portfolio Class 1
03/31/18	$18.09	$0.15	$1.11	$1.26	$(0.24)	$(2.32)	$(2.56)	$16.79	6.82%	$211,203	0.93%(1)	0.85%(1)	30%
03/31/19	16.79	0.18	0.04	0.22	(0.16)	(1.15)	(1.31)	15.70	1.65	195,861	0.94	1.08	29
03/31/20	15.70	0.20	(3.54)	(3.34)	(0.22)	(0.88)	(1.10)	11.26	(23.20)	144,314	0.96	1.25	36
03/31/21	11.26	0.14	8.04	8.18	(0.19)	(0.57)	(0.76)	18.68	73.16	220,104	0.95	0.92	29
03/31/22	18.68	0.13	2.10	2.23	(0.19)	(0.92)	(1.11)	19.80	12.04	205,935	0.95	0.67	29
SA Multi-Managed Mid Cap Value Portfolio Class 2
03/31/18	18.05	0.13	1.09	1.22	(0.21)	(2.32)	(2.53)	16.74	6.63	25,021	1.08(1)	0.70(1)	30
03/31/19	16.74	0.15	0.04	0.19	(0.13)	(1.15)	(1.28)	15.65	1.47	22,284	1.09	0.93	29
03/31/20	15.65	0.17	(3.53)	(3.36)	(0.19)	(0.88)	(1.07)	11.22	(23.34)	14,917	1.11	1.09	36
03/31/21	11.22	0.12	8.02	8.14	(0.17)	(0.57)	(0.74)	18.62	73.00	23,122	1.10	0.77	29
03/31/22	18.62	0.10	2.10	2.20	(0.17)	(0.92)	(1.09)	19.73	11.89	22,040	1.10	0.51	29
SA Multi-Managed Mid Cap Value Portfolio Class 3
03/31/18	18.01	0.11	1.09	1.20	(0.19)	(2.32)	(2.51)	16.70	6.53	16,337	1.18(1)	0.60(1)	30
03/31/19	16.70	0.14	0.04	0.18	(0.11)	(1.15)	(1.26)	15.62	1.40	14,219	1.19	0.82	29
03/31/20	15.62	0.16	(3.52)	(3.36)	(0.18)	(0.88)	(1.06)	11.20	(23.41)	9,654	1.21	0.99	36
03/31/21	11.20	0.10	8.01	8.11	(0.15)	(0.57)	(0.72)	18.59	72.87	14,260	1.20	0.67	29
03/31/22	18.59	0.08	2.08	2.16	(0.15)	(0.92)	(1.07)	19.68	11.69	13,418	1.20	0.41	29
SA Multi-Managed Small Cap Portfolio Class 1
03/31/18	14.08	0.03	1.55	1.58	(0.06)	(1.32)	(1.38)	14.28	11.30	255,293	0.91(1)(2)	0.19(1)(2)	30
03/31/19	14.28	0.03	(0.16)	(0.13)	(0.03)	(1.06)	(1.09)	13.06	(0.67)	236,342	0.92(1)(2)	0.19(1)(2)	41
03/31/20	13.06	0.03	(2.95)	(2.92)	(0.03)	(1.11)	(1.14)	9.00	(24.88)	143,176	0.96(1)	0.24(1)	65
03/31/21	9.00	0.03	8.04	8.07	(0.04)	(1.77)	(1.81)	15.26	91.05	230,594	0.95(1)	0.26(1)	55
03/31/22	15.26	0.02	0.13	0.15	(0.03)	(1.84)	(1.87)	13.54	0.33	205,586	0.94(1)	0.15(1)	50
SA Multi-Managed Small Cap Portfolio Class 2
03/31/18	13.75	0.01	1.51	1.52	(0.04)	(1.32)	(1.36)	13.91	11.13	17,739	1.06(1)(2)	0.04(1)(2)	30
03/31/19	13.91	0.01	(0.17)	(0.16)	(0.00)	(1.06)	(1.06)	12.69	(0.88)	15,415	1.07(1)(2)	0.03(1)(2)	41
03/31/20	12.69	0.01	(2.85)	(2.84)	(0.01)	(1.11)	(1.12)	8.73	(24.95)	10,273	1.11(1)	0.10(1)	65
03/31/21	8.73	0.01	7.79	7.80	(0.02)	(1.77)	(1.79)	14.74	90.75	17,618	1.10(1)	0.11(1)	55
03/31/22	14.74	0.00	0.12	0.12	(0.01)	(1.84)	(1.85)	13.01	0.14	15,175	1.09(1)	0.00(1)	50
SA Multi-Managed Small Cap Portfolio Class 3
03/31/18	13.55	(0.01)	1.49	1.48	(0.02)	(1.32)	(1.34)	13.69	11.03	12,309	1.16(1)(2)	(0.06)(1)(2)	30
03/31/19	13.69	(0.01)	(0.15)	(0.16)	—	(1.06)	(1.06)	12.47	(0.92)	10,647	1.17(1)(2)	(0.07)(1)(2)	41
03/31/20	12.47	0.00	(2.80)	(2.80)	—	(1.11)	(1.11)	8.56	(25.05)	6,905	1.21(1)	(0.01)(1)	65
03/31/21	8.56	0.00	7.62	7.62	(0.00)	(1.77)	(1.77)	14.41	90.49	11,334	1.20(1)	0.01(1)	55
03/31/22	14.41	(0.01)	0.12	0.11	—	(1.84)	(1.84)	12.68	0.06	9,747	1.19(1)	(0.10)(1)	50

*
Calculated based upon average shares outstanding
**
Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.
(1)
Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:
	03/31/18	03/31/19	03/31/20	03/31/21	03/31/22
SA Multi-Managed Mid Cap Value Class 1	0.00%	—%	—%	—%	—%
SA Multi-Managed Mid Cap Value Class 2	0.00	—	—	—	—
SA Multi-Managed Mid Cap Value Class 3	0.00	—	—	—	—
SA Multi-Managed Small Cap Portfolio Class 1	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Small Cap Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Small Cap Portfolio Class 3	0.00	0.00	0.00	0.00	0.00
(2)
Net of the following expense reimbursements and waivers (based on average net assets):
	03/31/18	03/31/19
SA Multi-Managed Small Cap Portfolio Class 1	0.00%	0.00%
SA Multi-Managed Small Cap Portfolio Class 2	0.00	0.00
SA Multi-Managed Small Cap Portfolio Class 3	0.00	0.00

Financial Highlights

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest-ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets	Ratio of net investment income to average net assets	Portfolio turnover
SA Multi-Managed International Equity Portfolio Class 1
03/31/18	$8.50	$0.16	$1.23	$1.39	$(0.20)	$—	$(0.20)	$9.69	16.37%(2)	$577,544	0.95%(1)	1.72%(1)	20%
03/31/19	9.69	0.21	(0.66)	(0.45)	(0.26)	—	(0.26)	8.98	(4.44)	410,320	0.99(1)	2.27(1)	22
03/31/20	8.98	0.17	(1.23)	(1.06)	(0.30)	(0.78)	(1.08)	6.84	(14.19)	265,249	1.04(1)	1.88(1)	20
03/31/21	6.84	0.11	3.29	3.40	(0.16)	(0.14)	(0.30)	9.94	49.70	354,716	0.97(1)	1.27(1)	22
03/31/22	9.94	0.16	(0.20)	(0.04)	(0.15)	(0.51)	(0.66)	9.24	(0.84)	332,409	1.00(1)	1.55(1)	18
SA Multi-Managed International Equity Portfolio Class 2
03/31/18	8.51	0.15	1.24	1.39	(0.19)	—	(0.19)	9.71	16.33(2)	21,848	1.10(1)	1.54(1)	20
03/31/19	9.71	0.19	(0.66)	(0.47)	(0.24)	—	(0.24)	9.00	(4.61)	17,959	1.14(1)	2.07(1)	22
03/31/20	9.00	0.14	(1.22)	(1.08)	(0.28)	(0.78)	(1.06)	6.86	(14.30)	13,398	1.19(1)	1.61(1)	20
03/31/21	6.86	0.10	3.29	3.39	(0.14)	(0.14)	(0.28)	9.97	49.49	19,379	1.12(1)	1.15(1)	22
03/31/22	9.97	0.14	(0.20)	(0.06)	(0.14)	(0.51)	(0.65)	9.26	(1.08)	16,909	1.15(1)	1.41(1)	18
SA Multi-Managed International Equity Portfolio Class 3
03/31/18	8.48	0.14	1.23	1.37	(0.18)	—	(0.18)	9.67	16.12(2)	16,719	1.20(1)	1.46(1)	20
03/31/19	9.67	0.18	(0.65)	(0.47)	(0.23)	—	(0.23)	8.97	(4.66)	13,689	1.24(1)	1.96(1)	22
03/31/20	8.97	0.14	(1.22)	(1.08)	(0.27)	(0.78)	(1.05)	6.84	(14.34)	10,100	1.29(1)	1.53(1)	20
03/31/21	6.84	0.09	3.28	3.37	(0.13)	(0.14)	(0.27)	9.94	49.35	13,369	1.22(1)	1.04(1)	22
03/31/22	9.94	0.13	(0.20)	(0.07)	(0.13)	(0.51)	(0.64)	9.23	(1.18)	11,304	1.25(1)	1.31(1)	18
SA Multi-Managed Diversified Fixed Income Portfolio Class 1
03/31/18	11.66	0.27	(0.11)	0.16	(0.27)	(0.02)	(0.29)	11.53	1.38	1,023,385	0.68	2.29	63
03/31/19	11.53	0.31	0.13	0.44	(0.31)	(0.03)	(0.34)	11.63	4.03	928,761	0.68	2.68	38
03/31/20	11.63	0.30	0.44	0.74	(0.38)	—	(0.38)	11.99	6.36	866,019	0.69	2.49	45
03/31/21	11.99	0.23	0.24	0.47	(0.33)	(0.26)	(0.59)	11.87	3.81	948,017	0.68	1.88	41
03/31/22	11.87	0.20	(0.72)	(0.52)	(0.21)	(0.28)	(0.49)	10.86	(4.61)	870,018	0.68	1.68	39
SA Multi-Managed Diversified Fixed Income Portfolio Class 2
03/31/18	11.65	0.25	(0.12)	0.13	(0.25)	(0.02)	(0.27)	11.51	1.14	24,193	0.83	2.14	63
03/31/19	11.51	0.29	0.14	0.43	(0.29)	(0.03)	(0.32)	11.62	3.91	19,873	0.83	2.53	38
03/31/20	11.62	0.28	0.45	0.73	(0.36)	—	(0.36)	11.99	6.27	19,442	0.84	2.34	45
03/31/21	11.99	0.22	0.22	0.44	(0.31)	(0.26)	(0.57)	11.86	3.58	20,138	0.84	1.73	41
03/31/22	11.86	0.18	(0.72)	(0.54)	(0.19)	(0.28)	(0.47)	10.85	(4.78)	17,263	0.83	1.53	39
SA Multi-Managed Diversified Fixed Income Portfolio Class 3
03/31/18	11.58	0.24	(0.12)	0.12	(0.23)	(0.02)	(0.25)	11.45	1.07	14,967	0.93	2.04	63
03/31/19	11.45	0.28	0.14	0.42	(0.28)	(0.03)	(0.31)	11.56	3.82	12,712	0.93	2.43	38
03/31/20	11.56	0.27	0.44	0.71	(0.34)	—	(0.34)	11.93	6.18	11,770	0.94	2.24	45
03/31/21	11.93	0.20	0.23	0.43	(0.30)	(0.26)	(0.56)	11.80	3.48	11,089	0.94	1.64	41
03/31/22	11.80	0.17	(0.72)	(0.55)	(0.17)	(0.28)	(0.45)	10.80	(4.83)	9,188	0.93	1.43	39

*
Calculated based upon average shares outstanding
**
Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.
(1)
Net of the following expense reimbursements and waivers (based on average net assets):
	03/31/18	03/31/19	03/31/20	03/31/21	03/31/22
SA Multi-Managed International Equity Portfolio Class 1	0.04%	0.04%	0.04%	0.04%	0.04%
SA Multi-Managed International Equity Portfolio Class 2	0.04	0.04	0.04	0.04	0.04
SA Multi-Managed International Equity Portfolio Class 3	0.04	0.04	0.04	0.04	0.04
(2)
The Portfolio’s performance figure was increased by less than 0.01%from gains on the disposal of investments in violation of investment restrictions.

Financial Highlights

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest-ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover
SA American Century Inflation Protection Portfolio# Class 1
03/31/18	$9.74	$0.09	$0.05	$0.14	$(0.24)	$—	$(0.24)	$9.64	1.42%	$364,977	0.58%	0.96%	23%
03/31/19	9.64	0.12	0.10	0.22	(0.36)	—	(0.36)	9.50	2.40	337,714	0.60	1.24	22
03/31/20	9.50	0.21	0.02	0.23	(0.04)	—	(0.04)	9.69	2.40	259,205	0.59	2.09	31
03/31/21	9.69	0.04	0.71	0.75	(0.29)	(0.08)	(0.37)	10.07	7.71	252,182	0.59	0.42	43
03/31/22	10.07	0.36	0.08	0.44	—	(0.25)	(0.25)	10.26	4.37	278,308	0.59	3.51	109
SA American Century Inflation Protection Portfolio# Class 3
03/31/18	9.66	0.07	0.04	0.11	(0.21)	—	(0.21)	9.56	1.18	412,469	0.83	0.72	23
03/31/19	9.56	0.10	0.10	0.20	(0.32)	—	(0.32)	9.44	2.17	387,047	0.85	1.02	22
03/31/20	9.44	0.17	0.03	0.20	(0.03)	—	(0.03)	9.61	2.14	335,450	0.84	1.74	31
03/31/21	9.61	0.02	0.71	0.73	(0.27)	(0.08)	(0.35)	9.99	7.51	407,229	0.84	0.18	43
03/31/22	9.99	0.33	0.07	0.40	—	(0.25)	(0.25)	10.14	4.00	431,710	0.84	3.23	109

*
Calculated based upon average shares outstanding
**
Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.
(1)
Net of the following expense reimbursements and waivers (based on average net assets):
	03/31/18	03/31/19	03/31/20	03/31/21	03/31/22
SA American Century Inflation Protection Portfolio# Class 1	0.05%	0.05%	0.05%	0.05%	0.05%
SA American Century Inflation Protection Portfolio# Class 3	0.05	0.05	0.05	0.05	0.05

Financial Highlights

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest-ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)(2)	Ratio of net investment income to average net assets(1)(2)	Portfolio turnover
SA Columbia Focused Value Portfolio Class 1
03/31/18	$18.83	$0.31	$2.14	$2.45	$(0.33)	$(0.59)	$(0.92)	$20.36	12.87%	$287,475	0.71%	1.51%	4%
03/31/19	20.36	0.58	(0.51)	0.07	(0.84)	(1.96)	(2.80)	17.63	1.76	273,629	0.72	2.95	16
03/31/20	17.63	0.32	(3.39)	(3.07)	(0.10)	(0.30)	(0.40)	14.16	(17.99)	188,851	0.73	1.77	12
03/31/21	14.16	0.59	9.45	10.04	(0.34)	(1.19)	(1.53)	22.67	71.65	334,737	0.72	3.12	35
03/31/22	22.67	0.38	2.39	2.77	(0.63)	(1.37)	(2.00)	23.44	12.61	339,287	0.71	1.59	14
SA Columbia Focused Value Portfolio Class 2
03/31/18	18.80	0.27	2.15	2.42	(0.30)	(0.59)	(0.89)	20.33	12.74	14,853	0.86	1.35	4
03/31/19	20.33	0.55	(0.49)	0.06	(0.74)	(1.96)	(2.70)	17.69	1.61	13,536	0.87	2.80	16
03/31/20	17.69	0.30	(3.41)	(3.11)	(0.09)	(0.30)	(0.39)	14.19	(18.14)	9,512	0.88	1.62	12
03/31/21	14.19	0.55	9.48	10.03	(0.31)	(1.19)	(1.50)	22.72	71.40	14,886	0.87	2.91	35
03/31/22	22.72	0.34	2.41	2.75	(0.60)	(1.37)	(1.97)	23.50	12.48	14,912	0.86	1.45	14
SA Columbia Focused Value Portfolio Class 3
03/31/18	18.76	0.25	2.14	2.39	(0.28)	(0.59)	(0.87)	20.28	12.60	10,566	0.96	1.25	4
03/31/19	20.28	0.53	(0.49)	0.04	(0.65)	(1.96)	(2.61)	17.71	1.51	9,295	0.97	2.70	16
03/31/20	17.71	0.28	(3.41)	(3.13)	(0.08)	(0.30)	(0.38)	14.20	(18.20)	6,713	0.98	1.52	12
03/31/21	14.20	0.53	9.48	10.01	(0.29)	(1.19)	(1.48)	22.73	71.19	9,951	0.97	2.81	35
03/31/22	22.73	0.32	2.40	2.72	(0.58)	(1.37)	(1.95)	23.50	12.32	9,288	0.96	1.35	14

*
Calculated based upon average shares outstanding
**
Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.
(1)
Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:
	03/31/18	03/31/19	03/31/20	03/31/21	03/31/22
SA Columbia Focused Value Portfolio Class 1	0.00%	0.00%	0.00%	0.01%	0.00%
SA Columbia Focused Value Portfolio Class 2	0.00	0.00	0.00	0.01	0.00
SA Columbia Focused Value Portfolio Class 3	0.00	0.00	0.00	0.01	0.00
(2)
Net of the following expense reimbursements and waivers (based on average net assets):
	03/31/18	03/31/19	03/31/20	03/31/21	03/31/22
SA Columbia Focused Value Portfolio Class 1	0.32%	0.32%	0.32%	0.32%	0.31%
SA Columbia Focused Value Portfolio Class 2	0.32	0.32	0.32	0.32	0.31
SA Columbia Focused Value Portfolio Class 3	0.32	0.32	0.32	0.32	0.31

Financial Highlights

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest-ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)(2)	Ratio of net investment income to average net assets(1)(2)	Portfolio turnover
SA Allocation Growth Portfolio Class 1
03/31/18	$13.40	$0.18	$1.36	$1.54	$(0.16)	$(0.33)	$(0.49)	$14.45	11.50%	$153	0.15%	1.27%	68%
03/31/19	14.45	0.33	0.07	0.40	(0.54)	(1.05)	(1.59)	13.26	4.14	150	0.15	2.32	20
03/31/20	13.26	0.18	(1.13)	(0.95)	(0.01)	(0.41)	(0.42)	11.89	(7.61)	136	0.15	1.29	26
03/31/21	11.89	0.23	5.31	5.54	(0.16)	(0.64)	(0.80)	16.63	46.76	228	0.13	1.57	29
03/31/22	16.63	0.07	0.63	0.70	(0.26)	(0.75)	(1.01)	16.32	3.85	5,436	0.12	0.45	10
SA Allocation Growth Portfolio Class 3
03/31/18	13.38	0.16	1.34	1.50	(0.14)	(0.33)	(0.47)	14.41	11.25	121,286	0.40	1.14	68
03/31/19	14.41	0.21	0.16	0.37	(0.49)	(1.05)	(1.54)	13.24	3.89	160,980	0.40	1.55	20
03/31/20	13.24	0.15	(1.14)	(0.99)	(0.00)	(0.41)	(0.41)	11.84	(7.90)	192,198	0.40	1.09	26
03/31/21	11.84	0.19	5.28	5.47	(0.13)	(0.64)	(0.77)	16.54	46.37	319,854	0.38	1.26	29
03/31/22	16.54	0.16	0.49	0.65	(0.23)	(0.75)	(0.98)	16.21	3.58	394,425	0.37	0.92	10
SA Allocation Moderate Growth Portfolio Class 1
03/31/18	11.24	0.18	0.90	1.08	(0.18)	(0.39)	(0.57)	11.75	9.64	147	0.11	1.51	57
03/31/19	11.75	0.15	0.13	0.28	(0.56)	(1.40)	(1.96)	10.07	4.24	374	0.12	1.42	18
03/31/20	10.07	0.18	(0.60)	(0.42)	(0.18)	(0.39)	(0.57)	9.08	(4.96)	190	0.12	1.67	22
03/31/21	9.08	0.18	3.23	3.41	—	(0.47)	(0.47)	12.02	37.59	256	0.12	1.65	23
03/31/22	12.02	0.16	0.19	0.35	(0.25)	(0.70)	(0.95)	11.42	2.49	257	0.11	1.30	10
SA Allocation Moderate Growth Portfolio Class 3
03/31/18	11.22	0.15	0.91	1.06	(0.17)	(0.39)	(0.56)	11.72	9.43	507,613	0.36	1.29	57
03/31/19	11.72	0.19	0.07	0.26	(0.51)	(1.40)	(1.91)	10.07	3.95	462,493	0.37	1.67	18
03/31/20	10.07	0.13	(0.58)	(0.45)	(0.15)	(0.39)	(0.54)	9.08	(5.19)	403,234	0.37	1.25	22
03/31/21	9.08	0.15	3.23	3.38	—	(0.47)	(0.47)	11.99	37.26	530,277	0.37	1.38	23
03/31/22	11.99	0.13	0.18	0.31	(0.22)	(0.70)	(0.92)	11.38	2.18	525,534	0.36	1.05	10

*
Calculated based upon average shares outstanding
**
Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total returns would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)
Does not include underlying fund expenses that the Portfolios bear indirectly.
(2)
Net of the following expense reimbursements and waivers (based on average net assets):
	03/31/18	03/31/19	03/31/20	03/31/21	03/31/22
SA Allocation Growth Portfolio Class 1	0.01%	0.01%	0.01%	0.01%	0.01%
SA Allocation Growth Portfolio Class 3	0.01	0.01	0.01	0.01	0.01
SA Allocation Moderate Growth Portfolio Class 1	0.01	0.01	0.01	0.01	0.01
SA Allocation Moderate Growth Portfolio Class 3	0.01	0.01	0.01	0.01	0.01

Financial Highlights

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest-ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)(2)	Ratio of net investment income to average net assets(1)(2)	Portfolio turnover
SA Allocation Moderate Portfolio Class 1
03/31/18	$11.12	$0.19	$0.75	$0.94	$(0.19)	$(0.26)	$(0.45)	$11.61	8.40%	$113	0.12%	1.61%	60%
03/31/19	11.61	0.19	0.16	0.35	(0.56)	(1.20)	(1.76)	10.20	4.52	213	0.13	1.77	19
03/31/20	10.20	0.21	(0.49)	(0.28)	(0.18)	(0.34)	(0.52)	9.40	(3.31)	90	0.13	1.90	26
03/31/21	9.40	0.19	2.79	2.98	—	(0.45)	(0.45)	11.93	31.78	117	0.13	1.72	24
03/31/22	11.93	0.18	0.06	0.24	(0.27)	(0.64)	(0.91)	11.26	1.57	142	0.12	1.46	12
SA Allocation Moderate Portfolio Class 3
03/31/18	11.10	0.16	0.75	0.91	(0.17)	(0.26)	(0.43)	11.58	8.19	314,294	0.37	1.35	60
03/31/19	11.58	0.20	0.12	0.32	(0.50)	(1.20)	(1.70)	10.20	4.27	294,856	0.38	1.79	19
03/31/20	10.20	0.14	(0.45)	(0.31)	(0.16)	(0.34)	(0.50)	9.39	(3.64)	256,715	0.38	1.33	26
03/31/21	9.39	0.16	2.79	2.95	—	(0.45)	(0.45)	11.89	31.50	319,388	0.38	1.46	24
03/31/22	11.89	0.13	0.08	0.21	(0.24)	(0.64)	(0.88)	11.22	1.35	312,112	0.37	1.09	12
SA Allocation Balanced Portfolio Class 1
03/31/18	10.71	0.20	0.48	0.68	(0.19)	(0.37)	(0.56)	10.83	6.39	109	0.12	1.77	60
03/31/19	10.83	0.24	0.11	0.35	(0.55)	(0.97)	(1.52)	9.66	4.33	114	0.13	2.29	22
03/31/20	9.66	0.17	(0.22)	(0.05)	(0.18)	(0.20)	(0.38)	9.23	(0.78)	146	0.14	1.76	31
03/31/21	9.23	0.23	1.92	2.15	(0.15)	(0.39)	(0.54)	10.84	23.42	137	0.13	2.09	31
03/31/22	10.84	0.16	(0.11)	0.05	(0.13)	(0.36)	(0.49)	10.40	0.20	173	0.13	1.50	14
SA Allocation Balanced Portfolio Class 3
03/31/18	10.69	0.17	0.49	0.66	(0.18)	(0.37)	(0.55)	10.80	6.16	225,749	0.35	1.53	60
03/31/19	10.80	0.21	0.12	0.33	(0.50)	(0.97)	(1.47)	9.66	4.11	215,693	0.38	2.01	22
03/31/20	9.66	0.15	(0.22)	(0.07)	(0.16)	(0.20)	(0.36)	9.23	(1.02)	206,134	0.39	1.52	31
03/31/21	9.23	0.17	1.97	2.14	(0.13)	(0.39)	(0.52)	10.85	23.25	257,105	0.38	1.61	31
03/31/22	10.85	0.13	(0.12)	0.01	(0.10)	(0.36)	(0.46)	10.40	(0.11)	264,518	0.38	1.17	14

*
Calculated based upon average shares outstanding
**
Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total returns would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)
Does not include underlying fund expenses that the Portfolios bear indirectly.
(2)
Net of the following expense reimbursements and waivers (based on average net assets):
	03/31/18	03/31/19	03/31/20	03/31/21	03/31/22
SA Allocation Moderate Portfolio Class 1	0.01%	0.01%	0.01%	0.01%	0.01%
SA Allocation Moderate Portfolio Class 3	0.01	0.01	0.01	0.01	0.01
SA Allocation Balanced Portfolio Class 1	0.01	0.01	0.01	0.01	0.01
SA Allocation Balanced Portfolio Class 3	0.04	0.01	0.01	0.01	0.01

For More Information
The following documents contain more information about the Portfolios’ investments and are available free of charge upon request:
•
Annual and Semi-annual Reports contain financial statements, performance data and information on portfolio holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affected a Portfolio’s performance for the most recently completed fiscal year.
•
Statement of Additional Information (SAI) contains additional information about the Portfolios’ policies, investment restrictions and business structure. This Prospectus incorporates the SAI by reference.
The Trust’s prospectus, SAI and semi-annual and annual reports are available at www.aig.com/getprospectus or online through the internet websites of the life insurance companies offering the Portfolios as investment options. You may obtain copies of these documents or ask questions about the Portfolios at no charge by calling (800) 445-7862 or by writing the Trust at P.O. Box 15570, Amarillo, Texas 79105-5570.
Reports and other information about the Portfolios (including the SAI) are available on the EDGAR Database on the Securities and Exchange Commission’s website at http://www.sec.gov and copies of this information may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov.
You should rely only on the information contained in this Prospectus. No one is authorized to provide you with any different information.
The Trust’s Investment Company Act
File No: 811-07725

STATEMENT OF ADDITIONAL INFORMATION
SEASONS SERIES TRUST
July 29, 2022

Seasons Series Trust (the “Trust”), a Massachusetts business trust, is a registered open-end, management investment company currently consisting of 19 portfolios. This Statement of Additional Information (“SAI”) relates to the following portfolios:
SA Allocation Balanced Portfolio
SA Allocation Growth Portfolio
SA Allocation Moderate Growth Portfolio
SA Allocation Moderate Portfolio
SA American Century Inflation Protection Portfolio (formerly, SA Wellington Real Return Portfolio)
SA Columbia Focused Value Portfolio
SA Multi-Managed Diversified Fixed Income Portfolio
SA Multi-Managed Growth Portfolio
SA Multi-Managed Income Portfolio
SA Multi-Managed Income/Equity Portfolio
SA Multi-Managed International Equity Portfolio
SA Multi-Managed Large Cap Growth Portfolio
SA Multi-Managed Large Cap Value Portfolio
SA Multi-Managed Mid Cap Growth Portfolio
SA Multi-Managed Mid Cap Value Portfolio
SA Multi-Managed Moderate Growth Portfolio
SA Multi-Managed Small Cap Portfolio
SA Putnam Asset Allocation Diversified Growth Portfolio
SA T. Rowe Price Growth Stock Portfolio
This SAI is not a prospectus, but should be read in conjunction with the current Prospectus of the Trust dated July 29, 2022. This SAI expands upon and supplements the information contained in the current Prospectus of the Trust. This SAI incorporates the Prospectus by reference. Each Portfolio’s audited financial statements for the fiscal year ended March 31, 2022 are incorporated into this SAI by reference to its 2022 annual report to shareholders. You may request a copy of the Prospectus and/or annual report at no charge by calling (800) 445-7862 or writing the Trust at the address below.
P.O. BOX 15570
AMARILLO, TEXAS 79105-5570
(800) 445-7862

i

THE TRUST
The Trust, organized as a Massachusetts business trust on October 10, 1995, is an open-end management investment company. A Massachusetts business trust is a voluntary association with transferable shares that is established under and governed by its declaration of trust. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts, and may be sold to fund variable life contracts (“Variable Contracts”).
The Trust currently consists of 19 separate series or portfolios (each, a “Portfolio” and collectively, the “Portfolios”), each of which represents a separate managed portfolio of securities with its own investment objectives. The Board of Trustees (the “Board,” and the members of which are referred to as “Trustees”) may establish additional portfolios or classes in the future as referenced in the Trust’s registration statement. Six of the Portfolios, the SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, SA Multi-Managed Income, SA Multi-Managed Income/Equity, SA T. Rowe Price Growth Stock and SA Putnam Asset Allocation Diversified Growth Portfolios, are referred to as the “Seasons Strategy Portfolios,” and are available through the selection of one of four variable investment “strategies” described in the Seasons Variable Contract prospectus. The Seasons Strategy Portfolios may also be available indirectly through certain investment options under other Variable Contracts offered by the Life Companies (as defined herein). Eight additional Portfolios, the SA American Century Inflation Protection, SA Multi-Managed Large Cap Growth, SA Multi-Managed Large Cap Value, SA Multi-Managed Mid Cap Growth, SA Multi-Managed Mid Cap Value, SA Multi-Managed Small Cap, SA Multi-Managed International Equity and SA Multi-Managed Diversified Fixed Income Portfolios, are referred to as the “Seasons Select Portfolios,” the SA Columbia Focused Value Portfolio is referred to as the “Seasons Focused Portfolio,” and the SA Allocation Growth, SA Allocation Moderate Growth, SA Allocation Moderate and SA Allocation Balanced Portfolios are referred to as the “Seasons Managed Allocation Portfolios.” The Seasons Select Portfolios, Seasons Focused Portfolio and the Seasons Managed Allocation Portfolios are available in addition to the Seasons Strategy Portfolios as variable investment options under Variable Contracts offered by the Life Companies. All shares may be purchased or redeemed at net asset value per share (“NAV”) without any sales or redemption charge.
The Trust commenced operations on April 15, 1997 with the SA Multi-Managed Growth Portfolio (formerly, Multi-Managed Growth Portfolio), SA Multi-Managed Moderate Growth Portfolio (formerly, Multi-Managed Moderate Growth Portfolio), SA Multi-Managed Income Portfolio (formerly, Multi-Managed Income Portfolio), SA Multi-Managed Income/Equity Portfolio (formerly, Multi-Managed Income/Equity Portfolio), SA T. Rowe Price Growth Stock Portfolio (formerly, Stock Portfolio) and SA Putnam Asset Allocation Diversified Growth Portfolio (formerly, Asset Allocation: Diversified Growth Portfolio). On October 3, 1998, the Board, including a majority of the Trustees who are not deemed to be “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), approved the creation of the SA Multi-Managed Large Cap Growth Portfolio (formerly, Large Cap Growth Portfolio), Large Cap Composite, SA Multi-Managed Large Cap Value Portfolio (formerly, Large Cap Value Portfolio), SA Multi-Managed Mid Cap Growth Portfolio (formerly, Mid Cap Growth Portfolio), SA Multi-Managed Mid Cap Value Portfolio (formerly, Mid Cap Value Portfolio), SA Multi-Managed Small Cap Portfolio (formerly, Small Cap Portfolio), SA Multi-Managed International Equity Portfolio (formerly, International Equity Portfolio), SA Multi-Managed Diversified Fixed Income Portfolio (formerly, Diversified Fixed Income Portfolio) and Cash Management Portfolio. On May 23, 2000, the Board approved the creation of the SA Columbia Focused Growth Portfolio (formerly, Focus Growth Portfolio).
On May 23, 2000, the Board approved the creation of Class B shares and the renaming of all issued and outstanding shares as Class A shares. On August 27, 2002, the Board approved the creation of Class 3 shares and the renaming of Class A and Class B shares to Class 1 and Class 2 shares, respectively. Class 1, Class 2 and Class 3 shares of each Portfolio are offered only in connection with certain Variable Contracts. Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 and 3 shares are subject to service fees, while Class 1 shares are not; and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the plan adopted pursuant to Rule 12b-1 promulgated under the 1940 Act with respect to Class 2 and Class 3 shares (the “Class 2 Plan” and the “Class 3 Plan,” respectively, and collectively, the “Plans”).
On November 29, 2000, the Board approved the creation of the Focus TechNet and Focus Growth and Income Portfolios. On August 21, 2001, the Board approved the creation of the SA Columbia Focused Value Portfolio (formerly, Focus Value Portfolio). The Board may establish additional portfolios or classes in the future.
On September 29, 2004, the Board, including a majority of the Independent Trustees, approved the creation of the Class 3 shares of the SA Allocation Growth Portfolio (formerly, Allocation Growth Portfolio), the SA Allocation Moderate Growth Portfolio (formerly, Allocation Moderate Growth Portfolio), the SA Allocation Moderate Portfolio (formerly, Allocation Moderate Portfolio), the SA Allocation Balanced Portfolio (formerly, Allocation Balanced Portfolio) and the SA American Century Inflation Protection Portfolio (formerly, SA Wellington Real Return Portfolio, Real Return Portfolio and Strategic Fixed Income Portfolio). Each Seasons

Managed Allocation Portfolio is structured as a “fund-of-funds,” which means that it pursues its investment goal by investing its assets in a combination of the portfolios of the Trust and SunAmerica Series Trust (“SAST”) (such underlying portfolios collectively referred to as the “Underlying Portfolios”).
On November 5, 2009, the Board approved changes to the Strategic Fixed Income Portfolio’s name and investment policy. Effective January 19, 2010, the Portfolio changed its name to the “Real Return Portfolio” and changed its investment goal and its principal investment strategy.
Effective October 4, 2010, the Focus TechNet Portfolio and the Focus Growth and Income Portfolio were reorganized into the SA Columbia Focused Growth Portfolio; and the Large Cap Composite Portfolio was reorganized into the SA Multi-Managed Large Cap Growth Portfolio. The reorganizations were approved by shareholders at the Special Meeting of Shareholders held September 17, 2010.
Effective March 9, 2015, the Cash Management Portfolio was reorganized into the Cash Management Portfolio as a series of SAST, an affiliated investment company.
On May 27, 2015, the Board approved changes to the Focus Growth Portfolio’s and Focus Value Portfolio’s names and investment policies. Effective July 29, 2015, the Focus Growth Portfolio changed its name to “SA Columbia Focused Growth Portfolio” and changed its principal investment strategy, and the Focus Value Portfolio changed its name to “SA Columbia Focused Value Portfolio” and changed its principal investment strategy.
Effective July 29, 2016, the Seasons Managed Allocation Portfolios adopted the Class 3 Plan. The Class 3 Plan was approved by shareholders of the Seasons Managed Allocation Portfolios at the Special Meeting of Shareholders held July 12, 2016.
On June 13, 2017, the Board approved the change in the name of the Allocation Balanced Portfolio to SA Allocation Balanced Portfolio, Allocation Growth Portfolio to SA Allocation Growth Portfolio, Allocation Moderate Portfolio to SA Allocation Moderate Portfolio, Allocation Moderate Growth Portfolio to SA Allocation Moderate Portfolio, Diversified Fixed Income Portfolio to SA Multi-Managed Diversified Fixed Income Portfolio, Multi-Managed Growth Portfolio to SA Multi-Managed Growth Portfolio, Multi-Managed Income Portfolio to SA Multi-Managed Income Portfolio, Multi-Managed Income/Equity Portfolio to SA Multi-Managed Income/Equity Portfolio, International Equity Portfolio to SA Multi Managed International Equity Portfolio, Large Cap Growth Portfolio to SA Multi-Managed Large Cap Growth Portfolio, Large Cap Value Portfolio to SA Multi Managed Large Cap Value Portfolio, Mid Cap Growth Portfolio to SA Multi-Managed Mid Cap Growth Portfolio, Mid Cap Value Portfolio to SA Multi-Managed Mid Cap Value Portfolio, Multi-Managed Moderate Growth Portfolio to SA Multi-Managed Moderate Growth Portfolio, Small Cap Portfolio to SA Multi Managed Small Cap Portfolio, Asset Allocation: Diversified Growth Portfolio to SA Putnam Asset Allocation Diversified Growth Portfolio, Stock Portfolio to SA T. Rowe Price Growth Stock Portfolio, and Real Return Portfolio to SA Wellington Real Return Portfolio, which became effective on October 9, 2017.
Effective October 22, 2018, the SA Columbia Focused Growth Portfolio reorganized into the SA AB Growth Portfolio, a series of SAST.
On December 2, 2021, the Board approved changes to the SA Wellington Real Return Portfolio’s name and investment policies. Effective February 22, 2022, the Portfolio changed its name to “SA American Century Inflation Protection Portfolio” and changed its goal and principal investment strategy.
Shares of the Trust are held by separate accounts of American General Life Insurance Company, a Texas life insurer (“AGL”), The United States Life Insurance Company in The City of New York, a New York life insurer (“USL”), and The Variable Annuity Life Insurance Company, a Texas life insurer (“VALIC”) (the “Separate Accounts”). AGL, USL and VALIC (the “Life Companies”) are indirect, wholly-owned subsidiaries of American International Group, Inc. (“AIG”), a Delaware corporation. On October 26, 2020, AIG announced that it was pursuing a separation of its life and retirement business. Upon completion of that separation, the Life Companies will be wholly owned subsidiaries of a newly public company and will no longer be indirect, majority owned subsidiaries of AIG. The Life Companies may issue Variable Contracts that also will use the Trust as the underlying investment. The offering of Trust shares to variable annuity and variable life separate accounts is referred to as “mixed funding.” It may be disadvantageous for variable annuity separate accounts and variable life separate accounts to invest in the Trust simultaneously. Although neither the Life Companies nor the Trust currently foresee such disadvantages either to variable annuity or variable life contract owners, the Board of the Trust will monitor events in order to identify any material conflicts to determine what action, if any, should be taken in response thereto. Shares of the Trust may be offered to separate accounts of other life insurance companies that are affiliates of the Life Companies and to SA VCP Dynamic Allocation Portfolio (“SDAP”), SA VCP Dynamic Strategy Portfolio (“SDSP”) and by the Seasons Managed Allocation Portfolios. SDAP and SDSP are separate portfolios of SAST.

SunAmerica Asset Management, LLC (“SunAmerica” or the “Adviser”), a Delaware limited liability company, an indirect, majority-owned subsidiary of AGL, serves as investment adviser for each Portfolio. As described in the Prospectus, SunAmerica may retain subadvisers (each, a “Subadviser” and together with SunAmerica, the “Managers”) to assist in the management of one or more Portfolios.
INVESTMENT GOALS AND POLICIES
The investment goal and principal investment strategy for each of the Portfolios, along with certain types of investments the Portfolios make under normal market conditions and for efficient portfolio management, are described under “Portfolio Summaries” and “Additional Information About the Portfolios’ Investment Strategies and Investment Risks” in the Prospectus.
The following charts and information supplement the information contained in the Prospectus and also provide information concerning investments the Portfolios may make on a periodic basis, which include infrequent investments or investments in which the Portfolios reserve the right to invest. We have also included a supplemental glossary to detail additional investments the Portfolios reserve the right to make as well as to define investment and risk terminology used in the charts below that do not otherwise appear in the Prospectus under the section entitled “Glossary.” In addition, the supplemental glossary also provides additional and/or more detailed information about certain investment and risk terminology that appears in the Prospectus under the section entitled “Glossary.” Unless otherwise indicated, investment restrictions, including percentage limitations, are based on the net assets of each Portfolio and, except for the Portfolios’ borrowing policy and illiquid security policy, apply at the time of purchase.
We will notify shareholders at least 60 days prior to any change to a Portfolio’s investment goal(s) or 80% investment policy, if applicable. “Net assets” will take into account borrowing for investment purposes.

Seasons Strategy Portfolios
Managed Components
	Fixed Income Component	Growth Component	Small-Cap Growth Component
In what other types of investments may the Managed Component periodically invest?
•American Depositary Receipts
(“ADRs”)/European Depositary
Receipts (“EDRs”)/Global
Depositary Receipts (“GDRs”)
•Borrowing
•Credit default swaps
•Extendible commercial notes
(“ECNs”)
•Hybrid instruments
•Illiquid investments (up to 15% of
net assets)
•Interest rate swaps
•Inverse floaters
•Loan participations and assignments
•Reverse repurchase agreements
•Standby commitments
•Variable amount master demand
notes
•Variable rate demand notes
•Warrants

•Bank obligations
•Borrowing
•Brady Bonds
•Corporate debt obligations
•Derivatives
•Equity swaps
•Floating rate obligations
•Forward foreign currency exchange
contracts
•Hybrid instruments
•Initial Public Offering (“IPO”)
investing
•Illiquid investments (up to 15% of
net assets)
•Inverse floaters
•Loan participations and assignments
•Other investment companies
•Partnership securities
•Passive foreign investment
companies (“PFICs”)
•Reverse repurchase agreements
•Roll transactions
•Short sales
•Short-term investments
•Standby commitments
•U.S. Treasury inflation protection
securities
•Variable rate demand notes
•Warrants
•When-issued and delayed-delivery
securities
•Zero coupon bonds, step-coupon
bonds, and deferred interest bonds

•Borrowing
•Equity swaps
•Floating rate obligations
•Forward foreign currency exchange
contracts
•Hybrid instruments
•Illiquid investments (up to 15% of
net assets)
•IPO investing
•Inverse floaters
•Reverse repurchase agreements
•Roll transactions
•Short sales
•Standby commitments
•U.S. Treasury inflation protection
securities
•Variable rate demand notes
•Warrants
•When-issued and delayed-delivery
securities

What other types of risk may potentially or periodically affect the Portfolio/Managed Component?	•Illiquidity risk	•Active trading risk •Derivatives risk •Illiquidity risk •Investment company risk •IPO investing risk •Short sales risk	•Illiquidity risk •IPO investing risk •Short sales risk

Seasons Strategy Portfolios (continued)
	SA Putnam Asset Allocation Diversified Growth Portfolio	SA T. Rowe Price Growth Stock Portfolio
In what other types of investments may the Portfolio/Managed Component periodically invest?
•ADRs/EDRs/GDRs
•Borrowing
•ECNs
•Equity swaps
•Exchange traded futures on swaps (up to 5% of
total assets)
•Floating rate obligations
•Forward foreign currency exchange contracts
•Illiquid investments (up to 15% of net assets)
•Interest rate swaps (up to 5% of total assets)
•IPO investing
•Loan participations and assignments
•Roll transactions
•Short sales
•Standby commitments
•U.S. Treasury inflation protection securities
•Variable amount master demand notes
•Variable rate demand notes
•Warrants
•When-issued and delayed-delivery securities

•Borrowing
•Forward foreign currency exchange contracts
•IPO investing
•Private investments in public equity
•Short sales
•Special purpose acquisition companies
•U.S. Treasury inflation protection securities
•When-issued and delayed-delivery securities

What other types of risk may potentially or periodically affect the Portfolio/Managed Component?	•Currency volatility risk •IPO investing risk •Illiquidity risk •Short sales risk •Unseasoned companies risk	•Currency volatility risk •IPO investing risk •Credit quality risk •Interest rate fluctuations risk •Prepayment risk •Short sales risk •Unseasoned companies risk

Seasons Select Portfolios
	SA American Century Inflation Protection Portfolio	SA Multi-Managed Large Cap Growth Portfolio	SA Multi-Managed Large Cap Value Portfolio
In what other types of investments may the Portfolio periodically invest?	•Floating rate obligations •Illiquid investments (up to 15% of net assets) •Standby commitments •Variable rate demand notes •When-issued and delayed delivery securities
•Bank obligations
•Borrowing
•Brady Bonds
•Corporate debt obligations
•Derivatives
•ECNs
•Equity swaps
•Floating rate obligations
•Forward foreign currency exchange
contracts
•Hybrid instruments
•Illiquid investments
•Inverse floaters
•IPO investing
•Loan participations and assignments
•Other investment companies
•Partnership securities
•PFICs
•Private investments in public equity
•Reverse repurchase agreements
•Roll transactions
•Short sales
•Short-term investments
•Special purpose acquisition
companies
•Standby commitments
•U.S. Treasury inflation protection
securities
•Variable amount master demand
notes
•Variable rate demand notes
•Warrants
•When-issued and delayed-delivery
securities
•Zero coupon bonds, step-coupon
bonds, and deferred interest bonds

•Borrowing
•ECNs
•Floating rate obligations
•Forward foreign currency exchange
contracts
•Inverse floaters
•IPO investing
•Loan participations and assignments
•PFICs
•Reverse repurchase agreements
•Roll transactions
•Short sales
•Standby commitments
•U.S. Treasury inflation protection
securities
•Variable amount master demand
notes
•Variable rate demand notes
•Warrants
•When-issued and delayed-delivery
securities

What other types of risk may potentially or periodically affect the Portfolio?	•Illiquidity risk	•Active trading risk •Derivatives risk •Illiquidity risk •IPO investing risk •Short sales risk •Investment company risk •Roll transactions risk •Risks of investing in inflation- indexed securities
•Active trading risk
•Credit quality risk
•Forward currency contracts risk
•IPO investing risk
•Interest rate fluctuations risk
•Investment company risk
•Prepayment risk
•Risks of investing in inflation-
indexed securities
•Roll transactions risk
•Short sales risk
•Unseasoned companies risk

Seasons Select Portfolios (continued)
	SA Multi-Managed Mid Cap Growth Portfolio	SA Multi-Managed Mid Cap Value Portfolio	SA Multi-Managed Small Cap Portfolio
In what other types of investments may the Portfolio periodically invest?
•Borrowing
•ECNs
•Equity swaps
•Floating rate obligations
•Forward foreign currency exchange
contracts
•Inverse floaters
•IPO investing
•Loan participations and assignments
•Private investments in public equity
•Reverse repurchase agreements
•Roll transactions
•Short sales
•Special purpose acquisition
companies
•Standby commitments
•U.S. Treasury inflation protection
securities
•Unseasoned companies
•Variable amount master demand
notes
•Variable rate demand notes
•When-issued and delayed-delivery
securities

•Bank obligations
•Borrowing
•Corporate debt obligations
•Defensive instruments
•ECNs
•Equity swaps
•Forward foreign currency exchange
contracts
•PFICs
•Roll transactions
•Short sales
•Unseasoned companies (up to 5%)
•U.S. Treasury inflation protection
securities
•Warrants
•When-issued and delayed-delivery
securities

•Borrowing
•Defensive instruments
•Forward foreign currency exchange
contracts
•Illiquid investments (up to 15% of
net assets)
•Private investments in public equity
•Roll transactions
•Short sales
•U.S. Treasury inflation protection
securities
•Warrants
•When-issued and delayed-delivery
securities

What other types of risk may potentially or periodically affect the Portfolio?
•Active trading risk
•Credit quality risk
•Forward currency contract risk
•IPO investing risk
•Prepayment risk
•Risks of investing in inflation-
indexed securities
•Short sales risk
•Unseasoned companies risk
		•Investment company risk •Roll transactions risk •Risks of investing in inflation- indexed securities •Short sales risk •Unseasoned companies risk	•Forward currency contracts risk •Illiquidity risk •Risks of investing in inflation- indexed securities •Roll transactions risk •Short sales risk

Seasons Select Portfolios (continued)
	SA Multi-Managed International Equity Portfolio	SA Multi-Managed Diversified Fixed Income Portfolio
In what other types of investments may the Portfolio periodically invest?
•Bank obligations
•Borrowing
•Corporate debt obligations
•Defensive instruments
•Equity swaps
•Floating rate obligations
•Illiquid investments (up to 15% of net assets)
•IPO investing
•Loan participations and assignments
•Reverse repurchase agreements
•Roll transactions
•Short sales
•Standby commitments
•U.S. Treasury inflation protection securities
•Warrants
•When-issued and delayed-delivery securities

•U.S. Treasury inflation protection securities
•Loan participations and assignments
•Short sales
•Inverse floaters
•Floating rate obligations
•When-issued and delayed-delivery securities
•Equity swaps
•Borrowing
•Variable rate demand notes
•Reverse repurchase agreements
•Roll transactions
•Standby commitments
•Warrants
•Forward foreign currency exchange contracts
•ECNs
•Illiquid investments (up to 15% of net assets)

What other types of risk may potentially or periodically affect the Portfolio?	•IPO investing risk •Illiquidity risk •Risks of investing in inflation-indexed securities •Roll transactions risk	•Forward currency contracts risk •Currency volatility risk •Illiquidity risk •Risks of investing in inflation-indexed securities •Roll transactions risk •Short sales risk

Seasons Focused Portfolio
SA Columbia Focused Value Portfolio
In what other types of investments may the Portfolio periodically invest?
•Borrowing
•Derivatives
•Equity swaps
•Floating rate obligations
•Illiquid investments (up to 15% of net assets)
•Inverse Floaters
•IPO investing
•Loan participations and assignments
•Repurchase agreements
•Reverse repurchase agreements
•Short sales
•Standby commitments
•U.S. government securities
•U.S. Treasury inflation protection securities
•Unseasoned companies
•Variable amount rate demand notes
•When-issued and delayed-delivery securities

What other types of risk may potentially or periodically affect the Portfolio?	•IPO investing risk •Illiquidity risk •Short sales risk •U.S. government obligations risk •Unseasoned companies risk
SUPPLEMENTAL GLOSSARY
Although the Seasons Managed Allocation Portfolios may not engage directly in the investment practices described below, they may indirectly engage in such practices through the purchase of shares of the Underlying Portfolios.
Asset-Backed Securities. Asset-backed securities issued by trusts and special purpose corporations are backed by a pool of assets, such as credit card and automobile loan receivables, representing the obligations of a number of different parties. Asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicer to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.
Asset-backed securities typically are created by an originator of loans or owner of accounts receivable that sells such underlying assets to a special purpose entity in a process called a securitization. The special purpose entity issues securities that are backed by the payments on the underlying assets, and have a minimum denomination and specific term. These securities, in turn, are either privately placed or publicly offered. One example of an asset-backed security is a structured investment vehicle (“SIV”). A SIV is an investment vehicle that buys high-rated, long-dated assets using funding from a combination of commercial paper, medium-term notes and capital notes.
Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors to make payments on underlying assets, the securities may contain elements of credit support that fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. A Portfolio will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.
Instruments backed by pools of receivables may be subject to unscheduled prepayments of principal prior to maturity. When the obligations are prepaid, a Portfolio must reinvest the prepaid amounts in securities the yields of which reflect interest rates prevailing at the time of purchase. Therefore, a Portfolio’s ability to maintain a portfolio that includes high-yielding asset-backed securities will be adversely affected to the extent that prepayments of principal must be reinvested in securities that have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss.
Borrowing. All of the Portfolios are authorized to borrow money to the extent permitted by applicable law. The 1940 Act permits each Portfolio to borrow up to 33 1/3% of its total assets from banks. In seeking to enhance performance, a Portfolio may borrow for investment purposes and may pledge assets to secure such borrowings.
To the extent a Portfolio borrows for investment purposes, borrowing creates leverage which is a speculative characteristic. This practice may help increase the NAV of the assets allocated to these Portfolios in an amount greater than would otherwise be the case when the market values of the securities purchased through borrowing increase. In the event the return on an investment of borrowed monies does not fully recover the costs of such borrowing, the value of the Portfolio’s assets would be reduced by a greater amount than would otherwise be the case. The effect of leverage will therefore tend to magnify the gains or losses to the Portfolio as a result of investing the borrowed monies. During periods of substantial borrowings, the value of the Portfolio’s assets would be reduced due to the added expense of interest on borrowed monies. Each of such Portfolios is authorized to borrow, and to pledge assets to secure such borrowings, up to the maximum extent permissible under the 1940 Act (i.e., presently 50% of net assets). The time and extent to which the Portfolios may employ leverage will be determined by the respective Subadviser in light of changing facts and circumstances, including general economic and market conditions, and will be subject to applicable lending regulations of the Board of Governors of the Federal Reserve Board.
Any such borrowing will be made pursuant to the requirements of the 1940 Act and will be made only to the extent that the value of each Portfolio’s assets less its liabilities, other than borrowings, is equal to at least 300% of all borrowings including the proposed borrowing. If the value of a Portfolio’s assets, so computed, should fail to meet the 300% asset coverage requirement, the Portfolio is required, within three business days, to reduce its bank debt to the extent necessary to meet such requirement and may have to sell a portion of its investments at a time when independent investment judgment would not dictate such sale. Interest on money borrowed is an expense the Portfolio would not otherwise incur, so that it may have little or no net investment income during periods of substantial borrowings. Since substantially all of a Portfolio’s assets fluctuate in value, but borrowing obligations are fixed when the Portfolio has outstanding borrowings, the NAV of a Portfolio correspondingly will tend to increase and decrease more when the Portfolio’s assets increase or decrease in value than would otherwise be the case. A Portfolio’s policy regarding use of leverage is a fundamental policy, which may not be changed without approval of the shareholders of the Portfolio.
Brady Bonds. Foreign securities include, among other things, Brady Bonds, which are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former Secretary of the United States Department of the Treasury (the “Treasury”), Nicholas F. Brady (the “Brady Plan”). Brady Plan debt restructurings have been implemented to date in Argentina, Brazil, Bulgaria, Costa Rica, Croatia, Dominican Republic, Ecuador, Jordan, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Slovenia, Uruguay and Venezuela. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar) and are actively traded in “over-the-counter” (“OTC”) secondary markets. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate bonds or floating rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constituting the “residual risk”). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative.
Credit Risk Transfer Securities. Credit risk transfer securities are investments with returns based on the performance of a specified pool of mortgage loans and can be in the form of fixed- or floating-rate notes issued by or structured products (e.g., Credit Linked Notes) sponsored by the Federal Home Loan Mortgage Corporation (“FHLMC” or “FreddieMac”), the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) or other mortgage market participants. Typically, such securities are issued at par and have stated final maturities. The securities are structured so that their interest and principal payments depend on the principal payments and default performance of a specific reference pool of residential mortgage loans acquired by the sponsoring entity (“Reference Obligations”). The sponsor selects the pool of Reference Obligations based on certain eligibility criteria, which will directly affect the performance of the securities. Such securities are issued in tranches to which are allocated certain principal repayments and credit losses corresponding to the seniority of the particular tranche. Each tranche of securities will have credit exposure to the Reference Obligations and the yield to maturity will be directly related to the amount and timing of certain defined credit events on the Reference Obligations, any prepayments by borrowers and any removals of a Reference Obligation from the pool.
The risks associated with an investment in credit risk transfer securities will be different than the risks associated with an investment in mortgage-backed securities issued by Fannie Mae and Freddie Mac, or other government-sponsored enterprises. Credit risk transfer securities are not secured by the Reference Obligation or the mortgaged properties. The securities may be considered high risk and complex securities.
Currency Volatility. The value of a Portfolio’s foreign investments may fluctuate due to changes in currency rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio’s non-U.S. dollar denominated securities.
Cyber Security Risk. As the use of the Internet and other technologies has become more prevalent in the course of business, each Portfolio has become more susceptible to operational and financial risks associated with cyber security. Cyber security incidents can result from deliberate attacks such as gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption, or from unintentional events, such as the inadvertent release of confidential information. Cyber security failures or breaches of a Portfolio or its service providers, financial intermediaries, or the issuers of securities in which the Portfolio invests have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Portfolio shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. While measures have been developed that are designed to reduce the risks associated with cyber security, there is no guarantee that those measures will be effective, particularly since a Portfolio does not directly control the cyber security defenses or plans of its service providers, financial intermediaries and companies in which it invests or with which it does business.
Defensive instruments include high quality fixed income securities, repurchase agreements and other money market instruments. A Portfolio may make temporary defensive investments in response to adverse market, economic, political or other conditions. When a Portfolio takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, a Portfolio may not achieve its investment goal.
Derivatives. A derivative is any financial instrument whose value is derived from one or more securities, currencies, commodities, interest rates, indices or credit events (i.e., stock options, futures, caps, floors, swaps, etc.). In recent years, derivative securities have become increasingly important in the field of finance. Futures and options are actively traded on many different exchanges. Forward contracts, swaps, and many different types of options are regularly traded outside of exchanges by financial institutions in what are termed OTC markets. Other more specialized derivative securities often form part of a bond or stock issue. To the extent a contract is used to hedge another position in a Portfolio, the Portfolio will be exposed to the risks associated with hedging as described in this glossary. To the extent an option or futures contract is used to enhance return, rather than as a hedge, a Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position. See discussion herein under “Options and Futures.”
The Portfolios currently comply with guidelines established by the Securities and Exchange Commission (the “SEC”) with respect to coverage of certain derivative transactions. These guidelines generally require segregation by a Portfolio of cash or liquid securities with its custodian or a designated sub-custodian to the extent the Portfolio’s obligations with respect to these strategies are not otherwise “covered” through ownership of the underlying security, financial instrument or currency or by other portfolio positions or by other means consistent with applicable regulatory policies. On October 28, 2020, the SEC adopted Rule 18f-4 (“Rule 18f-4” or the “Derivatives Rule”), which regulates the ability of a Portfolio to enter into derivative transactions and other leveraged transactions. Derivatives are defined by Rule 18f-4 to include short sales and forward contracts, such as to-be-announced transactions, as well as transactions traditionally characterized as derivatives, such as futures, options and swaps. Rule 18f-4 also regulates other types of leveraged transactions, such as reverse repurchase transactions and transactions “similar to” reverse repurchase transactions, which include certain securities lending transactions that provide leverage to the Portfolio. The Derivatives Rule became effective on February 19, 2021 and the date by which the Portfolios must come into compliance with the Rule is August 19, 2022.
Among other things, Rule 18f-4 treats those derivatives transactions that impose future payment or delivery obligations on the Portfolios as senior securities within the meaning of Section 18 of the 1940 Act. As a result, the Portfolios are prohibited from entering into these derivatives transactions except in reliance on the provisions of the Derivatives Rule. The Derivatives Rule establishes limits on the derivatives transactions that a Portfolio may enter into based on the value-at-risk (“VaR”) of the Portfolio inclusive of derivatives. A Portfolio will generally satisfy the limits under the Derivatives Rule if the VaR of its portfolio (inclusive of derivatives transactions) does not exceed 200% of the VaR of its “designated reference portfolio.” The “designated reference portfolio” is a representative unleveraged index or the Portfolio’s own portfolio absent derivatives holdings, as determined by the Portfolio’s derivatives risk manager. This limits test is referred to as the “Relative VaR Test.” If a Portfolio determines that the Relative VaR Test is not appropriate for it in light of its strategy, subject to specified conditions, the Portfolio may instead comply with the Absolute VaR Test. A Portfolio will satisfy the Absolute VaR Test if the VaR of its portfolio does not exceed 20% of the value of the Portfolio’s net assets. In addition, among other requirements, Rule 18f-4 requires Portfolios to establish a derivatives risk management program, appoint a derivatives risk manager, and carry out enhanced reporting to the Board, the SEC and the public regarding the Portfolio’s derivatives activities. It is possible that the limits and compliance costs imposed by the Derivatives Rule may limit the ability of the Portfolios to enter into derivatives and modify their investment and risk management strategies, accordingly.
Emerging Markets. Investments in companies domiciled in emerging market countries may be subject to additional risks. Specifically, volatile social, political and economic conditions may expose investments in emerging or developing markets to economic structures that are generally less diverse and mature. Emerging market countries may have less stable political systems than those of more developed countries. As a result, it is possible that recent favorable economic developments in certain emerging market countries may be suddenly slowed or reversed by unanticipated political or social events in such countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.
Another risk is that the small current size of the markets for such securities and the currently low or nonexistent volume of trading can result in a lack of liquidity and in greater price volatility. Until recently, there has been an absence of a capital market structure or market-oriented economy in certain emerging market countries. If a Portfolio’s securities will generally be denominated in foreign currencies, the value of such securities to the Portfolio will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of a Portfolio’s securities. In addition, some emerging market countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain emerging market currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.
A further risk is that the existence of national policies may restrict a Portfolio’s investment opportunities and may include restrictions on investment in issuers or industries deemed sensitive to national interests. Also, some emerging market countries may not have developed structures governing private or foreign investment and may not allow for judicial redress for injury to private property.
Chinese Securities. A Portfolio may invest in securities of companies domiciled in the People’s Republic of China (“China” or the “PRC”). Investing in these securities involves special risks, including, but not limited to, an authoritarian government, less developed or less efficient trading markets, nationalization of assets, currency fluctuations or blockage, and restrictions on the repatriation of invested capital. In addition, there is no guarantee that the current rapid growth rate of the Chinese economy will continue, and the trend toward economic liberalization and disparities in wealth may result in social disorder. China is considered to be an emerging market and therefore carries high levels of risk associated with emerging markets. China has experienced security concerns, such as terrorism and strained international relations, as well as major health crises. These health crises include, but are not limited to, the rapid and pandemic spread of novel viruses commonly known as SARS, MERS, and COVID-19 (Coronavirus). Such health crises could exacerbate political, social, and economic risks previously mentioned. These and other factors could have a negative impact on a Portfolio’s performance and increase the volatility of an investment in the Portfolio.
Russian Securities. In response to political and military actions undertaken by Russia, the United States, the European Union and the regulatory bodies of certain other countries have instituted numerous economic sanctions against certain Russian individuals and Russian entities, such as banning Russia from global payment systems that facilitate cross-border payments. As a result of these sanctions, the value and liquidity of Russian securities and Russian currency have experienced significant declines and Russia’s credit rating has been downgraded. These sanctions have resulted in freezing Russian securities, including securities held in the forms of ADRs and GDRs, and/or funds invested in prohibited assets, impairing the ability of a Portfolio to price, buy, sell, receive or deliver those securities and/or assets. Additional sanctions may be imposed in the future and may adversely impact, among other things, the Russian economy and various sectors of its economy. Further military action, retaliatory actions and other countermeasures that Russia may take, including the seizure of foreign residents’ or corporate entities’ assets, cyberattacks and espionage against other countries and foreign companies, may negatively impact such assets, countries and the companies in which a Portfolio invests. Any or all of these actions could potentially push Russia’s economy into a recession. The sanctions, the continued disruption of the Russian economy, and any related events could have a negative effect on the performance of funds, including a Portfolio, that have exposure to Russian investments.
Stock Connect. A Portfolio may invest in local equity Chinese securities (“China A-Shares”) of certain Chinese-domiciled companies listed and traded on the Shanghai Stock Exchange (“SSE”) through the Shanghai-Hong Kong Stock Connect program and on the Shenzhen Stock Exchange (“SZSE”) through the Shenzhen-Hong Kong Stock Connect program (each, a “Stock Connect” and collectively, “Stock Connects”) or on such other stock exchanges in China which participate in Stock Connect from time to time. Each Stock Connect is a securities trading and clearing links program developed by Hong Kong Exchanges and Clearing Limited (“HKEX”), the SSE or SZSE, as applicable, and the China Securities Depository and Clearing Corporation Limited (“CDCC”) that, among other things, permits foreign investment in the PRC via brokers in Hong Kong.
The Shanghai-Hong Kong Stock Connect program launched in November 2014 and the Shenzhen-Hong Kong Stock Connect program launched in December 2016, and there is no certainty as to how the regulations governing them will be applied or interpreted. Significant risks exist with respect to investing in China A-Shares through a Stock Connect. China A-Shares may only be bought from, or sold to, the Portfolio when both the PRC and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. Accordingly, if one or both markets are closed on a U.S. trading day, the Portfolio may not be able to dispose of its shares in a timely manner and this could adversely affect the Portfolio’s performance. The China A-Shares market has a higher propensity for trading suspensions than many other global equity markets. Trading suspensions in certain stocks could lead to greater market execution risk and costs for the Portfolio . In addition, same day trading is not permitted on the China A-Shares market, which may inhibit the Portfolio’s ability to enter into or exit trades on a timely basis. PRC regulations require the pre-delivery of cash or securities to a broker before the market opens on the day of selling. If the cash or securities are not in the broker’s possession before the market opens on that day, the sell order will be rejected, which may limit the Portfolio’s ability to dispose of its China A-Shares purchased through a Stock Connect in a timely manner.
Although no individual investment quotas or licensing requirements apply to investors in Stock Connects, trading through a Stock Connect’s northbound trading link is subject to daily investment quota limitations, which may change. Once these quota limitations are reached, buy orders for China A-Shares through a Stock Connect will be rejected, which could adversely affect a Portfolio’s ability to pursue its investment strategy. China A-Shares purchased through a Stock Connect may only be sold through a Stock Connect and are not otherwise transferrable. Although China A-Shares must be designated as eligible to be traded on a Stock Connect, such shares may lose their eligibility at any time, in which case they may be sold but cannot be purchased through a Stock Connect. Moreover, since all trades of eligible China A-Shares through a Stock Connect must be settled in Renminbi (“RMB”), a Portfolio must have timely access to a reliable supply of offshore RMB, which cannot be guaranteed. Notably, different fees, costs and taxes are imposed on foreign investors acquiring China A-Shares obtained through a Stock Connect, and these fees, costs and taxes may be higher than comparable fees, costs and taxes imposed on owners of other securities providing similar investment exposure. There is also no assurance that RMB will not be subject to devaluation. Any devaluation of RMB could adversely affect the Portfolio’s investments. If a Portfolio holds a class of shares denominated in a local currency other than RMB, the Portfolio will be exposed to currency exchange risk if the Portfolio converts the local currency into RMB for investments in China A-shares. The Portfolio may also incur conversion costs.
A Portfolio’s China A-Shares are held in an omnibus account and registered in nominee name, with Hong Kong Securities Clearing Company Limited (“HKSCC”) (a clearing house operated by HKEX) serving as nominee for the Portfolio . The exact nature and rights of a Portfolio as the beneficial owner of shares through HKSCC as nominee is not well defined under PRC law, and the exact nature and enforcement methods of those rights under PRC law are also unclear. As a result, the title to these shares, or the rights associated with them (i.e., participation in corporate actions, shareholder meetings, etc.) cannot be assured.
Exchange Traded Funds (“ETFs”). ETFs are a type of investment company bought and sold on a securities exchange. An ETF trades like common stock. While some ETFs are passively managed and seek to replicate the performance of a particular market index or segment, other ETFs are actively-managed and do not track a particular market index or segment, thereby subjecting investors to active management risk. Most ETFs are investment companies, and, therefore, a Portfolio’s purchase of ETF shares generally is subject to the limitations on, and the risks of, the Portfolio’s investments in other investment companies. See “Other Investment Companies.” The risks of owning an ETF generally reflect the risks of owning the securities underlying the ETF, although an ETF has management fees which increase its cost. Lack of liquidity in an ETF may result in wider bid-ask spreads.
Fixed Income Securities. Certain Portfolios may invest in fixed income securities. Debt securities are considered high-quality if they are rated at least Aa by Moody’s Investors Service (“Moody’s”) or its equivalent by any other nationally recognized statistical rating organization (“NRSRO”) or, if unrated, are determined to be of equivalent investment quality. High-quality debt securities are considered to have a very strong capacity to pay principal and interest. Debt securities are considered investment grade if they are rated, for example, at least Baa3 by Moody’s or BBB- by S&P Global Ratings (“S&P”), a Division of S&P Global Inc., or their equivalent by any other

NRSRO or, if not rated, are determined to be of equivalent investment quality. Investment grade debt securities are regarded as having an adequate capacity to pay principal and interest. Lower-medium quality and lower-quality securities rated, for example, Ba and B by Moody’s or its equivalent by any other NRSRO are regarded on balance as high risk and predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. The Managers will not necessarily dispose of an investment grade security that has been downgraded to below investment grade. See the Appendix for a description of each rating category and a more complete description of lower-medium quality and lower-quality debt securities and their risks.
The maturity of debt securities may be considered long- (ten-plus years), intermediate- (one to ten years), or short-term (thirteen months or less). In general, the principal values of longer-term securities fluctuate more widely in response to changes in interest rates than those of shorter-term securities, providing greater opportunity for capital gain or risk of capital loss. A decline in interest rates usually produces an increase in the value of debt securities, while an increase in interest rates generally reduces their value.
Lower-Rated, Fixed Income Securities
Certain Portfolios may invest in below investment grade debt securities, which are considered speculative. Issuers of lower-rated or non-rated securities (“high-yield” securities, commonly known as “junk bonds”) may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer’s ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer’s inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower-rated securities because such securities may be unsecured and may be subordinated to other creditors of the issuer.
Lower-rated, fixed income securities frequently have call or redemption features which would permit an issuer to repurchase the security from a Portfolio. If a call were exercised by the issuer during a period of declining interest rates, a Portfolio likely would have to replace such called security with a lower yielding security, thus decreasing the net investment income to the Portfolio and dividends to shareholders.
A Portfolio may have difficulty disposing of certain lower-rated, fixed income securities because there may be a thin trading market for such securities. The secondary trading market for high-yield securities is generally not as liquid as the secondary market for higher-rated securities. Reduced secondary market liquidity may have an adverse impact on market price and a Portfolio’s ability to dispose of particular issues when necessary to meet the Portfolio’s liquidity needs or in response to a specific economic event such as deterioration in the creditworthiness of the issuer.
Adverse publicity and investor perceptions, which may not be based on fundamental analysis, also may decrease the value and liquidity of lower-rated, fixed income securities, particularly in a thinly traded market. Factors adversely affecting the market value of lower-rated, fixed income securities are likely to adversely affect a Portfolio’s NAV. In addition, a Portfolio may incur additional expenses to the extent it is required to seek recovery upon the default of a portfolio holding or to participate in the restructuring of the obligation.
There are risks involved in applying credit ratings as a method for evaluating lower-rated, fixed income securities. For example, credit ratings evaluate the safety of principal and interest payments, not the market risks involved in lower-rated, fixed income securities. Since credit rating agencies may fail to change the credit ratings in a timely manner to reflect subsequent events, the Adviser or a Subadviser will monitor the issuers of lower-rated, fixed income securities in a Portfolio to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to assure the debt securities’ liquidity stays within the parameters of the Portfolio’s investment policies. The Subadvisers will not necessarily dispose of a portfolio security when its ratings have been changed.
Investments in already defaulted securities pose an additional risk of loss should nonpayment of principal and interest continue in respect of such securities. Even if such securities are held to maturity, recovery of a Portfolio’s initial investment and any anticipated income or appreciation is uncertain. In addition, a Portfolio may incur additional expenses to the extent that it is required to seek recovery relating to the default in the payment of principal or interest on such securities or otherwise protect its interests. A Portfolio may be required to liquidate other portfolio securities to satisfy annual distribution obligations of a Portfolio in respect of accrued interest income on securities which are subsequently written off, even though such Portfolio has not received any cash payments of such interest.

Municipal Securities. Fixed income securities include, among other things, municipal securities that are issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from U.S. federal income tax (“Municipal Securities”). Municipal Securities include debt securities that pay interest income, which is subject to the alternative minimum tax. A Portfolio may invest in Municipal Securities whose issuers pay interest on the Municipal Securities from revenues from projects such as multi-family housing, nursing homes, electric utility systems, hospitals or life care facilities. Municipal Securities include residual interest bonds, which are bonds created by dividing the income stream of an underlying municipal bond in two parts, a variable rate security and a residual interest bond. The interest rate for the variable rate security is determined by an index or an auction process held approximately every seven to thirty-five days, while the residual interest bond holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of residual interest bonds may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.
Floating Rate Obligations. These securities have a coupon rate that changes at least annually and generally more frequently. The coupon rate is set in relation to money market rates. The obligations, issued primarily by banks, other corporations, governments and semi-governmental bodies, may have a maturity in excess of one year. In some cases, the coupon rate may vary with changes in the yield on Treasury bills or notes or with changes in a reference rate such as the Secured Overnight Financing Rate (SOFR).
Foreign Securities. Foreign securities are securities of issuers that are economically tied to a non-U.S. country. Except as otherwise described in a Portfolio’s principal investment strategies or as determined by a Portfolio’s subadviser, a Portfolio will consider an issuer to be economically tied to a non-U.S. country by looking at a number of factors, including the domicile of the issuer’s senior management, the primary stock exchange on which the issuer’s security trades, the country from which the issuer produced the largest portion of its revenue, and its reporting currency. A foreign security includes corporate debt securities of foreign issuers (including preferred or preference stock), certain foreign bank obligations and U.S. dollar or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and of international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development, the European Coal and Steel Community, the Asian Development Bank and the Inter-American Development Bank.
A Portfolio may invest in non-U.S. dollar-denominated foreign securities, in accordance with its specific investment objective(s), investment programs, policies, and restrictions. Investing in foreign securities may involve advantages and disadvantages not present in domestic investments. There may be less publicly available information about securities not registered domestically, or their issuers, than is available about domestic issuers or their domestically registered securities. Stock markets outside the U.S. may not be as developed as domestic markets, and there may also be less government supervision of foreign exchanges and brokers. Foreign securities may be less liquid or more volatile than U.S. securities. Trade settlements may be slower and could possibly be subject to failure. In addition, brokerage commissions and custodial costs with respect to foreign securities may be higher than those for domestic investments. Accounting, auditing, financial reporting and disclosure standards for foreign issuers may be different than those applicable to domestic issuers. Non-U.S. dollar-denominated foreign securities may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations (including currency blockage) and a Portfolio may incur costs in connection with conversions between various currencies. Foreign securities may also involve risks due to changes in the political or economic conditions of such foreign countries, the possibility of expropriation of assets or nationalization, and possible difficulty in obtaining and enforcing judgments against foreign entities.
Investments in the securities of foreign issuers often involve currencies of foreign countries and may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations and may incur costs in connection with conversions between various currencies. To the extent that a Portfolio is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. A Portfolio also may be subject to currency exposure independent of its securities positions.
Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks or the failure to intervene or by currency controls or political developments in the United States or abroad. To the extent that a substantial portion of a Portfolio’s total assets, adjusted to reflect the Portfolio’s net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the Portfolio will be more susceptible to the risk of adverse economic and political developments within those countries. A Portfolio’s net currency positions may expose it to risks independent of its securities positions. In addition, if the payment declines in value against the U.S. dollar before such income is distributed as dividends to shareholders or converted to U.S. dollars, the Portfolio may have to sell portfolio securities to obtain sufficient cash to pay such dividends.
Forward Foreign Currency Exchange Contracts (“Forward Contracts”). Forward Contracts involve bilateral obligations of one party to purchase, and another party to sell, a specific currency at a future date (which may be any fixed number of days from the date of the contract agreed upon by the parties), at a price set at the time the contract is entered into.
Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Institutions that deal in forward currency contracts, however, are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity. No price is paid or received upon the purchase or sale of a Forward Contract. Portfolios may use Forward Contracts to reduce certain risks of their respective investments and/or to attempt to enhance return. Each of the Portfolios may invest in Forward Contracts consistent with their respective investment goals and investment strategies. To the extent that a substantial portion of a Portfolio’s total assets, adjusted to reflect the Portfolio’s net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the Portfolio will be more susceptible to the risk of adverse economic and political developments within those countries.
The Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank”), which is described below, includes forward foreign exchange transactions (but not bona fide spot foreign exchange transactions) in the definition of “swap” and therefore contemplates that certain of these contracts may be exchange-traded, cleared by a clearinghouse and regulated by the Commodity Futures Trading Commission (the “CFTC”). A limited category of forward foreign exchange transactions was excluded from certain of the Dodd-Frank regulations, as permitted thereunder, by the Secretary of the United States Department of the U.S. Treasury (“Treasury”) and therefore that class of forward foreign currency contracts as well as bona fide spot foreign exchange transactions will not be subject to full regulation by the CFTC or to mandatory margining by counterparties and the Trust under regulations of the CFTC and the regulators of U.S. banks, bank holding companies and other regulated depository institutions (the “Prudential Regulators”). As a result, a Portfolio may not receive certain of the benefits of CFTC regulation or of mandatory bilateral margining for certain of its trading activities, including certain Forward Contracts.
Forward Contracts are generally used to protect against uncertainty in the level of future exchange rates, although they may be used to enhance returns. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities a Portfolio owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although Forward Contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase. Moreover, costs involved in entering into Forward Contracts will reduce the benefit of such contracts.
Forward Contracts may also be entered into with respect to specific transactions. For example, when a Portfolio enters into a contract for the purchase or sale of a security denominated in (or affected by fluctuations in, in the case of ADRs) a foreign currency, or when a Portfolio anticipates receipt of dividend payments in a foreign currency, the Portfolio may desire to “lock-in” the U.S. dollar price of the security or the U.S. dollar equivalent of such payment by entering into a Forward Contract, for a fixed amount of U.S. dollars per unit of foreign currency. Entry into a Forward Contract or a spot contract may also be used to facilitate the purchase or sale of the underlying foreign security or to close-out an existing Forward Contract. A Portfolio will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between: the date on which the security is purchased and the date it is sold; the date on which a purchase is planned and the date it is effected; the date on which a dividend payment is declared and the date on which such payment is made or received; and the date on which a hedging transaction is entered into and the date it is terminated.
Forward Contracts are also used to lock in the U.S. dollar value of portfolio positions (“position hedge”). In a position hedge, for example, when a Portfolio believes that a particular foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a Forward Contract to sell an amount of that foreign currency approximating the value of some or all of the portfolio securities denominated in (or affected by fluctuations in, in the case of ADRs) such foreign currency, or when a Portfolio believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a Forward Contract to buy that foreign currency for a fixed dollar amount in exchange for U.S. dollars. In this situation, a Portfolio may, in the alternative, enter into a Forward Contract to sell a different foreign currency for a fixed U.S. dollar amount where the Portfolio believes that the U.S. dollar value of the currency to be sold pursuant to the Forward Contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Portfolio are denominated (“cross-hedging”). Another example of a cross-hedge may involve a Portfolio entering into a Forward Contract to sell a fixed Euro amount and to enter into a Forward Contract to buy a fixed amount of a different currency. A Portfolio may also hedge investments denominated in a foreign currency by entering into forward currency contracts with respect to a foreign currency that is expected to correlate to the currency in which the investments are denominated (“proxy hedging”).

The precise matching of the Forward Contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date the Forward Contract is entered into and the date it is sold. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase), if the market value of the security is less than the amount of foreign currency a Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency a Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be accurately predicted, causing a Portfolio to sustain losses on these contracts and transaction costs.
At or before the maturity of a Forward Contract requiring a Portfolio to sell a currency, the Portfolio may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Portfolio may close out a Forward Contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. A Portfolio would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract, net of related transaction costs.
The cost to a Portfolio of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts are usually entered into on a principal basis, no fees or commissions are involved, but transaction costs are charged through a spread. Because such contracts are not traded on an exchange, a Portfolio must evaluate the credit and performance risk of each particular counterparty under a Forward Contract as well as the pricing or spread offered.
Although a Portfolio values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. A Portfolio may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.
Hybrid Instruments. Hybrid instruments, including indexed and structured securities, combine the elements of derivatives, including futures contracts or options, with those of debt, preferred equity or a depository instrument (each, a “Hybrid Instrument” and collectively, “Hybrid Instruments”). Generally, a Hybrid Instrument will be a debt security, preferred stock, depository share, trust certificate, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices of securities, currencies, intangibles, goods, articles or commodities (collectively, “Underlying Assets”) or by another objective index, economic factor or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively, “Benchmarks”). Thus, Hybrid Instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.
Hybrid Instruments may be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a Portfolio may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, the Portfolio could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the Portfolio the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transaction costs. Of course, there is no guarantee that the strategy will be successful and the Portfolio could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the Hybrid Instrument.

The risks of investing in Hybrid Instruments reflect a combination of the risks of investing in securities, options, futures and currencies. Thus, an investment in a Hybrid Instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published Benchmark. The risks of a particular Hybrid Instrument will depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the Hybrid Instrument, which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and Forward Contracts herein for a discussion of the risks associated with such investments.
Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument. Also, the prices of the Hybrid Instrument and the Benchmark or Underlying Asset may not move in the same direction or at the same time.
Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, Hybrid Instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the Hybrid Instrument. Leverage risk occurs when the Hybrid Instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss as well as the potential for gain.
Hybrid Instruments may also carry illiquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. Under certain conditions, the redemption (or sale) value of such an investment could be zero. In addition, because the purchase and sale of Hybrid Instruments could take place in an OTC market without the guarantee of a central clearing organization or in a transaction between a Portfolio and the issuer of the Hybrid Instrument, the creditworthiness of the counterparty or issuer of the Hybrid Instrument would be an additional risk factor the Portfolio would have to consider and monitor. Hybrid Instruments also may not be subject to regulation by the CFTC (which generally regulates the trading of commodity interests by U.S. persons), the SEC (which regulates the offer and sale of securities by and to U.S. persons), or any other governmental regulatory authority.
The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the NAV of a Portfolio. Accordingly, a Portfolio that so invests will limit its investments in Hybrid Instruments to 10% of its total assets.
Hybrid Instruments include structured investments, which are securities having a return tied to an underlying index or other security or asset. Structured investments are organized and operated to restructure the investment characteristics of the underlying security. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities (“Structured Securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued Structured Securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Securities is dependent on the extent of the cash flow on the underlying instruments. Because Structured Securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. The Portfolios may invest in classes of Structured Securities that are either subordinated or unsubordinated to the right of payment of another class. Subordinated Structured Securities typically have higher yields and present greater risks than unsubordinated Structured Securities. Structured Securities are typically sold in private placement transactions, and there currently is no active trading market for Structured Securities. Investments in government and government-related and restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts. Certain issuers of structured securities may be deemed to be investment companies as defined in the 1940 Act. As a result, the Portfolios’ investments in these structured securities may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act. Contingent convertible securities (sometimes referred to as “CoCos”) are a type of hybrid security that under certain circumstances either (i) converts into common shares of the issuer or (ii) undergoes a principal write-down. The mandatory conversion/write-down provision might relate, for instance, to maintenance of a capital minimum, whereby falling below the minimum would trigger the automatic conversion. Since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero; and conversion would deepen the subordination of the investor, hence worsening standing in a bankruptcy. Should an instrument undergo a write-down, investors may lose some or all of their original investment.
Illiquid Investments. Under the Liquidity Rule (as defined below), no more than 15% of a Portfolio’s net assets may be invested in illiquid investments. An illiquid investment is any investment that a Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If illiquid investments exceed 15% of a Portfolio’s net assets, the Liquidity Rule and the Liquidity Program (as defined below) require that certain remedial actions be taken. Investment of a Portfolio’s assets in illiquid investments may restrict the ability of the Portfolio to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where a Portfolio’s operations require cash, such as when the Portfolio redeems shares or pays dividends, and could result in the Portfolio borrowing to meet short-term cash requirements or incurring capital losses on the sale of illiquid investments.
Index swaps involve the exchange of value based on changes in an index, such as the CPI, that could provide inflation protection or provide a hedge to such inflation-indexed securities.
Inflation-indexed securities are debt instruments whose principal is indexed to an official or designated measure of inflation, such as the CPI in the United States. The principal of these instruments is adjusted based upon changes to the index or designated measure of inflation. Because the principal amount may increase or decrease, the interest received also will vary with adjustments to the principal amount. Inflation-indexed securities may be issued or guaranteed by the U.S. Treasury and U.S. government agencies, foreign governments and foreign government agencies, and private corporations or entities.
Interfund Borrowing and Lending Program. The Trust has received exemptive relief from the SEC that permits a Portfolio to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of participating Portfolios, including the requirement that no Portfolio may borrow from the program unless it receives a more favorable interest rate than would be available to any of the participating Portfolios from a typical bank for a comparable transaction. In addition, a Portfolio may participate in the program only if and to the extent that such participation is consistent with the Portfolio’s investment objective and policies (for instance, money market funds would normally participate only as lenders). Interfund loans and borrowings may extend overnight but could have a maximum duration of seven days. Loans may be called on one business day’s notice. A Portfolio may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Portfolio could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Board of the participating Portfolios. To the extent a Portfolio is actually engaged in borrowing through the interfund lending program, the Portfolio will comply with its investment policy on borrowing.
Inverse Floaters. Inverse floaters are leveraged inverse floating rate debt instruments. The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity.
IPO Investing. A Portfolio’s purchase of shares issued as part of, or a short period after, a company’s initial public offering (“IPOs”) exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers may be volatile, and share prices of newly public companies have fluctuated in significant amounts over short periods of time. The effect of IPOs on a Portfolio’s performance depends on a variety of factors, including the number of IPOs the Portfolio invests in relative to the size of the Portfolio and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As a Portfolio’s asset base increases, IPOs often have a diminished effect on the Portfolio’s performance. Companies offering stock in IPOs generally have limited operating histories and purchase of their securities may involve greater investment risk.
LIBOR Risk. A Portfolio’s investments, payment obligations and financing terms may be based on floating rates, such as London Interbank Offer Rate (“LIBOR”), Euro Interbank Offered Rate, SOFR and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor require banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. On March 5, 2021, the FCA and LIBOR’s administrator announced that most LIBOR settings will no longer be published after the end of 2021 and a majority of U.S. dollar LIBOR settings will no longer be published after June 30, 2023. Most LIBOR settings, as well as certain other Reference Rates, such as the Euro Overnight Index Average, ceased to be published or representative after December 31, 2021. Such announcements indicate that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed. These announcements and any additional regulatory or market changes may have an adverse impact on a Portfolio or its investments.
Regulators and market participants are working together to identify or develop successor Reference Rates (e.g. SOFR, which is intended to replace the U.S. dollar LIBOR). It is expected that market participants will focus on the transition mechanisms by which the Reference Rates in existing contracts or instruments may be amended, whether through market wide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, the termination of certain Reference Rates presents risks to a Portfolio. At this time, it is not possible to completely identify or predict the effect of any such changes, any establishment of alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by a Portfolio or on its overall financial condition or results of operations. In addition, any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect a Portfolio’s performance and/or NAV.
Liquidity Risk Management. Rule 22e-4 under the 1940 Act (the “Liquidity Rule”) requires open-end funds, such as the Portfolios, to adopt a liquidity risk management program and enhance disclosures regarding fund liquidity. As required by the Liquidity Rule, the Portfolios have implemented their liquidity risk management program (the “Liquidity Program”), and the Board has appointed SunAmerica as the liquidity risk program administrator of the Liquidity Program. Under the Liquidity Program, SunAmerica assesses, manages, and periodically reviews each Portfolio’s liquidity risk and classifies each investment held by a Portfolio as a “highly liquid investment,” “moderately liquid investment,” “less liquid investment” or “illiquid investment.” The Liquidity Rule defines “liquidity risk” as the risk that a Portfolio could not meet requests to redeem shares issued by the Portfolio without significant dilution of the remaining investors’ interests in the Portfolio. The liquidity of a Portfolio’s portfolio investments is determined based on relevant market, trading and investment-specific considerations under the Liquidity Program. To the extent that an investment is deemed to be an illiquid investment or a less liquid investment, a Portfolio can expect to be exposed to greater liquidity risk.
Loan Participations and Assignments. Loan participations and assignments include investments in fixed and floating rate loans (“Loans”) arranged through private negotiations between an issuer of sovereign or corporate debt obligations and one or more financial institutions (“Lenders”). Investments in Loans are expected in most instances to be in the form of participations in Loans (“Participations”) and assignments of all or a portion of Loans (“Assignments”) from third parties. In the case of Participations, a Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In the event of the insolvency of the Lender selling a Participation, a Portfolio may be treated as a general creditor of the Lender and may not benefit from any setoff between the Lender and the borrower. A Portfolio will acquire Participations only if the Lenders interpositioned between the Portfolio and the borrower are determined by the Subadviser to be creditworthy. When a Portfolio purchase Assignments from Lenders they will acquire direct rights against the borrower on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by a Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. Because there is no liquid market for such securities, the Portfolio anticipate that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and the Portfolios’ ability to dispose of particular Assignments or Participations when necessary to meet the Portfolios’ liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for the Portfolios to assign a value to these securities for purposes of valuing the Portfolios and calculating their NAV.
The highly leveraged nature of many such Loans may make such Loans especially vulnerable to adverse changes in economic or market conditions. Participations and other direct investments may not be in the form of securities or may be subject to restrictions on transfer, and there may be no liquid market for such securities, as described above.
In certain circumstances, Loans may not be deemed to be securities, and in the event of fraud or misrepresentation by a borrower or an arranger, Lenders and purchasers of interests in Loans, such as the Portfolios, will not have the protection of the anti-fraud provisions of the federal securities laws, as would be the case for bonds or stocks, and there may be less publicly available information about Loans than about securities. Instead, in such cases, Lenders generally rely on the contractual provisions in the Loan agreement itself and common-law fraud protections under applicable state law.

Mortgage-Backed Securities. Mortgage-backed securities include investments in mortgage-related securities, including certain U.S. government securities such as Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) or Federal Home Loan Mortgage Corporation (“FHLMC”) certificates (as defined below), and private mortgage-related securities which represent an undivided ownership interest in a pool of mortgages. The mortgages backing these securities include conventional thirty-year fixed rate mortgages, fifteen-year fixed rate mortgages, graduated payment mortgages and adjustable rate mortgages. The U.S. government or the issuing agency guarantees the payment of interest and principal of these securities. However, the guarantees do not extend to the securities’ yield or value, which are likely to vary inversely with fluctuations in interest rates. These certificates are in most cases pass-through instruments, through which the holder receives a share of all interest and principal payments, including prepayments, on the mortgages underlying the certificate, net of certain fees.
The yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the average life of a particular issue of pass-through certificates. Mortgage-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying mortgage obligations. Thus, the actual life of any particular pool will be shortened by any unscheduled or early payments of principal and interest. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by a Portfolio to differ from the yield calculated on the basis of the expected average life of the pool.
Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments will most likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease as does the value of other debt securities, but, when prevailing interest rates decline, the value of a pass-through security is not likely to rise on a comparable basis with other debt securities because of the prepayment feature of pass-through securities. The reinvestment of scheduled principal payments and unscheduled prepayments that the Portfolio receives may occur at higher or lower rates than the original investment, thus affecting the yield of the Portfolio. Monthly interest payments received by the Portfolio have a compounding effect, which may increase the yield to shareholders more than debt obligations that pay interest semi-annually. Because of those factors, mortgage-backed securities may be less effective than U.S. Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of the principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through securities purchased at a discount. A Portfolio may purchase mortgage-backed securities at a premium or at a discount.
The following is a description of GNMA, FNMA and FHLMC certificates, the most widely available mortgage-backed securities:
GNMA Certificates (“GNMA Certificates”). GNMA Certificates are mortgage-backed securities that evidence an undivided interest in a pool or pools of mortgages. GNMA Certificates that a Portfolio may purchase are the modified pass-through type, which entitle the holder to receive timely payment of all interest and principal payments due on the mortgage pool, net of fees paid to the issuer and GNMA, regardless of whether or not the mortgagor actually makes the payment.
GNMA guarantees the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration or the Farmers Home Administration, or guaranteed by the Veterans Administration . The GNMA guarantee is authorized by the National Housing Act and is backed by the full faith and credit of the United States. The GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.
The average life of a GNMA Certificate is likely to be substantially shorter than the original maturity of the mortgages underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosure will usually result in the return of the greater part of principal investment long before the maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee, except to the extent that a Portfolio has purchased the certificates at a premium in the secondary market. As prepayment rates of the individual mortgage pools vary widely, it is not possible to predict accurately the average life of a particular issue of GNMA Certificates.
FHLMC Certificates. The FHLMC issues two types of mortgage pass-through securities: mortgage participation certificates (“PCs”) and guaranteed mortgage certificates (“GMCs”) (collectively, “FHLMC Certificates”). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool. The FHLMC guarantees timely monthly payment of interest (and, under certain circumstances, principal) of PCs and the ultimate payment of principal.
GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. The expected average life of these securities is approximately 10 years. The FHLMC guarantee is not backed by the full faith and credit of the U.S. government.
FNMA Certificates. The FNMA issues guaranteed mortgage pass-through certificates (“FNMA Certificates”). FNMA Certificates represent a pro rata share of all interest and principal payments made and owed on the underlying pool. FNMA guarantees timely payment of interest and principal on FNMA Certificates. The FNMA guarantee is not backed by the full faith and credit of the U.S. government.
Although the U.S. government has provided financial support to FHLMC and FNMA, there can be no assurance that it will support these or other government-sponsored enterprises in the future.
Other types of mortgage-backed securities include:
Conventional Mortgage Pass-Through Securities (“Conventional Mortgage Pass-Throughs”) represent participation interests in pools of mortgage loans that are issued by trusts formed by originators of the institutional investors in mortgage loans (or represent custodial arrangements administered by such institutions). These originators and institutions include commercial banks, savings and loan associations, credit unions, savings banks, insurance companies, investment banks or special purpose subsidiaries of the foregoing. For U.S. federal income tax purposes, such trusts are generally treated as grantor trusts or real estate mortgage investment conduits (“REMICs”) and, in either case, are generally not subject to any significant amount of U.S. federal income tax at the entity level.
The mortgage pools underlying Conventional Mortgage Pass-Throughs consist of conventional mortgage loans evidenced by promissory notes secured by first mortgages or first deeds of trust or other similar security instruments creating a first lien on residential or mixed residential and commercial properties. Conventional Mortgage Pass-Throughs (whether fixed or adjustable rate) provide for monthly payments that are a “pass-through” of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees or other amount paid to any guarantor, administrator and/or servicer of the underlying mortgage loans. A trust fund with respect to which a REMIC election has been made may include regular interests in other REMICs, which in turn will ultimately evidence interests in mortgage loans.
Conventional mortgage pools generally offer a higher rate of interest than government and government-related pools because of the absence of any direct or indirect government or agency payment guarantees. However, timely payment of interest and principal of mortgage loans in these pools may be supported by various forms of insurance or guarantees, including individual loans, title, pool and hazard insurance and letters of credit. The insurance and guarantees may be issued by private insurers and mortgage poolers. Although the market for such securities is becoming increasingly liquid, mortgage-related securities issued by private organizations may not be readily marketable.
Collateralized Mortgage Obligations (“CMOs”). CMOs are fully collateralized bonds that are the general obligations of the issuer thereof (e.g., the U.S. government, a U.S. government instrumentality, or a private issuer). Such bonds generally are secured by an assignment to a trustee (under the indenture pursuant to which the bonds are issued) of collateral consisting of a pool of mortgages. Payments with respect to the underlying mortgages generally are made to the trustee under the indenture. Payments of principal and interest on the underlying mortgages are not passed through to the holders of the CMOs as such (i.e., the character of payments of principal and interest is not passed through, and therefore payments to holders of CMOs attributable to interest paid and principal repaid on the underlying mortgages do not necessarily constitute income and return of capital, respectively, to such holders), but such payments are dedicated to payment of interest on and repayment of principal of the CMOs.
Principal and interest on the underlying mortgage assets may be allocated among the several classes of CMOs in various ways. In certain structures (known as “sequential pay” CMOs), payments of principal, including any principal prepayments, on the mortgage assets generally are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.
Additional structures of CMOs include, among others, “parallel pay” CMOs. Parallel pay CMOs are those that are structured to apply principal payments and prepayments of the mortgage assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

A wide variety of CMOs may be issued in the parallel pay or sequential pay structures. These securities include accrual certificates (also known as “Z-Bonds”), which accrue interest at a specified rate only until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class (“PAC”) certificates, which are parallel pay CMOs, which generally require that specified amounts of principal be applied on each payment date to one or more classes of CMOs (the “PAC Certificates”), even though all other principal payments and prepayments of the mortgage assets are then required to be applied to one or more other classes of the certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created to absorb most of the volatility in the underlying mortgage assets. These tranches tend to have market prices and yields that are much more volatile than the PAC classes.
Each Portfolio may invest in CMOs.
Stripped Mortgage-Backed Securities (“SMBS”). SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal-only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest-only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio’s yield.
Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac, there can be no assurance that it will support these or other government-sponsored enterprises in the future.
New Developments. See Special Situations herein.
Non-Diversified Status. The SA Multi-Managed Large Cap Growth Portfolio and SA T. Rowe Price Growth Stock Portfolio are considered “non-diversified” investment companies.
Options and Futures. Options and futures are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets or a market or economic index. An option gives its owner the right, but not the obligation, to buy (“call”) or sell (“put”) a specified amount of a security or other assets at a specified price within a specified time period. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, or security or basket of securities at a specified future date and price. Options and Futures (defined below) are generally used for either hedging or income enhancement purposes. Portfolios may also use Options and Futures for other purposes, including, without limitation, to facilitate trading, to increase or decrease a Portfolio’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased, or to generate income.
Options on securities may be traded on a national securities exchange or in the OTC market, options on futures contracts may be traded only on a CFTC-regulated designated contract market and options on commodities and currencies are generally traded in the OTC market. Risks to the Portfolios of entering into option contracts include market risk, assignment risk (i.e., the risk that a clearinghouse will assign an exercise notice to an option writer which will require the holder to settle the option rather than allowing the option to expire while retaining the premium) and, with respect to OTC options, illiquidity risk and counterparty risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.
Options can be either purchased or written (i.e., sold). A call option written by a Portfolio obligates the Portfolio to sell specified securities, commodities, or other assets to the holder of the option at a specified price or to deliver a net cash settlement amount equal to the difference between specified prices if the option is exercised at any time before expiration. One purpose of writing covered call options is to realize greater income than would be realized on portfolio securities transactions alone. However, in writing covered call options for additional income, a Portfolio may forgo the opportunity to profit from an increase in the market price of the underlying security. Under the policies applicable to the Trust, a Portfolio may only write call options up to 25% of its total assets.
A put option written by a Portfolio obligates a Portfolio to purchase specified securities from the option holder at a specified price or to deliver a net cash settlement amount equal to the difference between specified prices if the option is exercised at any time before expiration. One purpose of writing such options is to generate additional income for a Portfolio through the premiums received. However, in return for the option premium, a Portfolio accepts the risk that it may be required to purchase the underlying securities at a price in excess of the securities’ market value at the time of purchase.
The following is more detailed information concerning options on securities, commodity options, futures and options on futures:
Options on Securities. When a Portfolio writes (i.e., sells) a call option (“call”) on a security it receives a premium and, if the option is physically settled, agrees to sell the underlying security or basket of securities to a purchaser of a corresponding call on the same security during the call period (usually not more than nine months) at a fixed price (which may differ from the market price of the underlying security), regardless of market price changes during the call period. A Portfolio may also write call options that are cash settled. Under cash settlement, instead of purchasing the underlying security or basket of securities upon exercise, the Portfolio is required to pay the holder cash equal to the intrinsic profit embedded in the option based on the difference between specified prices. In both cases, a Portfolio has retained the risk of loss should the price of the underlying security or of the basket of securities decline during the call period, which may be offset to some extent by the premium.
To terminate its obligation on a call it has written, a Portfolio may sell its position or may purchase a corresponding call in a “closing purchase transaction.” A profit or loss will be realized, depending upon whether the net of the amount of the option transaction costs and the premium received on the call written was more or less than the price of the call subsequently purchased. A profit may also be realized if the call expires unexercised, because a Portfolio retains the premium received (and, if the option was “covered,” the Portfolio would also retain the underlying security). If a Portfolio could not effect a closing purchase transaction due to lack of a market, it may be required to hold the callable securities until the call expired or was exercised. In the case of OTC options, the options writer may be able to negotiate a termination of the option contract.
When a Portfolio purchases a call (other than in a closing purchase transaction), it pays a premium and has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price or, if the call is cash settled, to receive the intrinsic profit (which is often measured based on the difference between the strike price and the market price of the underlying security or basket on the exercise date). A Portfolio generally benefits only if the call is sold at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid and the call is exercised. If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and a Portfolio will lose its premium payment and the right to purchase the underlying investment. In some cases, however, a call option can serve as a hedge for other securities or trading strategies held by the Portfolio. For example, if a Portfolio enters into a short sale on securities, a long call option that references those securities can protect the Portfolio against losses in closing out the short position by establishing a fixed purchase price.
A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period or, if the option is cash settled, an obligation to settle by paying the intrinsic profit. Writing a put covered by segregated liquid assets equal to the exercise price of the put has the same economic effect to a Portfolio as writing a covered call. The premium a Portfolio receives from writing a put option represents a profit as long as the price of the underlying investment remains above the exercise price (or, if the option is cash settled, the difference between the specified prices does not exceed the specified difference). However, a Portfolio has also assumed the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price (or, if cash settled, to pay the intrinsic profit), even though the value of the investment may fall below the exercise price. If the put expires unexercised, a Portfolio (as the writer of the put) realizes a gain in the amount of the premium. If the put is exercised, a Portfolio must fulfill its obligation to purchase the underlying investment at the exercise price, which will usually exceed the market value of the investment at that time. In that case, a Portfolio may incur a loss equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs incurred. A put option may be used to hedge other securities or trading strategies. For example, like a long call option, a cash-settled put option can protect the Portfolio against losses in closing out a short position in the referenced securities.
A Portfolio may sell or effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent an underlying security from being put. In the case of an OTC put option, the Portfolio may be able to negotiate a termination. A Portfolio will realize a profit or loss from sale, a termination or a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the option.

When a Portfolio purchases a put, it pays a premium and has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price (or, if cash settled, to receive a cash payment equal to the intrinsic profit). Buying a put on an investment a Portfolio owns enables the Portfolio to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling such underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and as a result the put is not exercised or resold, the put will become worthless at its expiration date, and the Portfolio will lose its premium payment and the right to sell the underlying investment pursuant to the put. The put may, however, be sold prior to expiration (whether or not at a profit). A long put option is often used as a hedge against depreciation in the value of securities held by a Portfolio.
Buying a put on an investment a Portfolio does not own permits the Portfolio either to resell the put or buy the underlying investment and sell it at the exercise price. The resale price of the put generally will vary inversely with the price of the underlying investment. If the market price of the underlying investment is above the exercise price and as a result the put is not exercised, the put will become worthless on its expiration date. In the event of a decline in the stock market, a Portfolio could exercise or sell the put at a profit to attempt to offset some or all of its loss on its portfolio securities. When writing put options on securities, to secure its obligation to pay for the underlying security, a Portfolio, consistent with the current SEC and staff guidance, will segregate liquid assets with a value equal to or greater than the exercise price of the underlying securities. A Portfolio therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets. After the implementation of Rule 18f-4, a Portfolio will be limited in the positions in options that it is authorized to enter into and, assuming the Portfolio is not a Limited Derivatives User, the Portfolio will be required to implement a derivatives risk management program and appoint a derivatives risk manager to oversee its entry into derivatives, including options.
In the case of a listed put option, as long as the obligation of a Portfolio as the put writer continues, it may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring a Portfolio to take delivery of the underlying security against payment of the exercise price. If the Portfolio writes an OTC put option, it will be responsible for purchasing the underlying security from the option counterparty (or paying the counterparty the intrinsic profit, for a cash-settled put option) upon exercise. A Portfolio has no control over when it may be required to purchase the underlying security, since the owner of the put option determines if and when to exercise the option. This obligation terminates upon expiration of the put, or such earlier time at which a Portfolio sells the option, negotiates a termination of an OTC option or effects a closing purchase transaction by purchasing a put of the same series as that previously sold. Once a Portfolio has been assigned an exercise notice for a listed option, it is thereafter not allowed to effect a closing purchase transaction.
The purchase of a spread option on a security gives a Portfolio the right to put, or sell, a security at a fixed dollar spread or fixed yield spread in relationship to another security. Covered options spread is a strategy sometimes used by one or more Portfolios. Under a covered options spread, the Portfolio owns the securities referenced by two call options sold by the Portfolio or two put options purchased by the Portfolio at different strike price levels. The risk to a Portfolio in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. Similarly, the risk to a Portfolio in selling covered spread options is that the Portfolio may be required to sell the securities under both options, and the cost of doing so may be greater than the premium received. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect a Portfolio against adverse changes in prevailing credit quality spreads (i.e., the yield spread between high quality and lower quality securities). Such protection is provided only during the life of the spread option.
Options on Foreign Currencies. Puts and calls are also written and purchased on foreign currencies in an attempt to protect against declines in the U.S. dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. Most currency options are entered into on an OTC basis.
As with other kinds of option transactions, the writing of an option on currency will constitute only a partial hedge, up to the amount of the premium received. A Portfolio could be required to purchase or sell currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Portfolio’s position, the Portfolio may forfeit the entire amount of the premium plus related transaction costs.
Options on Securities Indices. Puts and calls on broad-based securities indices are similar to puts and calls on securities except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally) rather than on price movements in individual securities or Futures (as defined below). When a Portfolio buys a call on a securities index, it pays a premium. During the call period, upon exercise of a call by a Portfolio, a seller of a corresponding call on the same investment will pay the Portfolio an amount of cash to settle the call if the closing level of the securities index upon which the call is based is greater than the exercise price of the call. That cash payment is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the “multiplier”) which determines the total dollar value for each point of difference. When a Portfolio buys a put on a securities index, it pays a premium and has the right during the put period to require a seller of a corresponding put, upon the Portfolio’s exercise of its put, to deliver to the Portfolio an amount of cash to settle the put if the closing level of the securities index upon which the put is based is less than the exercise price of the put. That cash payment is determined by the multiplier, in the same manner as described above as to calls.
The use of options subjects a Portfolio to a number of risks, including market risk and, in the case of OTC options, counterparty risk. In addition, options may not succeed depending upon market conditions. For example, if a Subadviser’s predictions of future movements in the securities markets do not materialize, the use of options may exacerbate the adverse consequences to the Portfolio (e.g., by reducing available cash available for distribution or reinvestment) and may leave the Portfolio in a worse position than if options had not been used. Other risks of using options include contractions and unexpected movements in the prices of the assets underlying the options and bankruptcy of the counterparty.
Yield Curve Options. The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, however, such options present risk of loss even if the yield of one of the underlying securities remains constant, if the spread moves in a direction or to an extent not anticipated. Yield curve options are traded OTC and because they have been only recently introduced, established trading markets for these securities have not yet developed.
Reset Options. Reset options are options on U.S. Treasury securities that provide for periodic adjustment of the strike price and may also provide for the periodic adjustment of the premium during the term of each such option. Like other types of options, these transactions, which may be referred to as “reset” options or “adjustable strike” options grant the purchaser the right to purchase (in the case of a call) or sell (in the case of a put), a specified type of U.S. Treasury security at any time up to a stated expiration date (or, in certain instances, on such date). In contrast to other types of options, however, the price at which the underlying security may be purchased or sold under a “reset” option is determined at various intervals during the term of the option, and such price fluctuates from interval to interval based on changes in the market value of the underlying security. As a result, the strike price of a “reset” option, at the time of exercise, may be less advantageous than if the strike price had been fixed at the initiation of the option. In addition, the premium paid for the purchase of the option may be determined at the termination, rather than the initiation, of the option. If the premium for a reset option written by the Portfolio is paid at termination, the Portfolio assumes the risk that (i) the premium may be less than the premium that would otherwise have been received at the initiation of the option because of such factors as the volatility in yield of the underlying Treasury security over the term of the option and adjustments made to the strike price of the option, and (ii) the option purchaser may default on its obligation to pay the premium at the termination of the option. Conversely, where the Portfolio purchases a reset option, it could be required to pay a higher premium than would have been the case at the initiation of the option.
Options on securities are subject to position limits established by the exchanges and by the Financial Industry Regulatory Authority (“FINRA”), which restrict the size of the positions that a Portfolio may enter into.
Futures. Certain of the Portfolios may enter into futures contracts for various purposes including to increase or decrease exposure to equity or bond markets, to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or rates to manage duration and yield curve positioning, or to enhance income or total return. Interest rate futures contracts, foreign currency futures contracts and stock and bond index futures contracts, including futures on U.S. Government securities (together, “Futures”) are used primarily for hedging purposes, and from time to time for return enhancement. Futures are also often used to adjust exposure to various equity or fixed income markets or as a substitute for investments in underlying securities markets, referred to as the “cash” markets. Upon entering into a Futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities as well as daily postings of cash with a futures commission merchant (the “futures broker”) for posting with the applicable clearinghouse. As the Future is marked to market to reflect changes in its market value, exchanges of margin, known as “variation margin,” are made or received by the Portfolio as a result of changes in the value of the contract and /or changes in the value of the initial margin requirement. Prior to expiration of the Future, if a Portfolio elects to close out its position by taking an opposite position, a final determination of variation margin is made, additional cash is required to be paid by or released to the Portfolio, and any loss or gain is realized for tax purposes. All Futures transactions are effected through a clearinghouse associated with the exchange on which the Futures are traded. Some Futures are physically-settled, which means that, unless the Future is closed out prior to the maturity date, the Portfolio would be required to deliver or take delivery of the referenced asset. Other Futures are cash-settled, which means that the Portfolio would be required to pay or receive cash equal to the intrinsic profit in the contract.
The primary risk to the Portfolios of entering into Futures is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying securities. Futures involve, to varying degrees, risk of loss in excess of the variation margin as disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. There may not always be a liquid secondary market for Futures and, as a result, a Portfolio may be unable to close out its contracts at a time that is advantageous or as necessary to avoid physical settlement. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. The Portfolio may enter into arrangements with futures brokers to take on for the Portfolio physical settlement obligations in the event that the Portfolio fails to close out a position prior to the maturity date.
Interest rate futures contracts are purchased or sold generally to manage duration and yield curve positioning and for hedging purposes to attempt to protect against the effects of interest rate changes on a Portfolio’s current or intended investments in fixed income securities, as well as for other purposes. For example, if a Portfolio owned long-term bonds and interest rates were expected to increase, that Portfolio might sell interest rate futures contracts. Such a sale would have much the same effect as selling some of the long-term bonds in that Portfolio’s portfolio. However, since the Futures market is more liquid than the underlying bond or “cash” market, the use of interest rate futures contracts as a hedging technique allows a Portfolio to hedge its interest rate risk without having to sell its portfolio securities. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of that Portfolio’s interest rate futures contracts would be expected to increase at approximately the same rate, thereby keeping the NAV of that Portfolio from declining as much as it otherwise would have. On the other hand, if interest rates were expected to decline, interest rate futures contracts may be purchased to hedge in anticipation of subsequent purchases of long-term bonds at higher prices. Since the fluctuations in the value of the interest rate futures contracts should be similar to that of long-term bonds, a Portfolio could protect itself against the effects of the anticipated rise in the value of long-term bonds without actually buying them until the necessary cash became available or the market had stabilized. At that time, the interest rate futures contracts could be liquidated and that Portfolio’s cash reserves could then be used to buy long-term bonds on the cash market.
The structure of swap futures blends certain characteristics of existing OTC swaps and futures products. Unlike most swaps traded in the OTC market that are so-called “par” swaps with a fixed market value trading on a rate basis, swap futures have fixed notional coupons and trade on a price basis. In addition, swap futures are constant maturity products that will not mature like OTC swaps, but rather represent a series of 10-year instruments expiring quarterly. Because swap futures are traded on an exchange, there is no counterparty or default risk, although, like all futures contracts, a Portfolio could experience delays and/or losses associated with the bankruptcy of a broker through which the Portfolio engages in futures transactions. Investing in swap futures is subject to the same risks of investing in futures, which is described above.
Purchases or sales of stock or bond index futures contracts are used for hedging purposes to attempt to protect a Portfolio’s current or intended investments from broad fluctuations in stock or bond prices. For example, a Portfolio may sell stock or bond index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Portfolio’s securities portfolio that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or in part, by gains on the Futures position. When a Portfolio is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock or bond index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Portfolio intends to purchase. As such purchases are made, the corresponding positions in stock or bond index futures contracts will be closed out.
Foreign currency futures contracts are generally entered into for hedging or income enhancement purposes to attempt to protect a Portfolio’s current or intended investments from fluctuations in currency exchange rates. Such fluctuations could reduce the dollar value of portfolio securities denominated in foreign currencies, or increase the cost of foreign-denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant. For example, a Portfolio may sell futures contracts on a foreign currency when it holds securities denominated in such currency and it anticipates a decline in the value of such currency relative to the dollar. In the event such decline occurs, the resulting adverse effect on the value of foreign-denominated securities may be offset, in whole or in part, by gains on the Futures contracts. However, if the value of the foreign currency increases relative to the dollar, the Portfolio’s loss on the foreign currency futures contract may or may not be offset by an increase in the value of the securities since a decline in the price of the security stated in terms of the foreign currency may be greater than the increase in value as a result of the change in exchange rates.
Conversely, a Portfolio could protect against a rise in the dollar cost of foreign-denominated securities to be acquired by purchasing Futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies. When a Portfolio purchases futures contracts under such circumstances, however, and the price of securities to be acquired instead declines as a result of appreciation of the dollar, the Portfolio will sustain losses on its futures position, which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.
Foreign currency futures contracts provide similar economics to Forward Contracts except they are generally not physically-settled, require mandatory margining and trade on an exchange.

Options on Futures. Options on Futures include options on interest rate futures contracts, stock and bond index futures contracts and foreign currency futures contracts.
The writing of a call option on a long Futures contract on a securities index may be used as a partial hedge against declining prices of the securities in the portfolio that are correlated to the referenced index. Similar to a covered call on a security, if the Futures price at expiration of the option is below the exercise price, the Portfolio will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the portfolio holdings. Similarly, the writing of a put option on a Futures contract on a securities index may be used as a partial hedge against increasing prices of securities held by the Portfolio that are correlated with the index referenced under the terms of the Futures contract. If the Futures price at expiration of the put option is higher than the exercise price, a Portfolio will retain the full amount of the option premium that provides a partial hedge against any increase in the price of securities the Portfolio intends to purchase. If a put or call option a Portfolio has written is exercised, the Portfolio will incur a loss, which will be reduced by the amount of the premium it receives.
A Portfolio may purchase options on Futures for hedging purposes, instead of purchasing or selling the underlying Futures contract. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline or changes in interest or exchange rates, a Portfolio could, in lieu of selling a Futures contract, purchase put options thereon. In the event that such decrease occurs, it may be offset, in whole or part, by a profit on the option. If the market decline does not occur, the Portfolio will suffer a loss equal to the price of the put. Where it is projected that the value of securities to be acquired by a Portfolio will increase prior to acquisition, due to a market advance or changes in interest or exchange rates, a Portfolio could purchase call options on Futures, rather than purchasing the underlying Futures contract. If the market advances, the increased cost of securities to be purchased may be offset by a profit on the call. However, if the market declines, the Portfolio will suffer a loss equal to the price of the call but the securities the Portfolio intends to purchase may be less expensive.
Limitations on entering into Futures Contracts and Options on Futures. Transactions in options on Futures by a Portfolio are subject to limitations established by the CFTC and each of the exchanges governing the maximum number of options that may be written or held by a single investor or group of investors acting in concert, regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more exchanges or brokers. Thus, the number of options a Portfolio may write or hold may be affected by options written or held by other entities, including other investment companies having the same or an affiliated investment adviser. Position limits also apply to Futures contracts. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.
Commodity Exchange Act Regulation. Each Portfolio is operated by persons who have claimed an exclusion, granted to operators of registered investment companies like the Portfolios, from registration as a “commodity pool operator” with respect to each Portfolio under the Commodity Exchange Act (the “CEA”), and, therefore, are not subject to registration or regulation with respect to the Portfolio under the CEA. As a result, each Portfolio is limited in its ability to use futures (which include futures on broad-based securities indexes and interest rate futures) or options on futures, engage in certain swaps transactions or make certain other investments (whether directly or indirectly through investments in other investment vehicles) for purposes other than “bona fide hedging,” as defined in the rules of the CFTC. With respect to transactions other than for bona fide hedging purposes, either: (1) the aggregate initial margin and premiums required to establish the Portfolio’s positions in such investments may not exceed 5% of the liquidation value of its portfolio (after accounting for unrealized profits and unrealized losses on any such investments and calculated in accordance with CFTC Rule 4.5); or (2) the aggregate net notional value of such instruments, determined at the time the most recent position was established, may not exceed 100% of the liquidation value of its portfolio (after accounting for unrealized profits and unrealized losses on any such positions). In addition to meeting one of the foregoing trading limitations, a Portfolio is also subject to certain marketing limitations imposed by CFTC Rule 4.5.
Other Investment Companies. The Portfolios may invest in securities of other investment companies (including ETFs) subject to statutory limitations prescribed by the 1940 Act. ETFs are a widely used type of other investment company. These limitations include a prohibition on a Portfolio acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Portfolio’s total assets in securities of any one investment company or more than 10% of its total assets in securities of investment companies. These limitations may be exceeded for certain ETFs that have received SEC exemptions, subject to compliance with the applicable conditions. A Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. The SA Multi-Managed International Equity Portfolio may also purchase shares of investment companies investing primarily in foreign securities, including “country funds.” Country funds have portfolios consisting primarily of securities of issuers located in specific foreign regions.
Passive foreign investment companies (“PFICs”) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the Portfolios must pay if these investments are profitable, the Portfolios may make various elections permitted by the tax laws. These elections could require that the Portfolios recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.
Partnership Securities. The SA Multi-Managed International Equity, SA Multi-Managed Mid Cap Growth, SA Multi-Managed Mid Cap Value and SA T. Rowe Price Growth Stock Portfolios may invest in securities issued by publicly traded partnerships or master limited partnerships (together referred to as “PTPs/MLPs”) publicly traded on stock exchanges or markets in the United States such as the New York Stock Exchange (“NYSE”) and NASDAQ.
These entities are various forms of partnerships or limited liability companies that elect to be taxed as partnerships for U.S. federal income tax purposes. Generally PTPs/MLPs are operated under the supervision of one or more managing partners or members. Limited partners, unit holders, or members (such as a Portfolio if it invests in a partnership) are not involved in the day-to-day management of the company. Limited partners, unit holders, or members are allocated income and capital gains associated with the partnership project in accordance with the terms of the partnership or limited liability company agreement.
Risks involved with investing in PTPs/MLPs include, among other things, risks associated with the (i) partnership structure itself and (ii) specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.
At times PTPs/MLPs may potentially offer relatively high yields compared to common stocks. Because PTPs/MLPs are generally treated as “pass-through” entities for tax purposes, they do not ordinarily pay income tax, but pass their earnings on to unit holders (except in the case of some publicly traded firms that may be taxed as corporations).
Private Investments in Public Equity. Private Investments in Public Equity (“PIPEs”) are equity securities issued in a private placement by companies that have outstanding, publicly traded equity securities of the same class. Shares in PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. PIPE transactions will generally result in the Portfolio acquiring either restricted stock or an instrument convertible into restricted stock. As with investments in other types of restricted securities, such an investment may be illiquid. A Portfolio’s ability to dispose of securities acquired in PIPE transactions may depend upon the registration of such securities for resale. Any number of factors may prevent or delay a proposed registration. Alternatively, it may be possible for securities acquired in a PIPE transaction to be resold in transactions exempt from registration in accordance with Rule 144 under the Securities Act of 1933 (the “Securities Act”), or otherwise under the federal securities laws. There is no guarantee, however, that an active trading market for the securities will exist at the time of disposition of the securities, and the lack of such a market could hurt the market value of the Portfolio’s investments. As a result, even if a Portfolio is able to have securities acquired in a PIPE transaction registered or sell such securities through an exempt transaction, the Portfolio may not be able to sell all the securities on short notice, and the sale of the securities could lower the market price of the securities. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.
Real Estate Investment Trusts (“REITs”). REITs pool investors’ funds for investment primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with various requirements relating to its organization, ownership, assets and income and with the requirement that it distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of credit extended. Equity and Mortgage REITs are dependent upon management skill, may not be diversified and are subject to project financing risks. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Code and to maintain exemption from registration under the 1940 Act. Changes in interest rates may also affect the value of the REIT securities in the Portfolio’s portfolio. By investing in REITs indirectly through a Portfolio, a shareholder will bear not only his proportionate share of the expense of the Portfolio, but also, indirectly, similar expenses of the REITs, including compensation of management. REITs may be leveraged, which increases risk.
Effective for taxable years beginning after December 31, 2017 and on or before December 31, 2025, individuals and certain non-corporate entities, such as partnerships, may claim a deduction for 20% of qualified REIT dividends. Regulations allow a regulated investment company to pass the character of its qualified REIT dividends through to its shareholders provided certain holding period requirements are met.
Recent Market Events. During certain periods over the past two decades, the U.S. and global financial markets have experienced depressed valuations, decreased liquidity, unprecedented volatility and heighted uncertainty. These conditions may continue, recur, worsen, or spread. Events that have contributed to these market conditions include, but are not limited to, geopolitical events (including terrorism and war); infectious disease epidemics and pandemics; natural disasters; measures to address budget deficits; changes in oil and commodity prices; and public sentiment. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken numerous steps to support financial markets, including, but not limited to, providing liquidity in fixed income, commercial paper and other markets, implementing stimulus packages and providing tax breaks. The withdrawal or reduction of this support or failure of efforts to respond to a crisis could negatively affect financial markets, as well as the value and liquidity of certain securities. In addition, this support and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The current market environment could make identifying and assessing investment risks and opportunities in connection with the management of the Portfolios’ portfolios more challenging.
A number of countries have experienced severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and many financial markets have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread. Responses to the financial problems by governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world.
Brexit/European Union
On March 29, 2017, the United Kingdom (the “UK”) notified the European Council, in accordance with Article 50(2) of the Treaty on European Union, of the UK’s intention to withdraw from the European Union, an event widely referred to as “Brexit.” On January 31, 2020, the UK formally withdrew from the European Union. This historic event is widely expected to have consequences that are both profound and uncertain for the economic and political future of the UK and the European Union, and those consequences include significant legal and business uncertainties pertaining to an investment in a Portfolio. Due to the recent occurrence of these events, the full scope and nature of the consequences are not at this time known and are unlikely to be known for a significant period of time. At the same time, it is reasonable to assume that the significant uncertainty in the business, legal and political environment engendered by this event has resulted in immediate and longer term risks that would not have been relevant had the UK not sought to withdraw from the European Union.
Other countries may seek to withdraw from the European Union and/or abandon the euro, the common currency of the European Union. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Europe has also been struggling with mass migration. The ultimate effects of these events and other socio-political or geographical issues are not known but could profoundly affect global economies and markets.
Russian Invasion of Ukraine
In late February 2022, Russia launched a large-scale invasion of Ukraine. The extent and duration of Russia’s military actions and the consequences of such actions are impossible to predict, but has resulted in, and may continue to result in, significant market disruptions, including in the commodities markets, and may negatively affect global supply chains, global growth and inflation. In response to Russia’s recent military invasion of Ukraine, the United States, the European Union and other countries have imposed broad-ranging economic sanctions on certain Russian individuals and Russian entities. To the extent covered by the sanctions, the Portfolios are currently restricted from trading in Russian securities, including those in their portfolios. In addition, certain index providers have removed Russian securities from their indices, some of which are designated as benchmarks for certain Portfolios. Accordingly, any portfolio repositioning in light of these changes may result in increased transaction costs and higher tracking error, including as a measure of risk against a Portfolio’s benchmark index or, for index funds, the correlation between a Portfolio’s performance and that of the index it seeks to track. It is unknown when, or if, sanctions may be lifted or a Portfolio’s ability to trade in Russian securities will resume. Even if a Portfolio does not have direct exposure to securities of Russian issuers, the potential for wider conflict in the region or globally may increase volatility and uncertainty in the financial markets. These and any related events could adversely affect a Portfolio’s performance and the value and liquidity of an investment in the Portfolio.

See “Emerging Markets - Russian Securities” above for more information with respect to the risks associated with investing in Russian securities.
COVID-19
An outbreak of respiratory disease caused by a novel coronavirus, known as “COVID-19,” was first detected in China in December 2019. It has since been detected internationally and the World Health Organization has declared it a pandemic. The COVID-19 pandemic has resulted in closed borders and travel restrictions, shelter in place orders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, and reduced or suspended production, as well as general concern and uncertainty. The COVID-19 pandemic has also caused volatility in the global financial markets. The impact of COVID-19, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the financial markets in general in ways that cannot necessarily be foreseen at the present time.
In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to less established health care systems. Health crises caused by the COVID-19 pandemic may exacerbate other pre-existing political, social and economic risks in certain countries. The impact of the outbreak may last for a prolonged period of time.
Notwithstanding business continuity planning and other controls that are designed to mitigate operational risks related to significant business disruptions, there is no guarantee that the COVID-19 pandemic and/or other epidemics or pandemics will not disrupt the operations of a Portfolio and its service providers. These disruptions could adversely affect a Portfolio and its shareholders.
Whether or not a Portfolio invests in securities of issuers located in or with significant exposure to countries experiencing economic, political, financial and/or social difficulties, these events could negatively affect the value and liquidity of the Portfolio’s investments.
Restricted Securities. Securities that have not been registered under the Securities Act, are referred to as “private placements” or “restricted securities” and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. There will generally be a lapse of time between a mutual fund’s decision to sell an unregistered security and the registration of such security promoting the sale. Adverse market conditions could impede a public offering of such securities. When purchasing unregistered securities, a Portfolio will generally seek to obtain the right of registration at the expense of the issuer (except in the case of Rule 144A securities, discussed below).
A large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.
Commercial paper issues in which a Portfolio’s net assets may be invested include securities issued by major corporations without registration under the Securities Act in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof, and commercial paper issued in reliance on the so-called private placement exemption from registration afforded by Section 4(a)(2) of the Securities Act (“Section 4(a)(2) paper”). Section 4(a)(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(a)(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(a)(2) paper, thus providing liquidity. Section 4(a)(2) paper issued by a company that files reports under the Securities Exchange Act of 1934, as amended, is generally eligible to be sold in reliance on the safe harbor of Rule 144A described above.
Reverse Repurchase Agreements. Reverse repurchase agreements may be entered into with brokers, dealers, domestic and foreign banks or other financial institutions that have been determined by the Adviser or a Subadviser to be creditworthy. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Portfolio. The Portfolio’s investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage. A Portfolio will enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is expected to be greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. In order to minimize any risk involved, the Portfolio will segregate cash or other liquid securities in an amount at least equal to its purchase obligations under these agreements (including accrued interest). In the event that the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Portfolio’s repurchase obligation, and the Portfolio’s use of proceeds of the agreement may effectively be restricted pending such decision. Reverse repurchase agreements that are covered with segregated securities are not considered to be borrowings and are, therefore, not subject to the percentage limitations on borrowings. Each Portfolio, except the SA Putnam Asset Allocation Diversified Growth, SA Multi-Managed Mid Cap Value, SA T. Rowe Price Growth Stock, SA Multi-Managed Small Cap and the Seasons Managed Allocation Portfolios, may enter into reverse repurchase agreements. See “Investment Restrictions.”
Roll Transactions. Roll transactions involve the sale of mortgage or other asset-backed securities (“roll securities”) with the commitment to purchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, a Portfolio forgoes principal and interest paid on the roll securities. The Portfolio is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale. The Portfolio also could be compensated through the receipt of fee income equivalent to a lower forward price. A “covered roll” is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position that matures on or before the forward settlement date of the dollar roll transaction. A Portfolio will enter only into covered rolls. Because roll transactions involve both the sale and purchase of a security, they may cause the reported portfolio turnover rate to be higher than that reflecting typical portfolio management activities.
Roll transactions involve certain risks, including the following: if the broker-dealer to whom the Portfolio sells the security becomes insolvent, the Portfolio’s right to purchase or repurchase the security subject to the dollar roll may be restricted and the instrument that the Portfolio is required to repurchase may be worth less than an instrument that the Portfolio originally held. Successful use of roll transactions will depend upon the Subadviser’s ability to predict correctly interest rates and, in the case of mortgage dollar rolls, mortgage prepayments. For these reasons, there is no assurance that dollar rolls can be successfully employed.
Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As a Portfolio allocates more of its portfolio holdings to a particular sector, the Portfolio’s performance will be more susceptible to any economic, business or other developments that generally affect that sector.
Securities Lending. Consistent with applicable regulatory requirements, each Portfolio may lend portfolio securities in amounts up to 33 1∕3% of total assets to brokers, dealers and other financial institutions, provided that such loans are callable at any time by a Portfolio and are at all times secured by cash, U.S. government securities or certain bank letters of credit. In lending its portfolio securities, a Portfolio receives income while retaining the securities’ potential for capital appreciation. The advantage of such loans is that a Portfolio continues to receive the interest and dividends on the loaned securities while at the same time earning interest on the collateral, which, in the case of cash collateral, will be invested in short-term highly liquid obligations. The market value of loaned securities is monitored daily and the borrower is required to deposit additional collateral whenever the market value of the loaned securities rises or the value of the non-cash collateral declines. A borrower is not required to deposit additional collateral if a loan becomes under-collateralized as a result of declines in the market value of securities in which the cash collateral is invested. A loan may be terminated by the borrower on one business day’s notice or by the Portfolio at any time. As with any extensions of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will be made only to firms deemed by the Adviser to be creditworthy. On termination of the loan, the borrower is required to return the securities to the Portfolio, and any gain or loss in the market price of the loaned security during the loan would inure to the Portfolio. The Portfolio may also suffer losses if the value of the securities in which cash collateral is invested declines. In addition to the fees paid to the lending agent, the Portfolio may pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities.
Since voting or consent rights that accompany loaned securities pass to the borrower, each such Portfolio will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such rights if the Adviser determines that the matters involved would have a material effect on the Portfolio’s investment in the securities that are the subject of the loan and that it is feasible to recall the loan on a timely basis.
At the present time no Portfolio engages in securities lending.
Short Sales. Short sales in equity securities are effected by selling a security that a Portfolio does not own but which it borrows. To complete a short sale, a Portfolio must: (1) borrow the security to deliver it to the purchaser and (2) buy that same security in the market to return it to the lender. When a Portfolio makes a short sale, the proceeds it receives from the sale will be held on behalf of a broker until the Portfolio replaces the borrowed securities. A Portfolio may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.
Under current SEC guidance, short sales are subject to asset segregation. Until a Portfolio replaces a borrowed security, the Portfolio will segregate, and maintain daily, cash or other liquid securities, at such a level that the amount segregated plus the amount deposited with the broker as collateral will equal the current value of the security sold short. Short sales by the Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.
Short sales in debt securities are generally effected through reverse repurchase transactions. Under a reverse repurchase transaction, a Portfolio would sell a bond to a counterparty for cash and an agreement to resell the bond to the Portfolio at an agreed price. Reverse repurchase transactions subject Portfolios to substantially the same risks as short sales of equity securities.
Certain Portfolios may engage in short sales “against the box.” A short sale is “against the box” to the extent that a Portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short. A short sale against the box of an “appreciated financial position” (e.g., appreciated stock) is generally treated as a sale by the Portfolio for U.S. federal income tax purposes. A Portfolio will generally recognize any gain (but not loss) for U.S. federal income tax purposes at the time that it makes a short sale against the box. A Portfolio may not enter into a short sale against the box, if, as a result, more than 25% of its total assets would be subject to such short sales.
The Derivatives Rule treats short sales of securities as derivatives and subjects such transactions to the VaR limits, unless a Portfolio entering into such transactions is a Limited Derivatives User. In addition, the Derivatives Rule treats certain securities lending transactions entered into by a Portfolio to facilitate short sales, fails or similar transactions by third parties as transactions that are similar to reverse repurchase transactions and as senior securities, as described in Section 18 of the 1940 Act. Rule 18f-4 limits the ability of Portfolios to enter into short selling transactions and may limit their ability to lend portfolio securities, unless the collateral for such transactions was limited to cash and cash equivalents.
Short-Term Investments. Short-term investments, including both U.S. and non-U.S. dollar denominated money market instruments, are invested in for reasons that may include (a) liquidity purposes (to meet redemptions and expenses); (b) to generate a return on idle cash held by a Portfolio during periods when the Adviser or a Subadviser is unable to locate favorable investment opportunities; or (c) temporary defensive purposes. In order to facilitate quarterly rebalancing of the Multi-Managed Seasons Portfolios as described in the Prospectus and to adjust for the flow of investments into and out of the Portfolios, each Portfolio may hold a greater percentage of its assets in cash or cash equivalents at the end of each quarter than might otherwise be the case. Although each Portfolio may invest in short-term investments, certain Portfolios may be limited in their ability to invest in short-term investments as reflected below. Common short-term investments may include, but are not limited to the following:
Money Market Securities. Money market securities may include securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, repurchase agreements, commercial paper, bankers’ acceptances, time deposits and certificates of deposit. Pursuant to the 1940 Act and rules promulgated thereunder and/or a SEC exemptive order, T. Rowe Price Associates, Inc. (“T. Rowe Price”) may invest idle cash of the SA T. Rowe Price Growth Stock Portfolio and its portion of the SA Multi-Managed International Equity, SA Multi-Managed Mid Cap Growth and SA Multi-Managed Mid Cap Value Portfolios in certain money market funds that it manages.
Commercial Bank Obligations. Commercial bank obligations are certificates of deposit (“CDs”) (interest-bearing time deposits issued by domestic banks, foreign branches of domestic banks, U.S. branches of foreign banks and non-U.S. branches of foreign banks), bankers’ acceptances (time drafts drawn on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity) and documented discount notes (corporate promissory discount notes accompanied by a commercial bank guarantee to pay at maturity) representing direct or contingent obligations of commercial banks. CDs are securities that represent deposits in a depository institution for a specified rate of interest and normally are negotiable. CDs issued by a foreign branch (usually London) of a U.S. domestic bank or by a non-U.S. branch of a foreign bank are known as Eurodollar CDs. Although certain risks may be associated with Eurodollar CDs that are not associated with CDs issued in the U.S. by domestic banks, the credit risks of these obligations are similar because banks generally are liable for the obligations of their branches. CDs issued through U.S. branches of foreign banks are known as Yankee CDs. These branches are subject to federal or state banking regulations. The secondary markets for Eurodollar and Yankee CDs may be less liquid than the market for CDs issued by domestic branches of U.S. banks. The Growth component of each Multi-Managed Seasons Portfolio and a portion of the SA Multi-Managed Large Cap Growth Portfolio may also invest in obligations issued by commercial banks with total assets of less than $1 billion if the principal amounts of these obligations are fully insured by the Federal Deposit Insurance Corporation (“FDIC”).

Savings Association Obligations are CDs issued by mutual savings banks or savings and loan associations with assets in excess of $1 billion and whose deposits are insured by the FDIC. The Growth component of each Multi-Managed Seasons Portfolio, and a portion of the SA Multi-Managed Large Cap Growth Portfolio may also invest in obligations issued by mutual savings banks or savings and loan associations with total assets of less than $1 billion if the principal amount of these obligations are fully insured by the FDIC.
Commercial Paper. Short-term notes (up to 397 days) issued by domestic and foreign corporations or governmental bodies, including variable amount master demand notes and floating rate or variable rate notes.
Extendible Commercial Notes (“ECNs”). ECNs are very similar to commercial paper except that with ECNs the issuer has the option to extend maturity to 390 days. ECNs are issued at a discount rate with an initial redemption of not more than 90 days from the date of issue. The issuer of an ECN has the option to extend maturity to 390 days. If ECNs are not redeemed by the issuer on the initial redemption date the issuer will pay a premium (step-up) rate based on the ECNs’ credit rating at the time.
Each Portfolio, except the SA Multi-Managed International Equity, SA T. Rowe Price Growth Stock, SA Multi-Managed Small Cap and the Seasons Managed Allocation Portfolios, may invest in ECNs.
Variable Amount Master Demand Notes. Variable amount master demand notes permit a Portfolio to invest varying amounts at fluctuating rates of interest pursuant to the agreement in the master note. These are direct lending obligations between the lender and borrower, they are generally not traded, and there is no secondary market for such obligations. Such instruments are payable with accrued interest in whole or in part on demand. The amounts of the instruments are subject to daily fluctuations as the participants increase or decrease the extent of their participation. In connection with variable amount master demand note arrangements, the Adviser or a Subadviser, subject to the direction of the Trustees, monitors on an ongoing basis the earning power, cash flow and other liquidity ratios of the borrower, and its ability to pay principal and interest on demand. The Adviser or a Subadviser also considers the extent to which the variable amount master demand notes are backed by bank letters of credit. These notes generally are not rated by NRSROs and a Portfolio may invest in them only if it is determined that at the time of investment the notes are of comparable quality to the other commercial paper in which a Portfolio may invest. Variable amount master demand notes are considered to have a maturity equal to the repayment notice period unless the Adviser/Subadviser has reason to believe that the borrower could not make timely repayment upon demand. Each Portfolio, except the SA Multi-Managed Mid Cap Value, SA Multi-Managed International Equity, SA T. Rowe Price Growth Stock, SA Multi-Managed Small Cap and the Seasons Managed Allocation Portfolios, may invest in variable amount demand master notes.
Corporate Bonds and Notes. A Portfolio may purchase corporate obligations that mature or that may be redeemed in 397 days or less. These obligations originally may have been issued with maturities in excess of such period. Each Portfolio, except the SA Multi-Managed Small Cap and Seasons Managed Allocation Portfolios, may invest in corporate obligations maturing in 397 days or less.
U.S. Government Securities. Debt securities maturing generally within 397 days of the date of purchase and include adjustable-rate mortgage securities backed by GNMA, FNMA, FHLMC and other non-agency issuers. Although certain floating or variable rate obligations (securities whose coupon rate changes at least annually and generally more frequently) have maturities in excess of one year, they are also considered short-term debt securities.
Repurchase Agreements. A Portfolio will enter into repurchase agreements involving only securities in which it could otherwise invest, and with selected banks and securities dealers whose financial condition is monitored by the Adviser or a Subadviser, subject to the guidance of the Board. In such agreements, the seller agrees to repurchase the security at a mutually agreed-upon time and price. The period of maturity is usually quite short, either overnight or a few days, although it may extend over a number of months. The repurchase price is in excess of the purchase price by an amount that reflects an agreed-upon rate of return effective for the period of time a Portfolio’s money is invested in the security. Whenever a Portfolio enters into a repurchase agreement, it obtains appropriate collateral. The instruments held as collateral are valued daily and if the value of the instruments declines, the Portfolio will require additional collateral. If the seller under the repurchase agreement defaults, the Portfolio may incur a loss if the value of the collateral securing the repurchase agreement has declined, and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.
Special Purpose Acquisition Companies. Certain Portfolios may invest in stock, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities that pool funds to seek potential acquisition opportunities. A SPAC is typically a publicly traded company that raises funds through an IPO for the purpose of acquiring or merging with another company to be identified subsequent to the SPAC’s IPO. The securities of a SPAC are often issued in “units” that include one share of common stock and one right or warrant (or partial right or warrant) conveying the right to purchase additional shares or partial shares. Unless and until a transaction is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market funds and similar investments. If an acquisition or merger that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the SPAC’s shareholders, less certain permitted expenses, and any rights or warrants issued by the SPAC will expire worthless.
Because SPACs and similar entities are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. An investment in a SPAC is subject to a variety of risks, including that (i) a portion of the monies raised by the SPAC for the purpose of effecting an acquisition or merger may be expended prior to the transaction for payment of taxes and other expenses; (ii) prior to any acquisition or merger, a SPAC’s assets are typically invested in U.S. government securities, money market funds and similar investments whose returns or yields may be significantly lower than those of a Portfolio’s other investments; (iii) a Portfolio generally will not receive significant income from its investments in SPACs (both prior to and after any acquisition or merger) and, therefore, the Portfolio’s investments in SPACs will not significantly contribute to the Portfolio’s distributions to shareholders; (iv) attractive acquisition or merger targets may become scarce if the number of SPACs seeking to acquire operating businesses increases; (v) an attractive acquisition or merger target may not be identified at all, in which case the SPAC will be required to return any remaining monies to shareholders; (vi) if an acquisition or merger target is identified, a Portfolio may elect not to participate in, or vote to approve, the proposed transaction or the Portfolio may be required to divest its interests in the SPAC, due to regulatory or other considerations, in which case the Portfolio may not reap any resulting benefits; (vii) the warrants or other rights with respect to the SPAC held by a Portfolio may expire worthless or may be redeemed by the SPAC at an unfavorable price; (viii) any proposed merger or acquisition may be unable to obtain the requisite approval, if any, of SPAC shareholders and/or antitrust and securities regulators; (ix) under any circumstances in which a Portfolio receives a refund of all or a portion of its original investment (which typically represents a pro rata share of the proceeds of the SPAC’s assets, less any applicable taxes), the returns on that investment may be negligible, and the Portfolio may be subject to opportunity costs to the extent that alternative investments would have produced higher returns; (x) to the extent an acquisition or merger is announced or completed, shareholders who redeem their shares prior to that time may not reap any resulting benefits; (xi) a Portfolio may be delayed in receiving any redemption or liquidation proceeds from a SPAC to which it is entitled; (xii) an acquisition or merger once effected may prove unsuccessful and an investment in the SPAC may lose value; (xiii) an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC; (xiv) only a thinly traded market for shares of or interests in a SPAC may develop, or there may be no market at all, leaving a Portfolio unable to sell its interest in a SPAC or to sell its interest only at a price below what the Portfolio believes is the SPAC interest’s intrinsic value; and (xv) the values of investments in SPACs may be highly volatile and may depreciate significantly over time.
In addition, from time to time, a Portfolio may serve as an “anchor” investor by purchasing a significant portion of the units offered in a SPAC’s IPO. A Portfolio may also purchase private warrants from a SPAC and/or enter into a forward purchase agreement or similar arrangement through which the Portfolio makes a non-binding commitment to purchase additional units of the SPAC in the future. In exchange, the Portfolio receives certain private rights and other interests issued by a SPAC (commonly referred to as “founder shares”). Founder shares are generally subject to all of the risks described above (including the risk that the founder shares will expire worthless to the extent an acquisition or merger is not completed). Founder shares are also subject to restrictions on transferability, which significantly reduces their liquidity. In addition, a Portfolio may be required to forfeit all or a portion of any founder shares it holds, including, for example, (i) if the Portfolio does not purchase additional units of the SPAC pursuant to the terms of any forward purchase agreement it enters into, (ii) if the Portfolio sells shares that it purchased in the IPO prior to the SPAC effecting a merger or acquisition or (iii) if the SPAC’s sponsor forfeits its founders shares to effect a merger or acquisition.
Special Situations. As described in the Prospectus, certain Portfolios may invest in “special situations.” A special situation arises when, in the opinion of a Subadviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investments in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.
In addition, each Portfolio may invest in securities and other instruments that do not presently exist but may be developed in the future, provided that each such investment is consistent with the Portfolio’s investment objectives, policies and restrictions and is otherwise legally permissible under federal and state laws.
Standby Commitments. Standby commitment agreements are similar to put options that commit a Portfolio, for a stated period of time, to purchase a stated amount of a security that may be issued and sold to the Portfolio at the option of the issuer. The price of the security is fixed at the time of the commitment. At the time of entering into the agreement, a Portfolio is paid a commitment fee, regardless of whether the security ultimately is issued. A Portfolio may enter into standby commitment agreements to enhance the liquidity of portfolio securities, but only when the issuers of the commitment agreements present minimal risk of default. Ordinarily, the Portfolio may not transfer a standby commitment to a third party, although it could sell the underlying security to a third party at any time. A Portfolio may purchase standby commitments separate from or in conjunction with the purchase of securities subject to such commitments. In the latter case, the Portfolio would pay a higher price for the securities acquired, thus reducing their yield to maturity. Standby commitments will not affect the dollar-weighted average maturity of the Portfolio, or the valuation of the securities underlying the commitments. Issuers or financial intermediaries may obtain letters of credit or other guarantees to support their ability to buy securities on demand. The Adviser or a Subadviser may rely upon its evaluation of a bank’s credit in determining whether to support an instrument supported by a letter of credit. Standby commitments are subject to certain risks, including: the ability of issuers of standby commitments to pay for securities at the time the commitments are exercised; the fact that standby commitments are not marketable by the Portfolios; and the possibility that the maturities of the underlying securities may be different from those of the commitments.
Swaps. Certain Portfolios may enter into credit default, currency, inflation, interest rate, equity, mortgage and/or total return swap contracts. Generally, a swap contract is a privately negotiated agreement between a Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. As a result of regulation implemented pursuant to Title VII of Dodd-Frank, these transactions are characterized as “swaps” and “security-based swaps.” Swaps are regulated by the CFTC and include swaps referencing any commodity, broad-based index (including indices of credit default swaps), treasury securities, and currency. Security-based swaps are treated as securities for purposes of the Securities Act of 1933 and the Securities Exchange Act of 1934, are regulated by the SEC, and include swaps on single securities (other than treasury securities), baskets of securities and narrow indices of securities, single name credit default swaps and narrow indices of credit default swaps, and loans.
Swaps and security-based swaps are often traded in the OTC market but, in some cases, as a result of CFTC regulations implementing provisions in Title VII of Dodd-Frank, certain interest rate swaps and swaps on broad-based indices of credit default swaps must be traded on a swap execution facility and cleared through a CFTC-regulated clearinghouse. OTC swap contracts are typically marked-to-market daily based upon quotations from market makers or are calculated using standard models and current market data. Although some swaps are reset daily, for many swaps any change in market value is recorded as an unrealized gain or loss and the Portfolio and counterparty would not exchange such gains or losses until a predetermined quarterly or other periodic reset date. In connection with these contracts, specified types of securities and cash are required to be posted daily as variation margin for all swaps and for those security-based swaps traded in the OTC market with swap dealers regulated by the Prudential Regulators. Initial margin is currently required to be posted by the Portfolios for swaps.
The SEC has adopted margin requirements for security-based swaps which went effective October 2021.
Under internal policies, the Portfolios will not enter into any mortgage swap, interest-rate swap, cap or floor transaction unless the unsecured commercial paper, senior debt, or the claims paying ability of the other party thereto is rated either AA or A-1 or better by S&P or Aa or P-1 or better by Moody’s, or is determined to be of equivalent quality by the applicable Subadviser.
The SA Putnam Asset Allocation Diversified Growth Portfolio is permitted to invest up to 5% of the Portfolio’s total assets in interest rate swaps and up to 5% of the Portfolio’s total assets in exchange traded futures on swaps, provided however, that (1) a maximum of 25% of the total assets of the fixed income portion of the Portfolio may comprise the net notional amount of the aggregate investments in interest rate swaps and exchange traded futures on swaps; (2) each interest rate swap or exchange traded future on swap transaction engaged in by the Portfolio must be segregated; and (3) the investment bank that is counterparty to the Portfolio in each transaction must be rated AA by Moody’s or a comparable rating.
Credit Default Swap Agreement. Certain Portfolios may enter into credit default swap agreements (“credit default swaps”) for various purposes, including managing credit risk (i.e., hedging), enhancing returns, obtaining synthetic long or short exposure to fixed income instruments through a more liquid investment vehicle or speculation.
Credit default swaps are bilateral contracts in which one party makes periodic fixed-rate payments or a one-time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event occurring with respect to a referenced issuer, obligation or index. As a seller of protection on a credit default swap, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap unless or until there is a credit event with respect to the referenced issuer, obligation or index. As the seller, a Portfolio would agree to pay to the buyer a cash amount reflecting the value of the referenced issuer, obligation or index upon the occurrence of a credit event affecting such issuer, obligation or index, in exchange for a stream of fixed rate payments or a specified single payment. Although credit default swaps were historically settled physically through delivery of specified securities, they are now generally cash settled in an amount established by an auction process operated by ISDA. Credit default swaps on a single instrument or issuer are treated as security-based swaps and regulated by the SEC. Referenced instruments may include any type of fixed income security, including sovereign securities, corporate securities and asset-backed securities.
Credit default swaps on credit indices are bilateral contracts in which the buyer of protection makes periodic fixed-rate payments or a one-time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write- down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. Credit indices are typically broad-based indices and, as a result, these swaps are treated as swaps subject to CFTC regulation. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.
Credit default swap agreements on credit indices (“CDXs”) are indices of credit default swaps designed to track segments of the credit default swap market and provide investors with exposure to specific reference baskets of issuers of bonds or loans. The CDX reference baskets are priced daily and rebalanced every six months in conjunction with leading market makers in the credit industry. While investing in CDXs will increase the universe of bonds and loans to which a Portfolio is exposed, such investments entail risks that are not typically associated with investments in other debt instruments. The liquidity of the market for CDXs will be subject to liquidity in the secured loan and credit derivatives markets. CDXs are regulated as swaps by the CFTC.
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging country as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement, valued based on an auction process. Notional amounts of credit default swaps are partially offset by upfront payments received upon entering into the agreement, or net amounts received from the settlement of protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.
Cross-Currency Swap. A cross-currency swap is an interest rate swap agreement where the two instruments are denominated in two different currencies. Each agreement comprises both long and short exposures based on the reference legs of the swap. Cross-currency swaps are always long one currency and short another (non-base) currency simultaneously. These instruments are generally considered to be swaps regulated by the CFTC.
Currency Swaps. Currency swaps involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of currency swap contracts may extend for many years. Currency swaps are usually negotiated with commercial and investment banks. Some currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows. These instruments generally are considered to be swaps regulated by the CFTC.
Equity Swaps Agreements. Certain Portfolios may enter into equity swap agreements (“equity swaps”) for various purposes, including to hedge exposure to market risk or to gain exposure to a security, basket or narrow-based index (e.g., generally nine or fewer securities). Equity swaps, a type of total return swap, are security-based swaps that are securities, regulated by the SEC that are typically entered into for the purpose of investing in a security, basket or narrow-based index without owning or taking physical custody of securities. Counterparties to the Portfolio on equity swaps on single name securities, baskets or narrow-based indices are required to be registered as security-based swap dealers.
An equity swap on a broad based index is a swap that is regulated by the CFTC. As is required with respect to dealers in all swaps, counterparties doing business as a dealer must be registered with the CFTC as a swaps dealer.
Equity swaps may be structured in different ways. The counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and the Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).
A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the other party to an equity swap defaults, the Portfolio’s risk of loss consists of the net amount of payment that the Portfolio is contractually entitled to receive, if any. Consistent with current SEC guidance, the Portfolio will segregate cash or other liquid securities in an amount having an aggregate NAV at least equal to the accrued excess of the Portfolio’s obligations over its entitlements with respect to each equity swap. The Portfolio currently is required to post variation margin to and collect variation margin from counterparties to equity swaps that are CFTC regulated or entered into with a swap dealer subject to regulation by the Prudential Regulators. In addition, securities-based swaps that are equity swaps and that are entered into with non-bank counterparties are subject to posting and collection of variation margin. Equity swaps are also subject to initial margining requirements.
Inflation Swaps. Inflation swap agreements are contracts, regulated as swaps by the CFTC, in which one party agrees to pay the cumulative percentage increase in a price index, such as the Consumer Price Index (“CPI”), over the term of the swap (with some lag on the referenced inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used to protect NAV of the Portfolio against an unexpected change in the rate of inflation measured by an inflation index. Inflation swap agreements entail the risk that a party will default on its payment obligations to the Portfolio thereunder. The Portfolio will enter into inflation swaps on a net basis (i.e., the two payment streams are netted out at maturity with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments).
The value of inflation swap agreements are expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of an inflation swap agreement. Additionally, payments received by the Portfolio from swap transactions, such as inflation swap agreements and other types of swaps discussed below, will result in taxable income, either as ordinary income or capital gains, rather than tax-exempt income, which will increase the amount of taxable distributions received by shareholders.
The net amount of the excess, if any, of the Portfolio’s obligations over its entitlements with respect to each inflation swap will be accrued on a daily basis, and, in accordance with current SEC guidance, an amount of cash or liquid instruments having an aggregate NAV at least equal to the accrued excess will be segregated by the Portfolio.
Interest Rate Caps, Collars and Floors. Certain Portfolios may invest in interest rate caps, collars and floors. These transactions are regulated by the CFTC as swaps. Generally, entering into interest rate caps, collars and floors is often done to protect against interest rate fluctuations and hedge against fluctuations in the fixed income market. The purchase of an interest-rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest-rate cap. The purchase of an interest-rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. An interest-rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates. Since interest rate caps, floors and collars are individually negotiated, each Portfolio expects to achieve an acceptable degree of correlation between its portfolio investments and its swap, cap, floor and collar positions.

Interest Rate Swap Agreements. Certain Portfolios may enter into interest rate swap agreements (“interest rate swaps”) for various purposes, including managing exposure to fluctuations in interest rates or for speculation. Interest rate swaps are CFTC regulated swaps and involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Portfolios will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, the Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. Certain interest rate swaps are required to be traded on a swap execution facility and centrally cleared.
Mortgage Swaps. A specific type of interest rate swap in which certain Portfolios may invest is a mortgage swap. Mortgage swaps are regulated by the CFTC as swaps and are similar to interest-rate swaps in that they represent commitments to pay and receive interest. In a mortgage swap, cash flows based on a group of mortgage pools are exchanged for cash flows based on a floating interest rate. The return on a mortgage swap is affected by changes in interest rates, which affect the prepayment rate of the underlying mortgages upon which the mortgage swap is based.
Options on Swaps. Certain Portfolios may enter into swaptions. A swaption is an option to enter into a swap agreement. Like other types of options, the buyer of a Swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into an underlying swap on agreed-upon terms. The seller of a Swaption, in exchange for the premium, becomes obligated (if the option is exercised) to enter into an underlying swap on agreed-upon terms. Swaptions are regulated by the CFTC as swaps.
Total Return Swaps. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty. Total return swap agreements on commodities are regulated by the CFTC as swaps and involve commitments where cash flows are exchanged based on the price of a commodity and based on a fixed or variable rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.
Risks of Entering into Swap Agreements: Risks to the Portfolios of entering into swap agreements include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, the Portfolios may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform, the possibility that there is no liquid market for these agreements and the possibility that swaps entered into as hedging transactions will not effectively hedge the risk sought to be hedged. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that the Subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, the Portfolio may suffer a loss.
Regulations enacted by the CFTC under Dodd-Frank require the Portfolio to clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (a “CCP”). To clear a swap with the CCP, the Portfolio will submit the swap to, and post collateral with a futures broker that is a clearinghouse member. The Portfolio may enter into the swap with a swap dealer other than the futures broker (the “Executing Dealer”) and arrange for the swap to be transferred to the futures broker for clearing. It may also enter into the swap with the futures broker itself. The CCP, the futures broker and the Executing Dealer are all subject to regulatory oversight by the CFTC. A default or failure by a CCP or a futures broker, or the failure of a swap to be transferred from an Executing Dealer to the futures broker for clearing, may expose the Portfolio to losses, increase its costs, or prevent the Portfolio from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies.
Unseasoned companies are companies that have operated less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might be otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.
U.S. Treasury Inflation Protection Securities. U.S. Treasury inflation protection securities are issued by the Treasury with a nominal return linked to the inflation rate in prices. The index used to measure inflation is the non-seasonally adjusted U.S. City Average

All Items Consumer Price Index for All Urban Consumers (“CPI-U”). The value of the principal is adjusted for inflation, and the securities pay interest every six months. The interest payment is equal to a fixed percentage of the inflation-adjusted value of the principal. The final payment of principal of the security will not be less than the original par amount of the security at issuance. The principal of the inflation-protection security is indexed to the non-seasonally adjusted CPI-U. To calculate the inflation-adjusted principal value for a particular valuation date, the value of the principal at issuance is multiplied by the index ratio applicable to that valuation date. The index ratio for any date is the ratio of the reference CPI applicable to such date to the reference CPI applicable to the original issue date. Semi-annual coupon interest is determined by multiplying the inflation-adjusted principal amount by one-half of the stated rate of interest on each interest payment date. Inflation-adjusted principal or the original par amount, whichever is larger, is paid on the maturity date as specified in the applicable offering announcement. If at maturity the inflation-adjusted principal is less than the original principal value of the security, an additional amount is paid at maturity so that the additional amount plus the inflation-adjusted principal equals the original principal amount. Some inflation-protection securities may be stripped into principal and interest components. In the case of a stripped security, the holder of the stripped principal component would receive this additional amount. The final interest payment, however, will be based on the final inflation-adjusted principal value, not the original par amount.
The reference CPI for the first day of any calendar month is the CPI-U for the third preceding calendar month. (For example, the reference CPI for December 1 is the CPI-U reported for September of the same year, which is released in October.) The reference CPI for any other day of the month is calculated by a linear interpolation between the reference CPI applicable to the first day of the month and the reference CPI applicable to the first day of the following month. Any revisions the Bureau of Labor Statistics (or successor agency) makes to any CPI-U number that has been previously released will not be used in calculations of the value of outstanding inflation-protection securities. In the case that the CPI-U for a particular month is not reported by the last day of the following month, the Treasury will announce an index number based on the last year-over-year CPI-U inflation rate available. Any calculations of the Treasury’s payment obligations on the inflation-protection security that need that month’s CPI-U number will be based on the index number that the Treasury has announced. If the CPI-U is rebased to a different year, the Treasury will continue to use the CPI-U series based on the base reference period in effect when the security was first issued as long as that series continues to be published. If the CPI-U is discontinued during the period the inflation-protection security is outstanding, the Treasury will, in consultation with the Bureau of Labor Statistics (or successor agency), determine an appropriate substitute index and methodology for linking the discontinued series with the new price index series. Determinations of the Secretary of the Treasury in this regard are final.
Inflation-protection securities will be held and transferred in either of two book-entry systems: the commercial book-entry system (TRADES) or TREASURY DIRECT. The securities will be maintained and transferred at their original par amount, i.e., not at their inflation-adjusted value. Separate Trading of Registered Interest and Principal of Securities components will be maintained and transferred in TRADES at their value based on the original par amount of the fully constituted security.
Variable Rate Demand Notes (“VRDNs”). VRDNs are either taxable or tax-exempt obligations containing a floating or variable interest rate adjustment formula, together with an unconditional right to demand payment of the unpaid principal balance plus accrued interest upon a short notice period, generally not to exceed seven days. Any purchaser of VRDNs will meet applicable diversification and concentration requirements.
Value Investing. A Portfolio’s emphasis on securities believed to be under-valued by the market may use a technique followed by certain very wealthy investors highlighted by the media and a number of private partnerships with very high minimum investments. It requires not only the resources to undertake exhaustive research of little followed, out-of-favor securities, but also the patience and discipline to hold these investments until their intrinsic values are ultimately recognized by others in the marketplace. There can be no assurance that this technique will be successful for the Portfolio or that the Portfolio will achieve its investment goal.
Warrants and Rights. Warrants and rights give the holder of the warrant a right to purchase a given number of shares of a particular issue at a specified price until expiration. Such investments can generally provide a greater potential for profit or loss than investments of equivalent amounts in the underlying common stock. The prices of warrants do not necessarily move with the prices of the underlying securities. If the holder does not sell the warrant, it risks the loss of its entire investment if the market price of the underlying stock does not, before the expiration date, exceed the exercise price of the warrant plus the cost thereof. Investment in warrants is a speculative activity. Warrants pay no dividends and confer no rights (other than the right to purchase the underlying stock) with respect to the assets of the issuer.
When-Issued, Delayed-Delivery and Forward Commitment Securities. Each Portfolio may purchase securities on a when-issued or delayed-delivery basis or purchase or sell securities on a forward commitment basis beyond the customary settlement time. These transactions involve a commitment by a Portfolio to purchase or sell securities at a future date. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued and delayed-delivery purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges. The Portfolios will generally purchase securities on a when-issued or delayed-delivery basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Portfolios may dispose of or negotiate a commitment after entering into it. The Portfolios may realize capital gains or losses in connection with these transactions. Each Portfolio is generally required to segregate, until three days prior to settlement date, cash and liquid assets in an amount sufficient to meet the purchase price unless the Portfolio’s obligations are otherwise covered. Alternatively, each Portfolio may enter into offsetting contracts for the forward sale of other securities that it owns. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date.
Zero Coupon Bonds, Step-Coupon Bonds, Deferred Interest Bonds and PIK Bonds. Fixed income securities in which a Portfolio may invest also include zero coupon bonds, step-coupon bonds, deferred interest bonds and bonds on which the interest is payable-in-kind (“PIK bonds”). Zero coupon and deferred interest bonds are debt obligations issued or purchased at a significant discount from face value. A step-coupon bond is one in which a change in interest rate is fixed contractually in advance. PIK bonds are debt obligations that provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. The higher yield and interest rates on PIK bonds reflects a payment deferral and increased credit risk associated with such instruments and that such investments may represent a significantly higher credit risk than coupon loans. PIK bonds may have unreliable valuations because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated collateral. PIK interest has the effect of increasing the assets under management and, thereby, increasing the management fees at a compounding rate. In addition, the deferral of PIK interest also reduces the loan to value ratio at a compounding rate.
These investments may experience greater volatility in market value due to changes in interest rates and other factors than debt obligations that make regular payments of interest. A Portfolio will accrue income on such investments for tax and accounting purposes, as required, that is distributable to shareholders and that, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities under disadvantageous circumstances to satisfy the Portfolio’s distribution obligations.
SUPPLEMENTAL INFORMATION ABOUT DERIVATIVES AND THEIR USE
The Trust’s custodian, State Street Bank and Trust Company (“State Street”), or a securities depository acting for the custodian, will act as each Portfolio’s escrow agent, through the facilities of the Options Clearing Corporation (“OCC”), as to the securities on which the Portfolio has written listed options on securities or as to other acceptable escrow securities, so that no margin will be required for such transaction. OCC will release the securities on the expiration of the option or upon a Portfolio’s entering into a closing transaction.
A listed securities option position may be closed out only on a market that provides secondary trading for options of the same series and there is no assurance that a liquid secondary market will exist for any particular option. A Portfolio’s option activities may affect its turnover rate and brokerage commissions. The exercise by a Portfolio of puts on securities will result in the sale of related investments, increasing portfolio turnover. Although such exercise is within a Portfolio’s control, holding a put might cause the Portfolio to sell the related investments for reasons that would not exist in the absence of the put. A Portfolio will pay a brokerage commission each time it buys a put or call, sells a call, or buys or sells an underlying investment in connection with the exercise of a put or call. Such commissions may be higher than those that would apply to direct purchases or sales of such underlying investments. Premiums paid for options are small in relation to the market value of the related investments, and consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in a Portfolio’s NAV being more sensitive to changes in the value of the underlying investments. Listed securities options are subject to position limits established by the applicable exchanges, with respect to listed options, and by FINRA, with respect to OTC options.
Transactions in listed options on futures by a Portfolio are subject to limitations established by each of the exchanges and, in some cases, the CFTC governing the maximum number of options that may be written or held by a single investor or group of investors acting in concert, regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more exchanges or brokers. Thus, the number of options a Portfolio may write or hold may be affected by options written or held by other entities, including other investment companies having the same or an affiliated investment adviser. Position limits also apply to Futures. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions. Consistent with current SEC guidance, a Portfolio will segregate an amount of assets equal to its obligations relative to the position involved, adjusted daily on a mark-to-market basis.
Dodd-Frank, enacted in July 2010, includes provisions that comprehensively regulate OTC derivatives, such as OTC foreign currency transactions (subject to exemption from the Treasury of physically-settled Forward Contracts from many of the requirements), interest rate swaps, Swaptions, mortgage swaps, caps, collars and floors, and other OTC derivatives that a Portfolio may employ in the future. Dodd-Frank authorizes the SEC and the CFTC to mandate that a substantial portion of derivatives be executed through regulated markets or facilities, and/or be submitted for clearing to regulated clearinghouses (as discussed below, the CFTC has mandated that certain interest rate swaps and index-based credit default swaps must be centrally cleared and traded through a regulated market or facility). Derivatives submitted for central clearing will be subject to minimum initial and variation margin requirements set by the relevant clearinghouse. The CFTC and Prudential Regulators also have imposed variation margin requirements on non-cleared OTC derivatives. The SEC finalized non-cleared margin requirements for security-based swaps, that became effective in October 2021. OTC derivatives intermediaries typically demand the unilateral ability to increase a counterparty’s collateral requirements for cleared OTC derivatives beyond any regulatory and clearinghouse minimums. These requirements may increase the amount of collateral a Portfolio is required to provide and the costs associated with OTC derivatives transactions.
In addition, regulations adopted by global prudential regulators that are now in effect require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many derivatives contracts, terms that delay or restrict the rights of counterparties, such as a Portfolio, to terminate such contracts, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. It is possible that these requirements, as well as potential additional government regulation and other developments in the market, could adversely affect the Portfolio’s ability to terminate existing derivatives agreements or to realize amounts to be received under such agreements. The implementation of these requirements with respect to derivatives, along with implementation of initial margin posting and additional regulations under Dodd-Frank regarding clearing, mandatory trading and reporting of derivatives, may increase the costs and risks to a Portfolio of trading in these instruments and, as a result, may affect returns to investors in the Portfolio.
As discussed above, OTC derivatives are subject to counterparty risk, whereas the exposure to default for cleared derivatives is assumed by the exchange’s clearinghouse. However, a Portfolio will not face a clearinghouse directly but rather through an OTC derivatives intermediary that is registered with the CFTC and/or SEC to act as a clearing member. The Portfolio may therefore face the indirect risk of the failure of another clearing member customer to meet its obligations to its clearing member. Such scenario could arise due to a default by the clearing member on its obligations to the clearinghouse, triggered by a customer’s failure to meet its obligations to the clearing member.
The SEC and CFTC also have required, or may in the future require, a substantial portion of derivative transactions that are currently executed on a bilateral basis in the OTC markets to be executed through a regulated securities, futures, or swap exchange or execution facility. Certain CFTC-regulated derivatives are already subject to these rules and the CFTC expects to subject additional OTC derivatives to such trade execution rules in the future. The SEC has adopted similar requirements on the OTC derivatives that it regulates that become effective in 2021. Such requirements may make it more difficult and costly for a Portfolio to enter into highly tailored or customized transactions. They may also render certain strategies in which a Portfolio might otherwise engage impossible or so costly that they will no longer be economical to implement. If a Portfolio decides to become a direct member of one or more of these exchanges or execution facilities, the Portfolio will be subject to all of the rules of the exchange or execution facility, which would bring additional risks and liabilities, and potential additional regulatory requirements.
OTC derivatives dealers are currently required to register with the CFTC and, with respect to security-based swaps, are required to register with the SEC. Dealers are subject to new minimum capital and margin requirements, business conduct standards, disclosure requirements, reporting and recordkeeping requirements, transparency requirements, position limits, limitations on conflicts of interest, and other regulatory burdens. These requirements further increase the overall costs for OTC derivatives dealers, which costs may be passed along to the Portfolios as market changes continue to be implemented.
In addition, the CFTC and the United States commodities exchanges impose limits referred to as “speculative position limits” on the maximum net long or net short speculative positions that any person may hold or control in any particular futures or options contracts traded on United States commodities exchanges. For example, the CFTC currently imposes speculative position limits on a number of agricultural commodities (e.g., corn, oats, wheat, soybeans and cotton) and United States commodities exchanges currently impose speculative position limits on many other commodities. In January 2020, the CFTC proposed new rules regarding speculative position limits. These rules, if adopted in substantially the same form, will impose position limits on certain futures and options on futures contracts, as well as physical commodity swaps that are “economically equivalent” to such contracts. A Portfolio could be required to liquidate positions it holds in order to comply with such limits, or may not be able to fully implement trading instructions generated by its trading models, in order to comply with such limits. Any such liquidation or limited implementation could result in substantial costs to a Portfolio.
As noted above, the SEC adopted the Derivatives Rule on October 28, 2020. The Portfolios will be required to implement and comply with the Derivatives Rule by August 19, 2022. Once implemented, the Derivatives Rule will impose limits on the amount of derivatives a Portfolio may enter into, eliminate the asset segregation framework currently used by the Portfolios to comply with Section 18 of the 1940 Act, treat derivatives as senior securities, and require Portfolios whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.
Recently, the CFTC adopted final amendments to Part 190 of its regulations, which govern bankruptcy proceedings for futures brokers and derivatives clearing organizations. The amendments enhance protections available to the Trust and shareholders of the Portfolios upon the bankruptcy of such intermediaries, who act in respect to cleared derivatives.
These regulations have enhanced the protections available to funds engaged in derivatives transactions but have also increased the costs of engaging in such transactions.
Asset Coverage for Certain Derivative Transactions. Consistent with current SEC guidance, the Portfolios comply with guidelines established by the SEC with respect to asset coverage requirements for certain derivatives transactions. These guidelines may, in certain instances, require segregation by a Portfolio of cash or liquid securities with its custodian or a designated sub-custodian to the extent the Portfolio’s obligations with respect to these strategies are not otherwise “covered” through ownership of the underlying security, financial instrument or currency or by other portfolio positions or by other means consistent with applicable regulatory policies. With respect to futures and forward contracts that are not contractually required to “cash-settle,” for example, a Portfolio covers its open positions by setting aside liquid assets equal to the contracts’ full notional value. With respect to futures and forward contracts that are contractually required to “cash-settle,” however, a Portfolio sets aside liquid assets in an amount equal to the Portfolio’s daily mark-to-market (net) obligation (i.e., the Portfolio’s daily net liability, if any), rather than the notional value. Segregated assets cannot be sold or transferred unless an equivalent amount of assets are substituted in their place or it is no longer necessary to segregate them. As a result, there is a possibility that segregation of a large percentage of a Portfolio’s assets could impede portfolio management or the Portfolio’s ability to meet redemption requests or other current obligations.
As another example, a call option written by a Portfolio on securities may require the Portfolio to hold the securities subject to the call (or securities convertible into the securities without additional consideration) or to segregate assets (as described above) sufficient to purchase and deliver the securities if the call is exercised. A call option written by a Portfolio on an index may require the Portfolio to own portfolio securities that correlate with the index or to segregate assets (as described above) equal to the excess of the index value over the exercise price on a current basis. A put option written by a Portfolio may require the Portfolio to segregate assets (as described above) equal to the exercise price. The Portfolio could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Portfolio. If a Portfolio holds a futures or forward contract, the Portfolio could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. A Portfolio may enter into fully or partially offsetting transactions so that its net position, coupled with any segregated assets (equal to any remaining obligation), equals its net obligation. Asset coverage may be achieved by other means when consistent with applicable regulatory policies. Each Portfolio’s Subadviser will monitor a Portfolio’s use of derivatives and will take action as necessary for the purpose of complying with the asset segregation policy stated above. Such actions may include the sale of the Portfolio’s portfolio investments.
In the future, each Portfolio may employ derivatives and strategies that are not presently contemplated but which may be developed, to the extent such investment methods are consistent with a Portfolio’s investment objectives, legally permissible and adequately disclosed.
Possible Risk Factors in Derivatives. Participation in the options or Futures markets and in currency exchange transactions involves investment risks and transaction costs to which a Portfolio would not be subject absent the use of these strategies. If a Subadviser’s predictions of movements in the direction of the securities, foreign currency and interest rate markets are inaccurate, the adverse consequences to a Portfolio may leave the Portfolio in a worse position than if such strategies were not used. There is also a risk in using short hedging by selling Futures to attempt to protect against decline in value of the portfolio securities (due to an increase in interest rates) that the prices of such Futures will correlate imperfectly with the behavior of the cash (i.e., market value) prices of the Portfolio’s securities. The ordinary spreads between prices in the cash and Futures markets are subject to distortions due to differences in the natures of those markets. First, all participants in the Futures markets are subject to initial and variation margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close Futures contracts through offsetting transactions, which could distort the normal relationship between the cash and Futures markets. Second, the liquidity of the Futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the Futures markets could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the Futures markets are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the Futures markets may cause temporary price distortions.

If a Portfolio establishes a position in the debt securities markets as a temporary substitute for the purchase of individual debt securities (long hedging) by buying Futures and/or calls on such Futures or on debt securities, it is possible that the market may decline; if a Subadviser then determines not to invest in such securities at that time because of concerns as to possible further market decline or for other reasons, the Portfolio will realize a loss that is not offset by a reduction in the price of the debt securities purchased.
SUPPLEMENTAL INFORMATION CONCERNING HIGH-YIELD,
HIGH RISK BONDS AND SECURITIES RATINGS
High-Yield, High Risk Bonds may present certain risks, which are discussed below:
•
Sensitivity to Interest Rate and Economic Changes—High-yield bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaults on its obligations to pay interest or principal or enters into bankruptcy proceedings, a Portfolio may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high-yield bonds and the Portfolio’s NAV.
•
Payment Expectations—High-yield bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, a Portfolio would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield bond’s value will decrease in a rising interest rate market, as will the value of the Portfolio’s assets. If the Portfolio experiences unexpected net redemptions, this may force it to sell high-yield bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Portfolio’s rate of return.
•
Illiquidity and Valuation—There may be little trading in the secondary market for particular bonds, which may adversely affect a Portfolio’s ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield bonds, especially in a thin market. The Managers attempt to reduce these risks through diversification of the applicable Portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments. If a high-yield bond previously acquired by a Portfolio is downgraded, the Manager, as appropriate, will evaluate the security and determine whether to retain or dispose of it.
The following are additional restrictions and/or requirements concerning the ratings of securities:
•
The Small-Cap Growth component, the SA T. Rowe Price Growth Stock Portfolio, and the SA Multi-Managed Mid Cap Growth Portfolio may invest in debt securities rated as low as “BBB-” by S&P, “Baa3” by Moody’s, or unrated securities determined by the Subadviser to be of comparable quality.
•
The Growth component and the SA Multi-Managed International Equity Portfolio may invest up to 35% and 20%, respectively, of net assets in high-yield/high risk securities rated below Baa3 by Moody’s or BBB- by S&P, or unrated bonds determined by the Subadviser to be of comparable quality. The SA Multi-Managed Large Cap Growth Portfolio may invest up to 20% of net assets in high-yield/high risk securities rated below Baa3 by Moody’s or BBB- by S&P, or unrelated bonds determined by the Subadviser to be of comparable quality.
•
The Fixed Income component may invest up to 20% of its assets in securities rated below Baa3 by Moody’s or BBB- by S&P and no more than 10% of its assets in bonds rated as low as C by Moody’s or D by S&P (or, in each case, if not rated, determined by the Subadviser to be of comparable quality).
•
The SA Multi-Managed Large Cap Value Portfolio (up to 10%) may invest in debt securities rated below investment grade (i.e., below “BBB-” by S&P or below “Baa3” by Moody’s) or, if unrated, determined by the Subadviser to be of equivalent quality.
•
The SA Putnam Asset Allocation Diversified Growth Portfolio may invest up to 20% of its total assets in securities rated below Baa3 by Moody’s or BBB- by S&P, including no more than 5% of its total assets in bonds rated at the time of purchase below Caa by Moody’s or CCC by S&P (or, in each case, if not rated, determined by the Subadviser to be of comparable quality).
•
The SA Multi-Managed Small Cap Portfolio, the SA Multi-Managed Mid Cap Value Portfolio, and the SA Multi-Managed Diversified Fixed Income Portfolio may invest up to 20% of their respective assets in securities rated below Baa3 by Moody’s or BBB- by S&P and no more than 10% of their respective assets in bonds rated as low as C by Moody’s or D by S&P. In addition, the portion of the SA Multi-Managed Large Cap Growth Portfolio managed by Morgan Stanley Investment

Management Inc. (“MSIM”) may invest up to 20% of the assets allocated to it in securities rated below Baa by Moody’s or BBB by S&P; and the portion of the SA Multi-Managed Large Cap Growth Portfolio allocated to Goldman Sachs Asset Management L.P. (“GSAM”), the portion of the SA Multi-Managed Mid Cap Value Portfolio allocated to T. Rowe Price, and the portion of the SA Multi-Managed International Equity Portfolio allocated to Schroder Investment Management North America Inc. (“SIMNA”) may invest no more than 10% of the assets allocated to it in bonds rated as low as C by Moody’s or D by S&P. In each case, securities that are not rated will be subject to the percentage limitations of securities determined by the Subadviser to be of comparable quality as stated herein.
•
The SA Columbia Focused Value Portfolio will limit its investments in debt securities to primarily “investment-grade” obligations.
SUPPLEMENTAL INFORMATION ABOUT THE PASSIVELY-MANAGED
INDEX PORTIONS OF CERTAIN PORTFOLIOS
The SA Multi-Managed Diversified Fixed Income Portfolio, SA Multi-Managed International Equity Portfolio, SA Multi-Managed Large Cap Growth Portfolio, SA Multi-Managed Large Cap Value Portfolio, SA Multi-Managed Mid Cap Growth Portfolio, SA Multi-Managed Mid Cap Value Portfolio and SA Multi-Managed Small Cap Portfolio each have a passively-managed portion of the respective Portfolio that is designed to track an index or subset of an index. PineBridge is responsible for managing the passively-managed portion of the SA Multi-Managed Diversified Fixed Income Portfolio. SunAmerica is responsible for managing the passively-managed index portions of the SA Multi-Managed International Equity Portfolio, SA Multi-Managed Large Cap Growth Portfolio, SA Multi-Managed Large Cap Value Portfolio, SA Multi-Managed Mid Cap Growth Portfolio, SA Multi-Managed Mid Cap Value Portfolio and SA Multi-Managed Small Cap Portfolio (collectively, the “SunAmerica Index Portfolios”). In connection with SunAmerica’s management of the passively-managed portions of the SunAmerica Index Portfolios, the SunAmerica Index Portfolios may trade in AIG stock if such stock is represented in the targeted index.
INVESTMENT RESTRICTIONS
The Trust, on behalf of each Portfolio, has adopted certain fundamental investment restrictions which cannot be changed without approval by a majority of its outstanding voting securities. A majority of the outstanding voting securities is defined as the vote of the lesser of (i) 67% or more of the outstanding shares of the Portfolio present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Portfolio. A change in policy affecting only one Portfolio may be effected with the approval of a majority of the outstanding shares of such Portfolio.
Fundamental Investment Restrictions Applicable to All Portfolios
Each Portfolio may not:
1.
Borrow money except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.
2.
Engage in the business of underwriting the securities of other issuers except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.
3.
Lend money or other assets except to the extent permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.
4.
Issue senior securities except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.
5.
Purchase or sell real estate except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

6.
Purchase or sell commodities or contracts related to commodities except to the extent permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.
7.
Each Portfolio may not, except as permitted by exemptive or other relief or permission from the SEC, SEC staff or other authority with appropriate jurisdiction, make any investment if, as a result, the Portfolio’s investments will be concentrated in any one industry.
The Portfolios’ fundamental investment restrictions will be interpreted broadly. For example, the restrictions will be interpreted to refer to the 1940 Act and the related rules as they are in effect from time to time, and to interpretations and modifications of or relating to the 1940 Act by the SEC and others as they are given from time to time. When a policy provides that an investment practice may be conducted as permitted by the 1940 Act, the policy will be interpreted to mean either that the 1940 Act expressly permits the practice or that the 1940 Act does not prohibit the practice.
The following descriptions of the 1940 Act may assist investors in understanding the above restrictions.
With respect to fundamental investment restriction number 1 above, the 1940 Act permits a Portfolio to borrow money in amounts of up to one-third of the Portfolio’s total assets from banks for any purpose, and to borrow up to an additional 5% of the Portfolio’s total assets from banks or other lenders for temporary purposes. (The Portfolio’s total assets include the amounts being borrowed.) To limit the risks attendant to borrowing, the 1940 Act requires a Portfolio to maintain an “asset coverage” of at least 300% of the amount of its borrowings (other than the 5% temporary borrowings); provided that in the event that the Portfolio’s asset coverage falls below 300%, the Portfolio is required to reduce the amount of its borrowings so that it meets the 300% asset coverage threshold within three days (not including Sundays and holidays). Asset coverage means the ratio that the value of the Portfolio’s total assets (including amounts borrowed), minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Certain trading practices and investments may be considered to be borrowings and thus subject to the 1940 Act restrictions. The investment restriction will be interpreted to permit a Portfolio to engage in trading practices and investments that may be considered to be borrowings to the extent consistent with the 1940 Act and applicable SEC and SEC staff interpretive positions and guidance. Short-term credits necessary for the settlement of securities transactions and arrangements with respect to securities lending are not considered to be borrowings under the restriction. Practices and investments that may involve leverage but are not considered to be borrowings are not subject to the restriction to the extent consistent with applicable SEC and SEC staff interpretive positions and guidance.
With respect to fundamental investment restriction number 2 above, the 1940 Act permits a Portfolio to engage in the underwriting business or underwrite the securities of other issuers within certain limits. A Portfolio engaging in transactions involving the acquisition or disposition of portfolio securities may be considered to be an underwriter under the 1933 Act. Under the 1933 Act, an underwriter may be liable for material omissions or misstatements in an issuer’s registration statement or prospectus. Securities purchased from an issuer and not registered for sale under the 1933 Act are considered restricted securities. There may be a limited market for these securities. If these securities are registered under the 1933 Act, they may then be eligible for sale but participating in the sale may subject the seller to underwriter liability. These risks could apply to a Portfolio if it invests in restricted securities. Although it is not believed that the application of the 1933 Act provisions described above would cause a Portfolio to be engaged in the business of underwriting, investment restriction number 2 above will be interpreted not to prevent a Portfolio from engaging in transactions involving the acquisition or disposition of portfolio securities, regardless of whether the Portfolio may be considered to be an underwriter under the 1933 Act.
With respect to fundamental investment restriction number 3 above, the 1940 Act permits a Portfolio to make loans within certain limits. The fundamental investment restriction permits a Portfolio to engage in securities lending, enter into repurchase agreements, acquire debt and other securities (to the extent deemed lending) and allows the Portfolio to lend money and other assets, in each case to the fullest extent permitted by the 1940 Act. SEC staff interpretations currently prohibit funds from lending portfolio securities of more than one-third of their total assets. Currently, the Portfolios do not, and do not expect to, engage in the lending of securities. If in the future, a Portfolio wished to lend securities, it would be permitted to do so only after it receives Board approval. The fundamental investment restriction will be interpreted not to prevent a Portfolio from purchasing or investing in debt obligations and loans. In addition, collateral arrangements with respect to options, forward currency and futures transactions and other derivative instruments, as well as delays in the settlement of securities transactions, will not be considered loans under the restriction.
With respect to fundamental investment restriction number 4, the 1940 Act prohibits a Portfolio from issuing “senior securities,” which are defined as Portfolio obligations that have a priority over the Portfolio’s shares with respect to the payment of dividends or the distribution of Portfolio assets, except that a Portfolio may borrow money in amounts of up to one-third of the Portfolio’s total assets from banks for any purpose. A Portfolio also may borrow up to an additional 5% of its total assets from banks or other lenders for temporary purposes, and these borrowings are not considered senior securities. The issuance of senior securities by a Portfolio can increase the speculative character of the Portfolio’s outstanding shares through leveraging. Leveraging of the Portfolio through the issuance of senior securities magnifies the potential for gain or loss on monies, because even though the Portfolio’s net assets remain the same, the total risk to investors is increased to the extent of the Portfolio’s gross assets. The fundamental investment restriction will be interpreted not to prevent collateral arrangements with respect to swaps, options, forward or futures contracts or other derivatives, or the posting of initial or variation margin.
With respect to fundamental investment restriction number 5, the 1940 Act does not prohibit a Portfolio from owning real estate; however, a Portfolio is limited in the amount of illiquid investments it may purchase (real estate is generally considered illiquid). Investing in real estate may involve risks, including that real estate is generally considered illiquid and may be difficult to value and sell. Owners of real estate may be subject to various liabilities, including environmental liabilities. To the extent that investments in real estate are considered illiquid, the Liquidity Rule limits a Portfolio’s acquisition of any illiquid investment, if at any time, the Portfolio would have invested more than 15% of its net assets in illiquid investments that are assets. The restriction will be interpreted to permit a Portfolio to invest in real estate-related companies, companies whose businesses consist in whole or in part of investing in real estate, instruments (like mortgages) that are secured by real estate or interests therein, or real estate investment trust securities.
With respect to fundamental investment restriction number 6, the 1940 Act does not prohibit a Portfolio from owning commodities, whether physical commodities or contracts related to physical commodities (such as oil or grains and related futures contracts), or financial commodities and contracts related to financial commodities (such as currencies). However, a Portfolio is limited in the amount of illiquid investments it may purchase. To the extent that investments in commodities are considered illiquid, the Liquidity Rule limits a Portfolio’s acquisition of any illiquid investment, if at any time, the Portfolio would have invested more than 15% of its net assets in illiquid investments that are assets. If a Portfolio were to invest in a physical commodity or a physical commodity-related instrument, the Portfolio would be subject to the additional risks of the particular physical commodity and its related market. The value of commodities and commodity-related instruments may be extremely volatile and may be affected either directly or indirectly by a variety of factors. There also may be storage charges and risks of loss associated with physical commodities. The restriction will be interpreted to permit investments in exchange-traded funds that invest in physical and/or financial commodities.
With respect to fundamental investment restriction number 7, the 1940 Act does not define what constitutes “concentration” in an industry. The SEC staff has taken the position that investment of 25% or more of a fund’s total assets in one or more issuers conducting their principal activities in the same industry or group of industries constitutes concentration. It is possible that interpretations of concentration could change in the future. A fund that invests a significant percentage of its total assets in a single industry may be particularly susceptible to adverse events affecting that industry and may be more risky than a fund that does not concentrate in an industry. The fundamental investment restriction will be interpreted to refer to concentration as it may be determined from time to time. The fundamental investment restriction also will be interpreted to permit investment without limit in the following: securities of the U.S. government and its agencies or instrumentalities; securities of state, territory, possession or municipal governments and their authorities, agencies, instrumentalities or political subdivisions (other than private activity municipal debt securities whose principal and interest payments are derived principally from the revenues and the assets of a non-governmental user); and repurchase agreements collateralized by any of such obligations. Accordingly, issuers of the foregoing securities will not be considered to be members of any industry. Finally, the restriction will be interpreted to give broad authority to the Portfolios as to how to classify issuers within or among industries.
Non-Fundamental Investment Restrictions
The following additional restrictions are not fundamental policies and may be changed by the Trustees without a vote of shareholders. Each Portfolio may not:
1.
Purchase securities on margin.
2.
Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and, to the extent related to the segregation of assets in connection with the writing of covered put and call options and the purchase of securities or currencies on a forward commitment or delayed-delivery basis and collateral and initial or variation margin arrangements with respect to forward contracts, options, futures contracts and options on futures contracts. In addition, a Portfolio may pledge assets in reverse repurchase agreements, dollar rolls and similar investment strategies described in the Prospectuses and SAI, as they may be amended from time to time.
3.
Sell securities short, including short sales “against the box” (i.e., where a Portfolio contemporaneously owns, or has the right to acquire at no additional cost, securities identical or substantially similar to those sold short) if as a result more than 25% of its net assets would be subject to such short sales.

4.
Purchase or sell securities of other investment companies except (i) to the extent permitted by applicable law; and (ii) that T. Rowe Price may invest uninvested cash balances of the component of the Portfolio in money market mutual funds that it manages to the extent permitted by applicable law. Further, without prohibiting them from acquiring the securities of registered investment companies to the extent otherwise permissible under applicable law, with respect to each of the SA American Century Inflation Protection Portfolio, SA Multi-Managed Diversified Fixed Income Portfolio, SA Multi-Managed International Equity Portfolio, SA Multi-Managed Large Cap Growth Portfolio, SA Multi-Managed Large Cap Value Portfolio, SA Multi-Managed Mid Cap Growth Portfolio, SA Multi-Managed Mid Cap Value Portfolio, and SA Multi-Managed Small Cap Portfolio, the Portfolio may not acquire any securities of registered open-end investment companies or registered unit investment trust in reliance on subparagraphs (F) or (G) of Section 12(d)(1) of the 1940 Act.
5.
Enter into any repurchase agreement maturing in more than seven days or investing in any other illiquid security if, as a result, more than 15% of a Portfolio’s net assets would be so invested. Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act that have a readily available market, and commercial paper exempted from registration under the Securities Act pursuant to Section 4(2) of that Act that may be offered and sold to “qualified institutional buyers” as defined in Rule 144A, which the Subadviser has determined to be liquid pursuant to guidelines established by the Trustees, will not be considered illiquid for purposes of this 15% limitation on illiquid securities.
Diversification
Each of the Portfolios, except the SA Multi-Managed Large Cap Growth Portfolio and SA T. Rowe Price Growth Stock Portfolio, is currently classified as a diversified fund under the 1940 Act. This means that a Portfolio (other than the SA Multi-Managed Large Cap Growth Portfolio and SA T. Rowe Price Growth Stock Portfolio) may not purchase securities of an issuer (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and securities of other investment companies) if, with respect to 75% of its total assets, (a) more than 5% of the Portfolio’s total assets would be invested in securities of that issuer or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer. With respect to the remaining 25% of its total assets, the Portfolio can invest more than 5% of its assets in one issuer. Under the 1940 Act, a Portfolio cannot change its classification from diversified to non-diversified without shareholder approval.
Each of the SA Multi-Managed Large Cap Growth Portfolio and SA T. Rowe Price Growth Stock Portfolio is currently classified as a non-diversified fund under the 1940 Act. As a result, the Portfolios are limited only by their own investment restrictions as to the percentage of their assets that may be invested in the securities of any one issuer. However, in spite of the flexibility under the 1940 Act, the Portfolios still have to meet quarterly diversification requirements under the Code in order to qualify as regulated investment companies. As a result of the Code’s diversification requirements, the Portfolios may not have the latitude to take full advantage of the relative absence of 1940 Act diversification requirements.

TRUSTEES AND OFFICERS OF THE TRUST
The following table lists the Trustees and officers of the Trust, their ages, current position(s) held with the Trust, length of time served, principal occupations during the past five years, number of funds overseen within the Fund Complex (as defined below) and other directorships/trusteeships held outside of the Fund Complex. Unless otherwise noted, the address of each executive officer and Trustee is 21650 Oxnard Street, Suite 750, Woodland Hills, California 91367. As mentioned above, Trustees who are not deemed to be “interested persons” of the Trust as defined in the 1940 Act are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Trust are referred to as “Interested Trustees.” Trustees and officers of the Trust are also directors or trustees and officers of some or all of the other investment companies managed, administered or advised by SunAmerica and distributed by AIG Capital Services, Inc. (“ACS”) and other affiliates of SunAmerica.
Name and Age	Position(s) Held With Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee[2,3]	Other Directorship(s) Held By Trustee[4]
Independent Trustees
Garrett F. Bouton Age: 77	Trustee	2007– Present	Retired (2003-Present); Managing Director and CEO, Barclays Global Investors (1996-2003).	80	Chairman/Director, The LECG Company (consulting services) (2006-2010).
Tracey C. Doi[5] Age: 61	Trustee	2021– Present	Chief Financial Officer of Toyota Motor North America (2000-Present); Board Member, City National Bank (2016-Present); Board Member, National Asian American Chamber of Commerce (2012-Present); Board Governor, Japanese American National Museum (2005-Present); Board Member, 2020 Women on Boards (nonprofit leadership organization) (2017- Present); Board Member, National Association of Corporate Directors, North Texas (nonprofit leadership organization) (2020- Present); Board Member, Quest Diagnostics Incorporated (2021-Present).	80	None.
Jane Jelenko Age: 73	Trustee	2006– Present	Retired Partner of KPMG LLP and Managing Director of BearingPoint, Inc. (formerly KPMG Consulting) (2003-Present).	80	Director, Countrywide Bank (banking) (2003-2008); and Director, Cathay General Bancorp and Cathay Bank (banking) (2012-2018).

Name and Age	Position(s) Held With Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee[2,3]	Other Directorship(s) Held By Trustee[4]
Gilbert T. Ray Age: 77	Trustee	2001– Present	Retired Partner, O’Melveny & Myers LLP (law firm) (2000-Present).	80
Director, Advance Auto
Parts, Inc. (retail-auto &
home supply stores) (2002-
2018); Director, Watson,
Wyatt Worldwide
(services– management
consulting services) (2000-
2018); Director, DineEquity
(services– restaurant)
(2004-Present); Director,
Diamond Rock Hospitality
(financial– real estate)
(2005-Present); Director,
Towers Watson & Co.
(services– management
consulting services) (2010-
2018).

Charles H. Self III[5] Age: 64	Trustee	2021– Present	Chief Operating Officer, Chief Compliance Officer and Chief Investment Officer of iSectors (2014-Present); Chief Investment Officer of Sumnicht & Associates (2014-Present).	80	None.
Bruce G. Willison Age: 73	Trustee and Chairman	2001– Present	Professor of Management, Anderson School at UCLA (1999-2011); Dean, Anderson School at UCLA (1999-2005); co-founder, Grandpoint Capital, Inc. (2009-2010).	80
Director, Grandpoint Bank
(banking) (2011-Present);
Director, Indy Mac Bancorp
(banking) (2003-2008);
Director, Move, Inc.
(internet real estate site)
(2003-Present); Director,
Health Net, Inc. (health
insurance plan) (2000-2016).

Interested Trustee
John T. Genoy[6] Age: 53	President and Trustee	2021– Present	President (since 2021) and Chief Operating Officer (“COO”) (since 2006), SunAmerica; Chief Financial Officer and Director, SunAmerica (2002-2021); Senior Vice President, SunAmerica (2004-2021).	80	None.

1
Trustees serve until their successors are duly elected and qualified.
2
The term “Fund Complex” means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment services or have a common investment adviser or an investment adviser that is an affiliated person of SunAmerica. The “Fund Complex” includes: the Trust (19 portfolios); SAST (61 portfolios); and VALIC Company I (37 funds).
3
Number includes SAST (61 portfolios) and the Trust (19 portfolios).
4
Directorships of companies required for reporting to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies regulated under the 1940 Act other than those listed under the preceding column.
5
Effective March 5, 2021, each of Ms. Doi and Mr. Self was appointed as an Independent Trustee to the Trust’s Board.
6
Effective October 5, 2021, Mr. Genoy was appointed as an Interested Trustee to the Trust’s Board. Mr. Genoy is considered to be an Interested Trustee based on his positions with SunAmerica.

Name and Age	Position(s) Held with Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Gregory R. Kingston Age: 56	Treasurer and Principal Financial Officer/Principal Accounting Officer	2014– Present	Senior Vice President, SunAmerica (2014-Present); Vice President, SunAmerica (2001-Present); Head of Mutual Fund Administration, SunAmerica (2014-Present).
Christopher C. Joe Age: 53	Vice President and Chief Compliance Officer	2017– Present
Chief Compliance Officer, Seasons Series Trust, SunAmerica
Series Trust and VALIC Company I (2017-Present); Chief
Compliance Officer, VALIC Retirement Services Company
(2017-Present); Chief Compliance Officer, Invesco PowerShares
(2012-2017); Chief Compliance Officer, Invesco Investment
Advisers, LLC (2010-2013); U.S. Compliance Director, Invesco
Ltd. (2006-2014); Deputy Chief Compliance Officer, Invesco
Advisers, LLC (2014-2015).

Gregory N. Bressler Age: 55	Vice President and Assistant Secretary	2005– Present	Assistant Secretary, SunAmerica (2021-Present); Senior Vice President and General Counsel, SunAmerica (2005-Present).
Kathleen D. Fuentes Age: 53	Chief Legal Officer, Vice President and Secretary	2015– Present	Vice President and Deputy General Counsel, SunAmerica (2006- Present).
Matthew J. Hackethal Age: 50	Anti-Money Laundering Compliance Officer	2006– Present	Acting Chief Compliance Officer, SunAmerica (2016-2017); Chief Compliance Officer, SunAmerica (2007-Present); and Vice President, SunAmerica (2011-Present).
Donna McManus Age: 61	Vice President and Assistant Treasurer	2014– Present	Vice President, SunAmerica (2014-Present); Managing Director, BNY Mellon (2009-2014).
Shawn Parry Age: 49	Vice President and Assistant Treasurer	2014– Present	Vice President, SunAmerica (2014-Present); Assistant Vice President, SunAmerica (2005-2014).
Salimah Shamji Age: 50	Vice President	2020– Present	Vice President, SunAmerica (2008-Present).
Christopher J. Tafone Age: 47	Vice President and Assistant Secretary	2021– Present (Vice President); (2016-Present) (Assistant Secretary)	Vice President, SunAmerica (2016– Present); Associate General Counsel, AIG Life & Retirement (2016– Present).
Leadership Structure of the Board
Overall responsibility for oversight of the Trust and its Portfolios rests with the Board. The Trust, on behalf of the Portfolios, has engaged SunAmerica, and for certain Portfolios has engaged a Subadviser, to manage the Portfolios on a day-to-day basis.  The Board is responsible for overseeing SunAmerica, the Subadvisers and any other service providers in the operations of the Portfolios in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws, the Trust’s Declaration of Trust (the “Declaration”) and By-laws, and each Portfolio’s investment objectives and strategies. The Board is presently comprised of seven members, six of whom are Independent Trustees. The Board currently conducts regular in-person meetings at least quarterly and holds special in-person or telephonic meetings, or informal conference calls, to discuss specific matters that may arise or require action between regular Board meetings. The Independent Trustees also meet at least quarterly in executive sessions, at which no Trustee who is an interested person of SunAmerica is present. The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities.
The Board has appointed Mr. Willison, an Independent Trustee, to serve as Chairman of the Board. The Chairman’s role is to preside at all meetings of the Board and to act as a liaison with service providers, including SunAmerica, officers, attorneys, and other Trustees generally, between meetings. The Chairman may also perform such other functions as may be delegated by the Board from time to time. The Board has established three committees, i.e., Audit Committee, Nomination and Governance Committee (the “Nomination Committee”) and Ethics Committee (each, a “Committee”), to assist the Board in the oversight and direction of the business and affairs of the Portfolios, and from time to time may establish informal working groups to review and address the policies and practices of the Portfolios with respect to certain specified matters. The Committee system facilitates the timely and efficient consideration of matters by the Trustees, and facilitates effective oversight of compliance with legal and regulatory requirements and of the Portfolios’ activities and associated risks. The standing Committees currently conduct an annual review of their charters, which includes a review of their responsibilities and operations. The Nomination Committee and the Board as a whole also conduct an annual evaluation of the performance of the Board, including consideration of the effectiveness of the Board’s committee structure. The Board has determined that the Board’s leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over the matters under its purview and it allocates areas of responsibility among the Committees and the full Board in a manner that enhances efficient and effective oversight.
The Portfolios are subject to a number of risks, including, among others, investment, compliance, operational and valuation risks. Risk oversight forms part of the Board’s general oversight of the Portfolios and is addressed as part of various Board and Committee activities. Day-to-day risk management functions are subsumed within the responsibilities of SunAmerica, which carries out the Portfolios’ investment management and business affairs, and also by the Portfolios’ Subadvisers and other service providers in connection with the services they provide to the Portfolios. Each of SunAmerica, the Subadvisers and other service providers have their own, independent interest in risk management, and their policies and methods of risk management will depend on their functions and business models. As part of its regular oversight of the Portfolios, the Board, directly and/or through a Committee, interacts with and reviews reports from, among others, SunAmerica, the Subadvisers and the Portfolios’ other service providers (including the Portfolios’ distributor and transfer agent), the Portfolios’ Chief Compliance Officer, the independent registered public accounting firm for the Portfolios, legal counsel to the Portfolios, and internal auditors for SunAmerica or its affiliates, as appropriate, relating to the operations of the Portfolios. The Board recognizes that it may not be possible to identify all of the risks that may affect the Portfolios or to develop processes and controls to eliminate or mitigate their occurrence or effects. The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight.
Board and Committees
Among the attributes common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Trustees, SunAmerica, the Subadvisers, other service providers, legal counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Trustees. A Trustee’s ability to perform his or her duties effectively may have been attained, as set forth below, through the Trustee’s executive, business, consulting, public service and/or academic positions; experience from service as a Trustee of the Trust and the other funds in the Fund Complex (and/or in other capacities), other investment funds, public companies, or non-profit entities or other organizations; educational background or professional training; and/or other life experiences.
Bruce G. Willison. Mr. Willison has served as a Trustee since 2001, and Chairman of the Board since January 1, 2006. He has more than 25 years of experience in the banking industry. Mr. Willison also has broad experience serving as a director of other entities. Mr. Willison’s years of experience as a bank executive, which included management responsibility for investment management, and his experience serving on many public company boards gives him an inside perspective on the management of complex organizations, especially regulated ones.
Garrett F. Bouton. Mr. Bouton has served as a Trustee since 2007. He is a retired senior executive with over 25 years of experience in the investment services industry. Mr. Bouton also serves as a board member on non-profit organizations.
Tracey C. Doi. Ms. Doi has served as a Trustee since 2021. She has more than 20 years of executive and business experience. Ms. Doi also has broad corporate governance experience from serving on multiple corporate boards.
John T. Genoy. Mr. Genoy has served as a Trustee since 2021. He currently serves as President and COO of SunAmerica and President of the Trust and of SAST. He joined SunAmerica in 1995. Prior to joining SunAmerica, he was a member of the financial services group at PricewaterhouseCoopers LLP. Mr. Genoy received a B.S. in accounting from Villanova University and is a Certified Public Accountant.
Jane Jelenko. Ms. Jelenko has served as a Trustee since 2006. Ms. Jelenko was previously a partner in the consulting arm of KPMG, the international professional services firm, where she served for 25 years. She was the national industry director for the banking and finance group and served on the firm’s board of directors. During her term on the board, she served on the Pension Committee, Strategic Planning Committee and the Political Action Committee. She is a director of the Music Center-Los Angeles Performing Arts Center, the Gabriella Axelrad Education Foundation, and the Constitutional Rights Foundation (emeritus). She is the President and Director of the Center Dance Arts. She has served on various corporate and community boards, including the L.A. Area Chamber of Commerce, and the Organization of Women Executives.
Gilbert T. Ray. Mr. Ray has served as a Trustee since 2001. He is a retired partner of O’Melveny & Meyers LLP, with more than 25 years of business experience as an attorney. Mr. Ray has extensive experience with conventional corporate and tax-exempt transactions, as well as international finance. His experience as an attorney allows Mr. Ray to provide guidance on legal and fiduciary matters. Mr. Ray has broad experience serving as a director on several other boards. Mr. Ray’s service as a director and committee chair on several public companies provides the Trust with valuable insights into compensation, audit and governance issues.
Charles H. Self III. Mr. Self has served as a Trustee since 2021. He has over 30 years of experience in the investment management industry, including serving as a Chief Operating Officer, Chief Compliance Officer and Chief Investment Officer of an investment management firm.
The Trust pays no salaries or compensation to any of its officers, all of whom are officers or employees of SunAmerica or its affiliates. For the Trust and SAST (the “Annuity Funds”), an annual fee and expenses are paid to each Trustee who is not an officer or employee of AGL or its affiliates for attendance at meetings of the Board. Effective January 1, 2020, the annual fee of $195,000 increased to $205,000. Trustees are compensated $2,500 for special in-person or telephonic Board meetings. The Independent Chairman receives an additional retainer fee of $67,500. These expenses are allocated on the basis of the relative net assets of each Portfolio of the Annuity Funds. All other Trustees receive no remuneration from the Trust.
Each Independent Trustee serves on each Committee of the Board and Mr. Genoy serves on the Ethics Committee. Members of each Committee serve without compensation, except that Ms. Jelenko, as Audit Committee Chair, receives an additional retainer fee of $12,500 and Mr. Ray, as Nomination Committee Chair, receives an additional retainer fee of $7,500.
The Audit Committee is charged with selecting, overseeing and setting the compensation of the Portfolios’ independent registered public accounting firm. The Audit Committee is responsible for pre-approving all audit and non-audit services performed by the independent public accounting firm for the Portfolios and, should it be necessary, for pre-approving certain non-audit services performed by the independent registered public accounting firm for SunAmerica and certain control persons of SunAmerica. The Audit Committee is also responsible for reviewing with the independent registered public accounting firm the audit plan and results of the audit along with other matters. The Audit Committee met four times during the fiscal year ended March 31, 2022.
The Nomination Committee recommends to the Trustees those persons to be nominated as candidates to serve as Trustees and voted upon by shareholders and selects and proposes nominees for election by the Trustees to the Board between shareholders’ meetings. The Nomination Committee will consider candidates proposed by shareholders for election as Trustees. Any such recommendations from shareholders should be directed to the attention of the Secretary of the Trust at Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, New Jersey 07311. The Nomination Committee reviews at least annually the independence of the Independent Trustees and the independence of legal counsel. The Nomination Committee also reviews and makes recommendations with respect to the size and composition of the Board and its Committees and monitors and evaluates the functioning of the Committees. The Nomination Committee met three times during the fiscal year ended March 31, 2022.
The Ethics Committee is responsible for applying the code of ethics applicable to the Trust’s Principal Executive Officer and Principal Accounting Officer to specific situations in which questions are presented to it and has the authority to interpret the code of ethics in any particular situation. The Ethics Committee will inform the Board of violations or waivers to the Trust’s code of ethics, as appropriate. Mr. Willison serves as the Chair of the Ethics Committee. The Ethics Committee met two times during the fiscal year ended March 31, 2022.
As of June 30, 2022, the Trustees and officers of the Trust owned in the aggregate less than 1% of the total outstanding shares of each Portfolio of the Trust.
TRUSTEE OWNERSHIP OF PORTFOLIO SHARES
The following table shows the dollar range of shares beneficially owned by each Trustee as of December 31, 2021.
Name of Trustee	Dollar Range of Equity Securities in the Trust[1]	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies[2]
Independent Trustees
Garrett F. Bouton	$0	$0
Carl D. Covitz[3]	0	0
Tracey C. Doi[4]	0	0
Jane Jelenko	0	0
Gilbert T. Ray	0	0

Name of Trustee	Dollar Range of Equity Securities in the Trust[1]	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies[2]
Charles H. Self III[4]	0	0
Allan L. Sher[3]	0	0
Bruce G. Willison	0	0
Interested Trustee	0	0
John Genoy[5]	0	0

1
Includes the value of shares beneficially owned by each Trustee in each Portfolio of the Trust as of December 31, 2021.
2
Includes the Trust (19 portfolios) and SAST (61 portfolios).
3
Each of Mr. Covitz and Mr. Sher retired from the Board as of the close of business on December 31, 2021.
4
Effective March 5, 2021, each of Ms. Doi and Mr. Self was appointed as an Independent Trustees to the Trust’s Board.
5
Effective October 5, 2021, Mr. Genoy was appointed as an Interested Trustee to the Trust’s Board. Mr. Genoy is considered to be an Interested Trustee based on his positions with SunAmerica.
As of December 31, 2021, no Independent Trustee nor any of his or her immediate family members owned beneficially or of record any securities in the Adviser, a Subadviser or AGL or any person other than a registered investment company, directly or indirectly, controlling, controlled by or under common control with such entities.
Compensation of Trustees
The following table sets forth the compensation paid to each Independent Trustee for his/her services as a Trustee to the Trust and as a Trustee/Director to certain of the funds within the Fund Complex for the fiscal year ended March 31, 2022.  Neither any Interested Trustee nor any officer of the Trust receives any compensation from the Trust for serving as a Trustee or an officer.
Trustees	Aggregate Compensation from the Portfolios in this SAI	Pension or Retirement Benefits Accrued as part of Trust Expenses	Total Compensation from Trust and Fund Complex Paid to Trustees[1]
Garrett F. Bouton	$22,150	N/A	$212,500
Carl D. Covitz[2]	16,512	N/A	156,250
Tracey C. Doi[3]	22,150	N/A	212,500
Jane Jelenko	23,134	N/A	221,875
Gilbert T. Ray	22,941	N/A	220,000
Charles H. Self III[3]	22,150	N/A	212,500
Allan L. Sher[2]	17,116	N/A	161,875
Bruce G. Willison	29,267	N/A	280,000

1
As of March 31, 2022, the Fund Complex included SAST (61 portfolios), VALIC Company I (37 funds), and the Trust (19 portfolios).
2
Each of Mr. Covitz and Mr. Sher retired from the Board as of the close of business on December 31, 2021.
3
Ms. Doi and Mr. Self were appointed as Trustees to the Trust on March 5, 2021.
INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT
The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the “Advisory Agreement”) with SunAmerica to handle the management of the Trust and its day-to-day affairs. The Adviser, located at Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, New Jersey 07311, is a majority-owned subsidiary of AGL, which in turn is an indirect, majority-owned subsidiary of AIG, a U.S.-based international insurance organization.
AIG, a Delaware corporation, is a holding company that, through its subsidiaries, is engaged in a broad range of insurance and insurance-related activities in the United States and abroad. AIG’s primary activities include both general and life insurance operations. Other significant activities include financial services, retirement savings and asset management.

Terms of the Advisory Agreement
The Advisory Agreement provides that SunAmerica shall act as investment adviser to each Portfolio, manage each Portfolio’s investments, administer its business affairs, furnish offices, necessary facilities and equipment, provide clerical, bookkeeping and administrative services, and permit any of SunAmerica’s officers or employees to serve without compensation as Trustees or officers of the Trust if duly elected to such positions. Under the Advisory Agreement, the Trust agrees to assume and pay certain charges and expenses of its operations, including: direct charges relating to the purchase and sale of portfolio securities, interest charges, fees and expenses of independent legal counsel and independent accountants, cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares, expenses of registering and qualifying shares for sale, expenses of printing and distributing reports, notices and proxy materials to shareholders, expenses of data processing and related services, shareholder recordkeeping and shareholder account service, expenses of printing and distributing prospectuses and statements of additional information, expenses of annual and special shareholders’ meetings, fees and disbursements of transfer agents and custodians, expenses of disbursing dividends and distributions, fees and expenses of Trustees who are not employees of SunAmerica or its affiliates, membership dues in the Investment Company Institute or any similar organization, all taxes and fees to federal, state or other governmental agencies, insurance premiums and extraordinary expenses such as litigation expenses.
The Advisory Agreement, after initial approval with respect to each Portfolio, continues in effect for a period of two years, in accordance with its terms, unless terminated, and thereafter may be renewed from year to year as to each Portfolio for so long as such renewal is specifically approved at least annually by (i) the Board, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of each relevant Portfolio, and (ii) the vote of a majority of Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any such party. The Advisory Agreement provides that it may be terminated by either party without penalty upon the specified written notice contained in the Advisory Agreement. The Advisory Agreement also provides for automatic termination upon assignment.
Under the terms of the Advisory Agreement, SunAmerica is not liable to the Trust, or to any other person, for any act or omission by it or for any losses sustained by the Trust or its shareholders except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.
As compensation for its services, the Adviser receives from each Portfolio a fee, accrued daily and payable monthly, based on average daily net assets at the following annual rates:
Portfolio	Advisory Fee (as a percentage of Assets)
SA Allocation Growth Portfolio[1]		0.10%
SA Allocation Moderate Growth Portfolio[1]		0.10%
SA Allocation Moderate Portfolio[1]		0.10%
SA Allocation Balanced Portfolio[1]		0.10%
SA American Century Inflation Protection Portfolio[2]	First $500 million	0.60%
	Over $500 million	0.55%
SA Columbia Focused Value Portfolio[3]	First $250 million	1.00%
	Next $250 million	0.95%
	Over $500 million	0.90%
SA Multi-Managed Diversified Fixed Income Portfolio	First $200 million	0.70%
	Next $200 million	0.65%
	Over $400 million	0.60%
SA Multi-Managed Growth Portfolio[4]	First $250 million	0.89%
	Next $250 million	0.84%
	Over $500 million	0.79%
SA Multi-Managed Income Portfolio[5]	First $250 million	0.77%
	Next $250 million	0.72%
	Over $500 million	0.67%

Portfolio	Advisory Fee (as a percentage of Assets)
SA Multi-Managed Income/Equity Portfolio[6]	First $250 million	0.81%
	Next $250 million	0.76%
	Over $500 million	0.71%
SA Multi-Managed International Equity Portfolio[7]	First $250 million	0.95%
	Next $250 million	0.90%
	Over $500 million	0.85%
SA Multi-Managed Large Cap Growth Portfolio[8]	First $250 million	0.80%
	Next $250 million	0.75%
	Over $500 million	0.70%
SA Multi-Managed Large Cap Value Portfolio	First $250 million	0.80%
	Next $250 million	0.75%
	Over $500 million	0.70%
SA Multi-Managed Mid Cap Growth Portfolio	First $250 million	0.85%
	Next $250 million	0.80%
	Over $500 million	0.75%
SA Multi-Managed Mid Cap Value Portfolio	First $250 million	0.85%
	Next $250 million	0.80%
	Over $500 million	0.75%
SA Multi-Managed Moderate Growth Portfolio[9]	First $250 million	0.85%
	Next $250 million	0.80%
	Over $500 million	0.75%
SA Multi-Managed Small Cap Portfolio	First $250 million	0.85%
	Next $250 million	0.80%
	Over $500 million	0.75%
SA Putnam Asset Allocation Diversified Growth Portfolio[10]	First $250 million	0.85%
	Next $250 million	0.80%
	Over $500 million	0.75%
SA T. Rowe Price Growth Stock Portfolio	First $250 million	0.85%
	Next $250 million	0.80%
	Over $500 million	0.75%
The term “assets” means the average daily net assets of each Portfolio.

1
Pursuant to an Advisory Fee Waiver Agreement, SunAmerica is contractually obligated to waive its advisory fee for the Seasons Managed Allocation Portfolios so that the advisory fee payable by each Portfolio to SunAmerica under the Advisory Agreement equals 0.09% of average daily net assets through July 31, 2023.
2
The Adviser has voluntarily agreed to, until further notice, waive 0.06% of investment advisory fees for the SA American Century Inflation Protection Portfolio.
3
Pursuant to an Advisory Fee Waiver Agreement, SunAmerica is contractually obligated to waive its advisory fees for the SA Columbia Focused Value Portfolio so that the advisory fee payable by the Portfolio to SunAmerica under the Advisory Agreement equals 0.67% of average daily net assets through July 31, 2023.
4
Pursuant to an Advisory Fee Waiver Agreement, SunAmerica is contractually obligated to waive its advisory fee for the SA Multi-Managed Growth Portfolio so that the advisory fee on average daily net assets payable by the Portfolio to SunAmerica under the Advisory Agreement equals 0.82% on the first $250 million, 0.77% on the next $250 million, and 0.72% above $500 million through July 31, 2023.
5
Pursuant to an Advisory Fee Waiver Agreement, SunAmerica is contractually obligated to waive its advisory fee for the SA Multi-Managed Income Portfolio so that the advisory fee on average daily net assets payable by the Portfolio to SunAmerica under the Advisory Agreement equals 0.74% on the first $250 million, 0.69% on the next $250 million, and 0.64% above $500 million through July 31, 2023.
6
Pursuant to an Advisory Fee Waiver Agreement, SunAmerica is contractually obligated to waive its advisory fee for the SA Multi-Managed Income/Equity Portfolio so that the advisory fee on average daily net assets payable by the Portfolio to SunAmerica under the Advisory Agreement equals 0.77% on the first $250 million, 0.72% on the next $250 million, and 0.67% above $500 million through July 31, 2023.

7
Pursuant to an Advisory Fee Waiver Agreement, SunAmerica is contractually obligated to waive its advisory fee for the SA Multi-Managed International Equity Portfolio so that the advisory fee on average daily net assets payable by the Portfolio to SunAmerica under the Advisory Agreement equals 0.91% on the first $250 million, 0.86% on the next $250 million, and 0.81% above $500 million through July 31, 2023.
8
Pursuant to an Advisory Fee Waiver Agreement, SunAmerica is contractually obligated to waive its advisory fee for the SA Multi-Managed Large Cap Growth Portfolio so that the advisory fee on average daily net assets payable by the Portfolio to SunAmerica under the Advisory Agreement equals 0.73% on the first $250 million, 0.67% on the next $250 million, and 0.58% above $500 million through July 31, 2023.
9
Pursuant to an Advisory Fee Waiver Agreement, SunAmerica is contractually obligated to waive its advisory fee for the SA Multi-Managed Moderate Growth Portfolio so that the advisory fee on average daily net assets payable by the Portfolio to SunAmerica under the Advisory Agreement equals 0.80% on the first $250 million, 0.75% on the next $250 million, and 0.70% above $500 million through July 31, 2023.
10
Pursuant to an Advisory Fee Waiver Agreement, SunAmerica is contractually obligated to waive its advisory fee for the SA Putnam Asset Allocation Portfolio so that the advisory fee on average daily net assets payable by the Portfolio to SunAmerica under the Advisory Agreement equals 0.70% on the first $250 million, 0.65% on the next $250 million, and 0.60% above $500 million through July 31, 2023.
Advisory Fees
The following table sets forth the total advisory fees received by SunAmerica from each Portfolio pursuant to the Advisory Agreement for the last three fiscal years:*
	2022		2021		2020
PORTFOLIO	% of Net Assets	Dollar Amount	% of Net Assets	Dollar Amount	% of Net Assets	Dollar Amount
SA Allocation Balanced Portfolio[1]	0.10%	$268,020	0.10%	$237,294	0.10%	$222,008
SA Allocation Growth Portfolio[1]	0.10%	378,654	0.10%	255,292	0.10%	193,771
SA Allocation Moderate Growth Portfolio[1]	0.10%	551,891	0.10%	482,102	0.10%	462,174
SA Allocation Moderate Portfolio[1]	0.10%	328,449	0.10%	298,508	0.10%	294,744
SA American Century Inflation Protection Portfolio[2]	0.59%	4,084,008	0.59%	3,621,988	0.59%	4,047,108
SA Columbia Focused Value Portfolio[3]	0.98%	3,662,724	0.99%	2,901,836	0.99%	2,800,559
SA Multi-Managed Diversified Fixed Income Portfolio	0.63%	6,221,892	0.63%	5,910,240	0.63%	6,051,855
SA Multi-Managed Growth Portfolio[4]	0.89%	465,871	0.89%	460,342	0.89%	423,300
SA Multi-Managed Income/Equity Portfolio[4]	0.81%	447,616	0.81%	450,253	0.81%	446,037
SA Multi-Managed Income Portfolio[4]	0.77%	329,365	0.77%	328,433	0.77%	335,632
SA Multi-Managed International Equity Portfolio[5]	0.93%	3,758,539	0.93%	3,404,869	0.93%	3,424,201
SA Multi-Managed Large Cap Growth Portfolio[4]	0.77%	4,298,206	0.77%	4,081,310	0.77%	3,850,009
SA Multi-Managed Large Cap Value Portfolio	0.75%	6,194,340	0.75%	5,382,641	0.75%	5,454,631
SA Multi-Managed Mid Cap Growth Portfolio	0.85%	2,091,876	0.85%	2,023,995	0.85%	1,915,359
SA Multi-Managed Mid Cap Value Portfolio	0.85%	2,157,508	0.85%	1,860,046	0.85%	1,928,322
SA Multi-Managed Moderate Growth Portfolio[4]	0.85%	761,502	0.85%	725,728	0.85%	674,329
SA Multi-Managed Small Cap Portfolio	0.85%	2,179,853	0.85%	1,842,503	0.85%	2,070,332
SA Putnam Asset Allocation Diversified Growth Portfolio[6]	0.85%	1,914,399	0.85%	1,633,775	0.85%	1,452,482
SA T. Rowe Price Growth Stock Portfolio	0.83%	3,843,528	0.83%	3,664,169	0.83%	3,341,070

* The percentages and amounts shown in the table do not reflect any fee waivers and/or expense reimbursements.
1
Pursuant to an Advisory Fee Waiver Agreement, effective July 29, 2015, SunAmerica is contractually obligated to waive its advisory fee for the Seasons Managed Allocation Portfolios so that the advisory fee payable to SunAmerica by each Portfolio equals 0.09% of average daily net assets under the Advisory Agreement. This waiver agreement may be modified or discontinued prior to July 31, 2023 only with the approval of the Board, including a majority of the Independent Trustees. For the year ended March 31, 2022, the amount of advisory fees waived for the SA Allocation Balanced, SA Allocation Growth, SA Allocation Moderate Growth and SA Allocation Moderate Portfolios was $26,802, $37,865, $55,188 and $32,846, respectively. For the year ended March 31, 2021, the amount of advisory fees waived was $23,729, $25,529, $48,210 and $29,851, respectively. For the year ended March 31, 2020, the amount of advisory fees waived was $22,201, $19,377, $46,218 and $29,474, respectively.
2
Effective November 1, 2016, SunAmerica voluntarily agreed until further notice to waive 0.05% of investment advisory fees for the SA American Century Inflation Protection Portfolio. Effective February 22, 2022, until further notice, SunAmerica increased the amount of the voluntary fee waiver to 0.06% of investment advisory fees. For the years ended March 31, 2022, 2021 and 2020, the amount of advisory fees waived was $356,153, $306,544 and $345,192, respectively.
3
Pursuant to an Advisory Fee Waiver Agreement, effective July 29, 2016, SunAmerica is contractually obligated to waive its advisory fee for the SA Columbia Focused Value Portfolio so that the advisory fee payable to SunAmerica equals 0.67% of average daily net assets. This waiver agreement may be modified or discontinued prior to July 31, 2023 only with the approval of the Board, including a majority of the Independent Trustees. For the years ended March 31, 2022, 2021 and 2020, the amount of advisory fees waived was $1,167,698, $941,840 and $912,376, respectively.
4
Pursuant to an Advisory Fee Waiver Agreement, effective May 1, 2019, SunAmerica is contractually obligated to waive its advisory fees for the following Portfolios so that the advisory fee payable to SunAmerica is equal to the portion of the Portfolio’s average daily net assets set forth below: SA Multi-Managed Large Cap Growth Portfolio– 0.73% on the first $250 million, 0.67% on the next $250 million and 0.58% above $500 million; SA Multi-Managed Growth Portfolio– 0.82% on the first $250 million, 0.77% on the next $250 million and 0.72% above $500 million; SA Multi-Managed Income Portfolio– 0.74% on the first $250 million, 0.69% on the next $250 million and 0.64% above $500 million; SA Multi-Managed Income/Equity Portfolio– 0.77% on the first $250 million, 0.72% on the next $250 million and 0.67% above $500 million; and SA Multi-Managed Moderate Growth Portfolio– 0.80% on the first $250 million, 0.75% on the next $250 million and 0.70% above $500 million. This waiver agreement may be modified or discontinued prior to July 31, 2023 only with the approval of the Board, including a majority of the Independent Trustees.

Pursuant to a prior Fee Waiver Agreement dated May 1, 2018, SunAmerica had contractually agreed to waive its advisory fees for the Portfolios so that the advisory fee payable to SunAmerica was equal to the portion of the Portfolio’s average daily net assets set forth below:  SA Multi-Managed Large Cap Growth Portfolio– 0.75% on the first $250 million, 0.69% on the next $250 million and 0.60% above $500 million; SA Multi-Managed Growth Portfolio– 0.85% on the first $250 million, 0.80% on the next $250 million and 0.75% above $500 million; SA Multi-Managed Income Portfolio– 0.75% on the first $250 million, 0.70% on the next $250 million and 0.65% above $500 million; SA Multi-Managed Income/Equity Portfolio– 0.78% on the first $250 million, 0.73% on the next $250 million and 0.68% above $500 million; and SA Multi-Managed Moderate Growth Portfolio– 0.82% on the first $250 million, 0.77% on the next $250 million and 0.72% above $500 million.  For the years ended March 31, 2022, 2021 and 2020, respectively, the amount of advisory fees waived was $449,004, $412,474 and $366,840 for the SA Multi-Managed Large Cap Growth Portfolio, $36,642, $36,207 and $32,065 for the SA Multi-Managed Growth Portfolio, $12,833, $12,796 and $12,711 for the SA Multi-Managed Income Portfolio, $22,104, $22,235 and $21,564 for the SA Multi-Managed Income/Equity Portfolio and $44,794, $42,690 and $38,328 for the SA Multi-Managed Moderate Growth Portfolio.
5
Pursuant to an Advisory Fee Waiver Agreement, effective December 1, 2014, SunAmerica is contractually obligated to waive its advisory fee for the SA Multi-Managed International Equity Portfolio so that the advisory fee on average daily net assets payable to SunAmerica equals 0.91% on the first $250 million, 0.86% on the next $250 million, and 0.81% above $500 million. This waiver agreement may be modified or discontinued prior to July 31, 2023 only with the approval of the Board, including a majority of the Independent Trustees. For the years ended March 31, 2022, 2021 and 2020, the amount of advisory fees waived was $161,494, $145,772 and $146,632, respectively.
6
Pursuant to an Advisory Fee Waiver Agreement, effective November 1, 2018, SunAmerica is contractually obligated to waive its advisory fee for the SA Putnam Asset Allocation Diversified Growth Portfolio so that the advisory fee payable to SunAmerica is equal to the portion of the Portfolio’s average daily net assets set forth below: 0.70% on the first $250 million, 0.65% on the next $250 million, and 0.60% above $500 million. This waiver agreement may be modified or discontinued prior to July 31, 2023 only with the approval of the Board, including a majority of the Independent Trustees. For the years ended March 31, 2022, 2021 and 2020, the amount of advisory fees waived was $337,835, $288,313 and $256,320, respectively.
The following table sets forth the advisory fees retained by SunAmerica with respect to the Portfolios after paying all subadvisory fees to the other Managers of the Portfolios for the past three fiscal years:*
	2022		2021		2020
Portfolio	% of Net Assets	Dollar Amount	% of Net Assets	Dollar Amount	% of Net Assets	Dollar Amount
SA American Century Inflation Protection Portfolio	0.47%	$3,299,122	0.47%	$2,895,207	0.47%	$3,250,764
SA Allocation Balanced Portfolio	0.10%	268,020	0.10%	237,294	0.10%	222,008
SA Allocation Growth Portfolio	0.10%	378,654	0.10%	255,292	0.10%	193,771
SA Allocation Moderate Portfolio	0.10%	328,449	0.10%	298,508	0.10%	294,744
SA Allocation Moderate Growth Portfolio	0.10%	551,891	0.10%	482,102	0.10%	462,174

	2022		2021		2020
Portfolio	% of Net Assets	Dollar Amount	% of Net Assets	Dollar Amount	% of Net Assets	Dollar Amount
SA Columbia Focused Value Portfolio	0.68%	$2,532,266	0.68%	$1,989,249	0.68%	$1,916,365
SA Multi-Managed Diversified Fixed Income Portfolio	0.49%	4,801,927	0.49%	4,564,813	0.49%	4,679,840
SA Multi-Managed Growth Portfolio	0.59%	306,313	0.58%	300,505	0.58%	275,894
SA Multi-Managed Income Portfolio	0.55%	236,647	0.55%	233,384	0.55%	238,746
SA Multi-Managed Income/Equity Portfolio	0.58%	321,515	0.58%	320,142	0.58%	316,768
SA Multi-Managed International Equity Portfolio	0.63%	2,554,949	0.63%	2,303,740	0.63%	2,323,136
SA Multi-Managed Large Cap Growth Portfolio	0.56%	3,116,508	0.55%	2,914,444	0.55%	2,751,110
SA Multi-Managed Large Cap Value Portfolio	0.53%	4,432,515	0.54%	3,830,715	0.54%	3,887,810
SA Multi-Managed Mid Cap Growth Portfolio	0.59%	1,444,246	0.58%	1,393,617	0.58%	1,315,070
SA Multi-Managed Mid Cap Value Portfolio	0.53%	1,343,819	0.53%	1,157,698	0.53%	1,209,975
SA Multi-Managed Moderate Growth Portfolio	0.56%	503,000	0.56%	474,144	0.56%	441,631
SA Multi-Managed Small Cap Portfolio	0.52%	1,346,701	0.52%	1,124,240	0.50%	1,209,727
SA Putnam Asset Allocation Diversified Growth Portfolio	0.50%	1,126,117	0.56%	961,044	0.50%	854,401
SA T. Rowe Price Stock Portfolio	0.44%	2,037,993	0.48%	1,942,685	0.44%	1,771,036

* The percentages and amounts shown in the table do not reflect any fee waivers and/or expense reimbursements.
SunAmerica may voluntarily waive and/or reimburse additional amounts to increase the investment return to a Portfolio’s investors. SunAmerica may terminate all such waivers and/or reimbursements at any time. Further, any voluntary waivers and/or reimbursements, with the exception of advisory fee waivers, made by SunAmerica are subject to recoupment by SunAmerica from that Portfolio within two years after the occurrence of any such waivers and/or reimbursements, provided that the Portfolio is able to effect such payment to SunAmerica and remain in compliance with the expense limitations in effect at the time the waiver and/or reimbursements occurred. For the last three fiscal years ended March 31, SunAmerica did not voluntarily or contractually waive fees and/or reimburse expenses (excluding advisory fee waivers) as applicable, for any classes of shares, other than as disclosed in the advisory fee table above.
None of the Portfolios had recoupments for the fiscal years ended March 31, 2022, 2021 and 2020.
SUBADVISORY AGREEMENTS
American Century Investment Management, Inc. (“American Century”), Columbia Management Investment Advisers, LLC (“Columbia”), GSAM, JPMorgan, Massachusetts Financial Services Company (“MFS”), MSIM, PineBridge Investments LLC (“PineBridge”), Putnam Investment Management, LLC (“Putnam”), SIMNA, T. Rowe Price, and Wellington Management Company LLP (“Wellington Management”) act as Subadvisers to certain of the Portfolios pursuant to various Subadvisory Agreements with SunAmerica.
SunAmerica manages the passively-managed component of the SunAmerica Index Portfolios. In addition, SunAmerica manages the Seasons Managed Allocation Portfolios. SunAmerica may terminate any agreement with a Subadviser without shareholder approval. Moreover, SunAmerica has received an exemptive order from the SEC that permits SunAmerica, subject to certain conditions, to enter into agreements relating to the Portfolios with Subadvisers approved by the Board without obtaining shareholder approval. The exemptive order also permits SunAmerica, subject to the approval of the Board but without shareholder approval, to employ new Subadvisers for new or existing Portfolios, change the terms of particular agreements with Subadvisers or continue the employment of existing Subadvisers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders will be notified of any Subadviser changes.
The following chart shows the Subadvisers to each Portfolio and Managed Component:
Portfolio	Portfolio Management allocated among the following Managers
SA Allocation Balanced Portfolio	SunAmerica
SA Allocation Growth Portfolio	SunAmerica
SA Allocation Moderate Growth Portfolio	SunAmerica
SA Allocation Moderate Portfolio	SunAmerica
SA American Century Inflation Protection Portfolio	American Century
SA Columbia Focused Value Portfolio	Columbia
SA Multi-Managed Diversified Fixed Income Portfolio	PineBridge Wellington Management
SA Multi-Managed Growth Portfolio	MSIM (through Growth Component) JPMorgan (through Small-Cap Growth Component) Wellington Management (through Fixed Income Component)
SA Multi-Managed Income Portfolio	MSIM (through Growth Component) Wellington Management (through Fixed Income Component)
SA Multi-Managed Income/Equity Portfolio	MSIM (through Growth Component) Wellington Management (through Fixed Income Component)
SA Multi-Managed International Equity Portfolio	SunAmerica SIMNA T. Rowe Price
SA Multi-Managed Large Cap Growth Portfolio	SunAmerica GSAM MSIM
SA Multi-Managed Large Cap Value Portfolio	SunAmerica American Century Wellington Management
SA Multi-Managed Mid Cap Growth Portfolio	SunAmerica T. Rowe Price Wellington Management
SA Multi-Managed Mid Cap Value Portfolio	SunAmerica MFS T. Rowe Price
SA Multi-Managed Moderate Growth Portfolio	MSIM (through Growth Component) JPMorgan (through Small-Cap Growth Component) Wellington Management (through Fixed Income Component)
SA Multi-Managed Small Cap Portfolio	SunAmerica JPMorgan SIMNA
SA Putnam Asset Allocation Diversified Growth Portfolio	Putnam

Portfolio	Portfolio Management allocated among the following Managers
SA T. Rowe Price Growth Stock Portfolio	T. Rowe Price
Each of the other Subadvisers is independent of SunAmerica and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of SunAmerica, which pays the other Subadvisers’ fees. American Century is a wholly-owned subsidiary of American Century Companies, Inc. (“ACC”). The Stowers Institute for Medical Research (“SIMR”) controls ACC by virtue of its beneficial ownership of more than 25% of the voting securities of ACC. SIMR is part of a not-for-profit biomedical research organization dedicated to finding the keys to the causes, treatments and prevention of disease. Columbia is a wholly-owned subsidiary of Ameriprise Financial, Inc. GSAM is a Delaware limited partnership. GSAM Holdings LLC, a wholly-owned subsidiary of The Goldman Sachs Group, Inc., is the general partner and GSAM Holdings II LLC, a wholly-owned subsidiary of GSAM Holdings LLC, is the limited partner. The Goldman Sachs Group, Inc. is a Delaware corporation. Advisory services are provided by Goldman Sachs Asset Management, L.P. JPMorgan is an indirect wholly-owned subsidiary of JPMorgan Chase & Co. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc. (a diversified financial services company). MSIM is a subsidiary of Morgan Stanley. PineBridge is a Delaware limited liability company and is a wholly-owned subsidiary of PineBridge Investments Holdings US LLC, which is a wholly-owned subsidiary of PineBridge Investments, L.P., a company owned by Pacific Century Group, an Asia-based private investment group. Pacific Century Group is majority owned by Mr. Richard Li Tzar Kai. Putnam Investment Management, LLC is an indirect wholly owned subsidiary of Putnam Investments, LLC (“Putnam Investments”). Putnam Investments is owned through a series of wholly-owned subsidiaries by Great-West Lifeco, Inc., which is a financial services holding company with operations in Canada, the United States and Europe and is a member of the Power Corporation of Canada group of companies. Power Corporation of Canada is an international management and holding company that focuses on financial services in North America, Europe and Asia. It is indirectly controlled by The Desmarais Family Residuary Trust. SIMNA, which is a wholly-owned subsidiary of Schroder U.S. Holdings Inc., has delegated certain investment management responsibilities to Schroder Investment Management North America Ltd., an affiliate of SIMNA (“SIMNA Ltd.”), pursuant to a sub-subadvisory agreement. SIMNA and SIMNA Ltd. are collectively referred to as “Schroders.” T. Rowe Price is a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly-traded financial services holding company. Wellington Management is a Delaware limited liability partnership.
SunAmerica pays each Subadviser to the Portfolios a monthly fee with respect to each Portfolio for which such Subadviser performs services, computed on average daily net assets. SunAmerica has received an exemptive order that, among other things, permits the Trust to disclose to shareholders the Subadvisers’ fees only in the aggregate for each Portfolio. The aggregate annual rates, as a percentage of daily net assets, of the fees payable by SunAmerica to the Subadviser for each Portfolio may vary according to the level of assets of each Portfolio.
The following table sets forth the aggregate subadvisory fees paid to the other Managers of the Portfolios by SunAmerica for the past three fiscal years:
	2022		2021		2020
Portfolio	% of Net Assets	Dollar Amount	% of Net Assets	Dollar Amount	% of Net Assets	Dollar Amount
SA American Century Inflation Protection Portfolio	0.11%	$784,886	0.12%	$726,780	0.12%	$796,344
SA Allocation Balanced Portfolio	-	0	-	-	-	-
SA Allocation Growth Portfolio	-	-	-	-	-	-
SA Allocation Moderate Growth Portfolio	-	-	-	-	-	-
SA Allocation Moderate Portfolio	-	-	-	-	-	-
SA Columbia Focused Value Portfolio	0.30%	1,130,458	0.31%	912,587	0.31%	884,194
SA Multi-Managed Diversified Fixed Income Portfolio	0.14%	1,419,965	0.14%	1,345,427	0.14%	1,372,015
SA Multi-Managed Growth Portfolio	0.30%	159,558	0.31%	159,835	0.31%	147,422
SA Multi-Managed Income Portfolio	0.22%	92,718	0.22%	95,045	0.22%	96,935
SA Multi-Managed Income/Equity Portfolio	0.23%	126,101	0.23%	130,105	0.23%	129,317

	2022		2021		2020
Portfolio	% of Net Assets	Dollar Amount	% of Net Assets	Dollar Amount	% of Net Assets	Dollar Amount
SA Multi-Managed International Equity Portfolio	0.30%	$1,203,590	0.30%	$1,101,129	0.30%	$1,101,065
SA Multi-Managed Large Cap Growth Portfolio	0.21%	1,181,698	0.22%	1,166,771	0.22%	1,098,899
SA Multi-Managed Large Cap Value Portfolio	0.21%	1,761,825	0.22%	1,551,927	0.22%	1,566,821
SA Multi-Managed Mid Cap Growth Portfolio	0.26%	647,630	0.26%	630,378	0.27%	600,289
SA Multi-Managed Mid Cap Value Portfolio	0.32%	813,689	0.32%	702,348	0.32%	718,347
SA Multi-Managed Moderate Growth Portfolio	0.29%	258,502	0.29%	251,579	0.29%	232,741
SA Multi-Managed Small Cap Portfolio	0.32%	833,152	0.33%	718,263	0.35%	860,605
SA Putnam Asset Allocation Diversified Growth Portfolio	0.35%	788,282	0.35%	672,731	0.35%	598,081
SA T. Rowe Price Stock Portfolio	0.39%	1,805,535	0.39%	1,721,485	0.39%	1,570,034
PORTFOLIO MANAGERS
Other Accounts
The portfolio managers primarily responsible for the day-to-day management of the Portfolios, all of whom are listed in the Prospectus (“Portfolio Managers”), are often engaged in the management of other accounts, which may include registered investment companies and pooled investment vehicles. The total number of other accounts managed by each Portfolio Manager (whether managed as part of a team or individually) and the total assets in those accounts, as of March 31, 2022 (unless otherwise noted), are provided in the table below. If applicable, the total number of accounts and total assets in accounts that have an advisory fee that is all or partly based on the account’s performance are provided in parentheses.
Portfolio	Adviser/ Subadvisers	Portfolio Managers	Other Accounts (As of March 31, 2022)
			Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
			No. of Accounts	Assets ($ millions)	No. of Accounts	Assets ($ millions)	No. of Accounts	Assets ($ millions)
SA Seasons Managed Allocation Portfolios	SunAmerica	Sheridan, Andrew Singh, Manisha Wu, Robert	13 13 13	$18,796.5 $18,796.5 $18,796.5	— — —	— — —	— — —	— — —
SA American Century Inflation Protection	American Century	Castillo, Miguel Gahagan, Robert V. Platz, James E. Tan, Charles	16 18 17 12	$23,886 $24,561 $24,083 $13,594	1 — — —	$61 — — —	2 2 2 1	$555 $555 $555 $154
SA Columbia Focused Value	Columbia	Rosen, Richard Taft, Richard	2 2	$4,120 $4,120	1 1	$145.57 $145.57	370 372	$3,091 $3,091
SA Multi-Managed Diversified Fixed Income	PineBridge	Hu, Peter Kelly, Michael J. Vanden Assem, Robert Yovanovic, John Strube, Austin	4 7 7 5(1) 1	$1,988 $4,152 $2,707 $3,375($123) $300	10 49 15 9 —	$3,463 $6,103 $2,976 $4,325 —	— 2 15 22 1	— $834 $5,320 $7,069 $224
	Wellington Management	Burn, Robert D. Goodman, Campe Marvan, Joseph F.	14 14 17	$14,180 $14,244 $35,877	17 21 28	$7,112 $9,275 $11,876	49(1) 49(1) 78(1)	$17,201($164) $17,262($164) $35,953($164)

Portfolio	Adviser/ Subadvisers	Portfolio Managers	Other Accounts (As of March 31, 2022)
			Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
			No. of Accounts	Assets ($ millions)	No. of Accounts	Assets ($ millions)	No. of Accounts	Assets ($ millions)
SA Multi-Managed International Equity	SunAmerica	Campion, Timothy Mauro, Elizabeth	22 23	$22,205 $22,851	— —	— —	— —	— —
	SIMNA	Gautrey, James Webber, Simon	5(2) 6(2)	$555($376.9) $1,501.5($376.9)	4(1) 5(1)	$3,449.5($801.5) $3,515($801.5)	12 16(1)	$6,329.6 $8,304.2($1,668.5)
	T. Rowe Price	Mills, Raymond A.	5	—	2	$11,325.7	3(2)	$1,505.8($824.8)
SA Multi-Managed Large Cap Growth	SunAmerica	Campion, Timothy Mauro, Elizabeth	22 23	$22,130 $22,776	— —	— —	— —	— —
	GSAM	Barry, Steven M. Becker, Stephen E.	18 9	$7,213 $2,228	20 6	$13,616 $2,025	59 23	$6,234 $5,649
	MSIM	Lynch, Dennis P. Chainani, Sam G. Yeung, Jason C. Nash, Armistead B. Cohen, David S. Norton, Alexander T.	24 23 23 23 23 23	$28,744 $28,727 $28,727 $28,727 $28,727 $28,727	23 21 21 21 21 21	$18,827 $18,725 $18,725 $18,725 $18,725 $18,725	16 (2) 15 (2) 15 (2) 15 (2) 15 (2) 15 (2)	$7,548 ($353) $7,473 ($353) $7,473 ($353) $7,473 ($353) $7,473 ($353) $7,473 ($353)
SA Multi-Managed Large Cap Value	SunAmerica	Campion, Timothy Mauro, Elizabeth	22 23	$22,062 $22,708	— —	— —	— —	— —
	American Century	Davidson, Phillip N. Krenn, Adam Sundell, Phil Woglom, Brian	21 6 8 21	$34,780 $5,643 $9,053 $34,780	4 — 1 4	$3,240 — $18 $3,240	7 1 2 8	$1,607 $.62 $393 $1,708
	Wellington Management	Illfelder, Adam H.	7	$18,050	3	$427	1	$33
SA Multi-Managed Mid Cap Growth	SunAmerica	Campion, Timothy Mauro, Elizabeth	22 23	$22,254 $22,900	— —	— —	— —	— —
	T. Rowe Price	Peters, Donald J.	5	$5,873.3	7	$2,930.5	4	$246.2
	Wellington Management	Mortimer, Stephen C.	12	$13,754	7(2)	$440($140)	4(1)	$822($282)
SA Multi-Managed Mid Cap Value	SunAmerica	Campion, Timothy Mauro, Elizabeth	22 23	$22,245 $22,891	— —	— —	— —	— —
	MFS	Schmitz, Kevin J. Taylor, Brooks A. Offen, Richard L.	8 5 8	$25,963.5 $20,743.0 $25,963.5	1 1 1	$361.4 $361.4 $361.4	4 4 4	$249.4 $249.4 $249.4
	T. Rowe Price	DeAugustino, Vincent	—	—	—	—	—	—
SA Multi-Managed Portfolios– Small Cap Growth Component	JPMorgan[1]	Hart, Phillip D. Choi, Wonseok Tse, Jonathan L. Gupta, Akash	16 16 14 13	$8.07 $8.07 $7.60 $6.39	1 1 1 1	$195.2 $195.2 $195.2 $195.2	3 3 3 3	$922 $922 $922 $922
Multi-Managed Portfolios– Fixed Income Component	Wellington Management	Burn, Robert D. Goodman, Campe Marvan, Joseph F.	12 12 14	$11,312 $11,371 $39,106	18 20 28	$6,791 $8,055 $9,176	46 (1) 46 (1) 72 (1)	$16,310 ($201) $16,369 ($201) $32,908 ($201)
SA Multi-Managed Portfolios– Growth Component	MSIM	Lynch, Dennis P. Chainani, Sam G. Yeung, Jason C. Nash, Armistead B. Cohen, David S. Norton, Alexander T.	24 23 23 23 23 23	$28,744 $28,727 $28,727 $28,727 $28,727 $28,727	23 21 21 21 21 21	$18,827 $18,725 $18,725 $18,725 $18,725 $18,725	16 (2) 15 (2) 15 (2) 15 (2) 15 (2) 15 (2)	$7,548 ($353) $7,473 ($353) $7,473 ($353) $7,473 ($353) $7,473 ($353) $7,473 ($353)
SA Multi-Managed Small Cap	JPMorgan[1]	Hart, Phillip D. Choi, Wonseok Tse, Jonathan L. Gupta, Akash	16 16 14 13	$8.00 $8.00 $7.53 $6.32	1 1 1 1	$195.2 $195.2 $195.2 $195.2	3 3 3 3	$922 $922 $922 $922
	SIMNA	Kaynor, Robert	2	$1,126	10	$5,065	5	$938
	SunAmerica	Campion, Timothy Mauro, Elizabeth	22 23	$22,245 $22,891	— —	— —	— —	— —

Portfolio	Adviser/ Subadvisers	Portfolio Managers	Other Accounts (As of March 31, 2022)
			Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
			No. of Accounts	Assets ($ millions)	No. of Accounts	Assets ($ millions)	No. of Accounts	Assets ($ millions)
SA Putnam Asset Allocation Diversified Growth	Putnam	Fetch, James A. Schoen, Robert J. Goldstein, Brett S. Chan, Adrian H.	30(2) 30(2) 30(2) 30(2)	$8,955($628) $8,955($628) $8,955($628) $8,955($628)	52(1) 52(1) 48(1) 47(1)	$6,936($0.1) $6,936($0.1) $6,936($0.1) $6,921($0.1)	3 7 3 6	$189.6 $216.8 $191.0 $215.8
SA T. Rowe Price Growth Stock	T. Rowe Price	Fath, Joseph B.	12	$84,793.2	10	$34,919.7	4	$2,208

1
The total value and number of accounts managed by a Portfolio Manager may include sub-accounts of asset allocation, multi-managed and other accounts.
Potential Conflicts of Interest
As shown in the tables above, the Portfolio Managers are responsible for managing other accounts for multiple clients, including affiliated clients (“Other Client Accounts”), in addition to the Portfolios. In certain instances, conflicts may arise in their management of a Portfolio and such Other Client Accounts. The Portfolio Managers aim to conduct their activities in such a manner that permits them to deal fairly with each of their clients on an overall basis in accordance with applicable securities laws and fiduciary obligations. Notwithstanding, transactions, holdings and performance, among others, may vary among a Portfolio and such Other Client Accounts.
•
Trade Allocations. Conflicts may arise between a Portfolio and Other Client Accounts in the allocation of trades among the Portfolio and the Other Client Accounts. For example, the Adviser (solely for the purposes of this section “Potential Conflicts of Interest,” the term “Adviser” is defined to include SunAmerica or a Subadviser, as applicable) may determine that there is a security that is suitable for a Portfolio, as well as, for Other Client Accounts that have a similar investment objective. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security, or the Adviser and/or Portfolio Manager may take “short” positions in Other Client Accounts with respect to securities held “long” within a Portfolio, or vice-versa, which may adversely affect the value of securities held by the Portfolio. In certain instances, the Adviser and/or Portfolio Manager may have ownership or different interests in Other Client Accounts, including different compensation with respect to Other Client Accounts, such as incentive fees. Such ownership or different interests may cause a conflict of interest. The Trust and the Adviser generally have adopted policies, procedures and/or practices regarding the allocation of trades and brokerage, which the Trust and Adviser believe address the conflicts associated with managing multiple accounts for multiple clients (including affiliated clients). Subject to cash and security availability and lot size, among other factors, the policies, procedures and/or practices generally require that securities be allocated among the Portfolios and Other Client Accounts with a similar investment objective in a manner that is fair, equitable and consistent with their fiduciary obligations to each.
•
Allocation of Portfolio Managers’ Time. The Portfolio Managers’ management of the Portfolios and Other Client Accounts may result in a Portfolio Manager devoting a disproportionate amount of time and attention to the management of a Portfolio and Other Client Accounts if the Portfolios and Other Client Accounts have different objectives, benchmarks, time horizons, and fees. Generally, the Adviser seeks to manage such competing interests for the time and attention of the Portfolio Managers. Although the Adviser does not track the time a Portfolio Manager spends on a Portfolio or a single Other Client Account, the Adviser periodically assesses whether a Portfolio Manager has adequate time and resources to effectively manage all of such Portfolio Manager’s accounts. In certain instances, Portfolio Managers may be employed by two or more employers. Where the Portfolio Manager receives greater compensation, benefits or incentives from one employer over another, the Portfolio Manager may favor one employer over the other (or Other Client Accounts) causing a conflict of interest.
•
Personal Trading by Portfolio Managers. The management of personal accounts by a Portfolio Manager may give rise to potential conflicts of interest. While generally, the SunAmerica Code (defined below) and Subadvisers codes of ethics will impose limits on the ability of a Portfolio Manager to trade for his or her personal account, especially where such trading might give rise to a potential conflict of interest, there is no assurance that the SunAmerica Code and Subadvisers codes of ethics will eliminate such conflicts. In some instances, subadviser may impose investment restrictions on Portfolio Managers responsible for managing hedge funds or certain other accounts in addition to those limitations provided by the SunAmerica Code.
Other than the conflicts described above, the Trust is not aware of any material conflicts that may arise in connection with each Adviser’s management of the Portfolios, investments and such Other Client Accounts.

Compensation
Pursuant to the Subadvisory Agreements, each Subadviser is responsible for paying its own expenses in connection with the management of the Portfolio(s), including the compensation of its Portfolio Managers. The structure and method of compensation of the Portfolio Managers, organized by Subadviser, is described below.
American Century. American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage.  As of March 31, 2022, it includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity.
Base Salary. Portfolio managers receive base pay in the form of a fixed annual salary.
Bonus. A significant portion of portfolio manager compensation takes the form of an annual incentive bonus which is determined by a combination of factors. One factor is investment performance. The mutual funds’ investment performance is generally measured by a combination of one-, three- and five-year pre-tax performance relative to various benchmarks and/or internally-customized peer groups. The performance comparison periods may be adjusted based on a fund’s inception date or a portfolio manager’s tenure on the fund.
Portfolio managers may have responsibility for multiple American Century mutual funds. In such cases, the performance of each is assigned a percentage weight appropriate for the portfolio manager’s relative levels of responsibility.
Portfolio managers also may have responsibility for other types of managed portfolios or ETFs. If the performance of a managed account or ETF is considered for purposes of compensation, it is generally measured via the same criteria as an American Century mutual fund (i.e., relative to the performance of a benchmark and/or peer group).
A second factor in the bonus calculation relates to the performance of a number of American Century mutual funds managed according to one of the following investment disciplines: global growth equity, global value equity, disciplined equity, global fixed-income, and multi-asset strategies. The performance of American Century ETFs may also be included for certain investment disciplines. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one-, three- and five-year performance (equal or asset weighted) depending on the portfolio manager’s responsibilities and products managed, and the composite for certain portfolio managers may include multiple disciplines. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.
A portion of portfolio managers’ bonuses may be discretionary and may be tied to factors such as profitability, or individual performance goals, such as research projects and/or the development of new products.
Restricted Stock Plans. Portfolio managers are eligible for grants of restricted stock of American Century Companies, Inc.  (“ACC”). These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual’s grant is determined by individual and product performance as well as other product-specific considerations such as profitability. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three to four years).
Deferred Compensation Plans. Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.
Columbia. Portfolio manager direct compensation is typically comprised of a base salary, and an annual incentive award that is paid either in the form of a cash bonus if the size of the award is under a specified threshold, or, if the size of the award is over a specified threshold, the award is paid in a combination of a cash bonus, an equity incentive award, and deferred compensation. Equity incentive awards are made in the form of Ameriprise Financial restricted stock or, for more senior employees, both Ameriprise Financial restricted stock and stock options. The investment return credited on deferred compensation is based on the performance of specified funds advised by Columbia (“Columbia Funds”), in most cases including the Columbia Funds the portfolio manager manages.
Base salary is typically determined based on market data relevant to the employee’s position, as well as other factors including internal equity. Base salaries are reviewed annually, and increases are typically given as promotional increases, internal equity adjustments, or market adjustments.

Under the Columbia annual incentive plan for investment professionals, awards are discretionary, and the amount of incentive awards for investment team members is variable based on (1) an evaluation of the investment performance of the investment team of which the investment professional is a member, reflecting the performance (and client experience) of the funds or accounts the investment professional manages and, if applicable, reflecting the individual’s work as an investment research analyst, (2) the results of a peer and/or management review of the individual, taking into account attributes such as team participation, investment process followed, communications, and leadership, and (3) the amount of aggregate funding of the plan determined by senior management of Columbia Threadneedle Investments and Ameriprise Financial, which takes into account Columbia Threadneedle Investments revenues and profitability, as well as Ameriprise Financial profitability, historical plan funding levels and other factors. Columbia Threadneedle Investments revenues and profitability are largely determined by assets under management. In determining the allocation of incentive compensation to investment teams, the amount of assets and related revenues managed by the team is also considered, alongside investment performance. Individual awards are subject to a comprehensive risk adjustment review process to ensure proper reflection in remuneration of adherence to our controls and Code of Conduct.
Investment performance for a fund or other account is measured using a scorecard that compares account performance against benchmarks and/or peer groups. Account performance may also be compared to unaffiliated passively managed ETFs, taking into consideration the management fees of comparable passively managed ETFs, when available and as determined by Columbia. Consideration is given to relative performance over the one-, three- and five-year periods, with the largest weighting on the three-year comparison. For individuals and teams that manage multiple strategies and accounts, relative asset size is a key determinant in calculating the aggregate score, with weighting typically proportionate to actual assets. For investment leaders who have group management responsibilities, another factor in their evaluation is an assessment of the group’s overall investment performance. Exceptions to this general approach to bonuses exist for certain teams and individuals.
Equity incentive awards are designed to align participants’ interests with those of the shareholders of Ameriprise Financial. Equity incentive awards vest over multiple years, so they help retain employees.
Deferred compensation awards are designed to align participants’ interests with the investors in the Columbia Funds and other accounts they manage. The value of the deferral account is based on the performance of Columbia Funds. Employees have the option of selecting from various Columbia Funds for their deferral account, however portfolio managers must (other than by strict exception) allocate a minimum of 25% of their incentive awarded through the deferral program to the Columbia Fund(s) they manage. Deferrals vest over multiple years, so they help retain employees.
For all employees the benefit programs generally are the same and are competitive within the financial services industry. Employees participate in a wide variety of plans, including options in Medical, Dental, Vision, Health Care and Dependent Spending Accounts, Life Insurance, Long Term Disability Insurance, 401(k), and a cash balance pension plan.
GSAM. Compensation for GSAM Portfolio Managers is comprised of a base salary and year-end discretionary variable compensation. The base salary is fixed from year to year. Year-end discretionary variable compensation is primarily a function of each Portfolio Manager’s individual performance and his or her contribution to overall team performance; the performance of GSAM and Goldman Sachs; the team’s net revenues for the past year which in part is derived from advisory fees, and for certain accounts, performance-based fees; and anticipated compensation levels among competitor firms. Portfolio Managers are rewarded, in part, for their delivery of investment performance, which is reasonably expected to meet or exceed the expectations of clients and fund shareholders in terms of: excess return over an applicable benchmark, peer group ranking, risk management and factors specific to certain funds such as yield or regional focus. Performance is judged over one-, three- and five-year time horizons.
The benchmark for the SA Multi-Managed Large Cap Growth portfolio is the S&P 500® Growth Index.
The discretionary variable compensation for Portfolio Managers is also significantly influenced by various factors, including: (1) effective participation in team research discussions and process; and (2) management of risk in alignment with the targeted risk parameters and investment objectives of the Portfolio. Other factors may also be considered including: (1) general client/shareholder orientation, and (2) teamwork and leadership.
As part of their year-end discretionary variable compensation and subject to certain eligibility requirements, GSAM Portfolio Managers may receive deferred equity-based and similar awards, in the form of: (1) shares of The Goldman Sachs Group, Inc. (restricted stock units); and, (2) for certain Portfolio Managers, performance-tracking (or “phantom”) shares of the GSAM mutual funds that they oversee or service. Performance-tracking shares are designed to provide a rate of return (net of fees) equal to that of the fund(s) that a Portfolio Manager manages, or one or more other eligible funds, as determined by senior management, thereby aligning portfolio manager compensation with fund shareholder interests. The awards are subject to vesting requirements, deferred payment and clawback and forfeiture provisions. GSAM, Goldman Sachs or their affiliates expect, but are not required to, hedge the exposure of the performance-tracking shares of a fund by, among other things, purchasing shares of the relevant fund(s).
Other Compensation. In addition to base salary and year-end discretionary variable compensation, the firm has a number of additional benefits in place including (1) a 401k program that enables employees to direct a percentage of their base salary and bonus income into a tax-qualified retirement plan; and (2) investment opportunity programs in which certain professionals may participate subject to certain eligibility requirements.
JPMorgan. JPMorgan’s compensation programs are designed to align the behavior of employees with the achievement of its short- and long-term strategic goals, which revolve around client investment objectives. This is accomplished, in part, through a balanced performance assessment process and total compensation program, as well as a clearly defined culture that rigorously and consistently promotes adherence to the highest ethical standards.
In determining portfolio manager compensation, JPMorgan uses a balanced discretionary approach to assess performance against four broad categories: (1) business results; (2) risk and control; (3) customers and clients; and (4) people and leadership.
These performance categories consider short-, medium- and long-term goals that drive sustained value for clients, while accounting for risk and control objectives. Specifically, portfolio manager performance is evaluated against various factors including the following: (1) blended pre-tax investment performance relative to competitive indices, generally weighted more to the long-term; (2) individual contribution relative to the client’s risk/return objectives; and (3) adherence with JPMorgan’s compliance, risk and regulatory procedures.
Feedback from JPMorgan’s risk and control professionals is considered in assessing performance.
JPMorgan maintains a balanced total compensation program comprised of a mix of fixed compensation (including a competitive base salary and, for certain employees, a fixed cash allowance), variable compensation in the form of cash incentives: and long-term incentives in the form of equity based and/or fund-tracking incentives that vest over time. Long-term awards comprise of up to 60% of overall incentive compensation, depending on an employee’s pay level.
Long-term awards are generally in the form of time-vested JPMC Restricted Stock Units (“RSUs”). However, portfolio managers are subject to a mandatory deferral of long-term incentive compensation under JPMorgan’s Mandatory Investor Plan (“MIP”). The MIP provides for a rate of return equal to that of the Portfolio(s) that the portfolio managers manage, thereby aligning portfolio manager’s pay with that of their client’s experience/return, 100% of the portfolio manager’s long-term incentive compensation is eligible for MIP with 50% allocated to the specific fund(s) they manage, as determined by their respective manager. The remaining portion of the overall amount is electable and may be treated as if invested in any of the other Portfolios available in the plan or can take the form of RSUs.
MFS
Compensation.
MFS’ philosophy is to align portfolio manager compensation with the goal to provide shareholders with long-term value through a collaborative investment process. Therefore, MFS uses long-term investment performance as well as contribution to the overall investment process and collaborative culture as key factors in determining portfolio manager compensation. In addition, MFS seeks to maintain total compensation programs that are competitive in the asset management industry in each geographic market where it has employees. MFS uses competitive compensation data to ensure that compensation practices are aligned with its goals of attracting, retaining, and motivating the highest-quality professionals.
MFS reviews portfolio manager compensation annually. In determining portfolio manager compensation, MFS uses quantitative means and qualitative means to help ensure a sustainable investment process. As of December 31, 2021, portfolio manager total cash compensation is a combination of base salary and performance bonus:
Base Salary – Base salary generally represents a smaller percentage of Portfolio Manager total cash compensation than performance bonus.
Performance Bonus – Generally, the performance bonus represents more than a majority of Portfolio Manager total cash compensation.
The quantitative portion is primarily based on the pre-tax performance of accounts managed by the portfolio manager over a range of fixed-length time periods, intended to provide the ability to assess performance over time periods consistent with a full market cycle and a strategy’s investment horizon. The fixed-length time periods include the portfolio manager’s full tenure on each fund and, when available, ten-, five-, and three-year periods. For portfolio managers who have served for less than three years, shorter-term periods, including the one-year period, will also be considered, as will performance in previous roles, if any, held at the firm. Emphasis is generally placed on longer performance periods when multiple performance periods are available. Performance is evaluated across the full set of strategies and portfolios managed by a given portfolio manager, relative to appropriate peer group universes and/or representative indices (“benchmarks”). As of December 31, 2021, the following benchmarks were used to measure the following portfolio managers’ performance for the following Portfolios:
Portfolio(s)	Portfolio Manager	Benchmark(s)
SA Multi-Managed Mid Cap Value Portfolio	Kevin J. Schmitz	Russell Midcap® Value Index
	Brooks A. Taylor	Russell Midcap® Value Index
	Richard L. Offen	Russell Midcap® Value Index
Benchmarks may include versions and components of indices, custom indices, and linked indices that combine performance of different indices for different portions of the time period, where appropriate.
The qualitative portion is based on the results of an annual internal peer review process (where portfolio managers are evaluated by other portfolio managers, analysts, and traders) and management’s assessment of overall portfolio manager contribution to the MFS investment process and the client experience (distinct from fund and other account performance).
The performance bonus is generally a combination of cash and a deferred cash award. A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates. During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager.
MFS Equity Plan—Portfolio Managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.
Finally, Portfolio Managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any Portfolio Manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.
MSIM. Morgan Stanley’s compensation structure is based on a total reward system of base salary and incentive compensation, which is paid either in the form of cash bonus, or for employees meeting the specified deferred compensation eligibility threshold, partially as a cash bonus and partially as mandatory deferred compensation. Deferred compensation granted to Investment Management employees are generally granted as a mix of deferred cash awards under the Investment Management Alignment Plan (“IMAP”) and equity-based awards in the form of stock units. The portion of incentive compensation granted in the form of a deferred compensation award and the terms of such awards are determined annually by the Compensation, Management Development and Succession Committee of the Morgan Stanley board of directors.
Base salary compensation. Generally, Portfolio Managers receive base salary compensation based on the level of their position with MSIM.
Incentive compensation. In addition to base compensation, Portfolio Managers may receive discretionary year-end compensation.
Incentive compensation may include:
•
Cash Bonus.
•
Deferred Compensation:
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A mandatory program that defers a portion of incentive compensation into restricted stock units or other awards based on Morgan Stanley common stock or other plans that are subject to vesting and other conditions.
•
IMAP is a cash-based deferred compensation plan designed to increase the alignment of participants’ interests with the interests of MSIM’s clients. For eligible employees, a portion of their deferred compensation is mandatorily deferred into IMAP on an annual basis. Awards granted under IMAP are notionally invested in referenced funds available pursuant to the plan, which are funds advised by MSIM. Portfolio Managers are required to notionally invest a minimum of 40% of their account balance in the designated funds that they manage and are included in the IMAP notional investment fund menu.

•
Deferred compensation awards are typically subject to vesting over a multi-year period and are subject to cancellation through the payment date for competition, cause (i.e., any act or omission that constitutes a breach of obligation to MSIM, including failure to comply with internal compliance, ethics or risk management standards, and failure or refusal to perform duties satisfactorily, including supervisory and management duties), disclosure of proprietary information, and solicitation of employees or clients. Awards are also subject to clawback through the payment date if an employee’s act or omission (including with respect to direct supervisory responsibilities) causes a restatement of MSIM’s consolidated financial results, constitutes a violation of MSIM’s global risk management principles, policies and standards, or causes a loss of revenue associated with a position on which the employee was paid and the employee operated outside of internal control policies.
MSIM compensates employees based on principles of pay-for-performance, market competitiveness and risk management. Eligibility for, and the amount of any, discretionary compensation is subject to a multi-dimensional process. Specifically, consideration is given to one or more of the following factors, which can vary by portfolio management team and circumstances:
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Revenue and profitability of the business and/or each fund/accounts managed by the portfolio manager
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Revenue and profitability of MSIM
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Return on equity and risk factors of both the business units and Morgan Stanley
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Assets managed by the Portfolio Manager
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External market conditions
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New business development and business sustainability
•
Contribution to client objectives
•
Individual contribution and performance
Further, MSIM’s Global Incentive Compensation Discretion Policy requires compensation managers to consider only legitimate, business related factors when exercising discretion in determining variable incentive compensation, including adherence to Morgan Stanley’s core values, conduct, disciplinary actions in the current performance year, risk management and risk outcomes.
PineBridge. Compensation for all PineBridge Portfolio Managers consists of both a salary and a bonus component. The salary component is a fixed base salary, and does not vary based on a Portfolio Manager’s performance. Generally, salary is based upon several factors, including experience and market levels of salary for such position. The bonus component is generally discretionarily determined based both on a Portfolio Manager’s individual performance and the overall performance of PineBridge. In assessing individual performance of Portfolio Managers, both qualitative performance measures and also quantitative performance measures assessing the management of a Portfolio Manager’s funds are considered. A Portfolio Manager may be offered a long-term incentive/performance unit plan (LTI) to share in the long-term growth of the company. The LTI Plan allows for the granting of incentive units representing equity interests in the company with the main objective of attracting and retaining talent, incentivizing employee long-term performance and ensuring employee alignment of interests with the firm’s long-term vision and goals.
Putnam. Portfolio managers are evaluated and compensated across the group of specified products they manage, in part, based on their performance relative to peers in the fund’s Lipper category based on a blend of 3-year and 5-year performance. In addition, evaluations take into account individual contributions and a subjective component.
Each Portfolio Manager is assigned an industry-competitive incentive compensation target consistent with this goal and evaluation framework. Actual incentive compensation may be higher or lower than the target, based on individual, group, and subjective performance, and may also reflect the performance of Putnam as a firm.
Incentive compensation includes a cash bonus and may also include grants of deferred cash, stock or options. In addition to incentive compensation, Portfolio Managers receive fixed annual salaries typically based on level of responsibility and experience.
Schroders. Schroders’ methodology for measuring and rewarding the contribution made by Portfolio Managers combines quantitative measures with qualitative measures. The SA Multi-Managed International Equity Portfolio’s and SA Multi-Managed Small Cap Portfolio’s Portfolio Managers are compensated for their services to the Portfolios and to other accounts they manage in a combination of base salary and annual discretionary bonus, as well as the standard retirement, health and welfare benefits available to all Schroders employees. Certain fund managers may also receive awards under a long-term incentive program. Base salary is determined by reference to the level of responsibility inherent in the role and the experience of the incumbent, and is benchmarked annually against market data to ensure that Schroders is paying competitively. Schroders reviews base salaries annually, targeting increases at employees whose roles have increased in scope materially during the year and those whose salary is behind market rates. At more senior levels, base salaries tend to be adjusted less frequently as the emphasis is increasingly on the discretionary bonus.
Schroders believes that a discretionary incentive scheme approach is preferable to the use of formulaic arrangements to ensure that good conduct and behaviors in line with the Schroders values are rewarded, to avoid reinforcing or creating conflicts of interest and to encourage a one team attitude. Any discretionary bonus is determined by a number of factors. At a macro level the total amount available to spend is a function of the compensation to revenue ratio achieved by Schroders globally. Schroders then assesses the performance of the division and of a management team to determine the share of the aggregate bonus pool that is spent in each area. This focus on “team” maintains consistency and minimizes internal competition that may be detrimental to the interests of Schroders’ clients. For each team, Schroders assesses the performance of their Funds relative to competitors and to relevant benchmarks (which may be internally-and/or externally-based and are considered over a range of performance periods, including over one and three year periods), the level of Funds under management and the level of performance fees generated, if any. The portfolio managers’ compensation for other accounts they manage may be based upon such accounts’ performance. Schroders also reviews “softer” factors such as leadership, contribution to other parts of the business, and adherence to our corporate values of excellence, integrity, teamwork, passion, and innovation. For those employees receiving significant bonuses, a part may be deferred in the form of Schroders plc stock and fund-based awards of notional cash investments in a range of Schroders funds.
These deferrals vest over a period of three years or more and seek to ensure that the interests of employees are aligned with those of clients and shareholders.
SunAmerica. SunAmerica Portfolio Managers’ compensation has a salary, plus a bonus made up of short-term incentive and long-term incentive components. The salary is a fixed annual salary and is generally based on the Portfolio Manager’s responsibilities and leadership role within the organization. The short-term incentive is discretionary and based on the organizational performance of AIG and the individual’s performance including but not limited to the funds for which the Portfolio Manager has primary responsibility. In addition, SunAmerica may award long-term incentive compensation to an eligible Portfolio Manager who consistently meets or exceeds relative performance criteria. SunAmerica believes its compensation program is adequate to incentivize Portfolio Managers and analysts to seek maximum performance within risk parameters described in the Portfolios’ prospectuses.
T. Rowe Price. Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of restricted stock grants. Compensation is variable and is determined based on the following factors.
Investment performance over 1-,3-,5-, and 10-year periods is the most important input. The weightings for these time periods are generally balanced and are applied consistently across similar strategies. T. Rowe Price (and T. Rowe Price Hong Kong, T. Rowe Price Singapore, T. Rowe Price Japan, T. Rowe Price International and T. Rowe Price Investment Management, as appropriate) evaluates performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are typically determined with reference to the broad-based index and the Lipper average or index set forth in the total returns table in the fund’s prospectus, although other benchmarks may be used as well. Investment results are also measured against comparably managed funds of competitive investment management firms. The selection of comparable funds is approved by the applicable investment steering committee and is the same as the selection presented to the directors of the Price Funds in their regular review of fund performance. Performance is primarily measured on a pretax basis, although tax efficiency is considered.
Compensation is viewed with a long-term time horizon. The more consistent a manager’s performance over time, the higher the compensation opportunity. The increase or decrease in a fund’s assets due to the purchase or sale of fund shares is not considered a material factor. In reviewing relative performance for fixed income funds, a fund’s expense ratio is usually taken into account. Contribution to T. Rowe Price’s overall investment process is an important consideration as well. Leveraging ideas and investment insights across the global investment platform; working effectively with and mentoring others; and other contributions to our clients, the firm, or our culture are important components of T. Rowe Price’s long-term success and are generally taken into consideration.
All employees of T. Rowe Price, including portfolio managers, can participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits and are eligible to participate in a supplemental savings plan sponsored by T. Rowe Price Group.
This compensation structure is used when evaluating the performance of all portfolios managed by the portfolio manager.

Wellington Management. Wellington Management receives a fee based on the assets under management of each Portfolio as set forth in the Subadvisory Agreement between Wellington Management and SunAmerica on behalf of each Portfolio. Wellington Management pays its investment professionals out of its total revenues, including the advisory fees earned with respect to each Portfolio. The following information relates to the fiscal year ended March 31, 2022.
Wellington Management’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management’s compensation of each Portfolio’s managers listed in the Prospectus who are primarily responsible for the day-to-day management of the Portfolios (“Investment Professionals”) includes a base salary and incentive components. The base salary for each Investment Professional who is a partner (a “Partner”) of Wellington Management Group LLP, the ultimate holding company of Wellington Management, is generally a fixed amount that is determined by the managing partners of the Wellington Management Group LLP. The base salary for the other Investment Professional is determined by the Investment Professional’s experience and performance in his role as an Investment Professional. Base salaries for Wellington Management’s employees are reviewed annually and may be adjusted based on the recommendation of an Investment Professional’s manager, using guidelines established by Wellington Management’s Compensation Committee, which has final oversight responsibility for base salaries of employees of the firm. Each Investment Professional is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the Portfolio managed by the Investment Professional and generally each other account managed by such Investment Professional. Each Investment Professional’s incentive payment relating to the relevant Portfolio is linked to the gross pre-tax performance of the portion of the Portfolio managed by the Investment Professional compared to the benchmark index and/or peer group identified below over one-, three- and five-year periods, with an emphasis on five-year results. Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other accounts managed by the Investment Professionals, including accounts with performance fees. The incentive paid to the Investment Professionals for the SA Wellington Government and Quality Bond Portfolio, which has no performance-related component, is based on the revenues earned by Wellington Management.
Portfolio-based incentives across all accounts managed by an Investment Professional can, and typically do, represent a significant portion of an Investment Professional’s overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Investment Professionals may also be eligible for bonus payments based on their overall contribution to Wellington Management’s business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on other factors. Each Partner is eligible to participate in a Partner-funded tax-qualified retirement plan, the contributions to which are made pursuant to an actuarial formula. Messrs. Goodman, Illfelder, Marvan and Mortimer are Partners.
Portfolio	Benchmark Index and/or Peer Group for Incentive Period
SA Multi-Managed Diversified Fixed Income Portfolio	Bloomberg CMBS ERISA (10%), Bloomberg US MBS Fixed Rate (40%) and Bloomberg Corporate (50%)
SA Multi-Managed Large Cap Value Portfolio	S&P 500® Value
SA Multi-Managed Mid Cap Growth Portfolio	Russell Midcap® Growth
SA Multi-Managed Growth Portfolio	Bloomberg U.S. Aggregate Bond
SA Multi-Managed Income Portfolio	Bloomberg U.S. Aggregate Bond
SA Multi-Managed Income-Equity Portfolio	Bloomberg U.S. Aggregate Bond
SA Multi-Managed Moderate Growth Portfolio	Bloomberg U.S. Aggregate Bond
Ownership of Portfolio Shares by Portfolio Managers
The following table shows the dollar range of Portfolio shares beneficially owned by each Portfolio Manager as of March 31, 2022.
Portfolio	Adviser/Subadvisers	Portfolio Managers	Dollar Range of Equity Securities in the Portfolio Owned by the Portfolio Managers
Seasons Managed Allocation Portfolio	SunAmerica	Sheridan, Andrew Singh, Manisha Wu, Robert	None None None
SA American Century Inflation Protection Portfolio	American Century	Castillo, Miguel Gahagan, Robert V. Platz, James E. Tan, Charles	None None None None
SA Columbia Focused Value	Columbia	Rosen, Richard Taft, Richard	None None

Portfolio	Adviser/Subadvisers	Portfolio Managers	Dollar Range of Equity Securities in the Portfolio Owned by the Portfolio Managers
SA Multi-Managed Diversified Fixed Income	PineBridge	Hu, Peter Kelly, Michael J. Strube, Austin Vanden Assem, Robert Yovanovic, John	None None None None None
	Wellington Management	Burn, Robert D. Goodman, Campe Marvan, Joseph F.	None None None
Multi-Managed Portfolios– Small Cap Growth Component	JPMorgan	Hart, Phillip D. Choi, Wonseok Tse, Jonathan Gupta, Akash	None None None None
Multi-Managed Portfolios– Fixed Income Component	Wellington Management	Burn, Robert D. Goodman, Campe Marvan, Joseph F	None None None
Multi-Managed Portfolios– Growth Component	MSIM	Lynch, Dennis P. Chainani, Sam G. Yeung, Jason C. Nash, Armistead B. Cohen, David S. Norton, Alexander T.	None None None None None None
SA Multi-Managed International Equity	SunAmerica	Campion, Timothy Mauro, Elizabeth	None None
	SIMNA	Gautrey, James Webber, Simon	None None
	T. Rowe Price	Mills, Raymond A.	None
SA Multi-Managed Large Cap Growth	SunAmerica	Campion, Timothy Mauro, Elizabeth	None None
	GSAM	Barry, Steven M. Becker, Stephen E.	None None
	MSIM	Lynch, Dennis P. Chainani, Sam G. Yeung, Jason C. Nash, Armistead B. Cohen, David S. Norton, Alexander T.	None None None None None None
SA Multi-Managed Large Cap Value	SunAmerica	Campion, Timothy Mauro, Elizabeth	None None
	American Century	Davidson, Phillip N. Krenn, Adam Sundell, Phil Woglom, Brian	None None None None
	Wellington Management	Illfelder, Adam H.	None
SA Multi-Managed Mid Cap Growth	SunAmerica	Campion, Timothy Mauro, Elizabeth	None None
	T. Rowe Price	Peters, Donald J.	None
	Wellington Management	Mortimer, Stephen C.	None
SA Multi-Managed Mid Cap Value	SunAmerica	Campion, Timothy Mauro, Elizabeth	None None
	MFS	Offen, Richard Schmitz, Kevin J. Taylor, Brooks A.	None None None
	T. Rowe Price	DeAugustino, Vincent	None

Portfolio	Adviser/Subadvisers	Portfolio Managers	Dollar Range of Equity Securities in the Portfolio Owned by the Portfolio Managers
SA Multi-Managed Small Cap	SIMNA	Kaynor, Robert	None
	JPMorgan	Hart, Phillip D. Choi, Wonseok Tse, Jonathan L. Gupta, Akash	None None None None
	SunAmerica	Campion, Timothy Mauro, Elizabeth	None None
SA Putnam Asset Allocation Diversified Growth	Putnam	Fetch, James A. Schoen, Robert J. Goldstein, Brett S. Chan, Adrian H.	None None None None
SA T. Rowe Price Growth Stock	T. Rowe Price	Fath, Joseph B.	None
PERSONAL SECURITIES TRADING
The Trust and SunAmerica have adopted a written code of ethics (the “SunAmerica Code”) pursuant to Rule 17j-1 under the 1940 Act, which governs, among other things, the personal trading activities of certain access persons of the Portfolios. The SunAmerica Code is designed to detect and prevent conflicts of interests between the Portfolios and the personal trading activities of certain access persons. The SunAmerica Code has been filed as an exhibit to the registration statement of SAST and is incorporated herein by reference. SunAmerica reports violations of the SunAmerica Code to the Board of Trustees. Each of the Subadvisers has adopted a code of ethics. Such provisions may be more restrictive than the provisions set forth in the SunAmerica Code. Material violations of a Subadviser’s code of ethics by employees who provide direct services to a Portfolio or those that involve the subadvised Portfolio are reported to the Trust’s Board of Trustees.
RULE 12b-1 PLANS
The Board has adopted the Class 2 Plan and the Class 3 Plan pursuant to Rule 12b-1 under the 1940 Act. There is no Plan in effect for Class 1 shares. Reference is made to “Account Information—Service Fees” in the applicable Prospectus for certain information with respect to the Plans. The Class 2 Plan provides for service fees payable at the annual rate of 0.15% of the average daily net assets of such Class 2 shares. The Class 3 Plan provides for service fees payable at the annual rate of up to 0.25% of the average daily net assets of such Class 3 shares. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing service to contract holders of the Variable Contracts who are the indirect beneficial owners of the Portfolios’ Class 2 and 3 shares, respectively. It is possible that in any given year, the amount paid to certain financial intermediaries for such services could exceed the financial intermediaries’ costs as described herein.
Continuance of the Plans with respect to each Portfolio is subject to annual approval by vote of the Independent Trustees. A Plan may not be amended to increase materially the amount authorized to be spent thereunder with respect to a class of a Portfolio, without approval of the shareholders of the affected class of shares of the Portfolio. In addition, all material amendments to the Plans must be approved by the Trustees in the manner described above. A Plan may be terminated at any time with respect to a Portfolio without payment of any penalty by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the affected class of shares of the Portfolio. So long as the Plans are in effect, the election and nomination of the Independent Trustees of the Trust shall be committed to the discretion of the Independent Trustees. In the Trustees’ quarterly review of the Plans, they will consider the continued appropriateness of, and the level of, compensation provided in the Plans. In their consideration of the Plans with respect to a Portfolio, the Trustees must consider all factors they deem relevant, including information as to the benefits for the Portfolio and for the shareholders of the relevant class of the Portfolio.
Prior to July 29, 2016, shares of each Seasons Managed Allocation Portfolio were not subject to a Rule 12b-1 plan. However, the Seasons Managed Allocation Portfolios invested in Class 3 shares of the Underlying Portfolios, which are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of up to 0.25% of the average daily net assets of the Underlying Portfolios’ Class 3 shares. The Seasons Managed Allocation Portfolios were not eligible to purchase Class 1 shares of the Underlying Portfolios, which are not subject to Rule 12b-1 Plans. The service fees payable by the Class 3 shares of the Underlying Portfolios were used to pay for servicing to shareholders of the Seasons Managed Allocation Portfolios. Effective July 29, 2016, the Seasons Managed Allocation Portfolios adopted the Class 3 Plan and began investing in Class 1 shares of the Underlying Portfolios, which do not pay service fees.

Account Maintenance and Service Fees
The following table sets forth the account maintenance and service fees paid by each of the Portfolios in Class 2 and Class 3 for the fiscal year ended March 31, 2022.
	2022
Portfolio	Class 2	Class 3
SA American Century Inflation Protection Portfolio	—	$1,078,625
SA Allocation Balanced Portfolio	—	669,641
SA Allocation Growth Portfolio	—	942,318
SA Allocation Moderate Growth Portfolio	—	1,379,059
SA Allocation Moderate Portfolio	—	820,783
SA Columbia Focused Value Portfolio	$22,363	24,684
SA Multi-Managed Diversified Fixed Income Portfolio	28,542	26,375
SA Multi-Managed International Equity Portfolio	28,285	32,510
SA Multi-Managed Large Cap Growth Portfolio	58,536	51,489
SA Multi-Managed Large Cap Value Portfolio	36,542	29,837
SA Multi-Managed Mid Cap Growth Portfolio	39,762	39,955
SA Multi-Managed Mid Cap Value Portfolio	34,556	35,415
SA Multi-Managed Growth Portfolio	30,196	52,669
SA Multi-Managed Income Portfolio	36,368	35,186
SA Multi-Managed Income/Equity Portfolio	44,505	45,632
SA Multi-Managed Moderate Growth Portfolio	67,584	85,762
SA Multi-Managed Small Cap Portfolio	25,209	26,882
SA Putnam Asset Allocation Diversified Growth Portfolio	83,783	382,854
SA T. Rowe Price Growth Stock Portfolio	65,544	85,271
DIVIDENDS, DISTRIBUTIONS AND TAXES
Since the shares of the Portfolios are offered only in connection with the Variable Contracts, or certain other deferred tax arrangements, no discussion is set forth herein as to the U.S. federal income tax consequences at the shareholder level. For information concerning the U.S. federal income tax consequences to purchasers of the Variable Contracts, see the prospectus for such Variable Contracts. Purchasers of Variable Contracts should also consult their tax advisors regarding specific questions as to federal, state and local taxes.
Federal Taxes. The following is a summary of certain material U.S. federal income tax considerations regarding the purchase, ownership and disposition of shares of a Portfolio. This summary does not address all of the potential U.S. federal income tax consequences that may be applicable to a Portfolio or to all categories of investors, some of which may be subject to special tax rules. Current and prospective shareholders are urged to consult their own tax advisers with respect to the specific federal, state, local and foreign tax consequences of investing in a Portfolio. The summary is based on the laws in effect on the date of this SAI and existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect. Under the Code, each Portfolio is treated as a separate regulated investment company provided that the qualification requirements are met. To qualify as a regulated investment company, a Portfolio must, among other things, (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in “qualified publicly traded partnerships (“QPTPs”)” (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive at least 90% of their income from interest, dividends, capital gains, and other traditionally permitted regulated investment company income); and (b) diversify its holdings so that, at the end of each quarter of a Portfolio’s taxable year, (i) at least 50% of the market value of the Portfolio’s assets is represented by cash, securities of other regulated investment companies, U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Portfolio’s assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other regulated investment companies) of any one issuer, any two or more issuers of which 20% or more of the voting stock is held by the Portfolio and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses or in the securities of one or more QPTPs.
Certain of a Portfolio’s investments in MLPs may be considered QPTPs and, therefore, the extent to which a Portfolio may invest in MLPs is limited by the Portfolio’s intention to qualify as a regulated investment company. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a QPTPs. Portfolio investments in partnerships, including in QPTPs, may result in a Portfolio being subject to state, local or foreign income, franchise or withholding tax liabilities.
So long as a Portfolio qualifies as a regulated investment company, such Portfolio will not be subject to U.S. federal income tax on the net investment company taxable income or net capital gains distributed to shareholders as ordinary income dividends or capital gain dividends, provided that it satisfies a minimum distribution requirement. To satisfy the minimum distribution requirement, a Portfolio must distribute to its shareholders at least the sum of (i) 90% of its “investment company taxable income” (i.e., income other than its net realized long-term capital gain over its net realized short-term capital loss), plus or minus certain adjustments, and (ii) 90% of its net tax-exempt income for the taxable year. However, any taxable income or gain the Portfolio does not distribute will be subject to tax at regular corporate rates. Dividends from net investment income and capital gain distributions, if any, are paid annually. All distributions are reinvested in shares (of the same class) of the Portfolio at NAV unless the transfer agent is instructed otherwise.
A Portfolio may be able to cure a failure to derive at least 90% of its income from the sources specified above or a failure to diversify its holdings in the manner described above by paying a tax, by disposing of certain assets, or by doing both of these things.
If, in any taxable year, a Portfolio fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement and does not timely cure the failure, it will be taxed in the same manner as an ordinary corporation and distributions to its shareholders will not be deductible by the Portfolio in computing its taxable income. In addition, in the event of a failure to qualify, a Portfolio’s distributions, to the extent derived from the Portfolio’s current or accumulated earnings and profits, including any distributions of net long-term capital gains, will be taxable to shareholders as dividend income. Moreover, if a Portfolio fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. If a Portfolio fails to qualify as a regulated investment company for a period greater than two taxable years, the Portfolio may be required to recognize any net built-in gains with respect to certain of its assets (i.e., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the Portfolio had been liquidated) if it qualifies as a regulated investment company in a subsequent year.
Further, if a Portfolio should fail to qualify as a regulated investment company, such Portfolio would be considered as a single investment, which may result in Variable Contracts invested in that Portfolio not being treated as annuity, endowment or life insurance contracts under the Code. All income and gain inside the Variable Contracts would be taxed currently to the holders, and the contracts would remain subject to taxation as ordinary income thereafter, even if the Portfolio became adequately diversified.
Generally, a regulated investment company must timely distribute substantially all of its ordinary income and capital gains in accordance with a calendar year distribution requirement in order to avoid imposition of a non-deductible 4% excise tax. However, the excise tax generally does not apply to a regulated investment company whose only shareholders are certain tax-exempt trusts or segregated asset accounts of life insurance companies held in connection with Variable Contracts. In order to avoid imposition of the excise tax, each Portfolio intends to qualify for this exemption or to comply with the calendar year distribution requirement.
In addition, each Portfolio intends to comply with the diversification requirements of Section 817(h) of the Code, which relate to the tax-deferred status of the Separate Accounts. To comply with Treasury Department regulations promulgated under Section 817(h) of the Code, each Portfolio will be required to diversify its investments so that on the last day of each calendar quarter or within 30 days thereafter no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments and no more than 90% is represented by any four investments. Generally, all securities of the same issuer are treated as a single investment. For the purposes of Section 817(h), obligations of the U.S. Treasury and of each U.S. government agency or instrumentality are treated as securities of separate issuers. In certain circumstances, each Separate Account will “look-through” its investment in qualifying regulated investment companies , partnerships or trusts and include its pro rata share of the investment companies’ investments in determining if it satisfies the diversification rule of Section 817(h). An alternative asset diversification test may be satisfied under certain circumstances.
A Portfolio may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding Variable Contracts and to certain qualified pension and retirement plans; if a Portfolio were to sell its shares to other categories of shareholders, the Portfolio may fail to comply with applicable Treasury Department requirements regarding investor control. If a Portfolio should fail to comply with the diversification requirements of Section 817(h) or with the investor control requirements, the contract owner would be treated as the owner of the shares and the contracts invested in the Portfolio would not be treated as annuity, endowment or life insurance contracts under the Code. All income and gain earned in past years and currently inside the contracts would be taxed currently to the holders, and income and gain would remain subject to taxation as ordinary income thereafter.
A Portfolio may invest in debt securities issued at a discount or providing for deferred interest, which may result in income to the Portfolio equal, generally, to a portion of the excess of the stated redemption price at maturity of the securities over the issue price thereof (“original issue discount”) each year that the securities are held, even though the Portfolio receives no actual interest payments thereon. Original issue discount is treated as income earned by a Portfolio and, therefore, is subject to distribution requirements of the Code applicable to regulated investment companies. Since the original issue discount income earned by a Portfolio in a taxable year may not be represented by cash income, the Portfolio may have to dispose of securities, which it might otherwise have continued to hold, or borrow to generate cash in order to satisfy its distribution requirements. In addition, a Portfolio’s investment in foreign currencies or foreign currency denominated or referenced debt securities and contingent payment or inflation-indexed debt instruments also may accelerate the Portfolio’s recognition of taxable income in excess of cash generated by such investments.
Options, forward contracts, futures contracts and foreign currency transactions entered into by a Portfolio will be subject to special tax rules. These rules may accelerate income to a Portfolio, defer Portfolio losses, cause adjustments in the holding periods of Portfolio securities, convert capital gain into ordinary income, and/or convert short-term capital losses into long-term capital losses. As a result, these rules could affect the amount, timing and character of distributions by a Portfolio.
In certain situations, a Portfolio may, for a taxable year, defer all or a portion of its net capital loss (or if there is no net capital loss then any net long-term or short-term capital loss) realized after October and its late-year ordinary loss (defined as the sum of the excess of post-October foreign currency and PFIC losses over post-October foreign currency and PFIC gains plus the excess of post-December ordinary losses over post-December ordinary income) until the next taxable year in computing its investment company taxable income and net capital gain, which will defer the recognition of such realized losses. Such deferrals and other rules regarding gains and losses realized after October (or December) may affect the tax character of shareholder distributions.
Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time a Portfolio accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time such Portfolio actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses from sales of currencies or dispositions of debt securities or certain forward contracts, futures contracts, options or similar financial instruments denominated in a foreign currency or determined by reference to the value of one or several foreign currencies also are treated as ordinary income or loss to the extent attributable to fluctuations in exchange rates.
Portfolios may hold residual interests in REMICs. Certain types of income received by these Portfolios from REITs, REMICs, taxable mortgage pools or other investments may cause these Portfolios to designate some or all of their distributions as “excess inclusion income.” To shareholders of these Portfolios, such excess inclusion income may (1) constitute taxable income, as unrelated business taxable income; (2) not be offset by otherwise allowable deductions for tax purposes; (3) not be eligible for reduced U.S. withholding for non-U.S. shareholders even from tax treaty countries; and (4) cause these Portfolios to be subject to tax if certain “disqualified organizations” as defined by the Code are shareholders of the Portfolio.
Certain Portfolios may invest in MLPs. MLPs are generally treated as partnerships for U.S. federal income tax purposes. A change in current tax law, or a change in the business of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes and subject to corporate level tax on its income, and could reduce the amount of cash available for distribution by the MLP to its unit holders, such as a Portfolio. The cash distributed to a Portfolio from the MLPs is anticipated to exceed the MLPs’ taxable income in some years. As a Portfolio’s minimum distribution requirements are based upon taxable income, the Portfolio may not distribute to shareholders all or any of the cash received from MLP investments.
The Code includes special rules applicable to the listed non-equity options, regulated futures contracts, and options on futures contracts that a Portfolio may write, purchase or sell. Such options and contracts are classified as “Section 1256 contracts” under the Code. The character of gain or loss resulting from the sale, disposition, closing out, expiration or other termination of Section 1256 contracts, except forward foreign currency exchange contracts, is generally treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof (“60/40 gain or loss”). Such contracts, when held by a Portfolio at the end of a fiscal year, generally are required to be treated as sold at market value on the last day of such fiscal year for U.S. federal income tax purposes (“marked-to-market”). OTC options are not classified as Section 1256 contracts and are not subject to the marked-to-market rule or to 60/40 gain or loss treatment. Any gains or losses recognized by a Portfolio from transactions in OTC options written by a Portfolio generally constitute short-term capital gains or losses. Any gain or loss recognized by a Portfolio from transactions in OTC options purchased by such Portfolio generally has the same character as the property to which the option relates as in the hands of such Portfolio (or would have if acquired by the Portfolio). When call options written, or put options purchased, by a Portfolio are exercised, the gain or loss realized on the sale of the underlying securities may be either short-term or long-term, depending on the holding period of the securities. In determining the amount of such gain or loss, the sales proceeds are reduced by the premium paid for the OTC puts or increased by the premium received for OTC calls.
A substantial portion of each Portfolio’s transactions in options, futures contracts and options on futures contracts, particularly its hedging transactions, may constitute “straddles,” which are defined in the Code as offsetting positions with respect to personal property. A straddle in which at least one (but not all) of the positions is a Section 1256 contract would constitute a “mixed straddle” under the Code. The Code generally provides with respect to straddles (i) “loss deferral” rules that may postpone recognition for tax purposes of losses from certain closing purchase transactions or other dispositions of a position in the straddle to the extent of unrealized gains in the offsetting position, (ii) “wash sale” rules that may postpone recognition for tax purposes of losses where a position is sold and a new offsetting position is acquired within a prescribed period, (iii) “short sale” rules that may suspend the holding period of securities owned by a Portfolio when offsetting positions are established, which may convert certain losses from short-term to long-term, and (iv) “conversion transaction” rules that may treat all or a portion of the gain on a transaction as ordinary income rather than as capital gains. The Code provides that certain elections may be made for mixed straddles that can alter the character of the capital gain or loss recognized upon disposition of positions that form part of a straddle. Certain other elections also are provided in the Code; no determination has been reached to make any of these elections.
Code Section 1259 requires the recognition of gain if a Portfolio makes a “constructive sale” of an appreciated financial position (e.g., stock). A Portfolio generally will be considered to make a constructive sale of an appreciated financial position if it sells the same or substantially identical property short, enters into a futures or Forward Contract to deliver the same or substantially identical property, or enters into certain other similar transactions. Under the “wash sale” rule, losses incurred by a Portfolio on the sale of (or on a contract or option to sell) stock or securities are not deductible if, within a 61-day period beginning 30 days before and ending 30 days after the date of the sale, the Portfolio acquires or has entered into a contract or option to acquire stock or securities that are substantially identical. In such a case, the basis of the stock or securities acquired by the Portfolio will be adjusted to reflect the disallowed loss.
In general, gain or loss on a short sale, to the extent permitted, is recognized when a Portfolio closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. Gain or loss from a short sale is generally considered as capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in the Portfolio’s hands. Except with respect to certain situations where the property used by a Portfolio to close a short sale has a long-term holding period on the date of the short sale, special rules would generally treat the gains on short sales as short-term capital gains. These rules may also terminate the running of the holding period of “substantially identical property” held by a Portfolio. Moreover, a loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, “substantially identical property” has been held by a Portfolio for more than one year. In general, a Portfolio will not be permitted to deduct payments made to reimburse the lender of securities for dividends paid on borrowed stock if the short sale is closed on or before the 45th day after the short sale is entered into.
As a result of entering into swap contracts, a Portfolio may make or receive periodic net payments. A Portfolio may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if a Portfolio has been a party to the swap for more than one year). With respect to certain types of swaps, a Portfolio may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss.
A PFIC is a foreign corporation that, in general, meets either of the following tests: (a) at least 75% of its gross income is passive or (b) an average of at least 50% of its assets produce, or are held for the production of, passive income. If a Portfolio acquires and holds stock in a PFIC beyond the end of the year of its acquisition, the Portfolio will be subject to federal income tax on a portion of any “excess distribution” received on the stock or on any gain from disposition of the stock (collectively, the “PFIC income”), plus certain interest charges, even if the Portfolio distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Portfolio’s investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. A Portfolio may make a “mark-to-market” election with respect to any stock it holds of a PFIC, if such stock is marketable (as defined by the Code for purposes of such election). For these purposes, all stock in a PFIC that is owned directly or indirectly by a regulated investment company is treated as marketable stock. If the election is in effect at the end of the Portfolio’s taxable year, the Portfolio will recognize annually the amount of mark-to-market gains, if any, with respect to PFIC stock as ordinary income. The Portfolio will recognize ordinary loss on the marking to market of PFIC stock, only to the extent of mark-to-market gains recognized in prior years. Alternatively, a Portfolio may elect to treat any PFIC in which it invests as a “qualified electing fund,” in which case, in lieu of the foregoing tax and interest obligation, the Portfolio will be required to include in its income each year its pro rata share of the qualified electing fund’s annual ordinary earnings and net capital gain, even if they are not distributed to the Portfolio; those amounts would be subject to the distribution requirements applicable to the Portfolio described above. In order to make this election, a Portfolio would be required to obtain certain information from the PFIC, which, in many cases, may be difficult to do.
Income received by a Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Income tax treaties between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine in advance the effective rate of foreign tax to which a Portfolio will be subject, since the amount of the Portfolio’s assets to be invested in various countries is not known and is expected to vary. Shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local and foreign taxes.
The Portfolios that receive dividend income from U.S. sources will annually report certain amounts of their dividends paid as eligible for the dividends received deduction, and the Portfolios incurring foreign taxes will elect to pass-through allowable foreign tax credits. These reports and elections will benefit the Life Companies, in potentially material amounts, and will not beneficially or adversely affect you or the Portfolios. The benefits to the Life Companies will not be passed to you or the Portfolios.
For the fiscal year ended March 31, 2022, the Portfolios had the following capital loss carry-forwards:
Portfolio	ST	LT
SA Allocation Balanced Portfolio	—	—
SA Allocation Growth Portfolio	—	—
SA Allocation Moderate Growth Portfolio	—	—
SA Allocation Moderate Portfolio	—	—
SA Putnam Asset Allocation Diversified Growth Porfolio	—	—
SA Multi-Managed Diversified Fixed Income Portfolio	$2,250,142	$1,827,689
SA Multi-Manged International Equity Portfolio	—	—
SA Mult- Managed Large Cap Growth Portfolio	—	—
SA Multi-Managed Large Cap Value Portfolio	—	—
SA Multi- Managed Mid Cap Growth Portfolio	—	—
SA Multi-Managed Mid Cap Value Portfolio	—	—
SA Multi-Managed Growth Portfolio	—	—
SA Multi-Managed Income Portfolio	—	—
SA Multi-Managed Income/Equity Portfolio	—	—
SA Multi-Managed Moderate Growth Portfolio	—	—
SA American Century Inflation Protection Portfolio	—	—
SA Columbia Focused Value Portfolio	—	—
SA Multi-Managed Small Cap Portfolio	—	—
SA T. Rowe Price Growth Stock Portfolio	—	—
Capital loss carry-forwards are not subject to expiration and retain their character as either short-term or long-term. The utilization of such losses may be subject to annual limitations under the Code. In the event that a Portfolio were to experience an ownership change as defined under the Code, such Portfolio’s capital loss carry-forwards, if any, may be subject to limitation.
SHARES OF THE TRUST
The Trust is organized as a Massachusetts business trust. A Massachusetts business trust is a voluntary association with transferable shares that is established under and governed by its declaration of trust. Each of the Portfolios offers Class 1, Class 2 and/or Class 3 shares.
Some of the more significant provisions of the Trust’s Declaration are described below.
Shareholder Voting
The Declaration provides for shareholder voting as required by the 1940 Act or other applicable laws but otherwise permits, consistent with Massachusetts law, actions by the Trustees without seeking the consent of shareholders. The Trustees may, without shareholder approval, amend the Declaration or authorize the merger or consolidation of the Trust into another trust or entity, reorganize the Trust or any Portfolio or class into another trust or entity or a series or class of another entity, sell all or substantially all of the assets of the Trust or any Portfolio or class to another entity, or a series or class of another entity, or terminate the Trust or any Portfolio or class. These provisions would permit a Portfolio to pursue its investment program through one or more subsidiary vehicles or to operate in a master-feeder or fund-of-funds structure.
The Trust is not required to hold an annual meeting of shareholders, but the Trust will call special meetings of shareholders whenever required by the 1940 Act or by the terms of the Declaration. The Trust’s By-laws provide that a shareholder meeting will be called upon the written request of the shareholders holding shares representing, in the aggregate, not less than one-third of the outstanding shares, subject to certain conditions, including the payment of certain expenses.
All shareholders of record of all Portfolios and classes of the Trust vote together, except where required by the 1940 Act to vote separately by Portfolio or by class, or when the Trustees have determined that a matter affects only the interests of one or more Portfolios or classes of shares.
Election and Removal of Trustees
The Declaration provides that the Trustees may establish the number of Trustees, and that vacancies on the Board may be filled by the remaining Trustees, except when election of Trustees by the shareholders is required under the 1940 Act. Trustees are then elected by a plurality of votes cast by shareholders at a meeting at which a quorum is present. The Declaration also provides that a mandatory retirement age may be set by action of the Trustees and that Trustees may be removed, with or without cause, by a vote of shareholders holding two-thirds of the voting power of the Trust, or by a vote of two-thirds of the remaining Trustees. The provisions of the Declaration relating to the election and removal of Trustees may not be amended without the approval of two-thirds of the Trustees then in office.
Amendments to the Declaration
The Trustees are authorized to amend the Declaration without the vote of shareholders, but no amendment may be made that impairs the exemption from personal liability granted in the Declaration to persons who are or have been shareholders, Trustees, officers or employees of the Trust or that limits the rights to indemnification, advancement of expenses or insurance provided in the Declaration with respect to actions or omissions of persons entitled to indemnification, advancement of expenses or insurance under the Declaration prior to the amendment.
Issuance and Redemption of Shares
The Trust may issue an unlimited number of shares for such consideration and on such terms as the Trustees may determine. Shareholders are not entitled to any appraisal, preemptive, conversion, exchange or similar rights, except as the Trustees may determine. The Trust may involuntarily redeem a shareholder’s shares upon certain conditions as may be determined by the Trustees, including, for example, if the shareholder fails to provide the Trust with identification required by law, or if the Trust is unable to verify the information received from the shareholder. Additionally, as discussed below, shares may be redeemed in connection with the closing of small accounts.
Disclosure of Shareholder Holdings
The Declaration specifically requires shareholders, upon demand, to disclose to the Trust information with respect to the direct and indirect ownership of shares in order to comply with various laws or regulations, and the Trust may disclose such ownership if required by law or regulation, or as the Trustees otherwise decide.
Small Accounts
The Declaration provides that the Trust may close out a shareholder’s account by redeeming all of the shares in the account if the account falls below a minimum account size (which may vary by class) that may be set by the Trustees from time to time. Alternately, the Declaration permits the Trust to assess a fee for small accounts (which may vary by class) and redeem shares in the account to cover such fees, or convert the shares into another share class that is geared to smaller accounts.
Portfolios and Classes
The Declaration provides that the Trustees may establish Portfolios and classes in addition to those currently established and to determine the rights and preferences, limitations and restrictions, including qualifications for ownership, conversion and exchange features, minimum purchase and account size, expenses and charges, and other features of the Portfolios and classes. The Trustees may change any of those features, terminate any Portfolio or class, combine Portfolios with other Portfolios in the Trust, combine one or more classes of a Portfolio with another class in that Portfolio or convert the shares of one class into shares of another class.
Each share of a Portfolio, as a series of the Trust, represents an interest in the Portfolio only and not in the assets of any other series of the Trust.
Shareholder, Trustee and Officer Liability
Under Massachusetts law, shareholders of the Trust could, under certain circumstances, be held personally liable for the Trust’s obligations. The Declaration, however, provides that shareholders are not personally liable for the obligations of the Trust and requires the Trust to indemnify a shareholder against any loss or expense arising from any such liability. The Trust will assume the defense of any claim against a shareholder for personal liability at the request of the shareholder.
The Declaration further provides that a Trustee acting in his or her capacity as a Trustee is not personally liable to any person, other than the Trust or its shareholders, in connection with the affairs of the Trust, and that a Trustee, officer or employee is liable to the Trust and its shareholders only for his or her bad faith, willful misconduct/willful misfeasance, gross negligence or reckless disregard of his duties. The Declaration also provides that Trustees and officers are not liable for errors of judgment or mistakes of fact or law.
The Declaration requires the Trust to indemnify any persons who are or who have been Trustees, officers or employees of the Trust for any liability for actions or failure to act except to the extent prohibited by applicable federal law. The Declaration also provides for the advancement of expenses, subject to certain conditions and undertakings, in connection with any such claims, actions, suits or proceedings (including investigations, regulatory inquiries, proceedings or any other occurrence of a similar nature, whether actual or threatened). In making any determination as to whether any person is entitled to the advancement of expenses or indemnification, such person is entitled to a rebuttable presumption that he or she did not engage in conduct for which indemnification is not available. Any Trustee who serves as chair of the board or of a committee of the board, lead independent Trustee, or audit committee financial expert, or in any other similar capacity, will not be subject to any greater standard of care or liability because of such position. The provisions of the Declaration with respect to indemnification of covered persons do not affect any rights under any contract such persons might have with respect to indemnification by the Trust.
Derivative Actions
The Declaration provides a detailed process for the bringing of derivative actions by shareholders in order to permit legitimate inquiries and claims while avoiding the time, expense, distraction, and other harm that can be caused to the Trust or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing an action, a shareholder must first make a demand on the Trustees. The Declaration details information, certifications, undertakings and acknowledgements that must be included in the demand. The Trustees are not required to consider a demand that is not submitted in accordance with the requirements contained in the Declaration. The Declaration also requires that, in order to bring a derivative action, the complaining shareholder must be joined in the action by shareholders owning, at the time of the alleged wrongdoing, at the time of demand, and at the time the action is commenced, shares representing at least 5% of the voting power of the affected Portfolio.
The Trustees have a period of 90 days, which may be extended by an additional 60 days, to consider the demand. If a majority of the Trustees who are considered independent for the purposes of considering the demand determine that a suit should be maintained, then the Trust will commence the suit and the suit will proceed directly and not derivatively. If a majority of the Independent Trustees determine that maintaining the suit would not be in the best interests of the Portfolio, the Trustees are required to reject the demand and the complaining shareholders may not proceed with the derivative action unless the shareholders are able to sustain the burden of proof to a court that the decision of the Trustees not to pursue the requested action was not a good-faith exercise of their business judgment on behalf of the Trust. Trustees are not considered to have a personal financial interest in an action by virtue of being compensated for their services as board members of the Trust or of affiliated funds, or by virtue of the amount of their remuneration.
If a demand is rejected, the complaining shareholder will be responsible for the costs and expenses (including attorneys’ fees) incurred by the Trust in connection with the consideration of the demand, if, in the judgment of the independent Trustees, the demand was made without reasonable cause or for an improper purpose. If a derivative action is brought in violation of the Declaration, the shareholders bringing the action may be responsible for the Trust’s costs, including attorneys’ fees.
The Declaration further provides that the Trust shall be responsible for payment of attorneys’ fees and legal expenses incurred by a complaining shareholder only if required by law, and any attorneys’ fees that the Trust is obligated to pay shall be calculated using reasonable hourly rates.

The Declaration requires that any action commenced by a shareholder be brought in the U.S. District Court for the District of Massachusetts or, if that is not a proper forum, then such action must be brought in the Business Litigation Session of Suffolk Superior Court in Massachusetts. In addition, trial by jury is waived to the fullest extent permitted by law.
The classes of shares of a given Portfolio are identical in all respects, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 and Class 3 shares are subject to service fees; and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 Plan adopted with respect to Class 2 and Class 3 shares.
Shares of the Trust are owned through the Life Companies’ separate accounts, through SDAP and SDSP of SAST, and through the Seasons Managed Allocation Portfolios of the Trust.* As of June 30, 2022, the ownership of the Trust’s shares is as follows:
	AGL	USL	VALIC	SDAP	SDSP	Seasons Managed Allocation
SA Allocation Balanced Portfolio (Class 1)	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA Allocation Balanced Portfolio (Class 3)	90.52%	8.03%	1.45%	0.00%	0.00%	0.00%
SA Allocation Growth Portfolio (Class 1)	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA Allocation Growth Portfolio (Class 3)	91.21%	6.73%	2.06%	0.00%	0.00%	0.00%
SA Allocation Moderate Growth Portfolio (Class 1)	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA Allocation Moderate Growth Portfolio (Class 3)	91.80%	7.07%	1.13%	0.00%	0.00%	0.00%
SA Allocation Moderate Portfolio (Class 1)	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA Allocation Moderate Portfolio (Class 3)	90.20%	7.40%	2.40%	0.00%	0.00%	0.00%
SA American Century Inflation Protection Portfolio (Class 1)	0.06%	0.00%	0.00%	64.26%	27.97%	7.71%
SA American Century Inflation Protection Portfolio (Class 3)	93.09%	5.62%	1.29%	0.00%	0.00%	0.00%
SA Columbia Focused Value Portfolio (Class 1)	0.00%	0.00%	0.00%	63.09%	29.10%	7.81%
SA Columbia Focused Value Portfolio (Class 2)	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA Columbia Focused Value Portfolio (Class 3)	96.58%	3.42%	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Diversified Fixed Income Portfolio (Class 1)	0.19%	0.00%	0.00%	62.16%	21.57%	16.08%
SA Multi-Managed Diversified Fixed Income Portfolio (Class 2)	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Diversified Fixed Income Portfolio (Class 3)	94.78%	5.22%	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Growth Portfolio (Class 1)	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Growth Portfolio (Class 2)	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Growth Portfolio (Class 3)	95.26%	4.74%	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Income Portfolio (Class 1)	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Income Portfolio (Class 2)	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Income Portfolio (Class 3)	97.24%	2.76%	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Income/Equity Portfolio (Class 1)	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Income/Equity Portfolio (Class 2)	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Income/Equity Portfolio (Class 3)	98.38%	1.62%	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed International Equity Portfolio (Class 1)	0.29%	0.00%	0.00%	51.38%	29.43%	18.90%
SA Multi-Managed International Equity Portfolio (Class 2)	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed International Equity Portfolio (Class 3)	94.57%	5.43%	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Large Cap Growth Portfolio (Class 1)	1.19%	0.00%	0.00%	41.94%	44.03%	12.84%
SA Multi-Managed Large Cap Growth Portfolio (Class 2)	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Large Cap Growth Portfolio (Class 3)	97.69%	2.31%	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Large Cap Value Portfolio (Class 1)	0.56%	0.00%	0.00%	46.98%	43.34%	9.12%
SA Multi-Managed Large Cap Value Portfolio (Class 2)	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Large Cap Value Portfolio (Class 3)	97.99%	2.01%	0.00%	0.00%	0.00%	0.00%

	AGL	USL	VALIC	SDAP	SDSP	Seasons Managed Allocation
SA Multi-Managed Mid Cap Growth Portfolio (Class 1)	1.87%	0.00%	0.00%	47.70%	45.51%	4.92%
SA Multi-Managed Mid Cap Growth Portfolio (Class 2)	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Mid Cap Growth Portfolio (Class 3)	95.03%	4.97%	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Mid Cap Value Portfolio (Class 1)	1.50%	0.00%	0.00%	63.32%	27.08%	8.10%
SA Multi-Managed Mid Cap Value Portfolio (Class 2)	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Mid Cap Value Portfolio (Class 3)	97.93%	2.07%	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Moderate Growth Portfolio (Class 1)	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Moderate Growth Portfolio (Class 2)	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Moderate Growth Portfolio (Class 3)	98.33%	1.67%	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Small Cap Portfolio (Class 1)	0.74%	0.00%	0.00%	37.75%	53.75%	7.76%
SA Multi-Managed Small Cap Portfolio (Class 2)	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Small Cap Portfolio (Class 3)	96.05%	3.95%	0.00%	0.00%	0.00%	0.00%
SA Putnam Asset Allocation: Diversified Growth Portfolio (Class 1)	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA Putnam Asset Allocation: Diversified Growth Portfolio (Class 2)	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA Putnam Asset Allocation: Diversified Growth Portfolio (Class 3)	90.37%	7.06%	2.57%	0.00%	0.00%	0.00%
SA T. Rowe Price Growth Stock Portfolio (Class 1)	0.00%	0.00%	0.00%	85.15%	8.33%	6.52%
SA T. Rowe Price Growth Stock Portfolio (Class 2)	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA T. Rowe Price Growth Stock Portfolio (Class 3)	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%

*
The portfolios may be investment options for SDAP, SDSP and for the Seasons Managed Allocation Portfolios for which SunAmerica serves as investment adviser that are managed as “funds of funds.”
AGL’s address is 2727-A Allen Parkway, Houston, Texas 77019. USL’s address is One World Financial Center, 200 Liberty Street, New York, New York 10281. SDAP and SDSP are each a series of the SAST and their address is 21650 Oxnard Street, 10th Floor, Woodland Hills, California 91367. The Allocation Portfolios, each a series of the Trust, consist of SA Allocation Balanced Portfolio, SA Allocation Growth Portfolio, SA Allocation Moderate Growth Portfolio and SA Allocation Moderate Portfolio and their address is 21650 Oxnard Street, 10th Floor,Woodland Hills, California 91367.
PORTFOLIO TURNOVER
A Portfolio may purchase and sell securities whenever necessary to seek to accomplish its investment objective. Portfolio turnover generally involves some expense to a Portfolio and its shareholders, including brokerage commissions and other transaction costs on the purchase and sale of securities and reinvestment in other securities. A Portfolio’s turnover rate would equal 100% if each security in the Portfolio was replaced once per year.
American Century assumed subadvisory responsibility for the SA American Century Inflation Protection Portfolio on February 22, 2022. During the transition, the Portfolio experienced an increase of approximately 66% in turnover.
PRICE OF SHARES
Shares of the Trust are currently offered only to the Separate Accounts of the Life Companies. The Trust is open for business on any day the New York Stock Exchange (“NYSE”) is open for regular trading. Shares of each Portfolio are valued at least daily as of the close of regular trading on the NYSE (generally 4:00 p.m., Eastern Time). Each Portfolio calculates the NAV of each class of its shares by dividing the total value of each class’s net assets by the number of shares outstanding. The NAV for each Portfolio also may be calculated on any other day in which there is sufficient liquidity in the securities held by the Portfolio. The days and times of such computation may, in the future, be changed by the Trustees in the event that the portfolio securities are traded in significant amounts in markets other than the NYSE, or on days or at times other than those during which the NYSE is open for trading.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.
As of the close of regular trading on the NYSE, securities traded primarily on exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a Portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities and foreign equity futures contracts, a Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.
Futures contracts traded on national exchanges are valued at the quoted daily settlement price established by the exchange on which they trade as reported by a Board-approved pricing service. Option contracts traded on national exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange for which they are traded. Option contracts traded OTC are valued at the mid-valuation provided by a Board-approved pricing service. Swaptions and other option derivatives (i.e., straddle options) are valued at a mid-valuation provided by a Board-approved pricing service. Swap contracts traded on national exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid-valuation provided by a Board-approved pricing service. Swap contracts traded over the counter will be valued at a mid-valuation provided by a Board-approved pricing service. Forward Contracts are valued at the 4:00 p.m. Eastern Time forward rate.
Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board approved pricing service. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.
Senior floating rate loans are valued at the average of available bids in the market for such loans, as provided by a Board-approved pricing service.
Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market.
The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds. Each business day, the Portfolios’ NAVs are transmitted electronically to insurance companies that use the Portfolios as underlying investment options for Variable Contracts.

EXECUTION OF PORTFOLIO TRANSACTIONS AND BROKERAGE
As discussed in the Prospectus, the Adviser or a Subadviser is responsible for decisions to buy and sell securities for each respective Portfolio, selection of broker-dealers and negotiation of commission rates. Orders may be directed to any broker-dealer including, to the extent and in the manner permitted by applicable law, an affiliated brokerage subsidiary of SunAmerica.
It is the policy of the Trust, in effecting transactions in portfolio securities, to seek the best execution at the most favorable prices. The determination of what may constitute best execution involves a number of considerations, including, without limitation: the economic result to the Portfolio (involving both price paid or received and any commissions and other costs); the value of the expected contribution of the broker through brokerage and research services to the investment performance of the Portfolio and other clients of the Adviser or a Subadviser through client commission benefits, as discussed below; the timeliness and efficiency with which the transaction is effected where a large block is involved; the availability of the broker to stand ready to execute potentially difficult transactions; and the financial strength, reliability, integrity, operational capabilities and stability of the broker. Such considerations are judgmental and are considered in determining the overall reasonableness of brokerage commissions paid. Sales of Portfolio shares are not considered in the selection of a broker to execute transactions in portfolio securities for a Portfolio.
A factor in the selection of brokers is the receipt of research services—analyses and reports concerning markets, issuers, industries, securities, economic factors and trends—and other statistical and factual information. Research services may come in the form of research reports via electronic delivery or print, oral discussions and personal meetings with securities analysts, corporate and industry spokespersons, and access to various computer-generated data. Research and other statistical and factual information provided by brokers is considered to be in addition to and not in lieu of services required to be performed by the Adviser or a Subadviser.
The Adviser or a Subadviser may cause a Portfolio to pay broker-dealers commissions that exceed what other broker-dealers may have charged for executing the same transaction, if in its view the greater commission is reasonable in relation to the value of the brokerage and/or research services provided by the broker-dealer to the Adviser or a Subadviser viewed in terms of either that particular transaction or the overall responsibilities of the Adviser or a Subadviser. No specific value can be determined for research services furnished without cost to the Adviser or a Subadviser by a broker. The Adviser or a Subadviser is of the opinion that because the material must be analyzed and reviewed by its staff, its receipt does not tend to reduce expenses, but may be beneficial in supplementing the Adviser or a Subadviser’s research and analysis. However, to the extent that research services of value are provided by broker-dealers with or through whom the Adviser or a Subadviser places the Portfolio’s portfolio transactions, the Adviser or a Subadviser may be relieved of expenses it might otherwise bear. The Adviser or a Subadviser does not seek to allocate to any particular client account the relative costs or benefits of research services received from a broker-dealer. Rather, the Adviser or a Subadviser believes that any research services received from a broker-dealer are, in the aggregate, of assistance to the Adviser or a Subadviser in fulfilling its overall responsibilities to its clients. Therefore, it may tend to benefit the Portfolios by improving the quality of the Adviser’s or a Subadviser’s investment advice. Accordingly, research services furnished by broker-dealers may be used in servicing some or all client accounts and not all services may be used in connection with the Portfolio or account that paid commissions to the broker-dealer providing such services. As discussed below, certain transactions do not generate brokerage commissions and therefore client accounts that trade in such assets, including a Portfolio, may benefit from, or be “cross-subsidized” by, research services received by the Adviser or a Subadviser through accounts that pay brokerage commissions. The investment advisory fees paid by a Portfolio are not reduced because the Adviser or a Subadviser receives such services. When making purchases of underwritten issues with fixed underwriting fees, the Adviser or a Subadviser may designate the use of broker-dealers who have agreed to provide the Adviser or a Subadviser with certain statistical, research and other information.
Also, subject to best price and execution and consistent with applicable securities laws and regulations, the Board may instruct the Adviser or a Subadviser to direct brokerage to certain broker-dealers under an agreement whereby these broker-dealers would pay designated Portfolio expenses, including, for example, custody expenses. The brokerage of one Portfolio will not be used to help pay the expenses of any other AIG mutual fund. SunAmerica will continue to waive its fees or reimburse expenses for any Portfolio for which it has agreed to do so. All expenses paid through expense offset arrangements resulting in broker commission recapture will be over and above such waivers and/or reimbursements, so that SunAmerica will not receive any direct or indirect economic benefit from the directed brokerage arrangements.
A directed brokerage agreement includes those arrangements under which products or services (other than execution of securities transactions), expense reimbursements, or commissions are recaptured for a client from or through a broker-dealer, in exchange for directing the client’s brokerage transactions to that broker-dealer. The Board has determined that certain directed brokerage arrangements are in the best interest of each Portfolio and its shareholders and, therefore, has conveyed the information to the Adviser or a Subadviser. A Portfolio may participate in directed brokerage agreements, provided the portfolio manager can still obtain the best price and execution for trades. Thus, a Portfolio may benefit from the products or services or recaptured commissions obtained through the directed brokerage arrangement, although there may be other transaction costs, greater spreads, or less favorable net prices on transactions. As long as the trader executing the transaction for a Portfolio indicates that this is a directed brokerage transaction, the Portfolio will get a percentage of commissions paid on either domestic trades or international trades credited back to the Portfolio. These credits are in hard dollars and could be used to offset the Portfolio’s custody expenses or to pay other Portfolio expenses (excluding expenses payable to affiliates). By entering into a directed brokerage arrangement, a Portfolio can reduce expenses reported to shareholders in its statement of operations, fee table and expense ratio and can increase its reported yield. To the extent SunAmerica or any “affiliated person,” as that term is defined by the 1940 Act, has agreed to waive or reimburse any amounts otherwise payable to them by a Portfolio or reimburse the Portfolio’s expenses (collectively “Expense Waivers”), any amount of commissions used to pay operating expenses of a Portfolio shall not reduce amounts of expenses borne by SunAmerica or its affiliate under such Expense Waivers, but shall instead be used solely to reduce expenses borne to the Portfolio to a lower level than the Portfolio would have borne after giving full effect to the Expense Waivers.
Although the objectives of other accounts or investment companies that the Adviser or a Subadviser manages may differ from those of the Portfolio, it is possible that, at times, identical securities will be acceptable for purchase by a Portfolio and one or more other accounts or investment companies that the Adviser or a Subadviser manages. However, the position of each account or company in the securities of the same issuer may vary with the length of time that each account or company may choose to hold its investment in those securities. The timing and amount of purchase by each account and company will also be determined by its cash position. If the purchase or sale of a security is consistent with the investment policies of a Portfolio and one or more of these other accounts or companies is considered at or about the same time, transactions in such securities will be allocated in a manner deemed equitable by the Adviser or a Subadviser. The Adviser or a Subadviser may combine such transactions, in accordance with applicable laws and regulations, where the size of the transaction would enable it to negotiate a better price or reduced commission. However, simultaneous transactions could adversely affect the ability of a Portfolio to obtain or dispose of the full amount of a security that it seeks to purchase or sell, or the price at which such security can be purchased or sold.
Certain transactions in portfolio securities may be principal transactions with issuers and dealers at net prices which entail no brokerage commissions, while other transactions such as those on a national securities exchange are on an agency basis. When a Portfolio purchases or sells securities or financial futures on an exchange, it pays a commission to any broker or futures commission merchant executing the transaction. When a Portfolio purchases securities from a market-maker, it pays no commission but the price includes a “spread” or “mark-up” (between the bid and asked price) earned by the market-making dealer on the transaction. In the OTC market, securities are generally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission (although the price of the security usually includes a profit to the dealer). In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.
The Adviser or a Subadviser may effect portfolio transactions through an affiliated broker-dealer, if applicable, acting as an agent and not as principal, in accordance with Rule 17e-1 under the 1940 Act and other applicable securities laws. The Trust has obtained an exemptive order from the SEC, permitting the Trust in certain circumstances to deal with securities dealers (that may be deemed to be affiliated persons of affiliated persons of the Trust solely because of a subadvisory relationship with one or more Portfolios) as a principal in purchases and sales of certain securities, and to pay commissions, fees or other remuneration to such securities dealers in connection with the sale of securities to or by any of the Portfolios on a securities exchange without complying with certain of the requirements of Rule 17e-1 under the 1940 Act.
Commission Recapture Program. The Trust has established a commission recapture program. The Board believes that a commission recapture program is in the best interest of each Portfolio and its shareholders. A commission recapture program includes those arrangements under which products or services (other than execution of securities transactions) or commissions are recaptured for a client from or through a broker-dealer, in exchange for directing the client’s brokerage transactions to that broker-dealer who commits to returning a portion of its commission to the respective Portfolio. A Portfolio may participate in a commission recapture program, provided the Portfolio Manager(s) can obtain the best price and execution for trades. Thus, a Portfolio may benefit from the products or services or recaptured commissions obtained through the commission recapture program, although there may be other transaction costs, greater spreads, or less favorable net prices on transactions. As long as the trader executing the transaction for a Portfolio indicates that this is a commission recapture transaction, the Portfolio will get a percentage of commissions paid on either domestic trades or international trades credited back to the Portfolio. The brokerage of one Portfolio will not be used to help pay the expenses, or otherwise recaptured for the benefit, of any other Portfolio. SunAmerica will continue to waive its fees or reimburse expenses for any Portfolio for which it has agreed to do so. All expenses paid through the commission recapture program will be over and above such waivers and/or reimbursements, so that SunAmerica will not receive any direct or indirect economic benefit from the commission recapture program.

The following table reflects the commission recapture activity for the fiscal year ended March 31, 2022.
2022
PORTFOLIO	Amount ($)	% of Net Assets
SA American Century Inflation Protection Portfolio	—	—
SA Allocation Balanced Portfolio	—	—
SA Allocation Growth Portfolio	—	—
SA Allocation Moderate Growth Portfolio	—	—
SA Allocation Moderate Portfolio	—	—
SA Columbia Focused Value Portfolio	$4,805	0.00%
SA Multi-Managed Large Cap Growth Portfolio	—	—
SA Multi-Managed Mid Cap Growth Portfolio	468	0.00%
SA Multi-Managed Diversified Fixed Income Portfolio	—	—
SA Multi-Managed Growth Portfolio	1,246	0.00%
SA Multi-Managed Income Portfolio	—	—
SA Multi-Managed Income/Equity Portfolio	—	—
SA Multi-Managed Large Cap Value Portfolio	102	0.00%
SA Multi-Managed Mid Cap Value Portfolio	—	—
SA Multi-Managed Moderate Growth Portfolio	1,637	0.00%
SA Multi-Managed Small Cap Portfolio	6,782	0.00%
SA Multi-Managed International Equity Portfolio	—	—
SA Putnam Asset Allocation Diversified Growth Portfolio	—	—
SA T. Rowe Price Growth Stock Portfolio	—	—

Brokerage Commissions
The following tables set forth the brokerage commissions paid by the Portfolios and the amounts of the brokerage commissions paid to affiliated broker-dealers of such Portfolios for the past three fiscal years.
2022 BROKERAGE COMMISSIONS
Portfolio	Aggregate Brokerage Commissions	Amount Paid to Affiliated Broker-Dealers	Percentage of Commissions Paid to Affiliated Broker-Dealers	Percentage of Amount of Transactions Involving Payment of Commissions to Affiliated Broker-Dealers
SA Allocation Balanced Portfolio	—	—	—	—
SA Allocation Growth Portfolio	—	—	—	—
SA Allocation Moderate Growth Portfolio	—	—	—	—
SA Allocation Moderate Portfolio	—	—	—	—
SA American Century Inflation Protection Portfolio	$204,872	—	—	—
SA Columbia Focused Value Portfolio	85,528	—	—	—
SA Multi-Managed Large Cap Growth Portfolio	60,163	—	—	—
SA Multi-Managed Mid Cap Growth Portfolio	47,073	—	—	—
SA Multi-Managed Diversified Fixed Income Portfolio	39,258	—	—	—
SA Multi-Managed Growth Portfolio	18,205	—	—	—
SA Multi-Managed Income Portfolio	4,133	—	—	—
SA Multi-Managed Income/Equity Portfolio	6,193	—	—	—
SA Multi-Managed Large Cap Value Portfolio	102,155	—	—	—
SA Multi-Managed Mid Cap Value Portfolio	45,180	—	—	—
SA Multi-Managed Moderate Growth Portfolio	27,148	—	—	—
SA Multi-Managed Small Cap Portfolio	159,022	—	—	—
SA Multi-Managed International Equity Portfolio	54,177	—	—	—
SA Putnam Asset Allocation Diversified Growth Portfolio	125,033	—	—	—
SA T. Rowe Price Growth Stock Portfolio	32,421	—	—	—

2021 BROKERAGE COMMISSIONS
Portfolio	Aggregate Brokerage Commissions	Amount Paid to Affiliated Broker-Dealers	Percentage of Commissions Paid to Affiliated Broker-Dealers	Percentage of Amount of Transactions Involving Payment of Commissions to Affiliated Broker-Dealers
SA Allocation Balanced Portfolio	—	—	—	—
SA Allocation Growth Portfolio	—	—	—	—
SA Allocation Moderate Growth Portfolio	—	—	—	—
SA Allocation Moderate Portfolio	—	—	—	—
SA American Century Inflation Protection Portfolio	$21,569	—	—	—
SA Columbia Focused Value Portfolio	145,521	—	—	—
SA Multi-Managed Large Cap Growth Portfolio	83,592	—	—	—
SA Multi-Managed Mid Cap Growth Portfolio	60,734	—	—	—
SA Multi-Managed Diversified Fixed Income Portfolio	25,023	—	—	—
SA Multi-Managed Growth Portfolio	21,356	—	—	—
SA Multi-Managed Income Portfolio	3,394	—	—	—
SA Multi-Managed Income/Equity Portfolio	5,573	—	—	—
SA Multi-Managed Large Cap Value Portfolio	116,106	—	—	—
SA Multi-Managed Mid Cap Value Portfolio	57,296	—	—	—
SA Multi-Managed Moderate Growth Portfolio	32,567	—	—	—
SA Multi-Managed Small Cap Portfolio	180,132	—	—	—
SA Multi-Managed International Equity Portfolio	71,238	—	—	—
SA Putnam Asset Allocation Diversified Growth Portfolio	81,851	—	—	—
SA T. Rowe Price Growth Stock Portfolio	49,411	—	—	—

2020 BROKERAGE COMMISSIONS
Portfolio	Aggregate Brokerage Commissions	Amount Paid to Affiliated Broker-Dealers	Percentage of Commissions Paid to Affiliated Broker-Dealers	Percentage of Amount of Transactions Involving Payment of Commissions to Affiliated Broker-Dealers
SA Allocation Balanced Portfolio	$—	$—	—	—
SA Allocation Growth Portfolio	—	—	—	—
SA Allocation Moderate Growth Portfolio	—	—	—	—
SA Allocation Moderate Portfolio	—	—	—	—
SA American Century Inflation Protection Portfolio	24,701	—	—	—
SA Columbia Focused Value Portfolio	54,540	—	—	—
SA Multi-Managed Large Cap Growth Portfolio	105,363	—	—	—
SA Multi-Managed Mid Cap Growth Portfolio	52,980	—	—	—
SA Multi-Managed Diversified Fixed Income Portfolio	24,601	—	—	—
SA Multi-Managed Growth Portfolio	21,197	—	—	—
SA Multi-Managed Income Portfolio	4,812	—	—	—
SA Multi-Managed Income/Equity Portfolio	8,788	—	—	—
SA Multi-Managed Large Cap Value Portfolio	213,412	—	—	—
SA Multi-Managed Mid Cap Value Portfolio	64,653	—	—	—
SA Multi-Managed Moderate Growth Portfolio	30,289	—	—	—
SA Multi-Managed Small Cap Portfolio	160,795	—	—	—
SA Multi-Managed International Equity Portfolio	94,263	—	—	—
SA Putnam Asset Allocation Diversified Growth Portfolio	80,869	—	—	—
SA T. Rowe Price Growth Stock Portfolio	63,561	—	—	—
In addition, for the fiscal year ended March 31, 2022, the Portfolio(s) directed the following amounts of portfolio securities transactions, and commissions paid thereon, to broker-dealers which provided research services to the Subadvisers:
Portfolio	Gross Dollar Value of Purchase/Sales Directed to Research Providers	Dollar Amount of Commissions Directed to Research Providers
SA Allocation Balanced	—	—
SA Allocation Growth	—	—
SA Allocation Moderate Growth	—	—
SA Allocation Moderate	—	—
SA American Century Inflation Protection Portfolio	—	—
SA Columbia Focused Value	$79,814,016	$29,198
SA Multi-Managed Diversified Fixed Income	—	—
SA Multi-Managed Growth	$11,162,205	$1,063
SA Multi-Managed Income	$2,924,586	$275
SA Multi-Managed Income/Equity	$7,119,757	$671
SA Multi-Managed International Equity	$765,002,497	$193,775
SA Multi-Managed Large Cap Growth	$231,310,972	$25,134
SA Multi-Managed Large Cap Value	$366,359,471	$40,232
SA Multi-Managed Mid Cap Growth	$231,719,605	$10,359
SA Multi-Managed Mid Cap Value	$118,380,848	$19,356
SA Multi-Managed Moderate Growth	$14,648,248	$1,396
SA Multi-Managed Small Cap	$63,162,901	$11,715
SA Putnam Asset Allocation Diversified Growth	$60,089,828	$17,047
SA T. Rowe Price Growth Stock	$75,951,561	$4,563
The policy of the Trust with respect to brokerage is reviewed by the Board from time-to-time. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the foregoing practices may be modified.

The following table sets forth the value of the Portfolios’ holdings of securities of the Trust’s regular brokers and dealers (as defined under Rule 10b-1 under the 1940 Act) and their parents as of March 31, 2022.
Portfolio	Broker Dealer	Value (000’s)	Debt/Equity
SA Putnam Asset Allocation Diversified Growth Portfolio	BANK OF AMERICA CORP.	$8,348	D
	BARCLAYS PLC	166	D
	CITIGROUP, INC	1,220	E
	CITIGROUP, INC	532	D
	CREDIT SUISSE	-	D
	GOLDMAN, SACHS & CO.	1,446	E
	GOLDMAN, SACHS & CO.	593	D
	JP MORGAN CHASE & CO.	850	D
	JP MORGAN CHASE & CO.	2,336	E
	MORGAN STANLEY	646	D
	ROYAL BANK OF SCOTLAND	40	D
	UBS AG	746	E
	UBS AG	80	D
	WELLS FARGO	112	E
	WELLS FARGO	878	D
SA Multi-Managed Diversified Fixed Income Portfolio	BANK OF AMERICA CORP.	8,942	D
	BARCLAYS PLC	2,397	D
	BNP PARIBAS	2,189	D
	CITIGROUP, INC.	9,743	D
	CREDIT SUISSE GROUP AG	723	D
	DEUTSCHE BANK AG	2,158	D
	GOLDMAN, SACHS & CO.	8,495	D
	MORGAN STANLEY	11,973	D
	ROYAL BANK OF SCOTLAND	875	D
	WELLS FARGO	6,091	D
SA Multi-Managed International Equity Portfolio	BARCLAYS PLC	736	E
	CREDIT SUISSE GROUP AG	147	E
	NOMURA HOLDINGS	233	E
	STATE STREET CORP.	307	D
	T. ROWE PRICE GROUP	119	D
	UBS AG	483	E
SA Multi-Managed Large Cap Growth Portfolio	BANK OF AMERICA CORP.	1,186	E
	GOLDMAN, SACHS & CO.	1,031	E
	JP MORGAN CHASE & CO.	1,704	E
	MORGAN STANLEY	558	E
	STATE STREET CORP.	10,532	D

Portfolio	Broker Dealer	Value (000’s)	Debt/Equity
SA Multi-Managed Large Cap Value Portfolio	BANK OF AMERICA CORP.	2,188	E
	BANK OF AMERICA CORP.	400	D
	BARCLAYS PLC	320	D
	BNP PARIBAS	280	D
	DEUTSCHE BANK AG	430	D
	JP MORGAN CHASE & CO.	16,003	E
	MORGAN STANLEY	5,742	E
	ROYAL BANK OF SCOTLAND	415	D
	STATE STREET CORP.	425	E
SA Multi-Managed Mid Cap Growth Portfolio	BANK OF AMERICA CORP.	205	D
	BARCLAYS PLC	165	D
	BNP PARIBAS	145	D
	DEUTSCHE BANK AG	225	D
	ROYAL BANK OF SCOTLAND	215	D
	STATE STREET CORP.	90	E
SA Multi-Managed Mid Cap Value Portfolio	JEFFERIES & COMPANY INC	74	E
	STATE STREET CORP.	2,609	E
	STATE STREET CORP.	2,003	D
	T. ROWE PRICE GROUP	2,354	D
	T. ROWE PRICE GROUP	241	E
SA Multi-Managed Growth Portfolio	BANK OF AMERICA CORP.	271	D
	BNY MELLON	24	E
	BARCLAYS PLC	115	D
	BNP PARIBAS	100	D
	CITIGROUP, INC	307	D
	COWEN AND COMPANY, LLC	11	E
	GOLDMAN, SACHS & CO.	219	D
	JP MORGAN CHASE & CO.	376	D
	MORGAN STANLEY	110	D
	STATE STREET CORP.	635	D
	ROYAL BANK OF SCOTLAND	222	D
SA Multi-Managed Income/Equity Portfolio	BANK OF AMERICA CORP.	596	D
	CITIGROUP, INC	319	D
	CREDIT SUISSE GROUP AG	65	D
	GOLDMAN, SACHS & CO.	841	D
	JP MORGAN CHASE & CO.	771	D
	ROYAL BANK OF SCOTLAND	320	D
	WELLS FARGO	522	D

Portfolio	Broker Dealer	Value (000’s)	Debt/Equity
SA Multi-Managed Moderate Growth Portfolio	BANK OF AMERICA CORP.	715	D
	BARCLAYS PLC	260	D
	CITIGROUP, INC	374	D
	COWEN AND COMPANY, LLC	18	E
	CREDIT SUISSE GROUP AG	122	D
	DEUTSCHE BANK AG	524	D
	GOLDMAN, SACHS & CO.	642	D
	JP MORGAN CHASE & CO.	603	D
	MORGAN STANLEY	319	D
	STATE STREET CORP.	824	D
	WELLS FARGO	623	D
SA Columbia Focused Value Portfolio	JP MORGAN CHASE & CO.	9,639	E
	STATE STREET CORP.	7,652	D
SA Multi-Managed Small Cap Portfolio	COWEN AND COMPANY, LLC	98	E
	NATIONAL BANK HOLDINGS	92	E
	STATE STREET CORP.	2,890	D
SA T. Rowe Price Growth Stock Portfolio	STATE STREET CORP.	592	D
	T. ROWE PRICE GROUP	7,848	D
SA Multi-Managed Income Portfolio	BANK OF AMERICA CORP.	519	D
	BARCLAYS PLC	145	D
	BNP PARIBAS	125	D
	CITIGROUP, INC	382	D
	DEUTSCHE BANK AG	400	D
	GOLDMAN, SACHS & CO.	752	D
	JP MORGAN CHASE & CO.	557	D
	MORGAN STANLEY	340	D
	ROYAL BANK OF SCOTLAND	185	D
	WELLS FARGO	687	D
SA American Century Inflation Protection Portfolio	BANK OF AMERICA CORP.	10,355	D
	BARCLAYS PLC	1,832	D
	BNP PARIBAS	676	D
	CITIGROUP, INC	966	D
	DEUTSCHE BANK AG	6,947	D
	MORGAN STANLEY	2,251	D
	STATE STREET CORP.	23,915	D
	WELLS FARGO	632	D
The Adviser and the Subadvisers and their respective affiliates may manage, or have proprietary interests in, accounts with similar, dissimilar or the same investment objectives as one or more Portfolios of the Trust. Such accounts may or may not be in competition with a Portfolio for investments. Investment decisions for such accounts are based on criteria relevant to such accounts; portfolio decisions and results of a Portfolio’s investments may differ from those of such other accounts. There is no obligation to make available for use in managing a Portfolio any information or strategies used or developed in managing such accounts. In addition, when two or more accounts seek to purchase or sell the same assets, the assets actually purchased or sold may be allocated among accounts on a good-faith equitable basis at the discretion of the account’s adviser. In some cases, this system may adversely affect the price or size of the position obtainable for a Portfolio.
If determined by the Adviser or a Subadviser to be beneficial to the interests of the Trust, partners and/or employees of the Adviser or Subadvisers may serve on investment advisory committees, which will consult with the Adviser regarding investment objectives and strategies for the Trust. In connection with serving on such a committee, such persons may receive information regarding a Portfolio’s proposed investment activities that is not generally available to unaffiliated market participants, and there will be no obligation on the part of such persons to make available for use in managing the Portfolio any information or strategies known to them or developed in connection with their other activities.
It is possible that a Portfolio’s holdings may include securities of entities for which a Subadviser or its affiliate performs investment banking services as well as securities of entities in which a Subadviser or its affiliate makes a market. From time to time, such activities may limit a Portfolio’s flexibility in purchases and sales of securities. When a Subadviser or its affiliate is engaged in an underwriting or other distribution of securities of an entity, the Subadviser may be prohibited from purchasing or recommending the purchase of certain securities of that entity for the Portfolio.
Because each Managed Component of a Multi-Managed Seasons Portfolio and each separate portion of a Multi-Managed Seasons Select Portfolio will be managed independently of each other, it is possible that the same security may be purchased and sold on the same day by two separate Managed Components or separate portion, resulting in higher brokerage commissions for the Portfolio.
GENERAL INFORMATION
Custodian
State Street, One Lincoln Street, Boston, Massachusetts 02111, serves as the Trust’s custodian. In this capacity, State Street maintains the portfolio securities held by the Trust, administers the purchase and sale of portfolio securities and performs certain other duties.
Transfer Agent
VALIC Retirement Services Company, 2929 Allen Parkway, Houston, Texas 77019, is the Trust’s transfer and dividend disbursing agent pursuant to the Master Transfer Agency and Service Agreement (“Service Agreement”). The Service Agreement provides for a combined annual payment of $150,000 by the Trust and SAST for transfer agency and related services. The transfer agency charge will be allocated based on the number of shareholders per each Trust.
Independent Registered Public Accounting Firm and Legal Counsel
PricewaterhouseCoopers LLP (“PwC”), 1000 Louisiana Street, Suite 5800, Houston, TX 77002-5678, serves as the Trust’s independent registered public accounting firm and in that capacity examines the annual financial statements of the Trust.
The firm of Willkie Farr & Gallagher LLP, 787 Seventh Avenue, New York, New York 10019-6099, serves as legal counsel to the Trust.
Reports to Shareholders
Persons having a beneficial interest in the Trust are provided at least semi-annually with reports showing the investments of the Portfolios, financial statements and other information. The Trust files schedules of its portfolio holdings with the SEC for the first and third quarters of each fiscal year (June 30th and December 31st) on Form N-PORT. Shareholders may obtain Form N-PORT by visiting the SEC’s website at http://www.sec.gov.
PROXY VOTING POLICIES AND PROCEDURES
Proxy Voting Responsibility. The Trust has adopted policies and procedures for the voting of proxies relating to Portfolio securities (the “Policies”). The Policies were drafted according to recommendations from SunAmerica, its affiliates and an independent proxy voting firm. The Policies enable the Trust to vote proxies in a manner consistent with the best interests of the Portfolios and the Portfolios’ shareholders. A committee has been established (the “Proxy Voting Committee”) to administer the voting of all Portfolio proxies in accordance with the Policies. The Proxy Voting Committee will consist of (i) a member of the Investment Management Department, (ii) at least one member of SunAmerica’s Compliance Department and (iii) at least one person with respect to SunAmerica who oversees the Portfolios’ Subadvisers (or their designees).
In addition, in accordance with local law or business practices, many foreign companies prevent the sales of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting. The Board has determined that the costs of voting proxies with respect to such shares of foreign companies generally outweigh any benefits that may be achieved by voting such proxies. The costs of voting such proxies include the potentially serious portfolio management consequences of reduced flexibility to sell the shares at the most advantageous time for the particular Portfolio. As a result, such proxies generally will not be voted in the absence of an unusual, significant vote of compelling economic importance.
Case-By-Case Voting Matters. The Proxy Voting Committee has established proxy voting guidelines (the “Guidelines”) according to recommendations from SunAmerica and the independent proxy voting firm. The Guidelines identify certain vote items to be determined on a case-by-case basis and certain vote items that will be voted upon in accordance with the standards set out in the Guidelines. With respect to vote items to be determined on a case-by-case basis and with respect to proposals not specifically addressed by the Policies, the Proxy Voting Committee will generally rely on the guidance or a recommendation from the independent proxy voting firm, but may also rely on any of the Subadvisers of the Portfolio, or other sources. The Adviser or Subadvisers of the Portfolios may propose to deviate from the Guidelines or guidance or recommendations from the independent proxy voting firm. The Proxy Voting Committee in these instances will recommend the vote that it believes will maximize value for, and is in the best interests of, Portfolio shareholders.
Examples of the Portfolios’ Positions on Voting Matters. Consistent with the approaches described above, the following are examples of the Portfolios’ voting positions on specific matters:
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Vote on a case-by-case basis on proposals to increase authorized common stock;
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Generally vote against mutual fund shareholder proposals to terminate the investment adviser;
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Vote on a case-by-case basis regarding merger and acquisition matters; and
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Vote on a case-by-case basis on equity compensation plans.
Conflicts of Interest. Members of the Proxy Voting Committee will resolve conflicts of interest presented by a proxy vote. In practice, application of the Guidelines will, in most instances, adequately address any possible conflicts of interest, as votes generally are effected according to the Policies or recommendations of the independent proxy voting firm.
If, however, a situation arises where a vote presents a conflict between the interests of a Portfolio’s shareholders and the interests of the Adviser or one of its affiliates, and the conflict is known to the Proxy Voting Committee, the Committee will consult with at least one Director or Trustee, as the case may be, who is not an “interested person,” (as that term is defined in the 1940 Act) of the Portfolios or the Adviser, time permitting, before casting the vote to ensure that the Portfolio votes in the best interests of the Portfolio’s shareholders. Any individual with a known conflict may be required by the Proxy Voting Committee to recuse himself or herself from being involved in the proxy voting decision.
Proxy Voting Records. The Proxy Voting Committee will be responsible for documenting its basis for (i) any determination to vote a particular proxy in a manner contrary to its generally stated Guidelines, (ii) any determination to vote a particular proxy in a non-uniform manner, and (iii) any other material determination made by the Proxy Voting Committee, as well as for ensuring the maintenance of records of each proxy vote, as required by applicable law. The independent proxy voting firm will maintain records of voting decisions for each vote cast on behalf of the Portfolios. The proxy voting record for the most recent twelve-month period ended June 30 is available on the SEC’s website at http://www.sec.gov or can be obtained, without charge, upon request, by calling (800) 858-8850.
DISCLOSURE OF PORTFOLIO HOLDINGS POLICIES AND PROCEDURES
The Board has adopted policies and procedures relating to disclosure of the Portfolios’ securities. These policies and procedures prohibit the release of information concerning portfolio holdings that have not previously been made public to individual investors, institutional investors, intermediaries that distribute the Portfolios’ shares and other parties that are not employed by SunAmerica or its affiliates. Except when there are legitimate business purposes for selective disclosure and other conditions (designed to protect the Portfolios and their participants) are met, the Trust does not provide or permit others to provide information about the Portfolios’ holdings on a selective basis.
A Portfolio’s complete portfolio holdings will be publicly available via SEC filings made by the Portfolio on a fiscal quarterly basis. Each Portfolio files monthly portfolio holdings on Form N-PORT quarterly, with every third month of the Portfolio’s fiscal quarter made publicly available no later than 60 days after the close of the fiscal quarter. Each Portfolio’s portfolio holdings are also made available on Form N-CSR for the Portfolio’s second and fourth fiscal quarters no later than 10 days after the transmission to shareholders of the Portfolio’s semi-annual report and annual report, respectively. A schedule of the complete holdings of each Portfolio will also be available on the Portfolio’s website approximately 30 days after the end of each month.

In addition, the Trust generally makes publicly available, on a periodic basis, information regarding a Portfolio’s top ten holdings (including name and percentage of a Portfolio’s assets invested in each holding) and the percentage breakdown of a Portfolio’s investments by country, sector and industry, as applicable. This information, marketing communications (including printed advertising and sales literature), is generally made available at www.aig.com/getprospectus or online through the internet websites of the life insurance companies offering the Portfolios as investment options and/or the Trust’s telephone customer service centers. This information is generally not released until the information is at least 15 days old, unless otherwise approved by the Trust’s legal department. The Trust and its affiliates are not authorized to receive compensation or other consideration for the non-public disclosure of portfolio holdings information.
Before any non-public disclosure of information about a Portfolio’s holdings is permitted, any employee seeking to disclose such information must submit a written form to his or her department head requesting the release of non-public portfolio holdings information. The request must then be submitted to the legal and compliance departments of SunAmerica and the Trust. The Trust’s Chief Compliance Officer and/or SunAmerica’s legal counsel are responsible for authorizing the selective release of portfolio holding information. To find that it is in the shareholders’ best interest, it must be determined that the selective disclosure of portfolio holdings information is necessary to a Portfolio’s operation or useful to a Portfolio’s shareholders without compromising the integrity or performance of the Portfolio. If the request is approved, the Trust and the third party must execute a confidentiality agreement governing the third party’s duties with respect to the portfolio holdings information, which includes the duty to keep such information confidential and to not use the information for the purpose of trading in the shares of the Portfolio for any reason.
The Trust’s executive officers and SunAmerica’s legal counsel are responsible for determining whether there is a legitimate business purpose for the disclosure of such information and whether there are conflicts between the Portfolios’ participants and the Portfolios’ affiliates. To find that there is a legitimate business purpose, it must be determined that the selective disclosure of portfolio holdings information is necessary for the Portfolios’ operation or useful to the Portfolios’ participants without compromising the integrity or performance of the Portfolios.
Non-public holdings information may be provided to the Trust’s service providers on an as-needed basis in connection with the services provided to the Portfolios by such service providers. Information may be provided to these parties without a time lag. Service providers that may be provided with information concerning the Portfolios’ holdings include SunAmerica and its affiliates, legal counsel, independent registered public accounting firms, custodian, fund accounting agent, financial printers, proxy voting service providers and broker-dealers who are involved in executing portfolio transactions on behalf of the Portfolios. Portfolio holdings information may also be provided to the Board. The entities to which the Trust provides portfolio holdings information either by explicit arrangement or by virtue of their respective duties to the Portfolios are required to maintain the confidentiality of the information provided.
At each quarterly meeting of the Board, the Trustees review a report disclosing the third parties to whom the Portfolios’ holdings information has been disclosed and the purpose for such disclosure, and consider whether or not the release of information to such third parties is in the best interest of the Portfolios and their participants.
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Subadvisers. Each Subadviser is continuously provided with the entire portfolio holdings for each Portfolio that it subadvises on a daily basis. In the case of a multi-managed Portfolio, the Subadviser has access only to that portion of the Portfolio’s holdings that it subadvises. In the event a Subadviser is engaged to assume subadvisory duties of a Portfolio, the Trust routinely discloses portfolio holdings information to such Subadviser prior to its assumption of duties.
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PwC. PwC is provided with entire portfolio holdings information during periods in which it performs its audits or reviews of the Portfolios’ financial statements. PwC does not disclose to third parties information regarding the Portfolios’ holdings.
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Ernst & Young LLP (“E&Y”). E&Y is provided with portfolio holdings information for certain portfolios with foreign investments twice a year in order to perform PFIC Analysis. E&Y does not disclose to third parties information regarding the Portfolios’ holdings.
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State Street. State Street, as custodian to the Portfolios, has daily access to the entire holdings of each Portfolio. State Street does not disclose or release information regarding the Portfolios’ holdings except as instructed by the Portfolio.
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Broadridge Financial Solutions, Inc. (“Broadridge”). The Performance Measurement Group discloses the entire portfolio holdings information for each Portfolio on a monthly basis to Broadridge approximately fifteen (15) days after the month end. Broadridge analyzes the information to produce various statistical measures and general portfolio information (including equity investment style, asset category percentages, credit analysis, top 10 and top 25 holdings, sector weighting, etc.) and uses the information to determine each Portfolio’s asset class and category in order to place each Portfolio in the appropriate peer group. Broadridge does not disclose the entire portfolio holdings of each Portfolio, but does disclose the information listed above. This information is made available to Broadridge subscribers approximately sixty (60) days after the receipt of information from the Portfolio.
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Morningstar, Inc. (“Morningstar”). Morningstar is a subscription-based service, though certain information regarding stocks and retail mutual funds may be accessed through its website at no charge. Information regarding the Portfolios is available only with a subscription. State Street forwards entire portfolio holdings information to Morningstar on a monthly basis, approximately thirty (30) days after each month end. Morningstar analyzes the information to produce various reports that contain statistical measures and other portfolio information (including equity style, asset category percentages, credit analysis, top 10 and top 25 holdings, sector weighting, etc.). Entire portfolio holdings information is available to subscribers within approximately one week of Morningstar’s receipt of the information. Other Morningstar subscription-based products provide statistical measures and portfolio information generally between fifteen (15) to thirty (30) days after its receipt of such information.
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S&P. The Performance Measurement Group discloses the entire portfolio holdings information for each Portfolio on a quarterly basis, approximately thirty (30) days after the month end. S&P analyzes the information to produce various statistical measures and general portfolio information (including equity investment style, asset category percentages, credit analysis, top 10 and top 25 holdings, sector weighting, etc.) and uses the information to determine each Portfolio’s asset class and category in order to place each Portfolio in the appropriate peer group. S&P does not disclose the entire portfolio holdings of each Portfolio, but does disclose the information listed above. This information is made available to S&P subscribers approximately sixty (60) days after the receipt of information from the Portfolio.
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Bloomberg L.P. (“Bloomberg”). The Performance Measurement Group discloses the entire portfolio holdings information for each Portfolio on a quarterly basis, approximately thirty (30) days after the month end. This information is made available to subscribers of Bloomberg’s various databases within one (1) to fourteen (14) days of its receipt.
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Thomson Financial. The Performance Measurement Group discloses the entire portfolio holdings information for each Portfolio on a monthly basis, approximately thirty (30) days after the month end. This information is made available to subscribers of Thomson Financial’s various databases within a few days of its receipt.
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MSCI, Inc. (“MSCI”). MSCI facilitates portfolio liquidity classifications at the position level in accordance with the new Liquidity Rule (Rule 22e-4). MSCI also provides analytical services for Wellington Management and receives portfolio holdings information on a daily basis.
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FactSet Research Systems Inc. (“FactSet”). FactSet also provides analytical services for Wellington Management and receives portfolio holdings information on a daily basis.
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Accenture. Accenture performs certain operational functions on behalf of Wellington Management and has access to portfolio holdings information on a daily basis.
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Financial Printers. Portfolio Accounting provides various financial printers with portfolio holdings information between thirty (30) and sixty (60) days after each Portfolio’s fiscal quarter. Financial printers assist the Portfolios with the filing of their annual and semi-annual shareholder reports and quarterly regulatory filings with the SEC and the printing of shareholder reports for distribution to participants. Financial printers do not disclose the information publicly other than to file the document on the SEC’s EDGAR database.
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Investment Company Institute (“ICI”). Portfolio Accounting provides the ICI with certain holdings information (top 10 holdings, sector weighting and asset categories) regarding the Portfolios on a quarterly basis, approximately fifteen (15) days after the quarter end. The ICI uses this information for survey purposes and does not disclose a particular Portfolio’s holding information publicly.
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Zeno Consulting Group (“Zeno”). State Street provides purchase and sale information with respect to the Portfolios’ equity holdings on a quarterly basis approximately fifteen (15) days after the quarter end. Zeno analyzes the information to produce reports containing brokerage execution statistics and comparisons. These reports are provided to the Portfolios and Zeno does not disclose publicly the information it receives or the reports it prepares. SunAmerica’s contract with Zeno includes a confidentiality clause.
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Manhattan Creative Partners (d/b/a “Diligent”). Marketing provides Diligent with entire portfolio holdings on a monthly basis approximately seven (7) days as of the month end. Diligent services the website of the AIG Funds. Diligent also hosts the Board’s online meeting materials.

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Institutional Shareholder Services (“ISS”). ISS, formerly RiskMetrics Group, downloads weekly portfolio information (i.e. custodian identification number, security identification number, share position and description of the security) through State Street Insight System. This information is used for the purposes of voting proxies on behalf of a Portfolio, evaluating the Portfolio’s eligibility for participating in, and filing proofs of claim on behalf of, the Portfolio in securities class action lawsuits. ISS does not publicly disclose the information except as may be required when filing a proof of claim in connection with a Portfolio’s participation in a securities class action lawsuit. SunAmerica’s contract with ISS includes confidentiality requirements. In addition, T. Rowe Price provides fund holdings on a daily basis to ISS in their capacity as proxy service.
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SunAmerica Retirement Markets, Inc. (“SARM”). SARM, as the primary marketer of variable annuities or variable life insurance products (the “Variable Products”) that offer the Trust, requires access to the non-public portfolio holdings information of the Portfolios in order to facilitate its management and marketing of the Variable Products as well as to facilitate the monitoring, review and analysis of the Trust and the Subadvisers of the Portfolios by certain SARM employees who are supervised by SunAmerica. SARM is continuously provided with the entire portfolio holdings for each Portfolio on a daily basis.
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The Bank of New York Mellon (“BNY Mellon”). BNY Mellon requires access to non-public information, including portfolio holdings information, on a daily basis of those Portfolios subadvised by T. Rowe Price in order to provide certain accounting services to the Portfolios.
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Brown Brothers Harriman & Co. (“BBH”). BBH performs certain operational functions for Wellington Management and receives portfolio holdings information on a daily basis.
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Accuity Knowledge Partners (formerly Moody’s Analytics Knowledge Service). Accuity Knowledge Partners performs certain investment guideline monitoring and coding activities on behalf of Wellington Management and has access to portfolio holdings information on a daily basis.
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Glass, Lewis & Co. (“Glass Lewis”). Glass Lewis provides proxy voting services for Wellington Management and receives portfolio holdings information on a daily basis.
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Markit WSO Corporation (“Markit”). Markit performs certain operational functions on behalf of Wellington Management and receives syndicated bank loan portfolio holdings information on a daily basis.
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Legal Counsel. Legal counsel to the Trust, the Board, SunAmerica and the Subadvisers may receive information regarding portfolio holdings from time to time or periodically in connection with providing legal services to the Trust, the Board, SunAmerica or the Subadvisers. The information provided is subject to a legal duty of confidentiality.
FINANCIAL STATEMENTS
The Trust’s audited financial statements for the fiscal year ended March 31, 2022 are incorporated into this SAI by reference to its 2022 annual report to shareholders. You may request a copy of the 2022 annual report at no charge by calling (800) 445-7862 or writing the Trust at P.O. Box 15570, Amarillo, Texas 79105-5570.

APPENDIX
CORPORATE BOND AND COMMERCIAL PAPER RATINGS
Moody’s Global Rating Scales
Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of eleven months or more and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.
Moody’s Global Long-Term Rating Scale:
Aaa	Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A	Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.
Baa	Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
Ba	Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.
B	Obligations rated B are considered speculative and are subject to high credit risk.
Caa	Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.
Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C	Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.
Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms. By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.
Moody’s Global Short-Term Ratings Scale:
Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:
P-1	Ratings of Prime-1 reflect a superior ability to repay short-term debt obligations.
P-2	Ratings of Prime-2 reflect a strong ability to repay short-term debt obligations.
P-3	Ratings of Prime-3 reflect an acceptable ability to repay short-term obligations.
NP	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Moody’s Bond Fund (bf) Ratings
Bond Fund Ratings are opinions of the maturity-adjusted credit quality of investments within mutual funds and similar investment vehicles that principally invest in fixed income obligations. As such, these ratings primarily reflect Moody’s assessment of the creditworthiness of the assets held by the fund, adjusted for maturity. Other risks, such as liquidity, operational, interest rate, currency and any other market risk, are excluded from the rating. Bond fund ratings specifically do not consider the historic, current, or prospective performance of a fund with respect to appreciation, volatility of net asset value, or yield.
Aaa-bf	Bond Funds rated Aaa-bf generally hold assets judged to be of the highest credit quality.
Aa-bf	Bond Funds rated Aa-bf generally hold assets judged to be of high credit quality.
A-bf	Bond Funds rated A-bf generally hold assets considered upper-medium credit quality.
Baa-bf	Bond Funds rated Baa-bf generally hold assets considered medium credit quality.
Ba-bf	Bond Funds rated Ba-bf generally hold assets judged to have speculative elements.
B-bf	Bond Funds rated B-bf generally hold assets considered to be speculative.
Caa-bf	Bond Funds rated Caa-bf generally hold assets judged to be of poor standing.
Ca-bf	Bond Funds rated Ca-bf generally hold assets that are highly speculative and that are likely in, or very near, default, with some prospect of recovery of principal and interest.
C-bf	Bond Funds rated C-bf generally hold assets that are in default, with little prospect for recovery of principal or interest.
Moody’s Money Market Fund (mf) Ratings
Moody’s Money Market Fund Ratings are opinions of the investment quality of shares in mutual funds and similar investment vehicles which principally invest in short-term fixed income obligations. As such, these ratings incorporate Moody’s assessment of a fund’s published investment objectives and policies, the creditworthiness of the assets held by the fund, the liquidity profile of the fund’s assets relative to the fund’s investor base, the assets’ susceptibility to market risk, as well as the management characteristics of the fund. The ratings are not intended to consider the prospective performance of a fund with respect to appreciation, volatility of net asset value, or yield.
Aaa-mf	Money market funds rated Aaa-mf have very strong ability to meet the dual objectives of providing liquidity and preserving capital.
Aa-mf	Money market funds rated Aa-mf have strong ability to meet the dual objectives of providing liquidity and preserving capital.
A-mf	Money market funds rated A-mf have moderate ability to meet the dual objectives of providing liquidity and preserving capital.
Baa-mf	Money market funds rated Baa-mf have marginal ability to meet the dual objectives of providing liquidity and preserving capital.
B-mf	Money market funds rated B-mf are unable to meet the objective of providing liquidity and have marginal ability to meet the objective of preserving capital.
C-mf	Money market funds rated C-mf are unable to meet either objective of providing liquidity or preserving capital.
S&P Issue Credit Rating Definitions
An S&P Global Ratings issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P Global Ratings’ view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.
Issue credit ratings can be either long-term or short-term. Short-term issue credit ratings are generally assigned to those obligations considered short-term in the relevant market, typically within an original maturity of no more than 365 days. Short-term issue credit ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. We would typically assign a long-term issue credit rating to an obligation with an original maturity of greater than 365 days. However, the ratings we assign to certain instruments may diverge from these guidelines based on market practices. Medium-term notes are assigned long-term ratings.
S&P Long-Term Issue Credit Ratings
Issue credit ratings are based, in varying degrees, on S&P Global Ratings’ analysis of the following considerations:
•
The likelihood of payment—the capacity and willingness of the obligor to meet its financial commitments on an obligation in accordance with the terms of the obligation;
•
The nature and provisions of the financial obligation, and the promise we impute; and
•
The protection afforded by, and relative position of, the financial obligation in the event of a bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.
An issue rating is an assessment of default risk but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)
AAA	An obligation rated ‘AAA’ has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.
AA	An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.
A
An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB
An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

BB, B, CCC, CC, and C
Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’
indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

BB
An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

B
An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

CCC
An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

CC
An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

C
An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D
An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’
rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within the next five business days in the absence of a stated grace period or within the earlier of the stated grace period or the next 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.

Plus (+) or minus (-)
Ratings from ‘AA’ to ‘CCC’ may be modified by  the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.
S&P Short-Term Issue Credit Ratings
A-1
A short-term obligation rated ‘A-1’ is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign
(+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.

A-2
A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3
A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

B
A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

C
A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

D
A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’
rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.

S&P Active Qualifiers
L	Ratings qualified with ‘L’ apply only to amounts invested up to federal deposit insurance limits.
p
This suffix is used for issues in which the credit factors, the terms, or both that determine the likelihood of receipt of payment of principal are different from the credit factors, terms, or both that determine the likelihood of receipt of interest on the obligation. The ‘p’ suffix indicates that the rating addresses the principal portion of the obligation only and that the interest is not rated.

Prelim
Preliminary ratings, with the ‘prelim’ suffix, may be assigned to obligors or obligations, including financial programs, in the circumstances described below. Assignment of a final rating is conditional on the receipt by S&P Global Ratings of appropriate documentation. S&P Global Ratings reserves the right not to issue a final rating. Moreover, if a final rating is issued, it may differ from the preliminary rating.
•
Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions.

•
Preliminary ratings may be assigned to obligations that will likely be issued upon the obligor’s emergence from bankruptcy or similar reorganization, based on late-stage reorganization plans, documentation, and discussions with the obligor. Preliminary ratings may also be assigned to the obligors. These ratings consider the anticipated general credit quality of the reorganized or post-bankruptcy issuer as well as attributes of the anticipated obligation(s).
•
Preliminary ratings may be assigned to entities that are being formed or that are in the process of being independently established when, in S&P Global Ratings’ opinion, documentation is close to final. Preliminary ratings may also be assigned to the obligations of these entities.
•
Preliminary ratings may be assigned when a previously unrated entity is undergoing a well-formulated restructuring, recapitalization, significant financing, or other transformative event, generally at the point that investor or lender commitments are invited. The preliminary rating may be assigned to the entity and to its proposed obligation(s). These preliminary ratings consider the anticipated general credit quality of the obligor, as well as attributes of the anticipated obligation(s), assuming successful completion of the transformative event. Should the transformative event not occur, S&P Global Ratings would likely withdraw these preliminary ratings.

•
A preliminary recovery rating may be assigned to an obligation that has a preliminary issue credit rating.
t
This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

cir
This symbol indicates a counterparty instrument rating (CIR), which is a forward-looking opinion about the creditworthiness of an issuer in a securitization structure with respect to a specific financial obligation to a counterparty (including interest rate swaps, currency swaps, and liquidity facilities). The CIR is determined on an ultimate payment basis; these opinions do not take into account timeliness of payment.

S&P Inactive Qualifiers (No longer applied or outstanding)
*
This symbol indicated that the rating was contingent upon S&P Global Ratings’ receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows. Discontinued use in August 1998.

c
This qualifier was used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer was lowered to below an investment-grade level and/or the issuer’s bonds were deemed taxable. Discontinued use in January 2001.

G	The letter ‘G’ followed the rating symbol when a fund’s portfolio consisted primarily of direct U.S. government securities.
pi
This qualifier was used to indicate ratings that were based on an analysis of an issuer’s published financial information, as well as additional information in the public domain. Such ratings did not, however, reflect in-depth meetings with an issuer’s management and therefore could have been based on less comprehensive information than ratings without a ‘pi’ suffix.
Discontinued use as of December 2014 and as of August 2015 for Lloyd’s Syndicate Assessments.

pr
The letters ‘pr’ indicate that the rating was provisional. A provisional rating assumed the successful completion of a project financed by the debt being rated and indicates that payment of debt service requirements was largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, made no comment on the likelihood of or the risk of default upon failure of such completion.

q	A ‘q’ subscript indicates that the rating is based solely on quantitative analysis of publicly available information. Discontinued use in April 2001.
r
The ‘r’ modifier was assigned to securities containing extraordinary risks, particularly market risks, that are not covered in the credit rating. The absence of an ‘r’ modifier should not be taken as an indication that an obligation would not exhibit extraordinary noncredit-related risks. S&P Global Ratings discontinued the use of the ‘r’ modifier for most obligations in June
2000 and for the balance of obligations (mainly structured finance transactions) in November 2002.

Fitch Issuer Default Ratings
Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns, insurance companies and certain sectors within public finance, are generally assigned Issuer Default Ratings (IDRs). IDRs are also assigned to certain entities or enterprises in global infrastructure, project finance and public finance. IDRs opine on an entity’s relative vulnerability to default (including by way of a distressed debt exchange) on financial obligations. The threshold default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts.
In aggregate, IDRs provide an ordinal ranking of issuers based on the agency’s view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default.
AAA
Highest credit quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB
Good credit quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

BB
Speculative. ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists that supports the servicing of financial commitments.

B
Highly speculative. ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC	Substantial credit risk. Very low margin for safety. Default is a real possibility.
CC	Very high levels of credit risk. Default of some kind appears probable.
C
Near Default. A default or default-like process has begun, or the issuer is in standstill, or for a closed funding vehicle, payment capacity is irrevocably impaired. Conditions that are indicative of a ‘C’ category rating for an issuer include:

•The issuer has entered into a grace or cure period following non-payment of a material financial obligation;
•The issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation;
•The formal announcement by the issuer or their agent of a distressed debt exchange;

•A closed financing vehicle where payment capacity is irrevocably impaired such that it is not expected to pay interest and/or principal in full during the life of the transaction, but where no payment default is imminent.

RD	Restricted default. ‘RD’ ratings indicate an issuer that in Fitch’s opinion has experienced:
•An uncured payment default or distressed debt exchange on a bond, loan or other material financial obligation, but
•Has not entered into bankruptcy filings, administration, receivership, liquidation, or other formal winding-up procedure, and
•Has not otherwise ceased operating. This would include:
•The selective payment default on a specific class or currency of debt;

•The uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

•The extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; ordinary execution of a distressed debt exchange on one or more material financial obligations.

D
Default. ‘D’ ratings indicate an issuer that in Fitch’s opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure or that has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.
In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.
Note: Within rating categories, Fitch may use modifiers. The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. For example, the rating category ‘AA’ has three notch-specific rating levels (‘AA+’; ‘AA’; ‘AA–’; each a rating level). Such suffixes are not added to ‘AAA’ ratings and ratings below the ‘CCC’ category. For the short-term rating category of ‘F1’, a ‘+’ may be appended. For Viability Ratings, the modifiers ‘+’ or ‘-’ may be appended to a rating to denote relative status within categories from ‘aa’ to ‘ccc’. For Derivative Counterparty Ratings the modifiers ‘+’ or ‘-’ may be appended to the ratings within ‘AA(dcr)’ to ‘CCC(dcr)’ categories.
Fitch Short-Term Ratings Assigned to Issuers or Obligations
A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term deposit ratings may be adjusted for loss severity. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention (a long-term rating can also be used to rate an issue with short maturity). Typically, this means up to 13 months for corporate, sovereign, and structured obligations and up to 36 months for obligations in U.S. public finance markets.
F1	Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
F2	Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.
F3	Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.
B	Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.
C	High short-term default risk. Default is a real possibility.
RD
Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D	Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.
Rating Watch
Rating Watches indicate that there is a heightened probability of a rating change and the likely direction of such a change. These are designated as “Positive”, indicating that a rating could stay at its present level or potentially be upgraded, “Negative”, to indicate that the rating could stay at its present level or potentially be downgraded, or “Evolving” if ratings may be raised, lowered or affirmed. However, ratings can be raised or lowered without being placed on Rating Watch first.
A Rating Watch is typically event-driven, and as such, it is generally resolved over a relatively short period. The event driving the Watch may be either anticipated or have already occurred, but in both cases, the exact rating implications remain undetermined. The Watch period is typically used to gather further information and/or subject the information to further analysis. A Rating Watch must be reviewed and a Rating Action Commentary be published every six months after a rating has been placed on Rating Watch, except in the case described below.
Additionally, a Watch may be used where the rating implications are already clear, but where they remain contingent upon an event (e.g. shareholder or regulatory approval). The Watch will typically extend to cover the period until the event is resolved or its outcome is predictable with a high enough degree of certainty to permit resolution of the Watch. In these cases, where it has previously been communicated within the Rating Action Commentary that the Rating Watch will be resolved upon an event and where there are no material changes to the respective rating up to the event, the Rating Watch may not be reviewed within the six months interval. In any case, the affected ratings (and the Rating Watch) will remain subject to an annual review cycle.

Rating Outlooks and Watches
Outlooks indicate the direction a rating is likely to move over a one- to two-year period. They reflect financial or other trends that have not yet reached or been sustained the level that would cause a rating action, but which may do so if such trends continue. A Positive Rating Outlook indicates an upward trend on the rating scale. Conversely, a Negative Rating Outlook signals a negative trend on the rating scale. Positive or Negative Rating Outlooks do not imply that a rating change is inevitable, and similarly, ratings with Stable Outlooks can be raised or lowered without a prior revision to the Outlook. Occasionally, where the fundamental trend has strong, conflicting elements of both positive and negative, the Rating Outlook may be described as “Evolving”.
Outlooks are currently applied on the long-term scale to certain issuer ratings in corporate finance (including sovereigns, industrials, utilities, financial institutions and insurance companies) and to both issuer ratings and obligations ratings in public finance in the U.S.; to issues in infrastructure and project finance; to Insurer Financial Strength Ratings; to issuer and/or issue ratings in a number of National Rating scales; and to the ratings of structured finance transactions and covered bonds. Outlooks are not applied to ratings assigned on the short-term scale. For financial institutions, Outlooks are not assigned to Viability Ratings, Support Ratings and Support Rating Floors. Derivative counterparty ratings are also not assigned Outlooks.
Ratings in the ‘CCC’, ‘CC’ and ‘C’ categories typically do not carry Outlooks since the volatility of these ratings is very high and outlooks would be of limited informational value. Defaulted ratings do not carry Outlooks.
Additional Usage of Primary Credit Rating Scales
Expected Ratings
Where a rating is referred to as “expected,” alternatively referred to as “expects to rate,” it will have a suffix as (EXP). This indicates that the assigned rating may be sensitive to (i) finalization of the terms in the draft documents or (ii) fulfilment of other contingencies at closing. For example:Expected ratings can be assigned based on the agency’s expectations regarding final documentation, typically based on a review of the draft documentation provided by the issuer. When final documentation is received, the
(EXP) suffix typically will be removed and the rating updated if necessary.Fitch may also employ
“expects to rate” language for ratings that are assigned in the course of a restructuring, refinancing or corporate reorganization. The “expects to rate” will reflect and refer to the rating level expected following the conclusion of the proposed operation (debt issuance, restructure or merger).Conversely,
Fitch may choose not to append the (EXP) suffix, even if there are contingencies to fulfil, if Fitch determines that the rating is not expected to be sensitive to the manner in which, or the extent to which, any of these contingencies are fulfilled.While ratings typically only remain as “expected” for a short time, determined by timing of transaction closure, restructuring, refinancing, corporate reorganization, etc., they may still be raised, lowered or placed on Rating Watch or withdrawn. Expected Ratings are applicable to both public and private ratings.

Private Ratings
Fitch prepares private ratings, for example for entities with no publicly traded debt, or where the rating is required for internal benchmarking or regulatory purposes. These ratings are generally provided directly to the rated entity, which is then responsible for ensuring that any party to whom it discloses the private rating is updated when any change in the rating occurs. Private ratings undergo the same analysis, committee process and surveillance as published ratings, unless otherwise disclosed as “point-
in-time” in nature.

Program Ratings
Program ratings assigned to corporate and public finance note issuance programs (e.g. medium-term note programs) relate only to standard issues made under the program concerned. The impact of individual issues under the program on the overall credit profile of the issuer will be assessed at the time of issuance. Therefore, it should not be assumed that program ratings apply to every issue made under the program. Program ratings may also change because the rating of the issuer has changed over time and instruments may have different terms and conditions compared with those initially envisaged in the program’s terms.

“Interest-Only” Ratings
Interest-only ratings are assigned to interest strips. These ratings do not address the possibility that a security holder might fail to recover some or all of its initial investment due to voluntary or involuntary principal repayments.

“Principal-Only” Ratings
Principal-only ratings address the likelihood that a security holder will receive its initial principal investment either before or by the scheduled maturity date. These ratings do not address the possibility that a security holder may not receive some or all of the interest due.

“Unenhanced” Ratings
Unenhanced ratings reflect the underlying creditworthiness of financial instruments absent any credit enhancement that may be provided through bond insurance, financial guarantees, dedicated letters of credit, liquidity facilities, or intercept mechanisms. In some cases, Fitch may choose to assign an unenhanced rating along with a credit rating based on enhancement. The unenhanced rating indicates the creditworthiness of the financial instrument without considering any benefit of such enhancement.
Financial obligations may be enhanced by a guarantee instrument provided by a rated third party.

Rating Actions
Assignment (New Rating)	A rating has been assigned to a previously unrated issuer or issue.
Publication (Publish)
Initial public announcement of a rating on the agency’s website, although not necessarily the first rating assigned.
This action denotes when a previously private rating is published. In cases where the publication coincides with a rating change, Fitch will only publish the changed rating. The rating history during the time when the rating was private will not be published.

Affirmations	The rating has been reviewed with no change in rating through this action. Ratings affirmations may also include an affirmation of, or change to, an Outlook when an Outlook is used.
Upgrade	The rating has been raised in the scale.
Downgrade	The rating has been lowered in the scale.
Reviewed No Action
The rating has been reviewed by a credit committee with no change in rating or Outlook. As of the review date, the credit rating committee determined that nothing had sufficiently changed to warrant a new rating action.
Such review will be published on the agency’s website, but a Rating Action Commentary will not be issued.

Matured/ Paid-In-Full
a. ‘Matured’ - Denoted as ‘NR’. This action is used when an issue has reached its redemption date and rating coverage is discontinued. This indicates that a previously rated issue has been repaid, but other issues of the same program (rated or unrated) may remain outstanding. For the convenience of investors, Fitch may also include issues relating to a rated issuer or transaction that are not and have not been rated on its section of the web page relating to the respective issuer or transaction. Such issues will also be denoted ‘NR’. b. ‘Paid-In-Full’ - Denoted
as ‘PIF’. This action indicates that an issue has been paid in full. In covered bonds, PIF is only used when all issues of a program have been repaid.

Pre-refunded	Assigned to certain long-term U.S. public finance issues after Fitch assesses refunding escrow.
Withdrawn
The rating has been withdrawn and the issue or issuer is no longer rated by Fitch. Withdrawals may occur for one or several of the following reasons:
•Incorrect or insufficient information.
•Bankruptcy of the rated entity, debt restructuring or default.
•Reorganization of rated entity (e.g. merger or acquisition of rated entity or rated entity no longer exists).
•The debt instrument was taken private.
•Withdrawal of a guarantor rating.
•An Expected Rating that is no longer expected to convert to a Final Rating.
•Criteria or policy change.
•Bonds were pre-refunded, repaid early (off schedule), or canceled. This includes cases where the issuer has no debt outstanding and is no longer issuing debt.
•Ratings are no longer considered relevant to the agency’s coverage.
•Commercial reasons.
•Other reasons.

When a public rating is withdrawn, Fitch will issue a Rating Action Commentary that details the current rating and Outlook or Watch status (if applicable), a statement that the rating is withdrawn and the reason for the withdrawal.

Withdrawals cannot be used to forestall a rating action. Every effort is therefore made to ensure that the rating opinion upon withdrawal reflects an updated view. Where significant elements of uncertainty remain (for example, a rating for an entity subject to a takeover bid) or where information is otherwise insufficient to support a revised opinion, the agency attempts when possible to indicate in the withdrawal disclosure the likely direction and scale of any rating movement had coverage been maintained.

Ratings that have been withdrawn will be indicated by the symbol ‘WD’.
Under Criteria Observation
The rating has been placed “Under Criteria Observation” upon the publication of new or revised criteria that is applicable to the rating, where the new or revised criteria has yet to be applied to the rating and where the criteria could result in a rating change when applied but the impact is not yet known. Under Criteria Observation (UCO)
is not a credit review and does not affect the rating level or Outlook/Watch, and does not satisfy the minimum annual review requirement. Placing a rating on UCO signals the beginning of a period during which the new or revised criteria will be applied. Where there is heightened probability of the application of the new or revised criteria resulting in a rating change in a particular direction, a Rating Watch may be assigned in lieu of the UCO to reflect the potential impact of the new or revised criteria. The status of UCO will be resolved after the application of the new or revised criteria which must be completed within six months from the publication date of the new or revised criteria. UCO is only applicable to private and public international credit ratings. It is not applicable to National Ratings, Non-Credit Scale Ratings, Credit Opinions or Rating Assessment Services. It is
not applicable to ratings status Paid in Full, Matured, Withdrawn or Not Rated.

Criteria Observation Removed
UCO can be addressed and removed by a subsequent rating action such as affirmation, upgrade or downgrade;
with these actions, the annual review requirement is also met. Where a rating action has not been taken, a Criteria
Observation Removed action may be taken if it has been determined that the rating would not change due to the application of the new criteria. The Criteria Observation Removed action does not satisfy Fitch’s minimum annual credit review requirement.

Recovery Rating Revision	Change to an issue’s Recovery Rating.

PART C
OTHER INFORMATION
Item 28. Exhibits.
(a)		Amended and Restated Declaration of Trust dated April 27, 2022.*
(b)		Amended and Restated By-Laws dated April 27, 2022.*
(c)		Instruments Defining Rights of Security Holders. Incorporated herein by reference to Exhibits (a) and (b) above.
(d)	(i)
Investment Advisory and Management Agreement between Seasons Series Trust and SunAmerica Asset
Management, LLC (formerly, SunAmerica Asset Management Corp.) (“SunAmerica”) dated January 19, 2010.
Incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on
Form N-1A (File No. 333-08653) filed on May 11, 2010 (“Post-Effective Amendment No. 27”).

(ii)
Subadvisory Agreement between SunAmerica and American Century Investment Management, Inc. dated
October 26, 2015. Incorporated herein by reference to Post-Effective Amendment No. 43 to the Registrant’s
Registration Statement on Form N-1A (File No. 333-08653) filed on May 10, 2016.

(iii)
Amendment No. 1 to Subadvisory Agreement between SunAmerica and American Century Investment
Management, Inc. dated February 22, 2022. Incorporated herein by reference to Post-Effective Amendment No. 57 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on February 22, 2022.

(iv)
Subadvisory Agreement between SunAmerica and Columbia Management Investment Advisers, LLC dated July 29,
2015. Incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant’s Registration
Statement on Form N-1A (File No. 333-08653) filed on July 25, 2018 (“Post-Effective Amendment No. 49”).

(v)
Amendment No. 1 to Subadvisory Agreement between SunAmerica and Columbia Management Investment
Advisers, LLC dated March 27, 2019. Incorporated herein by reference to Post-Effective Amendment No. 51 to the
Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 24, 2019 (“Post-Effective
Amendment No. 51”).

(vi)
Subadvisory Agreement between SunAmerica and Goldman Sachs Asset Management, L.P. dated January 12, 1999.
Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on
Form N-1A (File No. 333-08653) filed on July 14, 2004 (“Post-Effective Amendment No. 19”).

(vii)
Amendment No. 1 to Subadvisory Agreement between SunAmerica and Goldman Sachs Asset Management, L.P.
dated January 19, 2007. Incorporated herein by reference to Post-Effective Amendment No. 24 to the Registrant’s
Registration Statement on Form N-1A (File No. 333-08653) filed on July 11, 2007 (“Post-Effective Amendment
No. 24”).

(viii)
Amendment No. 2 to Subadvisory Agreement between SunAmerica and Goldman Sachs Asset Management, L.P.
dated October 2, 2007. Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s
Registration Statement on Form N-1A (File No. 333-08653) filed on July 16, 2008 (“Post-Effective Amendment
No. 25”).

	(ix)	Amendment No. 3 to Subadvisory Agreement between SunAmerica and Goldman Sachs Asset Management, L.P. dated May 1, 2018. Incorporated herein by reference to Post-Effective Amendment No. 49.
(x)
Subadvisory Agreement between SunAmerica and J.P. Morgan Investment Management Inc. dated June 16, 2003.
Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on
Form N-1A (File No. 333-08653) filed on July 14, 2003.

	(xi)	Amendment No. 1 to Subadvisory Agreement between SunAmerica and J.P. Morgan Investment Management Inc. dated January 19, 2007. Incorporated herein by reference to Post-Effective Amendment No. 24.
	(xii)	Amendment No. 2 to Subadvisory Agreement between SunAmerica and J.P. Morgan Investment Management Inc. dated October 2, 2007. Incorporated herein by reference to Post-Effective Amendment No. 25.
(xiii)
Amendment No. 3 to Subadvisory Agreement between SunAmerica and J.P. Morgan Investment Management Inc.
dated January 14, 2013. Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registrant’s
Registration Statement on Form N-1A (File No. 333-08653) filed on July 19, 2013 (“Post-Effective Amendment
No. 36”).

(xiv)
Subadvisory Agreement between SunAmerica and Massachusetts Financial Services Company dated October 24,
2014. Incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant’s Registration
Statement on Form N-1A (File No. 333-08653) filed on July 17, 2015 (“Post-Effective Amendment No. 41”).

	(xv)	Subadvisory Agreement between SunAmerica and Morgan Stanley Investment Management, Inc. dated May 1, 2019. Incorporated herein by reference to Post-Effective Amendment No. 51.
	(xvi)	Subadvisory Agreement between SunAmerica and PineBridge Investments LLC dated March 29, 2010. Incorporated herein by reference to Post-Effective Amendment No. 27.
1

(xvii)	Amendment No. 1 to Subadvisory Agreement between SunAmerica and PineBridge Investments LLC dated October 1, 2013. Incorporated herein by reference to Post-Effective Amendment No. 51.
(xviii)
Subadvisory Agreement between SunAmerica and Putnam Investment Management, LLC dated December 6, 2013.
Incorporated herein by reference to Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on
Form N-1A (File No. 333-08653) filed on May 14, 2014 (“Post-Effective Amendment No. 38”).

(xix)	Amendment No. 1 to Subadvisory Agreement between SunAmerica and Putnam Investment Management, LLC dated November 1, 2018. Incorporated herein by reference to Post-Effective Amendment No. 51.
(xx)
Subadvisory Agreement between SunAmerica and Schroder Investment Management North America Inc. dated
February 6, 2017. Incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s
Registration Statement on Form N-1A (File No. 333-08653) filed on July 19, 2017 (“Post-Effective Amendment
No. 46”).

(xxi)
Sub-Subadvisory Agreement for Seasons Series Trust between Schroder Investment Management North America
Inc. and Schroder Investment Management North America Limited dated February 6, 2017. Incorporated herein by reference to Post-Effective Amendment No. 46.

(xxii)
Amendment No. 1 to Subadvisory Agreement between SunAmerica and Schroder Investment Management North
America Inc. dated November 7, 2019. Incorporated herein by reference to Post-Effective Amendment No. 53 to the
Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 24, 2020 (“Post-Effective
Amendment No. 53”).

(xxiii)	Subadvisory Agreement between SunAmerica and T. Rowe Price Associates, Inc. dated January 12, 1999. Incorporated herein by reference to Post-Effective Amendment No. 19.
(xxiv)	Amendment No. 1 to Subadvisory Agreement between SunAmerica and T. Rowe Price Associates, Inc. dated January 19, 2007. Incorporated herein by reference to Post-Effective Amendment No. 24.
(xxv)	Amendment No. 2 to Subadvisory Agreement between SunAmerica and T. Rowe Price Associates, Inc. dated October 2, 2007. Incorporated herein by reference to Post-Effective Amendment No. 25.
(xxvi)
Amendment No. 3 to Subadvisory Agreement between SunAmerica and T. Rowe Price Associates, Inc. dated
October 1, 2011. Incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant’s
Registration Statement on Form N-1A (File No. 333-08653) filed on July 26, 2012.

(xxvii)	Amendment No. 4 to Subadvisory Agreement between SunAmerica and T. Rowe Price Associates, Inc. dated October 17, 2014. Incorporated herein by reference to Post-Effective Amendment No. 41.
(xxviii)	Amendment No. 5 to Subadvisory Agreement between SunAmerica and T. Rowe Price Associates, Inc. dated February 6, 2017. Incorporated herein by reference to Post-Effective Amendment No. 46.
(xxix)	Amendment No. 6 to Subadvisory Agreement between SunAmerica and T. Rowe Price Associates, Inc. dated April 1, 2022.*
(xxx)	Subadvisory Agreement between SunAmerica and Wellington Management Company LLP dated January 12, 1999. Incorporated herein by reference to Post-Effective Amendment No. 19.
(xxxi)	Amendment No. 1 to Subadvisory Agreement between SunAmerica and Wellington Management Company LLP dated January 19, 2007. Incorporated herein by reference to Post-Effective Amendment No. 24.
(xxxii)	Amendment No. 2 to Subadvisory Agreement between SunAmerica and Wellington Management Company LLP dated October 2, 2007. Incorporated herein by reference to Post-Effective Amendment No. 25.
(xxxiii)	Amendment No. 3 to Subadvisory Agreement between SunAmerica and Wellington Management Company LLP dated December 1, 2009. Incorporated herein by reference to Post-Effective Amendment No. 27.
(xxxiv)	Amendment No. 4 to Subadvisory Agreement between SunAmerica and Wellington Management Company LLP dated October 1, 2013. Incorporated herein by reference to Post-Effective Amendment No. 38.
(xxxv)	Amendment No. 5 to Subadvisory Agreement between SunAmerica and Wellington Management Company LLP dated December 1, 2016. Incorporated herein by reference to Post-Effective Amendment No. 49.
(xxxvi)	Advisory Fee Waiver Agreement for the International Equity Portfolio dated December 1, 2014. Incorporated herein by reference to Post-Effective Amendment No. 41.
(xxxvii)
Advisory Fee Waiver Agreement for the SA Multi-Managed Large Cap Growth Portfolio, SA Multi-Managed
Growth Portfolio, SA Multi-Managed Income Portfolio, SA Multi-Managed Income/Equity Portfolio and SA
Multi-Managed Moderate Growth Portfolio dated May 1, 2019. Incorporated herein by reference to Post-Effective
Amendment No. 51.

(xxxviii)	Advisory Fee Waiver Agreement for the SA Putman Asset Allocation Diversified Portfolio dated November 1, 2018. Incorporated herein by reference to Post-Effective Amendment No. 51.
(xxxiv)
Fee Waiver Agreement for the Allocation Balanced Portfolio, Allocation Growth Portfolio, Allocation Moderate
Portfolio, and Allocation Moderate Growth Portfolio dated July 29, 2015. Incorporated herein by reference to Post-
Effective Amendment No. 41.

2

	(xl)	Fee Waiver Agreement for the SA Columbia Focused Value Portfolio dated July 29, 2015. Incorporated herein by reference to Post-Effective Amendment No. 41.
(e)		Inapplicable.
(f)		Inapplicable.
(g)	(i)
Master Custodian Agreement effective as of January 18, 2006. Incorporated herein by reference to Post-Effective
Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 13,
2006 (“Post-Effective Amendment No. 23”).

	(ii)	Amendment to Master Custodian Agreement effective as of January 18, 2006. Incorporated herein by reference to Post-Effective Amendment No. 23.
(h)	(i)	Form of Addendum to Fund Participation Agreement for Class 2 Shares dated May 29, 2008. Incorporated herein by reference to Post-Effective Amendment No. 25.
	(ii)	Form of Addendum to Fund Participation Agreement for Class 3 Shares dated May 29, 2008. Incorporated herein by reference to Post-Effective Amendment No. 25.
(iii)
Fund Participation Agreement between SunAmerica Annuity and Life Assurance Company and Seasons Series
Trust dated March 7, 2011. Incorporated herein by reference to Post-Effective Amendment No. 29 to the
Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 14, 2011 (“Post-Effective
Amendment No. 29”).

	(iv)	Fund Participation Agreement between First SunAmerica Life Insurance Company and Seasons Series Trust dated March 7, 2011. Incorporated herein by reference to Post-Effective Amendment No. 29.
	(v)	Participation Agreement between American General Life Insurance Company and Seasons Series Trust dated April 30, 2013. Incorporated herein by reference to Post-Effective Amendment No. 36.
(vi)
First Amendment to the Participation Agreement between American General Life Insurance Company and Seasons
Series Trust dated August 1, 2014. Incorporated herein by reference to Post-Effective Amendment No. 41.

(vii)
Participation Agreement between The United States Life Insurance Company in the City of New York and Seasons
Series Trust dated April 30, 2013. Incorporated herein by reference to Post-Effective Amendment No. 36.

	(viii)	Participation Agreement between The Variable Annuity Life Insurance Company and Seasons Series Trust dated April 1, 2015. Incorporated herein by reference to Post-Effective Amendment No. 41.
	(ix)	Shareholder Services Agreement between SunAmerica Annuity and Life Assurance Company and Seasons Series Trust dated March 7, 2011. Incorporated herein by reference to Post-Effective Amendment No. 29.
(x)
Form of Amendment No. 1 to Shareholder Services Agreement between American General Life Insurance
Company (f/k/a SunAmerica Annuity and Life Assurance Company) and Seasons Series Trust dated July 29, 2016.
Incorporated herein by reference to Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on
Form N-1A (File No. 333-08653) filed on July 19, 2016 (“Post-Effective Amendment No. 44”).

	(xi)	Shareholder Services Agreement between First SunAmerica Life Insurance Company and Seasons Series Trust dated March 7, 2011. Incorporated herein by reference to Post-Effective Amendment No. 29.
(xii)
Amendment No. 1 to Shareholder Services Agreement between The United States Life Insurance Company in the
City of New York (f/k/a First SunAmerica Life Insurance Company) and Seasons Series Trust dated July 29, 2016.
Incorporated herein by reference to Post-Effective Amendment No. 44.

	(xiii)	Shareholder Services Agreement between The Variable Annuity Life Insurance Company and Seasons Series Trust dated April 1, 2015. Incorporated herein by reference to Post-Effective Amendment No. 41.
(xiv)
Amendment No. 1 to Shareholder Services Agreement between The Variable Annuity Life Insurance Company and
Seasons Series Trust dated July 29, 2016. Incorporated herein by reference to Post-Effective Amendment No. 46.

	(xv)	Indemnification Agreement between the Trust and Garrett F. Bouton, dated March 5, 2021.*
	(xvi)	Indemnification Agreement between the Trust and Tracey Doi, dated March 5, 2021.*
	(xvii)	Indemnification Agreement between the Trust and Jane Jelenko, dated March 5, 2021.*
	(xviii)	Indemnification Agreement between the Trust and Gilbert T. Ray, dated March 5, 2021.*
	(xix)	Indemnification Agreement between the Trust and Charles Self, dated March 5, 2021.*
	(xx)	Indemnification Agreement between the Trust and Bruce G. Willison, dated March 5, 2021.*
(xxi)
Master Transfer Agency and Service Agreement among Anchor Series Trust, Seasons Series Trust, SunAmerica
Series Trust and VALIC Retirement Services Company dated May 1, 2013. Incorporated herein by reference to
Post-Effective Amendment No. 36.

(i)	(i)	Opinion and Consent of Counsel. Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 21, 2010.
3

(ii)
Opinion and Consent of Counsel – Focus Value and Real Return Portfolios, Class 1 Shares. Incorporated herein by reference to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A (File
No. 333-08653) filed on January 10, 2012.

(iii)
Opinion and Consent of Counsel – Allocation Balanced Portfolio, Allocation Growth Portfolio, Allocation
Moderate Growth Portfolio and Allocation Moderate Portfolio, Class 1 Shares. Incorporated herein by reference to
Post-Effective Amendment No. 44.

(j)	(i)	Consent of PricewaterhouseCoopers LLP.*
	(ii)	Consent of Willkie Farr & Gallagher LLP.*
(k)		Inapplicable.
(l)		Inapplicable.
(m)	(i)
Plan of Distribution Pursuant to Rule 12b-1 (Class 2 Shares) by the Registrant on behalf of its separately designated series dated January 1, 2013. Incorporated herein by reference to Post-Effective Amendment No. 36.

(ii)
Plan of Distribution Pursuant to Rule 12b-1 (Class 3 Shares) by the Registrant on behalf of its separately designated series dated July 29, 2016. Incorporated herein by reference to Post-Effective Amendment No. 44.

(n)
Amended and Restated Plan Pursuant to Rule 18f-3. Incorporated herein by reference to Post-Effective Amendment
No. 17 to Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on August 26, 2002.

(o)		Inapplicable.
(p)	(i)	Code of Ethics for the Trust and SunAmerica. Incorporated herein by reference to Post-Effective Amendment No. 46.
	(ii)	Code of Ethics of American Century Investment Management, Inc.*
	(iii)	Code of Ethics of Columbia Management Investment Advisers, LLC.*
	(iv)	Code of Ethics of Goldman Sachs Asset Management L.P.*
	(v)	Code of Ethics of J.P. Morgan Investment Management, Inc.*
	(vi)	Code of Ethics of Massachusetts Financial Services Company.*
	(vii)	Code of Ethics of Morgan Stanley Investment Management, Inc.*
	(viii)	Code of Ethics of PineBridge Investments LLC.*
	(ix)	Code of Ethics of Putnam Investment Management, Inc.*
(x)
Code of Ethics of Schroder Investment Management North America, Inc. Incorporated herein by reference to Post-
Effective Amendment No. 55 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 27, 2021.

	(xi)	Code of Ethics of T. Rowe Price Associates, Inc.*
	(xii)	Code of Ethics of Wellington Management Company, LLP.*
(q)		Power of Attorney. Incorporated herein by reference to Post-Effective Amendment No. 56 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on December 17, 2021.
*
Filed herewith.
Item 29. Persons Controlled by or Under Common Control with the Registrant.
There are no persons controlled by or under common control with the Registrant.
Item 30. Indemnification.
Section 9.5 of the Registrant’s Declaration of Trust relating to the indemnification of officers and trustees is quoted below:
Section 9.5. Indemnification and Advancement of Expenses. Subject to the exceptions and limitations contained in this Section 9.5, every person who is, or has been, a Trustee, officer, or employee of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.
No indemnification shall be provided hereunder to a Covered Person to the extent such indemnification is prohibited by applicable federal law.
4

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a Person.
Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 9.5 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 9.5.
To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Person or Persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.
As used in this Section 9.5, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, demands, actions, suits, investigations, regulatory inquiries, proceedings or any other occurrence of a similar nature, whether actual or threatened and whether civil, criminal, administrative or other, including appeals, and the words “liability” and “expenses” shall include without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.
Item 31. Business And Other Connections of the Investment Adviser.
SunAmerica, the Adviser of the Trust, is primarily in the business of providing investment management, advisory and administrative services. Reference is made to the most recent Form ADV and schedules thereto of SunAmerica on file with the Securities and Exchange Commission (the “Commission”) (File No. 801-19813) for information with respect to the directors and officers of SunAmerica and other required information. Any other business, profession, vocation or employment of a substantial nature in which each director or officer of SunAmerica is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:
Name	Position with SunAmerica	Other positions held by directors, officers or partners
Todd McGrath	Director
Director, AIG Fund Services, Inc. (“AFS”); President and Director, VALIC
Retirement Services Company; Chief Administrative Officer, AIG Life Holdings,
Inc.; Chief Operating Officer and Executive Vice President, The Variable Annuity
Life Insurance Company

Bryan Pinsky	Director	Senior Vice President, American General Life Insurance Company & The United States Life Insurance Company in the City of New York

John T. Genoy	Director, President and Chief Operating Officer	Vice President, AIG Capital Services, Inc. (“ACS”); Vice President, Chief Financial Officer & Controller, AFS

Gregory N. Bressler	Senior Vice President, Chief Legal Officer, Assistant Secretary	None

Timothy Campion	Senior Vice President	None

James Nichols	Senior Vice President	Director, President, Chief Executive Officer, ACS

5

Name	Position with SunAmerica	Other positions held by directors, officers or partners
Andrew Sheridan	Senior Vice President	None

Thomas Bennett	Vice President	President, AFS

Justin Caulfield	Vice President, Treasurer
Treasurer & Vice President, AFS, SAFG Retirement Services, Inc., AGC Life
Insurance Company, American General Life Insurance Company, The United States
Life Insurance Company in the City of New York, The Variable Annuity Life
Insurance Company & VALIC Retirement Services Company

Thomas Clayton Spires	Vice President, Tax Officer
Vice President & Tax Officer, SAFG Retirement Services, Inc., ACS, AFS, AGC Life
Insurance Company, The Variable Annuity Life Insurance Company, American
General Life Insurance Company & The United States Life Insurance Company in
the City of New York

Daniel R. Cricks	President and Tax Officer
Vice President and Tax Officer, SAFG Retirement Services, Inc., ACS, AFS, AGC
Life Insurance Company, The Variable Annuity Life Insurance Company, American
General Life Insurance Company & The United States Life Insurance Company in
the City of New York

Frank Curran	Senior Vice President, Controller	Vice President, Controller, Financial Operations Principal, Chief Financial Officer & Treasurer, ACS

Kathleen Fuentes	Vice President	None

Matthew J. Hackethal	Vice President, Chief Compliance Officer	None

John Halpin	Vice President	None

Gregory R. Kingston	Vice President	None

Salimah Shamji	Vice President	None

Kevin Bowens	Senior Vice President, Marketing Digital and Strategic Initiatives	None

Elizabeth Mauro	Vice President	None

Jonathan Kennedy	Vice President	None

Julie A. Cotton Hearne	Vice President, Secretary
Vice President & Secretary, SAFG Retirement Services, Inc., ACS, AFS, AGC Life
Insurance Company, American General Life Insurance Company, The Variable
Annuity Life Insurance Company & The United States Life Insurance Company in
the City of New York

6

Name	Position with SunAmerica	Other positions held by directors, officers or partners
Christopher Tafone	Vice President	None

Rosemary Foster	Assistant Secretary
Assistant Secretary, ACS, AFS, SAFG Retirement Services, Inc., American General
Life Insurance Company, AGC Life Insurance Company, The United States Life
Insurance Company in the City of New York, The Variable Annuity Life Insurance
Company, VALIC Financial Advisors, Inc. & VALIC Retirement Services Company

Virginia N. Puzon	Assistant Secretary
Assistant Secretary, SAFG Retirement Services, Inc., ACS, AFS, American General
Life Insurance Company, The Variable Annuity Life Insurance Company, The
United States Life Insurance Company in the City of New York & VALIC Financial
Advisors, Inc.

Marjorie Washington	Assistant Secretary
Assistant Secretary, ACS, AFS, SAFG Retirement Services, Inc., American General
Life Insurance Company, AGC Life Insurance Company, The United States Life
Insurance Company in the City of New York, The Variable Annuity Life Insurance
Company, VALIC Financial Advisors, Inc. & VALIC Retirement Services Company

Principal Business Addresses:
American International Group, Inc., 175 Water Street, New York, NY 10038
SAFG Retirement Services, Inc., 21650 Oxnard Street, 10th Floor, Woodland Hills, CA 91367
AIG Life Holdings, Inc., 2929 Allen Parkway, Houston, TX 77019
American General Life Insurance Company, 2727-A Allen Parkway, Houston, TX 77019
The United States Life Insurance Company in the City of New York, One World Financial Center, 200 Liberty Street, New York, NY 10281
The Variable Annuity Life Insurance Company, 2929 Allen Parkway, Houston, TX 77019
SunAmerica Retirement Markets, Inc., 21650 Oxnard Street, Woodland Hills, CA 91367
AIG Capital Services, Inc., Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311
AIG Fund Services, Inc., Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311
American Century Investment Management, Inc., Columbia Management Investment Advisers, LLC, Goldman Sachs Asset Management, L.P., J.P. Morgan Investment Management Inc., Massachusetts Financial Services Company, Morgan Stanley Investment Management, Inc., PineBridge Investments LLC, Putnam Investment Management, LLC, Schroder Investment Management North America Inc., Schroder Investment Management North America Limited, T. Rowe Price Associates, Inc. and Wellington Management Company LLP, the Subadvisers of certain of the Portfolios of the Trust, are primarily engaged in the business of rendering investment advisory services. Reference is made to the most recent Form ADV and schedules thereto on file with the Commission for information with respect to the directors and officers of the above referenced Subadvisers.
FILE NO.
American Century Investment Management, Inc.	801-8174
Columbia Management Investment Advisers, LLC	801-25943
Goldman Sachs Asset Management, L.P.	801-37591
J.P. Morgan Investment Management Inc.	801-21011
Massachusetts Financial Services Company	801-17352
Morgan Stanley Investment Management, Inc.	801-15757
PineBridge Investments LLC	801-18759
Putnam Investment Management, LLC	801-7974
Schroder Investment Management North America Inc.	801-15834
Schroder Investment Management North America Limited	801-37163
T. Rowe Price Associates, Inc.	801-856
Wellington Management Company LLP	801-15908
Item 32. Principal Underwriters.
There is no Principal Underwriter for the Registrant.
7

Item 33. Location of Accounts and Records.
State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts, 02110, acts as custodian. It maintains books, records and accounts pursuant to the instructions of the Trust.
VALIC Retirement Services Company, 2929 Allen Parkway, Houston, Texas 77019, acts as transfer agent and dividend disbursing agent. It maintains books, records and accounts pursuant to the instructions of the Trust.
SunAmerica is located at Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, New Jersey 07311 and 2919 Allen Parkway, Houston, Texas 77019.
American Century Investment Management, Inc. is located at 4500 Main Street, Kansas City, Missouri 64111.
Columbia Management Investment Advisers, LLC is located at 225 Franklin Street, Boston, Massachusetts 02110.
Goldman Sachs Asset Management, L.P. is located at 200 West Street, New York, New York 10282.
J.P. Morgan Investment Management Inc. is located at 270 Park Avenue, New York, New York 10017.
Massachusetts Financial Services Company is located at 111 Huntington Avenue, Boston, Massachusetts 02199.
Morgan Stanley Investment Management, Inc. is located at 1221 Avenue of the Americas, New York, New York 10020.
PineBridge Investments LLC is located at 399 Park Avenue, 4th Floor, New York, New York 10022.
Putnam Investment Management, LLC is located at One Post Office Square, Boston, Massachusetts 02109.
Schroder Investment Management North America Inc. is located at 7 Bryant Park, New York, New York 10018-3706.
Schroder Investment Management North America Limited is located at 31 Gresham Street, London, United Kingdom EC2V 7QA.
T. Rowe Price Associates, Inc. is located at 100 East Pratt Street, Baltimore, Maryland 21202.
Wellington Management Company LLP is located at 280 Congress Street, Boston, Massachusetts 02210.
Item 34. Management Services.
Inapplicable.
Item 35. Undertakings.
Inapplicable.
8

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 58 to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Jersey City, and the State of New Jersey, on the 27th day of July, 2022.
Seasons Series Trust (Registrant)
By:	/s/ John T. Genoy
John T. Genoy President
Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 58 to the Registration Statement on Form N-1A has been signed by the following persons in the capacities and on the date indicated:
	Signature	Title	Date
	/s/ John T. Genoy	President (Principal Executive Officer)	July 27, 2022
John T. Genoy
	/s/ Gregory R. Kingston	Treasurer (Principal Financial and Accounting Officer)	July 27, 2022
Gregory R. Kingston
	*	Trustee and Chairman	July 27, 2022
Bruce G. Willison
	*	Trustee	July 27, 2022
Garrett F. Bouton
	*	Trustee	July 27, 2022
Tracey C. Doi
	*	Trustee	July 27, 2022
Jane Jelenko
	*	Trustee	July 27, 2022
Gilbert T. Ray
	*	Trustee	July 27, 2022
Charles H. Self III
* By:	/s/ Jennifer Rogers		July 27, 2022
Jennifer Rogers Attorney-in-Fact
* Pursuant to Power of Attorney.
9